                                                   -----------------------------
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                                                   -----------------------------
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                                                   Expires:  September 30, 2007
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                                                   hours per response:  19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number  811-01424
                                  ----------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:   10/31
                        ------------

Date of reporting period:   10/31/06
                         --------------

Item 1. Reports to Stockholders.

                                                    AIM Capital Development Fund

                                Annual Report to Shareholders o October 31, 2006

DOMESTIC EQUITY


Mid-Cap Growth


Table of Contents

Supplemental Information................    2
Letters to Shareholders.................    3
Performance Summary.....................    5
Management Discussion...................    5
Fund Expenses...........................    7
Long-term Fund Performance..............    8
Approval of Advisory Agreement..........   10
Schedule of Investments.................  F-1
Financial Statements....................  F-5
Notes to Financial Statements...........  F-8
Financial Highlights.................... F-16
Auditor's Report........................ F-20
Tax Disclosures......................... F-21
Trustees and Officers................... F-22


                               [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]       [GRAPHIC]      [GRAPHIC]

[DOMESTIC    [INTERNATIONAL/    [SECTOR
 EQUITY]      GLOBAL EQUITY]    EQUITY]



[GRAPHIC]       [GRAPHIC]       [GRAPHIC]

 [FIXED        [ALLOCATION    [DIVERSIFIED
 INCOME]        SOLUTIONS]     PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM Capital Development Fund


AIM CAPITAL DEVELOPMENT FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             values for shareholder transactions and
                                                                                           the returns based on those net asset
o Class B shares are not available as an     o The unmanaged STANDARD & POOR'S             values may differ from the net asset
investment for retirement plans              COMPOSITE INDEX OF 500 STOCKS (the S&P        values and returns reported in the
maintained pursuant to Section 401 of the    500--Registered Trademark-- Index) is an      Financial Highlights.
Internal Revenue Code, including 401(k)      index of common stocks frequently used as
plans, money purchase pension plans and      a general measure of U.S. stock market        o Industry classifications used in this
profit sharing plans. Plans that had         performance.                                  report are generally according to the
existing accounts invested in Class B                                                      Global Industry Classification Standard,
shares prior to September 30, 2003, will     o The unmanaged RUSSELL MIDCAP--Registered    which was developed by and is the
continue to be allowed to make additional    Trademark-- GROWTH INDEX is a subset of the   exclusive property and a service mark of
purchases.                                   RUSSELL MIDCAP--Registered Trademark--        Morgan Stanley Capital International Inc.
                                             INDEX, which performance of the stocks        and Standard & Poor's.
o Class R shares are available only to       of domestic mid-capitalization companies;
certain retirement plans. Please see the     the Growth subset measures the performance    The Fund provides a complete list of its
prospectus for more information.             of Russell Midcap companies with higher       holdings four times in each fiscal year,
                                             price/ book ratios and higher with higher     at the quarter-ends. For the second and
o Investor Class shares are closed to        growth values.                                fourth quarters, the lists appear in the
most investors. For more information on                                                    Fund's semiannual and annual reports to
who may continue to invest in the            o The unmanaged LIPPER MID-CAP GROWTH         shareholders. For the first and third
Investor Class shares, please see the        FUNDS INDEX represents an average of the      quarters, the Fund files the lists with
prospectus.                                  performance of the 30 largest                 the Securities and Exchange Commission
                                             mid-capitalization growth funds tracked       (SEC) on Form N-Q. The most recent list
PRINCIPAL RISKS OF INVESTING IN THE FUND     by Lipper Inc., an independent mutual         of portfolio holdings is available at
                                             fund performance monitor.                     AIMinvestments.com. From our home page,
o Foreign securities have additional                                                       click on Products & Performance, then
risks, including exchange rate changes,      o The Fund is not managed to track the        Mutual Funds, then Fund Overview. Select
political and economic upheaval, the         performance of any particular index,          your Fund from the drop-down menu and
relative lack of information about these     including the indexes defined here, and       click on Complete Quarterly Holdings.
companies, relatively low market             consequently, the performance of the Fund     Shareholders can also look up the Fund's
liquidity and the potential lack of          may deviate significantly from the            Forms N-Q on the SEC Web site at sec.gov.
strict financial and accounting controls     performance of the indexes.                   Copies of the Fund's Forms N-Q may be
and standards.                                                                             reviewed and copied at the SEC Public
                                             o A direct investment cannot be made in       Reference Room in Washington, D.C. You
o Investing in a fund that invests in        an index. Unless otherwise indicated,         can obtain information on the operation
smaller companies involves risks not         index results include reinvested              of the Public Reference Room, including
associated with investing in more            dividends, and they do not reflect sales      information about duplicating fee
established companies, such as business      charges. Performance of an index of funds     charges, by calling 202-942-8090 or
risk, stock price fluctuations and           reflects fund expenses; performance of a      800-732-0330, or by electronic request at
illiquidity.                                 market index does not.                        the following e-mail address:
                                                                                           publicinfo@sec.gov. The SEC file numbers
o Prices of equity securities change in      OTHER INFORMATION                             for the Fund are 811-01424 and 002-25469.
response to many factors including the
historical and prospective earnings of       o The returns shown in management's           A description of the policies and
the issuer, the value of its assets,         discussion of Fund performance are based      procedures that the Fund uses to
general economic conditions, interest        on net asset values calculated for            determine how to vote proxies relating to
rates, investor perceptions and market       shareholder transactions. Generally           portfolio securities is available without
liquidity.                                   accepted accounting principles require        charge, upon request, from our Client
                                             adjustments to be made to the net assets      Services department at 800-959-4246 or on
                                             of the Fund at period end for financial       the AIM Web site, AIMinvestments.com. On
                                             reporting purposes, and as such, the net      the home page, scroll down and click on
                                             asset                                         AIM Funds Proxy Policy. The information
                                                                                           is also available on the SEC Web site,
                                                                                           sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           =========================================

                                                                                           FUND NASDAQ SYMBOLS
======================================================================================
                                                                                           Class A Shares                    ACDAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      Class B Shares                    ACDBX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.            Class C Shares                    ACDCX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class R Shares                    ACDRX
                                                                                           Investor Class Shares             ACDIX
======================================================================================
                                                                                           =========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM Capital Development Fund


                   Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                   We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

     [TAYLOR          As we approach the end of 2006, it seems likely that many
      PHOTO] investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.
  Philip Taylor
                      While stock and bond markets generally enjoyed positive
                   year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                      Short-term market fluctuations are a fact of life for all
                   investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We've changed the look of our annual reports to reflect
                   that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                      AIM has a variety of investment solutions, and knowing
                   which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /S/ PHILIP TAYLOR

                   Philip Taylor
                   President -- AIM Funds
                   CEO, AIM Investments

                   December 14, 2006


                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Capital Development Fund


                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT         Looking ahead, your Board finds many reasons to be
      PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.
 Bruce L. Crockett
                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   December 14, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Capital Development Fund


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   Stocks that are ranked highest by our
                                                                                           quantitative model are the focus of our
===================================================================================        fundamental research efforts. Our
                                                                                           fundamental analysis focuses on
   PERFORMANCE SUMMARY                                                                     identifying both industries and companies
                                                                                           with strong drivers of growth.
   For the year ended October 31, 2006, Class A shares of AIM Capital
   Development Fund, excluding applicable sales charges, had double-digit                     Risk management plays an important
   returns and outperformed the broad market, as measured by the S&P 500 Index,            role in portfolio construction, as our
   and the Fund's style-specific index, the Russell Midcap Growth Index.                   target portfolio attempts to limit
                                                                                           volatility and downside risk. We seek to
      Solid stock selection and strong performance by mid-cap stocks enabled the           accomplish this goal by investing in
   Fund to outperform the large-cap oriented S&P 500 Index. Stock selection                sectors, industries and companies with
   across sectors also enabled the Fund to outperform the Russell Midcap Growth            attractive fundamental prospects. We
   Index; the Fund outperformed the Russell Midcap Growth Index in seven out of            limit the Fund's sector exposure and also
   10 sectors.                                                                             seek to minimize stock-specific risk by
                                                                                           building a diversified portfolio of 100
      Your Fund's long-term performance appears on pages 8 and 9.                          to 120 holdings with an approximate
                                                                                           weight of 1% at the time of purchase.
   FUND VS. INDEXES
                                                                                              We consider selling a stock for any of
   Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If                the following reasons:
   sales charges were included, returns would be lower.
                                                                                           o The stock is overvalued based on our
   Class A Shares                                                   19.86%                 analysis.
   Class B Shares                                                   18.92
   Class C Shares                                                   18.88                  o A change in fundamental metrics
   Class R Shares                                                   19.52                  indicates potential problems.
   Investor Class Shares                                            19.78
   S&P 500 Index (Broad Market Index)                               16.33                  o A change in market capitalization--if a
   Russell Midcap Growth Index (Style-Specific Index)               14.51                  stock grows and moves into the large-cap
   Lipper Mid-Cap Growth Funds Index (Peer Group Index)             13.14                  range.

   SOURCE: LIPPER INC.                                                                     o A better stock candidate with higher
                                                                                           potential return is found.
===================================================================================
                                                                                           MARKET CONDITIONS AND YOUR FUND
HOW WE INVEST                                correlated with outperformance in the
                                             mid-cap growth universe, including:           Domestic equities posted solid returns
We believe a growth investment strategy                                                    during the 12 month reporting period,
is an essential component of a               o Earnings--focus on companies exhibiting     leaving several major market indexes near
diversified portfolio.                       strong growth in earnings, revenue and        multi-year highs. Strong economic growth,
                                             cash flows.                                   favorable corporate earnings results and
   Our investment process combines                                                         continued benign inflation boosted
quantitative and fundamental analysis to     o Quality--focus on companies with            equities, despite high energy prices and
uncover companies exhibiting long-term,      sustainable earnings growth and               the U.S. Federal Reserve Board's (the
sustainable earnings and cash flow growth    management teams that profitably reinvest     Fed) tightening campaign.
that is not yet reflected by the stock's     shareholder cash flow.
market price.                                                                                 Mid- and small-cap stocks outperformed
                                             o Valuation--focus on companies that are      large-cap stocks, and the value style
   Our quantitative model ranks companies    attractively valued given their growth        outper-
based on factors we have found to be         potential.
highly
                                                                                                                         (continued)

=========================================    =========================================     =========================================

   PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. Application Software            4.8        1. CB Richard Ellis Group,
                                              2. Wireless Telecommunication                    Inc.-Class A                    1.8%
               [PIE CHART]                       Services                        4.4        2. Precision Castparts Corp.       1.7
                                              3. Apparel, Accessories & Luxury              3. Polo Ralph Lauren Corp.         1.5
Information Technology             19.4%         Goods                           3.8        4. Corrections Corp. of America    1.4
Consumer Discretionary             17.3%      4. Aerospace & Defense             3.6        5. NII Holdings Inc.               1.4
Health Care                        16.3%      5. Managed Health Care             3.3        6. Shoppers Drug Mart Corp.
Industrials                        13.1%                                                       (Canada)                        1.3
Energy                              9.3%                                                    7. Jarden Corp.                    1.3
Financials                          9.0%     Total Net Assets          $1.52 billion        8. Allegheny Technologies, Inc.    1.2
Telecommunication Services          7.2%                                                    9. Chicago Mercantile Exchange
Consumer Staples                    2.8%     Total Number of Holdings*           108           Holdings Inc.                   1.2
Materials                           1.7%                                                   10. WESCO International Inc.        1.2
Money Market Funds Plus
Other Assets Less Liabilities       3.9%     The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                             *Excluding money market fund holdings.

=========================================    =========================================     =========================================

AIM Capital Development Fund


formed the growth style. Positive            juvenile facilities, was also one of the      trading at what we believe are attractive
performance was broad among Russell          top contributors to Fund performance.         valuations.
Midcap Growth Index sectors, with the
best returns found in telecommunication         In the information technology (IT)         IN CLOSING
services, materials and utilities.           sector, our investment process led us to
                                             invest in a number of stocks in the IT        Although we are pleased to have provided
   The Fund benefited from positive          services, semiconductor and electronic        positive returns for our investors for
absolute performance in nine out of 10       equipment industries that performed well      the reporting period, we are always
economic sectors. On a relative basis,       during the period. One example is MEMC        striving to improve performance and help
the Fund outperformed the Russell Midcap     ELECTRONIC MATERIALS, one of the leading      you meet your financial goals. We remain
Growth Index in seven out of 10 sectors,     suppliers of silicon wafers to                committed to our investment process of
with the widest margin of outperformance     semiconductor manufacturers.                  focusing on the attractively priced
in the consumer discretionary,                                                             stocks of mid-cap companies with growing
telecommunication services, industrials         One other holding that was a               cash flow and earnings. We thank you for
and information technology sectors.          significant contributor to performance        your commitment to AIM Capital
                                             was HANSEN NATURAL, a maker of natural        Development Fund.
   In the consumer discretionary sector,     sodas, juices and energy drinks including
the Fund benefited from solid stock          the popular Monster Energy product. The       THE VIEWS AND OPINIONS EXPRESSED IN
selection in a number of different areas,    company benefited from solid revenue and      MANAGEMENT'S DISCUSSION OF FUND
including media, retail and household        earnings growth due to strong sales of        PERFORMANCE ARE THOSE OF A I M ADVISORS,
durables. Media holding Clear Channel        its products. We sold the stock.              INC. THESE VIEWS AND OPINIONS ARE SUBJECT
Outdoors benefited from demand for                                                         TO CHANGE AT ANY TIME BASED ON FACTORS
advertising on its signs and bill-              The Fund underperformed relative to        SUCH AS MARKET AND ECONOMIC CONDITIONS.
boards, as demand for the lower-cost form    the Russell Midcap Growth Index in three      THESE VIEWS AND OPINIONS MAY NOT BE
of billboard advertising was strong          sectors--financials, utilities and            RELIED UPON AS INVESTMENT ADVICE OR
during the period. The share price also      materials. The widest margin of               RECOMMENDATIONS, OR AS AN OFFER FOR A
appreciated due to speculation of a          underperformance was in the financials        PARTICULAR SECURITY. THE INFORMATION IS
potential buyout. Other holdings that        sector, where stock selection and an          NOT A COMPLETE ANALYSIS OF EVERY ASPECT
made meaningful contributions included       underweight position in real estate           OF ANY MARKET, COUNTRY, INDUSTRY,
office products retailer Office Depot and    investment trust (REIT) holdings were the     SECURITY OR THE FUND. STATEMENTS OF FACT
appliance manufacturer Whirlpool.            key detractors to performance. However,       ARE FROM SOURCES CONSIDERED RELIABLE, BUT
                                             one holding that offset some of this          A I M ADVISORS, INC. MAKES NO
   Our investment process led us to          underperformance in the financials sector     REPRESENTATION OR WARRANTY AS TO THEIR
increase the Fund's exposure in the          was commercial real estate services           COMPLETENESS OR ACCURACY. ALTHOUGH
telecommunication services sector as we      holding CB Richard Ellis, which was up        HISTORICAL PERFORMANCE IS NO GUARANTEE OF
identified a number of attractive            more than 75% during the reporting            FUTURE RESULTS, THESE INSIGHTS MAY HELP
investment opportunities. Within this        period.                                       YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
sector, the Fund's overweight position                                                     PHILOSOPHY.
AND stock selection drove outperformance        Underperformance in the utilities
versus the Russell Midcap Growth Index as    sector was largely due to the Fund's                 See important Fund and index
the telecommunication services sector was    underweight position, as many utilities         disclosures on the inside front cover.
the top-performing sector in the Russell     stocks performed well during the
Midcap Growth Index during the reporting     reporting period.
period. Examples of holdings that made                                                                    Paul J. Rasplicka
key contributions to performance                An underweight position and stock
included American Tower and Qwest            selection in the materials sector also          [RASPLICKA   Chartered Financial
Communications.                              contributed to underperformance. In this          PHOTO]     Analyst, is lead portfolio
                                             sector, SMURFIT STONE CONTAINER detracted                    manager of AIM Capital
   The industrials sector also rallied       from Fund returns. We subsequently sold                      Development Fund. Mr.
during the period, and the Fund benefited    this holding due to deteriorating             Rasplicka has been associated with
from solid performance from holdings in a    fundamentals.                                 advisor and/or its affiliates since
number of different industries. Two of                                                     1994. He began his investment career in
the Fund's holdings that made significant       Other significant detractors from Fund     1982 as an equity research analyst. A
contributions to performance were IHS and    performance during the reporting period       native of Denver, Mr. Rasplicka is a
Corrections Corp. of America. IHS, a         included TELLABS, ADC TELECOMMUNICATIONS      magna cum laude graduate of the
publisher of technical documents focusing    and MERCURY INTERACTIVE. All three stocks     University of Colorado in Boulder with a
on engineering, energy and regulatory        were subsequently sold.                       B.S. in business administration. He
issues, benefited from strong demand for                                                   earned an M.B.A. from the University of
its products and was the top contributor        During the reporting period, the most      Chicago. He is a Chartered Investment
to Fund performance during the reporting     significant changes to portfolio              Counselor.
period. Corrections Corp. of America, a      positioning included additions to the
company that contracts with federal,         industrials, telecommunication services       Assisted by the Mid Cap Growth/GARP
state and local authorities to manage        and consumer discretionary sectors, and a     Team
detention and                                reduction in the IT sector. All changes
                                             to the Fund were based on our bottom-up       FOR A PRESENTATION OF YOUR FUND'S
                                             stock selection process of identifying        LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8
                                             high quality growth companies                 AND 9.

AIM Capital Development Fund


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),       information to compare the ongoing costs
(loads) on purchase payments or              then multiply the result by the number in     of investing in the Fund and other funds.
contingent deferred sales charges on         the table under the heading entitled          To do so, compare this 5% hypothetical
redemptions, and redemption fees, if any;    "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
and (2) ongoing costs, including             estimate the expenses you paid on your        that appear in the shareholder reports of
management fees; distribution and/or         account during this period.                   the other funds.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown in
help you understand your ongoing costs       COMPARISON PURPOSES                           the table are meant to highlight your
(in dollars) of investing in the Fund and                                                  ongoing costs only and do not reflect any
to compare these costs with ongoing costs    The table below also provides information     transaction costs, such as sales charges
of investing in other mutual funds. The      about hypothetical account values and         (loads) on purchase payments, contingent
example is based on an investment of         hypothetical expenses based on the Fund's     deferred sales charges on redemptions,
$1,000 invested at the beginning of the      actual expense ratio and an assumed rate      and redemption fees, if any. Therefore,
period and held for the entire period May    of return of 5% per year before expenses,     the hypothetical information is useful in
1, 2006, through October 31, 2006.           which is not the Fund's actual return.        comparing ongoing costs only, and will
                                             The Fund's actual cumulative total            not help you determine the relative total
ACTUAL EXPENSES                              returns at net asset value after expenses     costs of owning different funds. In
                                             for the six months ended October 31,          addition, if these transaction costs were
The table below provides information         2006, appear in the table "Cumulative         included, your costs would have been
about actual account values and actual       Total Returns" on page 9.                     higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                     ACTUAL                             HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING              EXPENSES            ENDING            EXPENSES          ANNUALIZED
 SHARE           ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (5/1/06)           (10/31/06)(1)          PERIOD(2)         (10/31/06)          PERIOD(2)           RATIO
   A               $1,000.00              $983.10              $ 6.30           $1,018.85            $ 6.41             1.26%
   B                1,000.00               979.30               10.03            1,015.07             10.21             2.01
   C                1,000.00               979.30               10.03            1,015.07             10.21             2.01
   R                1,000.00               981.90                7.54            1,017.59              7.68             1.51
Investor            1,000.00               983.10                6.30            1,018.85              6.41             1.26


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Capital Development Fund


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund data from 6/17/96, index data from 6/30/96

================================================================================

                                [MOUNTAIN CHART]


               AIM CAPITAL                                         LIPPER
            DEVELOPMENT FUND      S&P 500     RUSSELL MIDCAP   MID-CAP GROWTH
 DATE        -CLASS A SHARES       INDEX       GROWTH INDEX      FUNDS INDEX
6/17/96         $ 9450
   6/96           9563            $10000          $10000           $10000
   7/96           8977              9558            9224             8906
   8/96           9904              9760            9722             9483
   9/96          10669             10309           10340            10127
  10/96          10480             10593           10219             9747
  11/96          10744             11393           10821             9970
  12/96          10971             11168           10638             9919
   1/97          11131             11865           11109            10172
   2/97          10470             11958           10864             9496
   3/97           9752             11468           10251             8774
   4/97           9648             12152           10502             8698
   5/97          11046             12895           11443             9831
   6/97          11831             13468           11759            10245
   7/97          12766             14539           12885            10871
   8/97          13183             13725           12759            10841
   9/97          14241             14477           13405            11617
  10/97          13768             13994           12734            10966
  11/97          13485             14641           12868            10791
  12/97          13570             14892           13036            11044
   1/98          13503             15057           12802            10835
   2/98          14836             16142           14005            11755
   3/98          15697             16968           14592            12364
   4/98          15744             17142           14791            12417
   5/98          14714             16848           14182            11694
   6/98          14902             17532           14583            12232
   7/98          13797             17346           13959            11417
   8/98          10829             14840           11295             8956
   9/98          11783             15792           12149             9890
  10/98          12180             17074           13044            10254
  11/98          13002             18109           13923            11033
  12/98          14183             19151           15365            12456
   1/99          13974             19952           15826            13074
   2/99          12689             19332           15052            12059
   3/99          12953             20105           15890            12918
   4/99          13302             20884           16614            13448
   5/99          13454             20391           16401            13392
   6/99          14285             21520           17546            14472
   7/99          14144             20851           16987            14274
   8/99          13464             20747           16810            14201
   9/99          13842             20179           16667            14616
  10/99          14400             21456           17956            15908
  11/99          15893             21892           19815            17904
  12/99          18123             23180           23247            21638
   1/00          17811             22015           23242            21267
   2/00          22148             21599           28128            26596
   3/00          22177             23710           28157            24724
   4/00          20296             22997           25424            21463
   5/00          19125             22526           23570            19533
   6/00          20391             23081           26072            22569
   7/00          19835             22720           24421            21633
   8/00          22019             24131           28103            24462
   9/00          21083             22857           26730            23286
  10/00          20591             22760           24900            21403
  11/00          18267             20967           19489            16927
  12/00          19905             21070           20515            18148
   1/01          20387             21817           21687            18394
   2/01          18829             19829           17936            15635
   3/01          17304             18573           15369            13976
   4/01          18927             20016           17931            15819
   5/01          19387             20150           17847            15949
   6/01          19562             19660           17856            15887
   7/01          19047             19466           16652            15051
   8/01          18192             18249           15445            14043
   9/01          15791             16775           12892            12017
  10/01          16108             17095           14247            12686
  11/01          17326             18406           15781            13728
  12/01          18182             18568           16381            14324
   1/02          17787             18297           15849            13776
   2/02          17721             17944           14951            13091
   3/02          19125             18619           16092            13916
   4/02          18949             17490           15240            13454
   5/02          18598             17362           14785            13005
   6/02          17228             16126           13154            11836
   7/02          15178             14869           11876            10560
   8/02          15024             14966           11834            10434
   9/02          13565             13341           10894             9786
  10/02          14038             14514           11738            10279
  11/02          14860             15368           12657            10890
  12/02          14235             14466           11892            10246
   1/03          13971             14087           11775            10094
   2/03          13818             13876           11673             9938
   3/03          13905             14010           11890            10080
   4/03          14815             15163           12700            10787
   5/03          15869             15962           13922            11679
   6/03          16286             16165           14120            11862
   7/03          16670             16451           14625            12330
   8/03          17372             16771           15430            12936
   9/03          16966             16593           15131            12502
  10/03          18270             17531           16350            13483
  11/03          18764             17686           16788            13804
  12/03          19253             18612           16971            13875
   1/04          19771             18954           17532            14225
   2/04          20311             19217           17826            14421
   3/04          20311             18927           17792            14418
   4/04          19738             18631           17289            13960
   5/04          19851             18886           17697            14264
   6/04          20290             19253           17979            14608
   7/04          19086             18616           16788            13570
   8/04          18829             18690           16581            13335
   9/04          19604             18893           17200            13905
  10/04          20077             19182           17784            14316
  11/04          21302             19957           18702            15112
  12/04          22228             20636           19598            15821
   1/05          21815             20133           19074            15310
   2/05          22094             20557           19557            15508
   3/05          21681             20193           19271            15199
   4/05          20638             19810           18508            14467
   5/05          21827             20440           19568            15325
   6/05          22409             20469           19932            15676
   7/05          23622             21230           21095            16578
   8/05          23634             21037           20966            16526
   9/05          23766             21207           21238            16815
  10/05          22856             20853           20613            16347
  11/05          24044             21641           21731            17231
  12/05          24354             21649           21969            17337
   1/06          26257             22222           23285            18527
   2/06          26228             22282           22999            18367
   3/06          27159             22559           23641            18980
   4/06          27868             22862           23741            19158
   5/06          26494             22205           22624            18091
   6/06          26438             22234           22531            18099
   7/06          25507             22372           21724            17334
   8/06          26035             22903           22224            17617
   9/06          26481             23493           22732            17869
  10/06          27402             24258           23604            18495

================================================================================

                                                             SOURCE: LIPPER INC.


Past performance cannot guarantee            chart and table(s) does not reflect           The vertical axis, the one that indicates
comparable future results.                   deduction of taxes a shareholder would        the dollar value of an investment, is
                                             pay on Fund distributions or sale of Fund     constructed with each segment
   The data shown in the chart include       shares. Performance of the indexes does       representing a percent change in the
reinvested distributions, applicable         not reflect the effects of taxes.             value of the investment. In this chart,
sales charges, Fund expenses and                                                           each segment represents a doubling, or
management fees. Index results include          This chart, which is a logarithmic         100% change, in the value of the
reinvested dividends, but they do not        chart, presents the fluctuations in the       investment. In other words, the space
reflect sales charges. Performance of an     value of the Fund and its indexes. We         between $10,000 and $20,000 is the same
index of funds reflects fund expenses and    believe that a logarithmic chart is           size as the space between $20,000, and
management fees; performance of a market     more effective than other types of charts     $40,000 and so on.
index does not. Performance shown in the     in illustrating changes in value during
                                             the early years shown in the chart.

AIM Capital Development Fund


=========================================    =========================================     =========================================

   AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar       6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                    -1.69%
Inception (6/17/96)               10.21%     CLASS A SHARES                                Class B Shares                    -2.07
10 Years                           9.46      Inception (6/17/96)                9.93%      Class C Shares                    -2.07
 5 Years                           9.96      10 Years                           8.90       Class R Shares                    -1.81
 1 Year                           13.25       5 Years                           9.64       Investor Class Shares             -1.69
                                              1 Year                            5.29
CLASS B SHARES                                                                             =========================================
Inception (10/1/96)                9.23%     CLASS B SHARES
10 Years                           9.49      Inception (10/1/96)                8.94%
 5 Years                          10.18       5 Years                           9.88
 1 Year                           13.92       1 Year                            5.83

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)                 7.81%     Inception (8/4/97)                 7.50%
 5 Years                          10.44       5 Years                          10.15
 1 Year                           17.88       1 Year                            9.66

CLASS R SHARES                               CLASS R SHARES
10 Years                           9.90%     10 Years                           9.34%
 5 Years                          10.99       5 Years                          10.69
 1 Year                           19.52       1 Year                           11.16

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
10 Years                          10.09%     10 Years                           9.52%
 5 Years                          11.21       5 Years                          10.90
 1 Year                           19.78       1 Year                           11.41

=========================================    =========================================


CLASS R SHARES INCEPTION DATE IS JUNE 3,     CLASS A SHARES FOR THE PERIOD USING           (CDSC) FOR THE PERIOD INVOLVED. IS THE
2002. RETURNS SINCE THAT DATE ARE            INCEPTION BLENDED RETURNS. CLASS A            CDSC ON CLASS B SHARES DECLINES FROM 5%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    SHARES' INCEPTION DATE IS JUNE 17, 1996.      BEGINNING AT THE TIME OF PURCHASE TO 0%
BLENDED RETURNS OF HISTORICAL CLASS R                                                      AT THE BEGINNING OF THE SEVENTH YEAR. THE
SHARE PERFORMANCE AND RESTATED CLASS A          THE PERFORMANCE DATA QUOTED REPRESENT      CDSC ON CLASS C SHARES IS 1% FOR THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PAST PERFORMANCE AND CANNOT GUARANTEE         FIRST YEAR AFTER PURCHASE. CLASS R SHARES
THE INCEPTION DATE OF CLASS R SHARES) AT     COMPARABLE FUTURE RESULTS; CURRENT            DO NOT HAVE A FRONT-END SALES CHARGE;
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PERFORMANCE MAY BE LOWER OR HIGHER.           RETURNS SHOWN ARE AT NET ASSET VALUE AND
HIGHER RULE 12b-1 FEES APPLICABLE TO         PLEASE VISIT AIMINVESTMENTS.COM FOR THE       DO NOT REFLECT A 0.75% CDSC THAT MAY BE
CLASS R SHARES. CLASS A SHARES' INCEPTION    MOST RECENT MONTH-END PERFORMANCE.            INCEPTION IMPOSED ON A TOTAL
DATE IS JUNE 17, 1996.                       PERFORMANCE FIGURES REFLECT REINVESTED        REDEMPTION DATE OF RETIREMENT PLAN ASSETS
                                             DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     WITHIN THE INCEPTION FIRST YEAR. INVESTOR
   INVESTOR CLASS SHARES' INCEPTION DATE     AND THE EFFECT OF THE MAXIMUM SALES           CLASS SHARES DO NOT HAVE A FRONT-END
IS NOVEMBER 30, 2004. RETURNS SINCE THAT     CHARGE UNLESS OTHERWISE STATED.               SALES CHARGE OR A CDSC; THEREFORE,
DATE ARE HISTORICAL RETURNS. ALL OTHER       INVESTMENT RETURN AND PRINCIPAL VALUE         PERFORMANCE IS AT NET ASSET VALUE.
RETURNS ARE BLENDED RETURNS OF HISTORICAL    WILL FLUCTUATE SO THAT YOU MAY HAVE A
INVESTOR CLASS SHARE PERFORMANCE AND         GAIN OR LOSS WHEN YOU SELL SHARES.               THE PERFORMANCE OF THE FUND'S SHARE
RESTATED CLASS A SHARE PERFORMANCE (FOR                                                    CLASSES WILL DIFFER PRIMARILY DUE TO
PERIODS PRIOR TO THE INCEPTION DATE OF          CLASS A SHARE PERFORMANCE REFLECTS THE     DIFFERENT SALES CHARGE STRUCTURES AND
INVESTOR CLASS SHARES), AT NET ASSET         MAXIMUM 5.50% SALES CHARGE, AND CLASS B       CLASS EXPENSES.
VALUE, WHICH RESTATED PERFORMANCE WILL       AND CLASS C SHARE PERFORMANCE REFLECTS
REFLECT THE HIGHER RULE 12b-1 FEES           THE APPLICABLE CONTINGENT DEFERRED SALES
APPLICABLE TO                                CHARGE

AIM Capital Development Fund


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Equity Funds    services to be provided by AIM under the      o Meetings with the Fund's portfolio
(the "Board") oversees the management of     Advisory Agreement was appropriate and        managers and investment personnel. With
AIM Capital Development Fund (the "Fund")    that AIM currently is providing services      respect to the Fund, the Board is meeting
and, as required by law, determines          in accordance with the terms of the           periodically with such Fund's portfolio
annually whether to approve the              Advisory Agreement.                           managers and/or other investment
continuance of the Fund's advisory                                                         personnel and believes that such
agreement with A I M Advisors, Inc.          o The quality of services to be provided      individuals are competent and able to
("AIM"). Based upon the recommendation of    by AIM. The Board reviewed the                continue to carry out their
the Investments Committee of the Board,      credentials and experience of the             responsibilities under the Advisory
at a meeting held on June 27, 2006, the      officers and employees of AIM who will        Agreement.
Board, including all of the independent      provide investment advisory services to
trustees, approved the continuance of the    the Fund. In reviewing the qualifications     o Overall performance of AIM. The Board
advisory agreement (the "Advisory            of AIM to provide investment advisory         considered the overall performance of AIM
Agreement") between the Fund and AIM for     services, the Board considered such           in providing investment advisory and
another year, effective July 1, 2006.        issues as AIM's portfolio and product         portfolio administrative services to the
                                             review process, various back office           Fund and concluded that such performance
   The Board considered the factors          support functions provided by AIM and         was satisfactory.
discussed below in evaluating the            AIM's equity and fixed income trading
fairness and reasonableness of the           operations. Based on the review of these      o Fees relative to those of clients of
Advisory Agreement at the meeting on June    and other factors, the Board concluded        AIM with comparable investment
27, 2006 and as part of the Board's          that the quality of services to be            strategies. The Board reviewed the
ongoing oversight of the Fund. In their      provided by AIM was appropriate and that      effective advisory fee rate (before
deliberations, the Board and the inde-       AIM currently is providing satisfactory       waivers) for the Fund under the Advisory
pendent trustees did not identify any        services in accordance with the terms of      Agreement. The Board noted that this rate
particular factor that was controlling,      the Advisory Agreement.                       was (i) above the effective advisory fee
and each trustee attributed different                                                      rate (before waivers) for a mutual fund
weights to the various factors.              o The performance of the Fund relative to     advised by AIM with investment strategies
                                             comparable funds. The Board reviewed the      comparable to those of the Fund; (ii)
   One responsibility of the independent     performance of the Fund during the past       below the effective advisory fee rates
Senior Officer of the Fund is to manage      one, three and five calendar years            (before waivers) for two variable
the process by which the Fund's proposed     against the performance of funds advised      insurance funds advised by AIM and
management fees are negotiated to ensure     by other advisors with investment             offered to insurance company separate
that they are negotiated in a manner         strategies comparable to those of the         accounts with investment strategies
which is at arms' length and reasonable.     Fund. The Board noted that the Fund's         comparable to those of the Fund; (iii)
To that end, the Senior Officer must         performance was below the median              above the effective sub-advisory fee rate
either supervise a competitive bidding       performance of such comparable funds for      for one offshore fund advised and
process or prepare an independent written    the one year period and above such median     sub-advised by AIM affiliates with
evaluation. The Senior Officer has           performance for the three and five year       investment strategies comparable to those
recommended an independent written           periods. Based on this review and after       of the Fund, although the total advisory
evaluation in lieu of a competitive          taking account of all of the other            fees for such offshore fund were above
bidding process and, upon the direction      factors that the Board considered in          those for the Fund; and (iv) above the
of the Board, has prepared such an           determining whether to continue the           effective sub-advisory fee rates for two
independent written evaluation. Such         Advisory Agreement for the Fund, the          variable insurance funds sub-advised by
written evaluation also considered           Board concluded that no changes should be     an AIM affiliate and offered to insurance
certain of the factors discussed below.      made to the Fund and that it was not          company separate accounts with investment
In addition, as discussed below, the         necessary to change the Fund's portfolio      strategies comparable to those of the
Senior Officer made a recommendation to      management team at this time. Although        Fund, although the total advisory fees
the Board in connection with such writ-      the independent written evaluation of the     for such variable insurance funds were
ten evaluation.                              Fund's Senior Officer (discussed below)       above those for the Fund. The Board noted
                                             only considered Fund performance through      that AIM has agreed to waive advisory
   The discussion below serves as a          the most recent calendar year, the Board      fees of the Fund and to limit the Fund's
summary of the Senior Officer's              also reviewed more recent Fund                total operating expenses, as discussed
independent written evaluation and           performance, which did not change their       below. Based on this review, the Board
recommendation to the Board in connection    conclusions.                                  concluded that the advisory fee rate for
therewith, as well as a discussion of the                                                  the Fund under the Advisory Agreement was
material factors and the conclusions with    o The performance of the Fund relative to     fair and reasonable.
respect thereto that formed the basis for    indices. The Board reviewed the
the Board's approval of the Advisory         performance of the Fund during the past       o Fees relative to those of comparable
Agreement. After consideration of all of     one, three and five calendar years            funds with other advisors. The Board
the factors below and based on its           against the performance of the Lipper         reviewed the advisory fee rate for the
informed business judgment, the Board        Mid-Cap Growth Funds Index. The Board         Fund under the Advisory Agreement. The
determined that the Advisory Agreement is    noted that the Fund's performance was         Board compared effective contractual
in the best interests of the Fund and its    comparable to the performance of such         advisory fee rates at a common asset
shareholders and that the compensation to    Index for the one and three year periods      level at the end of the past calendar
AIM under the Advisory Agreement is fair     and below such Index for the five year        year and noted that the Fund's rate was
and reasonable and would have been           period. Based on this review and after        below the median rate of the funds
obtained through arm's length                taking account of all of the other            advised by other advisors with investment
negotiations.                                factors that the Board considered in          strategies comparable to those of the
                                             determining whether to continue the           Fund that the Board reviewed. The Board
   Unless otherwise stated, information      Advisory Agreement for the Fund, the          noted that AIM has agreed to waive
presented below is as of June 27, 2006       Board concluded that no changes should        advisory fees of the Fund and to limit
and does not reflect any changes that may    be made to the Fund and that it was not       the Fund's total operating expenses, as
have occurred since June 27, 2006,           necessary to change the Fund's portfolio      discussed below. Based on this review,
including but not limited to changes to      management team at this time. Although        the Board concluded that the advisory fee
the Fund's performance, advisory fees,       the independent written evaluation of the     rate for the Fund under the Advisory
expense limitations and/or fee waivers.      Fund's Senior Officer (discussed below)       Agreement was fair and reasonable.
                                             only considered Fund performance through
o The nature and extent of the advisory      the most recent calendar year, the Board      o Expense limitations and fee waivers.
services to be provided by AIM. The Board    also reviewed more recent Fund perform-       The Board noted that AIM has
reviewed the services to be provided by      ance, which did not change their              contractually agreed to waive advisory
AIM under the Advisory Agreement. Based      conclusions.                                  fees of the Fund through June 30, 2007 to
on such review, the Board concluded that                                                   the extent necessary so that the advisory
the range of                                                                               fees payable by

                                                                                                                         (continued)

AIM Capital Development Fund


the Fund do not exceed a specified           o Independent written evaluation and          by AIM and its affiliates, such as
maximum advisory fee rate, which maximum     recommendations of the Fund's Senior          administrative, transfer agency and
rate includes breakpoints and is based on    Officer. The Board noted that, upon their     distribution services, and the fees
net asset levels. The Board considered       direction, the Senior Officer of the          received by AIM and its affiliates for
the contractual nature of this fee waiver    Fund, who is independent of AIM and AIM's     performing such services. In addition to
and noted that it remains in effect until    affiliates, had prepared an independent       reviewing such services, the trustees
June 30, 2007. The Board noted that AIM      written evaluation in order to assist the     also considered the organizational
has voluntarily agreed to waive fees         Board in determining the reasonableness       structure employed by AIM and its
and/or limit expenses of the Fund in an      of the proposed management fees of the        affiliates to provide those services.
amount necessary to limit total annual       AIM Funds, including the Fund. The Board      Based on the review of these and other
operating expenses to a specified            noted that the Senior Officer's written       factors, the Board concluded that AIM and
percentage of average daily net assets       evaluation had been relied upon by the        its affiliates were qualified to continue
for each class of the Fund. The Board        Board in this regard in lieu of a             to provide non-investment advisory
considered the voluntary nature of this      competitive bidding process. In               services to the Fund, including
fee waiver/expense limitation and noted      determining whether to continue the           administrative, transfer agency and
that it can be terminated at any time by     Advisory Agreement for the Fund, the          distribution services, and that AIM and
AIM without further notice to investors.     Board considered the Senior Officer's         its affiliates currently are providing
The Board considered the effect these fee    written evaluation and the recommendation     satisfactory non-investment advisory
waivers/expense limitations would have on    made by the Senior Officer to the Board       services.
the Fund's estimated expenses and            that the Board consider whether the
concluded that the levels of fee             advisory fee waivers for certain equity       o Other factors and current trends. The
waivers/expense limitations for the Fund     AIM Funds, including the Fund, should be      Board considered the steps that AIM and
were fair and reasonable.                    simplified. The Board concluded that it       its affiliates have taken over the last
                                             would be advisable to consider this issue     several years, and continue to take, in
o Breakpoints and economies of scale. The    and reach a decision prior to the             order to improve the quality and
Board reviewed the structure of the          expiration date of such advisory fee          efficiency of the services they provide
Fund's advisory fee under the Advisory       waivers.                                      to the Funds in the areas of investment
Agreement, noting that it includes one                                                     performance, product line
breakpoint. The Board reviewed the level     o Profitability of AIM and its                diversification, distribution, fund
of the Fund's advisory fees, and noted       affiliates. The Board reviewed                operations, shareholder services and
that such fees, as a percentage of the       information concerning the profitability      compliance. The Board concluded that
Fund's net assets, have decreased as net     of AIM's (and its affiliates') investment     these steps taken by AIM have improved,
assets increased because the Advisory        advisory and other activities and its         and are likely to continue to improve,
Agreement includes a breakpoint. The         financial condition. The Board considered     the quality and efficiency of the
Board noted that AIM has contractually       the overall profitability of AIM, as well     services AIM and its affiliates provide
agreed to waive advisory fees of the Fund    as the profitability of AIM in connection     to the Fund in each of these areas, and
through June 30, 2007 to the extent          with managing the Fund. The Board noted       support the Board's approval of the
necessary so that the advisory fees          that AIM's operations remain profitable,      continuance of the Advisory Agreement for
payable by the Fund do not exceed a          although increased expenses in recent         the Fund.
specified maximum advisory fee rate,         years have reduced AIM's profitability.
which maximum rate includes breakpoints      Based on the review of the profitability
and is based on net asset levels. The        of AIM's and its affiliates' investment
Board concluded that the Fund's fee          advisory and other activities and its
levels under the Advisory Agreement          financial condition, the Board concluded
therefore reflect economies of scale.        that the compensation to be paid by the
                                             Fund to AIM under its Advisory Agreement
o Investments in affiliated money market     was not excessive.
funds. The Board also took into account
the fact that uninvested cash and cash       o Benefits of soft dollars to AIM. The
collateral from securities lending           Board consid- ered the benefits realized
arrangements, if any (collectively, "cash    by AIM as a result of brokerage
balances") of the Fund may be invested in    transactions executed through "soft
money market funds advised by AIM            dollar" arrangements. Under these
pursuant to the terms of an SEC exemptive    arrangements, brokerage commissions paid
order. The Board found that the Fund may     by the Fund and/or other funds advised by
realize certain benefits upon investing      AIM are used to pay for research and exe-
cash balances in AIM advised money market    cution services. This research may be
funds, including a higher net return,        used by AIM in making investment
increased liquidity, increased diver-        decisions for the Fund. The Board
sification or decreased transaction          concluded that such arrangements were
costs. The Board also found that the Fund    appropriate.
will not receive reduced services if it
invests its cash balances in such money      o AIM's financial soundness in light of
market funds. The Board noted that, to       the Fund's needs. The Board considered
the extent the Fund invests uninvested       whether AIM is financially sound and has
cash in affiliated money market funds,       the resources necessary to perform its
AIM has voluntarily agreed to waive a        obligations under the Advisory Agreement,
portion of the advisory fees it receives     and concluded that AIM has the financial
from the Fund attributable to such           resources necessary to fulfill its
investment. The Board further determined     obligations under the Advisory Agreement.
that the proposed securities lending pro-
gram and related procedures with respect     o Historical relationship between the
to the lending Fund is in the best           Fund and AIM. In determining whether to
interests of the lending Fund and its        continue the Advisory Agreement for the
respective shareholders. The Board           Fund, the Board also considered the prior
therefore concluded that the investment      relationship between AIM and the Fund, as
of cash collateral received in connection    well as the Board's knowledge of AIM's
with the securities lending program in       operations, and concluded that it was
the money market funds according to the      beneficial to maintain the current
procedures is in the best interests of       relationship, in part, because of such
the lending Fund and its respective          knowledge. The Board also reviewed the
shareholders.                                general nature of the non-investment
                                             advisory services currently performed

Supplement to Annual Report dated 10/31/06

AIM Capital Development Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                       INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared      For periods ended 10/31/06            RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
to provide Institutional Class shareholders                                            ALL RETURNS ASSUME REINVESTMENT OF
with a performance overview specific             Inception (3/15/02)            8.92%  DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
to their holdings. Institutional Class              1 Year                     20.43   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
shares are offered exclusively to                   6 Months*                  -1.45   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
institutional investors, including defined                                             LESS THAN THEIR ORIGINAL COST. SEE FULL
contribution plans that meet certain             ===================================   REPORT FOR INFORMATION ON COMPARATIVE
criteria.                                                                              BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 AVERAGE ANNUAL TOTAL RETURNS          PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 For periods ended 9/30/06, most       CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 recent calendar quarter-end           800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                                 Inception (3/15/02)            8.27%
                                                    1 Year                     11.92
                                                    6 Months*                  -2.29

                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

==============================================

NASDAQ SYMBOL                            ACDVX

==============================================

Over for information on your Fund's expenses.

====================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   CHT-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for
the entire period May 1, 2006, through October   comparison purposes
31, 2006.
                                                 The table below also provides              Please note that the expenses shown in
Actual expenses                                  information about hypothetical        the table are meant to highlight your ongoing
                                                 account values and hypothetical       costs only. Therefore, the hypothetical
The table below provides information about       expenses based on the Fund's actual   information is useful in comparing ongoing
actual account values and actual expenses. You   expense ratio and an assumed rate     costs only, and will not help you determine
may use the information in this table,           of return of 5% per year before       the relative total costs of owning different
together with the amount you invested, to        expenses, which is not the Fund's     funds.
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                               ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO
Institutional       $1,000.00             $985.50              $3.80                $1,021.37             $3.87              0.76%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM   CDV-INS-1   A I M Distributors, Inc.

AIM Capital Development Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.08%

ADVERTISING-1.18%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                           487,727   $   11,973,698
-------------------------------------------------------------------------
Lamar Advertising Co.-Class A(a)                 103,822        5,988,453
=========================================================================
                                                               17,962,151
=========================================================================

AEROSPACE & DEFENSE-3.56%

Armor Holdings, Inc.(a)                          269,608       13,874,028
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                180,818       14,559,465
-------------------------------------------------------------------------
Precision Castparts Corp.                        375,506       25,556,938
=========================================================================
                                                               53,990,431
=========================================================================

AGRICULTURAL PRODUCTS-1.50%

Archer-Daniels-Midland Co.                       275,732       10,615,682
-------------------------------------------------------------------------
Bunge Ltd.                                       190,443       12,209,301
=========================================================================
                                                               22,824,983
=========================================================================

AIR FREIGHT & LOGISTICS-1.00%

Robinson (C.H.) Worldwide, Inc.                  362,404       15,126,743
=========================================================================

ALTERNATIVE CARRIERS-1.90%

Level 3 Communications, Inc.(a)(b)             2,270,017       12,008,390
-------------------------------------------------------------------------
Time Warner Telecom Inc.-Class A(a)              841,400       16,777,516
=========================================================================
                                                               28,785,906
=========================================================================

APPAREL RETAIL-2.48%

Abercrombie & Fitch Co.-Class A                  213,496       16,364,468
-------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                        180,372        7,939,975
-------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                           175,156        6,060,398
-------------------------------------------------------------------------
Talbots, Inc. (The)                              259,075        7,264,463
=========================================================================
                                                               37,629,304
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.82%

Carter's, Inc.(a)                                597,285       16,861,356
-------------------------------------------------------------------------
Coach, Inc.(a)                                   447,472       17,737,790
-------------------------------------------------------------------------
Polo Ralph Lauren Corp.                          329,615       23,402,665
=========================================================================
                                                               58,001,811
=========================================================================

APPLICATION SOFTWARE-4.79%

Amdocs Ltd.(a)                                   430,379       16,681,490
-------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  796,226       14,220,596
-------------------------------------------------------------------------
Citrix Systems, Inc.(a)                          504,000       14,883,120
-------------------------------------------------------------------------
Informatica Corp.(a)                             731,122        9,058,602
-------------------------------------------------------------------------
TIBCO Software Inc.(a)                         1,938,900       17,934,825
=========================================================================
                                                               72,778,633
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


ASSET MANAGEMENT & CUSTODY BANKS-0.76%

Ameriprise Financial, Inc.                       223,510   $   11,510,765
=========================================================================

BIOTECHNOLOGY-1.60%

Celgene Corp.(a)(c)                              225,000       12,024,000
-------------------------------------------------------------------------
Genzyme Corp.(a)                                 182,000       12,286,820
=========================================================================
                                                               24,310,820
=========================================================================

CASINOS & GAMING-1.19%

Scientific Games Corp.-Class A(a)                643,851       18,047,144
=========================================================================

COAL & CONSUMABLE FUELS-0.81%

Aventine Renewable Energy Holdings,
  Inc.(a)(d)                                     477,228       11,739,809
-------------------------------------------------------------------------
Aventine Renewable Energy Holdings, Inc.(a)       20,000          492,000
=========================================================================
                                                               12,231,809
=========================================================================

COMMUNICATIONS EQUIPMENT-1.27%

Harris Corp.                                     355,603       15,148,688
-------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)               35,552        4,176,649
=========================================================================
                                                               19,325,337
=========================================================================

COMPUTER STORAGE & PERIPHERALS-1.96%

Logitech International S.A. (Switzerland)(a)     514,417       13,606,330
-------------------------------------------------------------------------
Network Appliance, Inc.(a)                       228,612        8,344,338
-------------------------------------------------------------------------
QLogic Corp.(a)                                  381,683        7,855,036
=========================================================================
                                                               29,805,704
=========================================================================

CONSTRUCTION & ENGINEERING-2.12%

Foster Wheeler Ltd.(a)                           377,471       16,967,322
-------------------------------------------------------------------------
Washington Group International, Inc.(a)          269,228       15,243,689
=========================================================================
                                                               32,211,011
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.60%

Joy Global Inc.                                  234,732        9,180,368
=========================================================================

CONSUMER ELECTRONICS-1.16%

Harman International Industries, Inc.            171,779       17,581,581
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.20%

Alliance Data Systems Corp.(a)                   279,297       16,958,914
-------------------------------------------------------------------------
CheckFree Corp.(a)                               392,569       15,498,624
-------------------------------------------------------------------------
Fidelity National Information Services, Inc.     387,200       16,095,904
=========================================================================
                                                               48,553,442
=========================================================================

DEPARTMENT STORES-0.96%

Nordstrom, Inc.                                  306,225       14,499,754
=========================================================================

AIM Capital Development Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.50%

Corrections Corp. of America(a)                  480,385   $   21,948,790
-------------------------------------------------------------------------
IHS Inc.-Class A(a)                              463,847       16,035,191
=========================================================================
                                                               37,983,981
=========================================================================

DIVERSIFIED METALS & MINING-0.48%

Southern Copper Corp. (Peru)                     141,036        7,246,430
=========================================================================

DRUG RETAIL-1.25%

Shoppers Drug Mart Corp. (Canada)                469,300       19,048,723
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

Cooper Industries, Ltd.-Class A                  180,800       16,172,560
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.17%

Amphenol Corp.-Class A                           261,456       17,752,862
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-1.04%

Molex Inc.                                       453,348       15,821,845
=========================================================================

HEALTH CARE DISTRIBUTORS-0.97%

Schein (Henry), Inc.(a)                          295,651       14,690,898
=========================================================================

HEALTH CARE EQUIPMENT-0.64%

ResMed Inc.(a)                                   219,806        9,669,266
=========================================================================

HEALTH CARE FACILITIES-1.01%

Psychiatric Solutions, Inc.(a)                   460,000       15,272,000
=========================================================================

HEALTH CARE SERVICES-3.23%

DaVita, Inc.(a)                                  255,000       14,185,650
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                         220,841       14,071,988
-------------------------------------------------------------------------
Omnicare, Inc.                                   161,144        6,104,135
-------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                 328,000       14,737,040
=========================================================================
                                                               49,098,813
=========================================================================

HEALTH CARE SUPPLIES-0.47%

PolyMedica Corp.(b)                              170,284        7,075,300
=========================================================================

HEALTH CARE TECHNOLOGY-0.98%

Cerner Corp.(a)                                  308,000       14,879,480
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.17%

Hilton Hotels Corp.                              579,300       16,753,356
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        270,716       16,172,574
=========================================================================
                                                               32,925,930
=========================================================================

HOUSEHOLD APPLIANCES-1.02%

Whirlpool Corp.                                  177,673       15,445,114
=========================================================================

HOUSEWARES & SPECIALTIES-1.25%

Jarden Corp.(a)                                  529,214       19,041,120
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


INSURANCE BROKERS-0.74%

National Financial Partners Corp.                286,870   $   11,302,678
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.89%

Qwest Communications International Inc.(a)     1,566,376       13,517,825
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.02%

E*TRADE Financial Corp.(a)                       328,630        7,650,506
-------------------------------------------------------------------------
FBR Capital Markets Corp. (Acquired 07/14/06;
  Cost $7,044,000)(a)(d)(e)(f)                   469,600        7,044,000
-------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                     874,099       15,926,084
=========================================================================
                                                               30,620,590
=========================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
  FUNDS-1.05%

iShares Nasdaq Biotechnology Index Fund(a)(b)    201,313       16,014,449
=========================================================================

IT CONSULTING & OTHER SERVICES-0.92%

Cognizant Technology Solutions Corp.-Class
  A(a)                                           185,277       13,947,653
=========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.53%

Invitrogen Corp.(a)                              140,000        8,121,400
=========================================================================

MANAGED HEALTH CARE-3.34%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $13,947,028)(a)(e)(f)                        1,014,837       17,252,229
-------------------------------------------------------------------------
Centene Corp.(a)                                 450,000       10,615,500
-------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                    313,984       14,741,549
-------------------------------------------------------------------------
Health Net Inc.(a)                               195,000        8,094,450
=========================================================================
                                                               50,703,728
=========================================================================

OFFICE SERVICES & SUPPLIES-1.05%

Knoll, Inc.                                      803,231       15,903,974
=========================================================================

OIL & GAS DRILLING-2.07%

ENSCO International Inc.                         320,000       15,670,400
-------------------------------------------------------------------------
Noble Corp.                                      225,000       15,772,500
=========================================================================
                                                               31,442,900
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.48%

FMC Technologies, Inc.(a)                        183,000       11,062,350
-------------------------------------------------------------------------
Grant Prideco, Inc.(a)                           349,807       13,212,210
-------------------------------------------------------------------------
Weatherford International Ltd.(a)                327,000       13,433,160
=========================================================================
                                                               37,707,720
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.99%

Chesapeake Energy Corp.                          446,000       14,468,240
-------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(d)                    765,100       13,833,008
-------------------------------------------------------------------------
Southwestern Energy Co.(a)                       480,000       17,078,400
=========================================================================
                                                               45,379,648
=========================================================================

AIM Capital Development Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

OIL & GAS STORAGE & TRANSPORTATION-0.95%

Williams Cos., Inc. (The)                        590,000   $   14,413,700
=========================================================================

PHARMACEUTICALS-2.52%

Allergan, Inc.                                   131,000       15,130,500
-------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                     275,000       14,401,750
-------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                  660,000        8,712,000
=========================================================================
                                                               38,244,250
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.16%

Security Capital Assurance Ltd.                  698,467       17,601,368
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.78%

CB Richard Ellis Group, Inc.-Class A(a)(c)       900,000       27,027,000
=========================================================================

REGIONAL BANKS-1.05%

Centennial Bank Holdings Inc.(a)(d)              874,600        8,396,160
-------------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)(b)                5,000           48,000
-------------------------------------------------------------------------
Signature Bank(a)                                249,200        7,558,236
=========================================================================
                                                               16,002,396
=========================================================================

RESTAURANTS-1.00%

Burger King Holdings Inc.(a)                     904,689       15,180,681
=========================================================================

SEMICONDUCTOR EQUIPMENT-2.28%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                               643,903       14,706,745
-------------------------------------------------------------------------
Lam Research Corp.(a)                            158,554        7,840,495
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)               342,031       12,142,100
=========================================================================
                                                               34,689,340
=========================================================================

SEMICONDUCTORS-1.86%

Advanced Micro Devices, Inc.(a)                  293,788        6,248,871
-------------------------------------------------------------------------
Microsemi Corp.(a)                               788,407       15,452,777
-------------------------------------------------------------------------
Spansion Inc.-Class A(a)(b)                      457,159        6,519,087
=========================================================================
                                                               28,220,735
=========================================================================

SPECIALIZED FINANCE-1.22%

Chicago Mercantile Exchange Holdings Inc.         37,080       18,577,080
=========================================================================

SPECIALTY STORES-1.08%

Office Depot, Inc.(a)                            391,666       16,446,055
=========================================================================

STEEL-1.25%

Allegheny Technologies, Inc.                     240,631       18,944,879
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.87%

Avnet, Inc.(a)                                   559,994       13,260,658
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.26%

People's Choice Financial Corp. (Acquired
  12/21/04-06/09/06; Cost $12,018,114)(e)(f)   1,311,388        3,934,164
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS-1.21%

WESCO International, Inc.(a)                     280,938   $   18,336,823
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.40%

American Tower Corp.-Class A(a)                  322,329       11,610,291
-------------------------------------------------------------------------
Crown Castle International Corp.(a)              219,330        7,380,455
-------------------------------------------------------------------------
Leap Wireless International, Inc.(a)             204,516       11,342,457
-------------------------------------------------------------------------
NII Holdings Inc.(a)                             324,400       21,095,732
-------------------------------------------------------------------------
SBA Communications Corp.-Class A(a)              573,110       15,307,768
=========================================================================
                                                               66,736,703
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,164,738,943)                       1,458,760,416
=========================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
PUT OPTIONS PURCHASED-0.00%

AGRICULTURAL PRODUCTS-0.00%

Archer-Daniels-Midland Co. (Cost $382,120)(f)    2,757       $37        Nov-06              7,719
=================================================================================================

                                                 SHARES
MONEY MARKET FUNDS-5.11%

Liquid Assets Portfolio-Institutional
  Class(g)                                     38,764,321   $   38,764,321
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       38,764,321       38,764,321
==========================================================================
    Total Money Market Funds (Cost
      $77,528,642)                                              77,528,642
==========================================================================
    Total Investments (excluding investments
      purchased with cash collateral from
      securities loaned)-101.19% (Cost
      $1,242,649,705)                                        1,536,296,777
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.33%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  17,687,319       17,687,319
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  17,687,318       17,687,318
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $35,374,637)                                        35,374,637
==========================================================================
TOTAL INVESTMENTS-103.52% (Cost
  $1,278,024,342)                                            1,571,671,414
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.52)%                          (53,408,406)
==========================================================================
NET ASSETS-100.00%                                          $1,518,263,008
__________________________________________________________________________
==========================================================================

AIM Capital Development Fund

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at October 31, 2006.
(c) A portion of this security is subject to call options written. See Note 1K and Note 9.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $41,012,977, which represented 2.70% of the Fund's Net Assets. See Note 1A.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $28,230,393, which represented 1.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $28,238,112, which represented 1.86% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $1,165,121,063)*  $1,458,768,135
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $112,903,279)                            112,903,279
============================================================
    Total investments (cost $1,278,024,342)    1,571,671,414
============================================================
Cash                                               2,782,170
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,372,916
------------------------------------------------------------
  Fund shares sold                                 4,156,387
------------------------------------------------------------
  Dividends                                          257,232
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,976
------------------------------------------------------------
Other assets                                         207,960
============================================================
    Total assets                               1,585,536,055
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           26,424,496
------------------------------------------------------------
  Fund shares reacquired                           2,857,183
------------------------------------------------------------
  Options written, at value (premiums
    received $409,932)                               921,295
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 167,306
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        35,374,637
------------------------------------------------------------
Accrued distribution fees                            534,419
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,142
------------------------------------------------------------
Accrued transfer agent fees                          840,083
------------------------------------------------------------
Accrued operating expenses                           151,486
============================================================
    Total liabilities                             67,273,047
============================================================
Net assets applicable to shares outstanding   $1,518,263,008
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,068,467,383
------------------------------------------------------------
Undistributed net investment income (loss)          (139,752)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                           156,799,668
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                293,135,709
============================================================
                                              $1,518,263,008
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,095,203,848
____________________________________________________________
============================================================
Class B                                       $  236,175,004
____________________________________________________________
============================================================
Class C                                       $  109,423,888
____________________________________________________________
============================================================
Class R                                       $   22,577,361
____________________________________________________________
============================================================
Investor Class                                $    9,866,350
____________________________________________________________
============================================================
Institutional Class                           $   45,016,557
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           55,519,912
____________________________________________________________
============================================================
Class B                                           13,134,182
____________________________________________________________
============================================================
Class C                                            6,091,378
____________________________________________________________
============================================================
Class R                                            1,156,000
____________________________________________________________
============================================================
Investor Class                                       499,801
____________________________________________________________
============================================================
Institutional Class                                2,214,374
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        19.73
------------------------------------------------------------
  Offering price per share
    (Net asset value of $19.73 divided by
    94.50%)                                   $        20.88
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        17.98
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        17.96
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        19.53
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        19.74
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        20.33
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $34,482,739 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $37,292)           $  7,752,776
----------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $270,228)                           2,576,645
============================================================================
    Total investment income                                       10,329,421
============================================================================

EXPENSES:

Advisory fees                                                      9,230,304
----------------------------------------------------------------------------
Administrative services fees                                         373,575
----------------------------------------------------------------------------
Custodian fees                                                       119,967
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                          2,395,434
----------------------------------------------------------------------------
  Class B                                                          2,895,282
----------------------------------------------------------------------------
  Class C                                                          1,000,475
----------------------------------------------------------------------------
  Class R                                                             66,133
----------------------------------------------------------------------------
  Investor Class                                                      20,584
----------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                     3,902,590
----------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  12,110
----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                             49,560
----------------------------------------------------------------------------
Other                                                                437,921
============================================================================
    Total expenses                                                20,503,935
============================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                       (98,751)
============================================================================
    Net expenses                                                  20,405,184
============================================================================
Net investment income (loss)                                     (10,075,763)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(1,092,951))               168,863,846
----------------------------------------------------------------------------
  Foreign currencies                                                  29,103
----------------------------------------------------------------------------
  Option contracts written                                           204,492
============================================================================
                                                                 169,097,441
============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                           82,885,677
----------------------------------------------------------------------------
  Option contracts written                                          (511,363)
============================================================================
                                                                  82,374,314
============================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               251,471,755
============================================================================
Net increase in net assets resulting from operations            $241,395,992
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (10,075,763)   $   (9,903,323)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              169,097,441       198,651,455
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     82,374,314       (42,649,993)
==============================================================================================
    Net increase in net assets resulting from operations         241,395,992       146,098,139
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (107,817,775)      (50,047,808)
----------------------------------------------------------------------------------------------
  Class B                                                        (44,259,534)      (30,863,202)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,706,433)       (6,304,790)
----------------------------------------------------------------------------------------------
  Class R                                                         (1,177,080)         (466,191)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (945,563)          (46,094)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,635,659)         (282,499)
==============================================================================================
    Decrease in net assets resulting from distributions         (170,542,044)      (88,010,584)
==============================================================================================
Share transactions-net:
  Class A                                                        239,870,039       144,724,899
----------------------------------------------------------------------------------------------
  Class B                                                        (90,057,266)      (74,233,309)
----------------------------------------------------------------------------------------------
  Class C                                                         17,249,712        10,965,505
----------------------------------------------------------------------------------------------
  Class R                                                         13,214,775         2,405,509
----------------------------------------------------------------------------------------------
  Investor Class                                                   2,708,301         6,814,869
----------------------------------------------------------------------------------------------
  Institutional Class                                             17,652,216        24,840,069
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                200,637,777       115,517,542
==============================================================================================
    Net increase in net assets                                   271,491,725       173,605,097
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,246,771,283     1,073,166,186
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(139,752) and $(116,433), respectively)        $1,518,263,008    $1,246,771,283
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Capital Development Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up

AIM Capital Development Fund

     the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $11,368.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,956.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $373,575.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $3,902,590 for Class A, Class B, Class C, Class R and Investor Class shares and $12,110 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $2,395,434, $2,895,282, $1,000,475, $66,133 and
$20,584, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $214,742 in front-end sales commissions from the sale of Class A shares and $6,200, $104,937, $7,290 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Capital Development Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
    Class        $ 24,940,812      $351,398,601     $  (337,575,092)       $   --        $ 38,764,321     $1,151,154      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --       132,708,544         (93,944,223)           --          38,764,321        398,071          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
    Class          24,940,812       237,285,258        (262,226,070)           --                  --        757,191          --
===================================================================================================================================
  Subtotal       $ 49,881,624      $721,392,403     $  (693,745,385)       $   --        $ 77,528,642     $2,306,416      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
    Class        $ 90,554,944      $125,887,462     $  (198,755,087)       $   --        $ 17,687,319     $  134,667      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            90,554,944       125,887,462        (198,755,088)           --          17,687,318        135,561          --
===================================================================================================================================
  Subtotal       $181,109,888      $251,774,924     $  (397,510,175)       $   --        $ 35,374,637     $  270,228      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $230,991,512      $973,167,327     $(1,091,255,560)       $   --        $112,903,279     $2,576,644      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $76,189,369, which resulted in net realized gains (losses) of $(1,092,951), and securities purchases of $70,686,258.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $83,427.

AIM Capital Development Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $8,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $34,482,739 were on loan to brokers. The loans were secured by cash collateral of $35,374,637 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $270,228 for securities lending transactions, which are net of compensation to counterparties.

AIM Capital Development Fund

NOTE 9--OPTIONS CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         5,284        614,424
------------------------------------------------------------------------------------
Expired                                                        (2,700)      (204,492)
====================================================================================
End of period                                                   2,584      $ 409,932
____________________________________________________________________________________
====================================================================================

                                               OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                              CONTRACT    STRIKE    NUMBER OF      PREMIUMS           VALUE         APPRECIATION
                                               MONTH      PRICE     CONTRACTS      RECEIVED         10/31/06       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

CALLS

CB Richard Ellis Group, Inc.-
  Class A                                      Nov-06      $25        1,459        $246,965         $746,133         $(499,168)
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                                  Jan-07       58        1,125         162,967          175,162           (12,195)
=================================================================================================================================
                                                                                   $409,932         $921,295         $(511,363)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years October 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $ 21,613,933    $        --
-----------------------------------------------------------------------------------------
  Long-term capital gain                                       148,928,111     88,010,584
=========================================================================================
    Total distributions                                       $170,542,044    $88,010,584
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   45,460,564
------------------------------------------------------------------------------
Undistributed long-term gain                                       113,008,479
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             291,466,334
------------------------------------------------------------------------------
Temporary book/tax differences                                        (139,752)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,068,467,383
==============================================================================
  Total net assets                                              $1,518,263,008
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the deferral of losses on certain straddles. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on options written of $(511,363).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of October 31, 2006.

AIM Capital Development Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $1,722,325,750 and $1,714,015,261, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $312,605,622
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (20,627,925)
==============================================================================
Net unrealized appreciation of investment securities             $291,977,697
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,279,693,717.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, net operating losses and reorganization expenses, on October 31, 2006, undistributed net investment income (loss) was increased by $10,052,444, undistributed net realized gain was decreased by $10,043,548 and shares of beneficial interest decreased by $8,896. This reclassification had no effect on the net assets of the Fund.

AIM Capital Development Fund

NOTE 13--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                        2006(a)                          2005
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      14,936,052    $ 282,982,886    10,348,935    $ 190,673,466
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,475,593       42,932,168     2,667,018       45,749,438
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,776,759       30,953,586     1,289,052       22,136,153
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         869,095       16,294,099       257,080        4,728,499
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               382,671        7,315,702        91,260        1,700,432
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,196,492       22,967,887       490,561        9,221,195
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       5,748,823      101,006,824     2,609,950       47,005,197
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,598,963       41,895,285     1,735,416       29,207,054
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         759,877       12,234,018       358,665        6,032,744
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          67,532        1,177,080        25,963          465,263
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                                53,056          932,721         2,559           46,094
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             201,601        3,632,851        15,412          282,499
=========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                              --               --       799,385       15,219,369
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --       405,707        7,187,683
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --       225,708        3,996,573
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --       322,644        6,146,451
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --       876,136       17,023,454
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,789,200      109,833,095     3,983,902       73,470,591
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,322,555)    (109,833,095)   (4,272,532)     (73,470,591)
=========================================================================================================================
Reacquired:
  Class A                                                     (13,432,084)    (253,952,766)   (9,830,016)    (181,643,724)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,748,272)     (65,051,624)   (4,826,915)     (82,906,893)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,492,559)     (25,937,892)   (1,233,703)     (21,199,965)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (227,925)      (4,256,404)     (151,929)      (2,788,253)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              (295,877)      (5,540,122)      (56,512)      (1,078,108)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (479,208)      (8,948,522)      (90,294)      (1,687,079)
=========================================================================================================================
                                                               10,857,234    $ 200,637,777     6,043,452    $ 115,517,542
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Investor Class shares commenced sales on November 30, 2004.
(c) As of the opening of business on July 18, 2005, the Fund acquired all the net assets of AIM Mid Cap Stock Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 22, 2005 and by the shareholders of AIM Mid Cap Stock Fund on June 28, 2005. The acquisition was accomplished by a tax free exchange of 2,629,580 shares of the Fund for 2,743,238 shares of AIM Mid Cap Stock Fund shares outstanding as of the close of business on July 15, 2005. Each class of shares of AIM Mid Cap Stock Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Mid Cap Stock Fund to the net asset value of the Fund on the close of business, July 15, 2005. AIM Mid Cap Stock Fund's net assets as of the close of business on July 15, 2005 of $49,573,530 including $5,830,760 of unrealized appreciation were combined with the net assets of the Fund immediately before the acquisition of $1,228,658,758. The combined aggregate net assets of the Fund subsequent to the reorganization were $1,278,232,288.

AIM Capital Development Fund

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                 2006            2005        2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    18.85       $  17.86    $  16.66       $  12.80    $  14.69
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  (0.10)         (0.11)      (0.08)         (0.08)      (0.04)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     3.53           2.52        1.70           3.94       (1.85)
==============================================================================================================================
    Total from investment operations                                3.43           2.41        1.62           3.86       (1.89)
==============================================================================================================================
Less distributions from net realized gains                         (2.55)         (1.42)      (0.42)            --          --
==============================================================================================================================
Net asset value, end of period                                $    19.73       $  18.85    $  17.86       $  16.66    $  12.80
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                    19.86%         13.87%       9.87%         30.16%     (12.87)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,095,204       $800,830    $617,194       $545,691    $456,268
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                             1.26%(c)       1.36%       1.40%(d)       1.53%       1.38%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.52)%(c)     (0.58)%     (0.46)%        (0.56)%     (0.29)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                              126%           120%         74%           101%        120%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $958,173,662.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                         CLASS B
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2006           2005        2004           2003        2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.51       $  16.79    $  15.79       $  12.21    $  14.10
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.22)         (0.22)      (0.18)         (0.16)      (0.14)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.24           2.36        1.60           3.74       (1.75)
============================================================================================================================
    Total from investment operations                              3.02           2.14        1.42           3.58       (1.89)
============================================================================================================================
Less distributions from net realized gains                       (2.55)         (1.42)      (0.42)            --          --
============================================================================================================================
Net asset value, end of period                                $  17.98       $  17.51    $  16.79       $  15.79    $  12.21
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  18.92%         13.09%       9.13%         29.32%     (13.40)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $236,175       $317,492    $376,355       $392,382    $346,456
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           2.01%(c)       2.04%       2.05%(d)       2.18%       2.03%
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.27)%(c)     (1.26)%     (1.11)%        (1.21)%     (0.94)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            126%           120%         74%           101%        120%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $289,528,224.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

AIM Capital Development Fund

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                2006          2005       2004          2003       2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.50       $ 16.77    $ 15.78       $ 12.20    $ 14.10
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.22)        (0.22)     (0.18)        (0.16)     (0.14)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.23          2.37       1.59          3.74      (1.76)
========================================================================================================================
    Total from investment operations                              3.01          2.15       1.41          3.58      (1.90)
========================================================================================================================
Less distributions from net realized gains                       (2.55)        (1.42)     (0.42)           --         --
========================================================================================================================
Net asset value, end of period                                $  17.96       $ 17.50    $ 16.77       $ 15.78    $ 12.20
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  18.88%        13.16%      9.07%        29.34%    (13.48)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,424       $88,316    $73,929       $68,356    $56,298
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           2.01%(c)      2.04%      2.05%(d)      2.18%      2.03%
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.27)%(c)    (1.26)%    (1.11)%       (1.21)%    (0.94)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            126%          120%        74%          101%       120%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $100,047,537.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                                        CLASS R
                                                              ------------------------------------------------------------
                                                                                                             JUNE 3, 2002
                                                                                                              (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              -------------------------------------------     OCTOBER 31,
                                                               2006          2005      2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 18.73       $17.78    $16.62       $12.79       $ 16.62
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.14)       (0.14)    (0.10)       (0.10)        (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.49         2.51      1.68         3.93         (3.80)
==========================================================================================================================
    Total from investment operations                             3.35         2.37      1.58         3.83         (3.83)
==========================================================================================================================
Less distributions from net realized gains                      (2.55)       (1.42)    (0.42)          --            --
==========================================================================================================================
Net asset value, end of period                                $ 19.53       $18.73    $17.78       $16.62       $ 12.79
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 19.52%       13.69%     9.65%       29.95%       (23.05)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $22,577       $8,379    $5,622       $1,154       $    10
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          1.51%(c)     1.54%     1.55%(d)     1.68%         1.54%(e)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.77)%(c)   (0.76)%   (0.61)%      (0.71)%       (0.44)%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                                        126%         120%       74%         101%          120%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $13,226,616.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Capital Development Fund

                                                                      INVESTOR CLASS
                                                              -------------------------------
                                                                                NOVEMBER 30,
                                                                                    2004
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.87             $18.95
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.10)             (0.09)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.52               1.43
=============================================================================================
    Total from investment operations                              3.42               1.34
=============================================================================================
Less distributions from net realized gains                       (2.55)             (1.42)
=============================================================================================
Net asset value, end of period                                  $19.74             $18.87
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  19.78%              7.43%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,866             $6,791
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.26%(c)           1.29%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.52)%(c)         (0.51)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         126%               120%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,233,520.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                                                             MARCH 15,
                                                                                                               2002
                                                                                                            (DATE SALES
                                                                       YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------------     OCTOBER 31,
                                                               2006          2005       2004      2003         2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 19.27       $ 18.13    $16.83    $12.84       $ 17.25
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.00)        (0.01)     0.01      0.01          0.02
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.61          2.57      1.71      3.98         (4.43)
========================================================================================================================
    Total from investment operations                             3.61          2.56      1.72      3.99         (4.41)
========================================================================================================================
Less distributions from net realized gains                      (2.55)        (1.42)    (0.42)       --            --
========================================================================================================================
Net asset value, end of period                                $ 20.33       $ 19.27    $18.13    $16.83       $ 12.84
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 20.43%        14.52%    10.38%    31.08%       (25.57)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,017       $24,964    $   67    $   10       $     7
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.76%(c)      0.81%     0.86%     0.87%         0.84%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.76%(c)      0.81%     1.15%     1.25%         0.99%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.02)%(c)    (0.03)%    0.08%     0.10%         0.25%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                        126%          120%       74%      101%          120%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $37,639,083.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Capital Development Fund


NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Capital Development Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Capital Development Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Capital Development Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Capital Development Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 29.51% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $148,928,111 for the Fund's tax year ended October 31, 2006.

  For its tax year ended October 31, 2006, the Fund designates 30.64%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The Fund designates qualified short-term capital gain distributions exempt from U.S. tax for non-resident alien shareholders of $6,412 for the Fund's tax year end October 31, 2006.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 8.19%, 6.84%, 5.75% and 8.82%, respectively.

AIM Capital Development Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company
                                                  Formerly: Partner, law firm of Baker &     (2 portfolios))
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund
                                                  company); and Owner, Dos Angelos Ranch,    (non-profit)
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company
                                                                                             (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Capital Development Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                     AIMINVESTMENTS.COM/EDELIVERY GRAPHIC]


REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account            If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax            accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will           Quarterly Performance Review for the most recent quarter-end.
send you an e-mail notification containing links to these              Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                    A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
WHY SIGN UP?                                                           Services, Inc. is the transfer agent for the products and
                                                                       services represented by AIM Investments. AIM is a subsidiary
Register for eDelivery to:                                             of AMVESCAP PLC, one of the world's largest independent
                                                                       financial services companies with $450 billion in assets
o  reduce the amount of paper you receive.                             under management as of October 31, 2006.

o  gain access to your documents faster by not waiting for
   the mail.                                                           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
                                                                       EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
o  view your documents online anytime at your convenience.             FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
                                                                       READ IT CAREFULLY BEFORE INVESTING.
o  save the documents to your personal computer or print
   them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.          AIMinvestments.com        CDV-AR-1   A I M Distributors, Inc.


                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

DOMESTIC EQUITY                                                AIM CHARTER FUND

Large-Cap Blend                Annual Report to Shareholders o October 31, 2006


Table of Contents

Supplemental Information ..............    2
Letters to Shareholders ...............    3
Performance Summary ...................    5
Management Discussion .................    5
Fund Expenses .........................    7
Long-term Fund Performance ............    8
Approval of Advisory Agreement ........   10
Schedule of Investments ...............  F-1
Financial Statements ..................  F-4
Notes to Financial Statements .........  F-7
Financial Highlights .................. F-15
Auditor's Report ...................... F-20          [COVER GLOBE IMAGE]
Tax Disclosures ....................... F-21
Trustees and Officers ................. F-22

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]        [GRAPHIC]          [GRAPHIC]

 [DOMESTIC      [INTERNATIONAL/       [SECTOR
   EQUITY]       GLOBAL EQUITY]       EQUITY]

 [GRAPHIC]         [GRAPHIC]         [GRAPHIC]

  [FIXED          [ALLOCATION      [DIVERSIFIED
  INCOME]          SOLUTIONS]       PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM Charter Fund

AIM CHARTER FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged RUSSELL 1000                  The Fund provides a complete list of its
                                             --Registered Trademark-- INDEX                holdings four times in each fiscal year,
o Class B shares are not available as an     represents the performance of the stocks      at the quarter-ends. For the second and
investment for retirement plans              of large-capitalization companies.            fourth quarters, the lists appear in the
maintained pursuant to Section 401 of                                                      Fund's semiannual and annual reports to
the Internal Revenue Code, including         o The unmanaged LIPPER LARGE-CAP CORE         shareholders. For the first and third
401(k) plans, money purchase pension         FUNDS INDEX represents an average of the      quarters, the Fund files the lists with
plans and profit sharing plans. Plans        performance of the 30 largest                 the Securities and Exchange Commission
that had existing accounts invested in       large-capitalization core equity funds        (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        tracked by Lipper Inc., an independent        of portfolio holdings is available at
2003, will continue to be allowed to         mutual fund performance monitor.              AIMinvestments.com. From our home page,
make additional purchases.                                                                 click on Products & Performance, then
                                             o The Fund is not managed to track the        Mutual Funds, then Fund Overview. Select
o Class R shares are available only to       performance of any particular index,          your Fund from the drop-down menu and
certain retirement plans. Please see the     including the indexes defined here, and       click on Complete Quarterly Holdings.
prospectus for more information.             consequently, the performance of the          Shareholders can also look up the Fund's
                                             Fund may deviate significantly from the       Forms N-Q on the SEC Web site at
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of the indexes.                   sec.gov. Copies of the Fund's Forms N-Q
                                                                                           may be reviewed and copied at the SEC
o Foreign securities have additional         o A direct investment cannot be made in       Public Reference Room in Washington,
risks, including exchange rate changes,      an index. Unless otherwise indicated,         D.C. You can obtain information on the
political and economic upheaval, the         index results include reinvested              operation of the Public Reference Room,
relative lack of information about these     dividends, and they do not reflect sales      including information about duplicating
companies, relatively low market             charges. Performance of an index of           fee charges, by calling 202-942-8090 or
liquidity and the potential lack of          funds reflects fund expenses;                 800-732-0330, or by electronic request
strict financial and accounting controls     performance of a market index does not.       at the following e-mail address:
and standards.                                                                             publicinfo@sec.gov. The SEC file numbers
                                             OTHER INFORMATION                             for the Fund are 811-01424 and
o Prices of equity securities change in                                                    002-25469.
response to many factors including the       o Industry classifications used in this
historical and prospective earnings of       report are generally according to the         A description of the policies and
the issuer, the value of its assets,         Global Industry Classification Standard,      procedures that the Fund uses to
general economic conditions, interest        which was developed by and is the             determine how to vote proxies relating
rates, investor perceptions and market       exclusive property and a service mark of      to portfolio securities is available
liquidity.                                   Morgan Stanley Capital International          without charge, upon request, from our
                                             Inc. and Standard & Poor's.                   Client Services department at
o To the extent the Fund holds cash or                                                     800-959-4246 or on the AIM Web site,
cash equivalents rather than equity          o The returns shown in management's           AIMinvestments.com. On the home page,
securities for risk management purposes,     discussion of Fund performance are based      scroll down and click on AIM Funds Proxy
the Fund may not achieve its investment      on net asset values calculated for            Policy. The information is also
objective.                                   shareholder transactions. Generally           available on the SEC Web site, sec.gov.
                                             accepted accounting principles require
ABOUT INDEXES USED IN THIS REPORT            adjustments to be made to the net assets      Information regarding how the Fund voted
                                             of the Fund at period end for financial       proxies related to its portfolio
o The unmanaged STANDARD & POOR'S            reporting purposes, and as such, the net      securities during the 12 months ended
COMPOSITE INDEX OF 500 STOCKS (the S&P       asset values for shareholder                  June 30, 2006, is available at our Web
500--Registered Trademark-- Index) is        transactions and the returns based on         site. Go to AIMinvestments.com, access
an index of common stocks frequently         those net asset values may differ from        the About Us tab, click on Required
used as a general measure of U.S. stock      the net asset values and returns              Notices and then click on Proxy Voting
market performance.                          reported in the Financial Highlights          Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class A Shares                      CHTRX
======================================================================================     Class B Shares                      BCHTX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Class C Shares                      CHTCX
AIMinvestments.com                                                                         Class R Shares                      CHRRX
                                                                                           =========================================

AIM Charter Fund

                   Dear Shareholders of The AIM Family of Funds
                   --Registered Trademark--:

                   We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                       As we approach the end of 2006, it seems likely that many
 [TAYLOR           investors may see the value of their investments increase
  PHOTO]           this year. Global equity markets, collectively, recorded
                   double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
Phillip Taylor     year-to-date returns, their performance was affected by
                   short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for all
                   investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                   that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                   which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /s/ PHILIP TAYLOR

                   Philip Taylor
                   President -- AIM Funds
                   CEO, AIM Investments

                   December 14, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Charter Fund


                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

[CROCKETT              Looking ahead, your Board finds many reasons to be
  PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management
Bruce L. Crockett  organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   December 14, 2006

                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Charter Fund

Management's discussion                                                                   of competitive advantages. Capital
of Fund performance                                                                       analysis provides vital insight into
                                                                                          historical and potential returns on
================================================================================          invested capital, a key indicator of
PERFORMANCE SUMMARY                                                                       business quality and the caliber of
                                                                                          management. Both the business and
For the fiscal year ended October 31, 2006, Class A shares of AIM Charter Fund,           capital analyses serve as a basis to
excluding applicable sales charges, delivered positive returns, outperforming             construct valuation models that help us
the S&P 500 Index and the Russell 1000 Index. Performance for the Fund was led by         estimate a company's value. We use three
holdings within the information technology, consumer staples and energy sectors           primary valuation techniques, including
while more modest returns were seen in the telecommunication services and                 discounted cash flow, traditional
utilities sectors.                                                                        valuation multiples and net asset value.

   Your Fund's long-term performance appears on pages 8 and 9.                                Our risk management strategy includes
                                                                                          fundamental research, as well as
FUND VS. INDEXES                                                                          diversifying Fund holdings across
                                                                                          industries and sectors and generally
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales            limiting the size of individual holdings
charges were included, returns would be lower.                                            to less than 5% of the portfolio.

Class A Shares                                                            17.49%              We consider selling a stock when:
Class B Shares                                                            16.63
Class C Shares                                                            16.67            o It exceeds our target price.
Class R Shares                                                            17.21
S&P 500 Index (Broad Market Index)                                        16.33            o We have not seen a demonstrable
Russell 1000 Index (Style-Specific Index)                                 16.02            improvement in fundamentals.
Lipper Large-Cap Core Funds Index (Peer Group Index)                      14.65
                                                                                           o More compelling investment
SOURCE: LIPPER INC.                                                                        opportunities exist.
================================================================================
                                                                                           MARKET CONDITIONS AND YOUR FUND
HOW WE INVEST                                and return on invested capital (ROIC).
                                             The process we use to identify potential      The economy has enjoyed several years of
We manage your Fund as a core fund,          investments for the Fund includes three       economic growth fueled by low interest
seeking to provide upside potential as       phases:                                       rates, a strong real estate market and
well as a measure of protection in                                                         resilient consumer spending. However, in
difficult markets. As part of an overall     o Business analysis to determine              the past year we have begun to see a
well-diversified asset allocation            competitive positioning                       moderation of economic growth as the
strategy, the Fund can serve by                                                            U.S. Federal Reserve Board (the Fed)
providing a cornerstone of large-cap         o Capital analysis to determine ROIC and      raised short-term interest rates 17
core investments to complement more          capital allocation                            times since June 2004 before pausing at
aggressive value and growth investments.                                                   5.25% in August 2006. Although the
                                             o Valuation to identify attractively          current level of interest rates is low
   We conduct fundamental research of        valued companies                              by historical standards, a five-fold
companies to gain a thorough                                                               increase over a two-year period can
understanding of their business                 Business analysis allows us to             affect the economy. Despite a moderating
prospects, appreciation potential            identify key drivers of the company,                                       (continued)
                                             understand industry challenges and
                                             evaluate the sustainability

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Pharmaceuticals                  7.8%     1.  Tyco International Ltd.         3.2%
                                             2. Industrial Conglomerates         6.0      2.  Exxon Mobil Corp.               2.8
              [PIE CHART]                    3. Packaged Foods & Meats           5.0      3.  Berkshire Hathaway Inc.-
                                             4. Property & Casualty                           Class A                         2.6
Health Care                         9.9%        Insurance                        4.9      4.  AT&T Inc.                       2.5
Energy                              7.9%     5. Communications Equipment         4.2      5.  Cadbury Schweppes PLC (United
Consumer Discretionary              7.1%                                                      Kingdom)                        2.4
Telecommunication Services          3.5%     Total Net Assets          $6.78 billion      6.  Waste Management, Inc.          2.4
Utilities                           1.7%     Total Number of Holdings*            65      7.  Microsoft Corp.                 2.3
Money Market Funds Plus                                                                   8.  Estee Lauder Cos. Inc.
Other Assets Less                                                                             (The)-Class A                   2.2
Liabilities                        12.4%                                                  9.  Amgen Inc.                      2.1
Information Technology             16.6%                                                  10. Xerox Corp.                     2.1
Consumer Staples                   16.0%
Industrials                        13.0%
Financials                         11.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM Charter Fund

economic environment, the labor force        Trademark--. AT&T rallied on its merger      reasonable valuations. However the
has remained intact with unemployment at     with BellSouth (not a Fund holding), an      Fund's exposure is less than the 20%
4.4% as of October 31, 2006. Overall, it     improving balance sheet and a share          limit on international exposure.
appears as though economic growth            repurchase program. CISCO SYSTEMS, a
remained positive albeit at a more           leading enterprise technology company,          We believe that the Fund is currently
subdued level than what we have seen in      experienced strong momentum with service     well diversified across sectors and that
the past several years.                      providers who in turn benefited from the     our current level of assets under
                                             routing business and improved home           management allows for sufficient
   At the close of the fiscal year, the      networking trends. HEINEKEN, a brewing       flexibility in the large cap space if we
Fund's positioning was somewhat more         company, delivered stellar revenue and       need to adjust to changing market
defensive than the Russell 1000 Index.       profit growth and intends to continue        conditions. Also, the presence of growth
Fundamental data suggested growth            focusing on cost cutting initiatives         stocks and value stocks has become more
catalysts and sustainable profits tied       into 2008.                                   balanced across the various sectors of
to the credit cycle have shown signs of                                                   the economy over the past year and we
diminishing. In this environment of             Some detractors from performance were     have sought to invest the portfolio
scarcer growth, we believe an important      INTEL and XILINX, leading semiconductor      equitably across these opportunities as
element of our outperformance versus our     companies which are no longer held by        opposed to having a bias to one over the
broad market index is that we are an         the Fund. These stocks declined as           other.
active fund manager who uses fundamental     competitive pressures and weaker demand
analysis and high quality stock              led to lower market share and margin         IN CLOSING
selection. Recently, the vast majority       deterioration. CA, a large
of large cap companies have reported         infrastructure software vendor which the     We continuously strive to provide a
in-line or better-than-expected third        Fund sold during the fiscal year,            Fund that can serve as the core of an
quarter earnings, which helped present       declined on negative earnings results        investor's portfolio by adding stability
growth and valuation opportunities in        paired with significant organizational       and consistency to more aggressive
the large cap universe for active            changes.                                     equity investments. Thank you for
managers like us. However, forward                                                        investing in AIM Charter Fund.
earnings guidance was lowered and the           During the fiscal year, we sold
ability of the broad market to sustain       select positions within the energy and       The views and opinions expressed in
earnings levels may be challenged.           financials sectors while redeploying         management's discussion of Fund
                                             some of these assets into consumer           performance are those of A I M Advisors,
   For the fiscal year, the Fund             staples, industrials, telecommunications     Inc. These views and opinions are
outperformed the Russell 1000 Index          and utilities stocks. As economic            subject to change at any time based on
primarily due to solid stock selection.      uncertainty persisted and anecdotal          factors such as market and economic
Energy was the largest contributing          evidence suggested more modest growth,       conditions. These views and opinions may
sector for the portfolio, followed by        it has become increasingly important to      not be relied upon as investment advice
information technology and financials.       identify niche opportunities, tangible       or recommendations, or as an offer for a
Select Fund holdings within the              growth catalysts and discounted              particular security. The information is
materials sector and consumer-related        valuations. We believe the Fund's            not a complete analysis of every aspect
stocks benefited from resilient consumer     management team has identified such          of any market, country, industry,
spending and robust commodity prices         opportunities in select consumer staples     security or the Fund. Statements of fact
during the fiscal year. Broad market         companies with operating leverage            are from sources considered reliable,
strength across all market                   prospects due to acquisitions or             but A I M Advisors, Inc. makes no
capitilizations boosted returns in most      cost-cutting efforts as opposed to           representation or warranty as to their
industries other than semiconductors,        top-line revenue growth dependent on         completeness or accuracy. Although
which was plagued by weaker demand and       consumer spending.                           historical performance is no guarantee
higher inventories. Additionally, even                                                    of future results, these insights may
though financials was a contributor to          Investment opportunities have also        help you understand our investment
overall positive performance, the Fund       been identified in some technology           management philosophy.
underperformed the Russell 1000 Index in     companies that may be poised to benefit
this sector.                                 from new product offerings, increased              See important Fund and index
                                             spending on software and spending by          disclosures on the inside front cover.
   Individual holdings that contributed      telecommunications companies in
most to Fund returns included MERCK, a       competition with cable providers. At the                 Ronald S. Sloan
pharmaceutical manufacturer that             end of the fiscal year, relative to the                  Chartered Financial Analyst,
implemented an ambitious cost-savings        Fund's broad market and style-specific        [SLOAN     senior portfolio manager, is
program and a regeneration of earnings       indexes, overweight sectors included           PHOTO]    lead manager of AIM Charter
and revenue growth via a new product         consumer staples, industrials and                        Fund. Mr. Sloan has been in
pipeline and the consolidation of select     information technology with the Fund                     the investment industry
operating and sales divisions.               relatively underweight in consumer                       since 1971. He joined AIM in
Valuations for the company became            discretionary, financials, health care,      1998. Mr. Sloan attended the University
compelling following the release of          materials and utilities stocks. The Fund     of Missouri, where he earned both a B.S.
disappointing information related to         management team identified several           in business administration and an M.B.A.
risks of its leading drug, Vioxx             non-U.S. companies that we believe
--Registered                                 represent compelling growth                  Assisted by the Mid/Large Cap Core
                                             opportunities at                             Team

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                          8 AND 9.


AIM Charter Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments or              8.6), then multiply the result by the        ongoing costs of investing in the Fund
contingent deferred sales charges on         number in the table under the heading        and other funds. To do so, compare this
redemptions, and redemption fees, if         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
any; and (2) ongoing costs, including        Period" to estimate the expenses you         hypothetical examples that appear in the
management fees; distribution and/or         paid on your account during this period.     shareholder reports of the other funds.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
help you understand your ongoing costs       COMPARISON PURPOSES                          in the table are meant to highlight your
(in dollars) of investing in the Fund                                                     ongoing costs only and do not reflect
and to compare these costs with ongoing      The table below also provides                any transaction costs, such as sales
costs of investing in other mutual           information about hypothetical account       charges (loads) on purchase payments,
funds. The example is based on an            values and hypothetical expenses based       contingent deferred sales charges on
investment of $1,000 invested at the         on the Fund's actual expense ratio and       redemptions, and redemption fees, if
beginning of the period and held for the     an assumed rate of return of 5% per year     any. Therefore, the hypothetical
entire period May 1, 2006, through           before expenses, which is not the Fund's     information is useful in comparing
October 31, 2006.                            actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended October 31, 2006, appear in the        if these transaction costs were
The table below provides information         table "Cumulative Total Returns" on          included, your costs would have been
about actual account values and actual       page 9.                                      higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                               ACTUAL                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING            EXPENSES            ENDING            EXPENSES           ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE        PAID DURING           EXPENSE
CLASS            (5/1/06)           (10/31/06)(1)       PERIOD(2)         (10/31/06)           PERIOD(2)            RATIO
  A             $1,000.00            $1,053.50           $ 6.57           $1,018.80            $ 6.46                1.27%
  B              1,000.00             1,049.90            10.44            1,015.02             10.26                2.02
  C              1,000.00             1,049.80            10.44            1,015.02             10.26                2.02
  R              1,000.00             1,052.40             7.86            1,017.54              7.73                1.52

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Charter Fund

Your Fund's long-term performance

RESULTS OF A $10,000 INVESTMENT

Fund data from 11/26/68, index data from 11/30/68

================================================

                [MOUNTAIN CHART]

                  AIM CHARTER
                      FUND              S&P 500
  DATE           -CLASS A SHARES         INDEX

11/26/68              $9450
   11/68               9450             $10000
   12/68               9365               9609
    1/69               9337               9554
    2/69               9140               9126
    3/69               9292               9464
    4/69               9434               9691
    5/69               9548               9694
    6/69               9007               9179
    7/69               8465               8650
    8/69               9064               9022
    9/69               9064               8820
   10/69               9577               9238
   11/69               9264               8938
   12/69               9086               8798
    1/70               8168               8150
    2/70               8730               8605
    3/70               8375               8643
    4/70               7250               7887
    5/70               6629               7432
    6/70               6185               7085
    7/70               6629               7630
    8/70               6836               7995
    9/70               7250               8284
   10/70               7043               8216
   11/70               7116               8631
   12/70               7574               9148
    1/71               8154               9543
    2/71               8215               9654
    3/71               8673              10035
    4/71               9162              10425
    5/71               9070              10017
    6/71               9193              10051
    7/71               9040               9661
    8/71               9437              10035
    9/71               9559               9991
   10/71               9192               9600
   11/71               9302               9602
   12/71              10325              10455
    1/72              11472              10670
    2/72              11906              10967
    3/72              12371              11057
    4/72              12898              11132
    5/72              14014              11352
    6/72              14137              11131
    7/72              13238              11185
    8/72              12557              11597
    9/72              13021              11568
   10/72              12774              11706
   11/72              13517              12269
   12/72              14167              12442
    1/73              14167              12257
    2/73              12525              11824
    3/73              12491              11835
    4/73              11191              11381
    5/73              10609              11196
    6/73              10233              11152
    7/73              11635              11605
    8/73              11806              11209
    9/73              13517              11688
   10/73              14167              11707
   11/73              11494              10408
   12/73              12249              10616
    1/74              12009              10539
    2/74              11941              10530
    3/74              11323              10316
    4/74              10706               9947
    5/74              10328               9644
    6/74              10396               9535
    7/74               9676               8829
    8/74               9573               8065
    9/74               8270               7137
   10/74               9745               8337
   11/74               9499               7929
   12/74               8941               7805
    1/75               9465               8798
    2/75               9954               9359
    3/75              10443               9597
    4/75              11630              10086
    5/75              12153              10567
    6/75              12957              11071
    7/75              12258              10358
    8/75              12188              10176
    9/75              11700               9860
   10/75              11909              10503
   11/75              12120              10798
   12/75              11837              10712
    1/76              13357              12016
    2/76              13852              11915
    3/76              14346              12316
    4/76              13922              12220
    5/76              13745              12085
    6/76              14062              12620
    7/76              13850              12559
    8/76              13638              12536
    9/76              14486              12860
   10/76              14380              12620
   11/76              15701              12568
   12/76              16808              13274
    1/77              17236              12646
    2/77              16309              12416
    3/77              16237              12286
    4/77              16559              12338
    5/77              16274              12096
    6/77              17201              12693
    7/77              16524              12498
    8/77              16167              12320
    9/77              16560              12339
   10/77              16096              11859
   11/77              17020              12235
   12/77              17682              12325
    1/78              16630              11618
    2/78              17213              11382
    3/78              18148              11717
    4/78              19551              12773
    5/78              20720              12891
    6/78              21188              12714
    7/78              23642              13456
    8/78              25746              13861
    9/78              24616              13816
   10/78              21539              12611
   11/78              22170              12883
   12/78              23356              13135
    1/79              24181              13717
    2/79              23612              13275
    3/79              25055              14068
    4/79              25363              14156
    5/79              25363              13849
    6/79              26292              14450
    7/79              26497              14644
    8/79              28351              15489
    9/79              28867              15557
   10/79              27424              14560
   11/79              30537              15251
   12/79              33642              15578
    1/80              36337              16547
    2/80              37274              16545
    3/80              32410              14937
    4/80              33933              15627
    5/80              34697              16432
    6/80              35929              16951
    7/80              38508              18131
    8/80              39741              18314
    9/80              41676              18852
   10/80              42322              19233
   11/80              46004              21282
   12/80              45024              20641
    1/81              43061              19776
    2/81              44043              20118
    3/81              46567              20923
    4/81              46357              20517
    5/81              48601              20568
    6/81              46569              20441
    7/81              46150              20484
    8/81              43833              19300
    9/81              42851              18350
   10/81              45448              19341
   11/81              46130              20138
   12/81              45646              19622
    1/82              44514              19367
    2/82              42813              18285
    3/82              43220              18190
    4/82              44758              19014
    5/82              44029              18365
    6/82              43866              18090
    7/82              43625              17770
    8/82              45727              19927
    9/82              46294              20174
   10/82              49290              22496
   11/82              51754              23405
   12/82              52691              23856
    1/83              52949              24744
    2/83              54824              25311
    3/83              58919              26245
    4/83              62843              28313
    5/83              63270              28066
    6/83              66510              29158
    7/83              64548              28298
    8/83              62844              28722
    9/83              64892              29119
   10/83              63951              28781
   11/83              64891              29388
   12/83              62932              29235
    1/84              59382              29072
    2/84              56407              28048
    3/84              57846              28534
    4/84              56695              28805
    5/84              53718              27209
    6/84              55351              27799
    7/84              54294              27455
    8/84              59474              30486
    9/84              58421              30492
   10/84              58999              30611
   11/84              58232              30268
   12/84              59286              31064
    1/85              64634              33484
    2/85              66017              33896
    3/85              64928              33916
    4/85              64136              33885
    5/85              67394              35844
    6/85              68088              36407
    7/85              67890              36356
    8/85              67001              36003
    9/85              64234              34916
   10/85              67497              36529
   11/85              72046              39035
   12/85              74618              40924
    1/86              75357              41153
    2/86              81544              44227
    3/86              85776              46695
    4/86              85013              46172
    5/86              90113              48629
    6/86              92177              49450
    7/86              86969              46686
    8/86              91204              50146
    9/86              84583              45999
   10/86              88821              48653
   11/86              89362              49835
   12/86              87370              48564
    1/87              99095              55106
    2/87             105407              57282
    3/87             107125              58938
    4/87             107264              58413
    5/87             108273              58916
    6/87             111283              61891
    7/87             116591              65029
    8/87             119750              67454
    9/87             119175              65977
   10/87              94792              51772
   11/87              88621              47506
   12/87              96473              51121
    1/88              94061              53269
    2/88              98520              55740
    3/88              96293              54023
    4/88              96110              54623
    5/88              95735              55087
    6/88              99268              57616
    7/88              97412              57397
    8/88              93876              55451
    9/88              98898              57813
   10/88             100381              59421
   11/88              99448              58571
   12/88             100293              59590
    1/89             107996              63952
    2/89             106268              62360
    3/89             110699              63813
    4/89             116865              67125
    5/89             123024              69830
    6/89             120908              69439
    7/89             133422              75702
    8/89             134383              77178
    9/89             136116              76862
   10/89             134197              75079
   11/89             137283              76603
   12/89             138519              78441
    1/90             130014              73178
    2/90             131925              74122
    3/90             134907              76086
    4/90             134057              74191
    5/90             146819              81410
    6/90             149799              80865
    7/90             151926              80606
    8/90             144269              73327
    9/90             138527              69764
   10/90             139372              69471
   11/90             147038              73951
   12/90             149920              76007
    1/91             156067              79306
    2/91             168365              84968
    3/91             174965              87025
    4/91             173600              87233
    5/91             179520              90985
    6/91             173362              86817
    7/91             183382              90863
    8/91             189764              93008
    9/91             188853              91454
   10/91             191818              92680
   11/91             185891              88954
   12/91             206506              99113
    1/92             200765              97269
    2/92             201488              98524
    3/92             198144              96613
    4/92             200303              99443
    5/92             200784              99931
    6/92             195042              98442
    7/92             200542             102458
    8/92             196009             100368
    9/92             196009             101552
   10/92             199832             101897
   11/92             206286             105362
   12/92             208844             106658
    1/93             210055             107554
    2/93             211757             109017
    3/93             217369             111317
    4/93             213217             108623
    5/93             217140             111523
    6/93             220354             111847
    7/93             222315             111399
    8/93             230185             115621
    9/93             232418             114731
   10/93             233649             117106
   11/93             225004             115993
   12/93             228469             117397
    1/94             235529             121388
    2/94             229476             118099
    3/94             221605             112961
    4/94             221849             114407
    5/94             222869             116272
    6/94             218523             113424
    7/94             223353             117144
    8/94             230232             121935
    9/94             225627             118960
   10/94             227680             121625
   11/94             217958             117197
   12/94             218721             118932
    1/95             221149             122012
    2/95             229221             126759
    3/95             238917             130498
    4/95             245941             134335
    5/95             254574             139694
    6/95             265393             142935
    7/95             278398             147667
    8/95             281376             148036
    9/95             294404             154283
   10/95             289223             153727
   11/95             297928             160461
   12/95             296766             163558
    1/96             302731             169119
    2/96             308695             170691
    3/96             310486             172330
    4/96             317968             174863
    5/96             325154             179357
    6/96             323951             180039
    7/96             306231             172081
    8/96             316153             175712
    9/96             335091             185587
   10/96             337503             190709
   11/96             358935             205108
   12/96             354843             201047
    1/97             375353             213592
    2/97             374077             215279
    3/97             351557             206453
    4/97             368924             218757
    5/97             397220             232123
    6/97             413308             242453
    7/97             450092             261728
    8/97             428488             247071
    9/97             454026             260586
   10/97             433958             251882
   11/97             441379             263545
   12/97             442570             268078
    1/98             445447             271026
    2/98             473109             290567
    3/98             495061             305444
    4/98             494715             308560
    5/98             481358             303253
    6/98             505233             315565
    7/98             505940             312220
    8/98             423168             267104
    9/98             445173             284225
   10/98             482479             307305
   11/98             513985             325927
   12/98             561271             344701
    1/99             591019             359109
    2/99             568796             347941
    3/99             607361             361858
    4/99             616046             375862
    5/99             599474             366992
    6/99             642996             387287
    7/99             618884             375242
    8/99             618512             373366
    9/99             610595             363136
   10/99             646804             386122
   11/99             673970             393960
   12/99             751476             417125
    1/00             723822             396186
    2/00             748214             388698
    3/00             813683             426712
    4/00             760387             413868
    5/00             718490             405384
    6/00             759947             415356
    7/00             761542             408877
    8/00             821323             434268
    9/00             766459             411339
   10/00             734728             409611
   11/00             629809             377334
   12/00             641019             379183
    1/01             668583             392644
    2/01             571371             356874
    3/01             509434             334284
    4/01             568783             360224
    5/01             569637             362638
    6/01             550725             353826
    7/01             530954             350358
    8/01             487946             328461
    9/01             431149             301954
   10/01             450077             307721
   11/01             491799             331323
   12/01             493078             334239
    1/02             483611             329359
    2/02             478436             323003
    3/02             498243             335147
    4/02             481452             314838
    5/02             481019             312539
    6/02             455188             290286
    7/02             418637             267673
    8/02             422949             269413
    9/02             389832             240155
   10/02             411779             261264
   11/02             431586             276627
   12/02             413503             260389
    1/03             399733             253593
    2/03             390699             249789
    3/03             392418             252212
    4/03             420397             272969
    5/03             448816             287327
    6/03             452272             291005
    7/03             458740             296126
    8/03             470346             301901
    9/03             463008             298701
   10/03             478519             315577
   11/03             488425             318354
   12/03             512748             335036
    1/04             517927             341201
    2/04             527405             345943
    3/04             514483             340720
    4/04             519680             335370
    5/04             523110             339965
    6/04             533049             346560
    7/04             516204             335089
    8/04             514501             336429
    9/04             518823             340063
   10/04             524426             345266
   11/04             539529             359215
   12/04             557280             371428
    1/05             545076             362365
    2/05             563336             369975
    3/05             553308             363426
    4/05             541578             356521
    5/05             548077             367858
    6/05             550708             368373
    7/05             569872             382077
    8/05             567707             378600
    9/05             572078             381667
   10/05             559035             375293
   11/05             581229             389479
   12/05             584774             389635
    1/06             606294             399960
    2/06             608052             401040
    3/06             618146             406013
    4/06             623400             411453
    5/06             608501             399645
    6/06             606736             400164
    7/06             610680             402645
    8/06             625153             412228
    9/06             641407             422864
   10/06             657280             436522

================================================

Past performance cannot guarantee            taxes a shareholder would pay on Fund        each segment representing a percent
comparable future results.                   distributions or sale of Fund shares.        change in the value of the investment.
                                             Performance of the indexes does not          In this chart, each segment represents a
    The data shown in the chart include      reflect the effects of taxes.                doubling, or 100% change, in the value
reinvested distributions, applicable                                                      of the investment. In other words, the
sales charges, Fund expenses and                 This chart, which is a logarithmic       space between $5,000 and $10,000 is the
management fees. Index results include       chart, presents the fluctuations in the      same size as the space between $10,000
reinvested dividends, but they do not        value of the Fund and its indexes. We        and $20,000, and so on.
reflect sales charges. Performance of an     believe that a logarithmic chart is more
index of funds reflects fund expenses        effective than other types of charts in
and management fees; performance of a        illustrating changes in value during the
market index does not. Performance shown     early years shown in the chart. The
in the chart and table(s) does not           vertical axis, the one that indicates
reflect deduction of                         the dollar value of an investment, is
                                             constructed with

AIM Charter Fund

========================================     ========================================     ========================================
 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     5.35%
Inception (11/26/68)              11.67%     CLASS A SHARES                               Class B Shares                     4.99
10 Years                           6.28      Inception (11/26/68)              11.62%     Class C Shares                     4.98
 5 Years                           6.63      10 Years                           6.10      Class R Shares                     5.24
 1 Year                           11.01       5 Years                           7.05      ========================================
                                              1 Year                            5.92
CLASS B SHARES
Inception (6/26/95)                7.73%     CLASS B SHARES
10 Years                           6.25      Inception (6/26/95)                7.56%
 5 Years                           6.76      10 Years                           6.08
 1 Year                           11.63       5 Years                           7.20
                                              1 Year                            6.39
CLASS C SHARES
Inception (8/4/97)                 3.48%     CLASS C SHARES
 5 Years                           7.08      Inception (8/4/97)                 3.26%
 1 Year                           15.67       5 Years                           7.50
                                              1 Year                           10.35
CLASS R SHARES
10 Years                           6.64%     CLASS R SHARES
 5 Years                           7.57      10 Years                           6.47%
 1 Year                           17.21       5 Years                           8.00
                                              1 Year                           11.82
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       RESULTS; CURRENT PERFORMANCE MAY BE          5% BEGINNING AT THE TIME OF PURCHASE TO
3, 2002. RETURNS SINCE THAT DATE ARE         LOWER OR HIGHER. PLEASE VISIT                0% AT THE BEGINNING OF THE SEVENTH YEAR.
HISTORICAL RETURNS. ALL OTHER RETURNS        AIMinvestments.com FOR THE MOST RECENT       THE CDSC ON CLASS C SHARES IS 1% FOR THE
ARE BLENDED RETURNS OF HISTORICAL CLASS      MONTH-END PERFORMANCE. PERFORMANCE           FIRST YEAR AFTER PURCHASE. CLASS R
R SHARE PERFORMANCE AND RESTATED CLASS A     FIGURES REFLECT REINVESTED                   SHARES DO NOT HAVE A FRONT-END SALES
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE; RETURNS SHOWN ARE AT NET ASSET
THE INCEPTION DATE OF CLASS R SHARES) AT     VALUE AND THE EFFECT OF THE MAXIMUM          VALUE AND DO NOT REFLECT A 0.75% CDSC
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SALES CHARGE UNLESS OTHERWISE STATED.        THAT MAY BE IMPOSED ON A TOTAL
HIGHER RULE 12b-1 FEES APPLICABLE TO                                                      REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS R SHARES. CLASS A SHARES'                  CLASS A SHARE PERFORMANCE REFLECTS       WITHIN THE FIRST YEAR.
INCEPTION DATE IS NOVEMBER 26, 1968.         THE MAXIMUM 5.50% SALES CHARGE, AND
                                             CLASS B AND CLASS C SHARE PERFORMANCE            THE PERFORMANCE OF THE FUND'S SHARE
    THE PERFORMANCE DATA QUOTED              REFLECTS THE APPLICABLE CONTINGENT           CLASSES WILL DIFFER PRIMARILY DUE TO
REPRESENT PAST PERFORMANCE AND CANNOT        DEFERRED SALES CHARGE (CDSC) FOR THE         DIFFERENT SALES CHARGE STRUCTURES AND
GUARANTEE COMPARABLE FUTURE                  PERIOD INVOLVED. THE CDSC ON CLASS B         CLASS EXPENSES.
                                             SHARES DECLINES FROM

AIM Charter Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Equity          Agreement was appropriate and that AIM       portfolio managers and/or other investment
Funds (the "Board") oversees the             currently is providing services in           personnel and believes that such
management of AIM Charter Fund (the          accordance with the terms of the             individuals are competent and able to
"Fund") and, as required by law,             Advisory Agreement.                          continue to carry out their
determines annually whether to approve                                                    responsibilities under the Advisory
the continuance of the Fund's advisory       o The quality of services to be provided     Agreement.
agreement with A I M Advisors, Inc.          by AIM. The Board reviewed the
("AIM"). Based upon the recommendation       credentials and experience of the            o Overall performance of AIM. The Board
of the Investments Committee of the          officers and employees of AIM who will       considered the overall performance of
Board, at a meeting held on June 27,         provide investment advisory services to      AIM in providing investment advisory and
2006, the Board, including all of the        the Fund. In reviewing the                   portfolio administrative services to the
independent trustees, approved the           qualifications of AIM to provide             Fund and concluded that such performance
continuance of the advisory agreement        investment advisory services, the Board      was satisfactory.
(the "Advisory Agreement") between the       considered such issues as AIM's
Fund and AIM for another year, effective     portfolio and product review process,        o Fees relative to those of clients of
July 1, 2006.                                various back office support functions        AIM with comparable investment
                                             provided by AIM and AIM's equity and         strategies. The Board reviewed the
    The Board considered the factors         fixed income trading operations. Based       effective advisory fee rate (before
discussed below in evaluating the            on the review of these and other             waivers) for the Fund under the Advisory
fairness and reasonableness of the           factors, the Board concluded that the        Agreement. The Board noted that this
Advisory Agreement at the meeting on         quality of services to be provided by        rate was (i) above the effective
June 27, 2006 and as part of the Board's     AIM was appropriate and that AIM             advisory fee rate (before waivers) for a
ongoing oversight of the Fund. In their      currently is providing satisfactory          mutual fund advised by AIM with
deliberations, the Board and the             services in accordance with the terms of     investment strategies comparable to
independent trustees did not identify        the Advisory Agreement.                      those of the Fund, below the effective
any particular factor that was                                                            advisory fee rate (before waivers) for a
controlling, and each trustee attributed     o The performance of the Fund relative       second mutual fund advised by AIM with
different weights to the various             to comparable funds. The Board reviewed      investment strategies comparable to
factors.                                     the performance of the Fund during the       those of the Fund, and comparable to the
                                             past one, three and five calendar years      effective advisory fee rate (before
    One responsibility of the                against the performance of funds advised     waivers) for a third mutual fund advised
independent Senior Officer of the Fund       by other advisors with investment            by AIM with investment strategies
is to manage the process by which the        strategies comparable to those of the        comparable to those of the Fund; (ii)
Fund's proposed management fees are          Fund. The Board noted that the Fund's        comparable to the effective advisory fee
negotiated to ensure that they are           performance was below the median             rate (before waivers) for a variable
negotiated in a manner which is at arms'     performance of such comparable funds for     insurance fund advised by AIM and
length and reasonable. To that end, the      such periods. Based on this review and       offered to insurance company separate
Senior Officer must either supervise a       after taking account of all of the other     accounts with investment strategies
competitive bidding process or prepare       factors that the Board considered in         comparable to those of the Fund; (iii)
an independent written evaluation. The       determining whether to continue the          above the effective sub-advisory fee
Senior Officer has recommended an            Advisory Agreement for the Fund, the         rate for one variable insurance fund
independent written evaluation in lieu       Board concluded that no changes should       sub-advised by an AIM affiliate and
of a competitive bidding process and,        be made to the Fund and that it was not      offered to insurance company separate
upon the direction of the Board, has         necessary to change the Fund's portfolio     accounts with investment strategies
prepared such an independent written         management team at this time. Although       comparable to those of the Fund,
evaluation. Such written evaluation also     the independent written evaluation of        although the advisory fees for such
considered certain of the factors            the Fund's Senior Officer (discussed         variable insurance fund were above those
discussed below. In addition, as             below) only considered Fund performance      for the Fund; and (iv) above the total
discussed below, the Senior Officer made     through the most recent calendar year,       advisory fee rates for 78 separately
a recommendation to the Board in             the Board also reviewed more recent Fund     managed accounts/wrap accounts managed
connection with such written evaluation.     performance, which did not change their      by an AIM affiliate with investment
                                             conclusions.                                 strategies comparable to those of the
    The discussion below serves as a                                                      Fund and comparable to or below the
summary of the Senior Officer's              o The performance of the Fund relative       total advisory fee rates for 10
independent written evaluation and           to indices. The Board reviewed the           separately managed accounts/wrap
recommendation to the Board in               performance of the Fund during the past      accounts managed by an AIM affiliate
connection therewith, as well as a           one, three and five calendar years           with investment strategies comparable to
discussion of the material factors and       against the performance of the Lipper        those of the Fund. The Board noted that
the conclusions with respect thereto         Large-Cap Core Index. The Board noted        AIM has agreed to waive advisory fees of
that formed the basis for the Board's        that the Fund's performance was below        the Fund, as discussed below. Based on
approval of the Advisory Agreement.          the performance of such Index for the        this review, the Board concluded that
After consideration of all of the            one and five year periods and comparable     the advisory fee rate for the Fund under
factors below and based on its informed      to such Index for the three year period.     the Advisory Agreement was fair and
business judgment, the Board determined      Based on this review and after taking        reasonable.
that the Advisory Agreement is in the        account of all of the other factors that
best interests of the Fund and its           the Board considered in determining          o Fees relative to those of comparable
shareholders and that the compensation       whether to continue the Advisory             funds with other advisors. The Board
to AIM under the Advisory Agreement is       Agreement for the Fund, the Board            reviewed the advisory fee rate for the
fair and reasonable and would have been      concluded that no changes should be made     Fund under the Advisory Agreement. The
obtained through arm's length                to the Fund and that it was not              Board compared effective contractual
negotiations.                                necessary to change the Fund's portfolio     advisory fee rates at a common asset
                                             management team at this time. Although       level at the end of the past calendar
    Unless otherwise stated, information     the independent written evaluation of        year and noted that the Fund's rate was
presented below is as of June 27, 2006       the Fund's Senior Officer (discussed         above the median rate of the funds
and does not reflect any changes that        below) only considered Fund performance      advised by other advisors with
may have occurred since June 27, 2006,       through the most recent calendar year,       investment strategies comparable to
including but not limited to changes to      the Board also reviewed more recent Fund     those of the Fund that the Board
the Fund's performance, advisory fees,       performance, which did not change their      reviewed. The Board noted that AIM has
expense limitations and/or fee waivers.      conclusions.                                 agreed to waive advisory fees of the
                                                                                          Fund, as discussed below. Based on this
o The nature and extent of the advisory      o Meetings with the Fund's portfolio         review, the Board concluded that the
services to be provided by AIM. The          managers and investment personnel. With      advisory fee rate for the Fund under the
Board reviewed the services to be            respect to the Fund, the Board is            Advisory Agreement was fair and
provided by AIM under the Advisory           meeting periodically with such Fund's        reasonable.
Agreement. Based on such review, the
Board concluded that the range of                                                                                      (continued)
services to be provided by AIM under the
Advisory

AIM Charter Fund

o Expense limitations and fee waivers.       o Independent written evaluation and         The Board also reviewed the general
The Board noted that AIM has                 recommendations of the Fund's Senior         nature of the non-investment advisory
contractually agreed to waive advisory       Officer. The Board noted that, upon          services currently performed by AIM and
fees of the Fund through December 31,        their direction, the Senior Officer of       its affiliates, such as administrative,
2009 to the extent necessary so that the     the Fund, who is independent of AIM and      transfer agency and distribution
advisory fees payable by the Fund do not     AIM's affiliates, had prepared an            services, and the fees received by AIM
exceed a specified maximum advisory fee      independent written evaluation in order      and its affiliates for performing such
rate, which maximum rate includes            to assist the Board in determining the       services. In addition to reviewing such
breakpoints and is based on net asset        reasonableness of the proposed               services, the trustees also considered
levels. The Board considered the             management fees of the AIM Funds,            the organizational structure employed by
contractual nature of this fee waiver        including the Fund. The Board noted that     AIM and its affiliates to provide those
and noted that it remains in effect          the Senior Officer's written evaluation      services. Based on the review of these
until December 31, 2009. The Board           had been relied upon by the Board in         and other factors, the Board concluded
considered the effect this fee waiver        this regard in lieu of a competitive         that AIM and its affiliates were
would have on the Fund's estimated           bidding process. In determining whether      qualified to continue to provide
expenses and concluded that the levels       to continue the Advisory Agreement for       non-investment advisory services to the
of fee waivers/expense limitations for       the Fund, the Board considered the           Fund, including administrative, transfer
the Fund were fair and reasonable.           Senior Officer's written evaluation and      agency and distribution services, and
                                             the recommendation made by the Senior        that AIM and its affiliates currently
o Breakpoints and economies of scale.        Officer to the Board that the Board          are providing satisfactory
The Board reviewed the structure of the      consider whether the advisory fee            non-investment advisory services.
Fund's advisory fee under the Advisory       waivers for certain equity AIM Funds,
Agreement, noting that it includes one       including the Fund, should be                o Other factors and current trends. The
breakpoint. The Board reviewed the level     simplified. The Board concluded that it      Board considered the steps that AIM and
of the Fund's advisory fees, and noted       would be advisable to consider this          its affiliates have taken over the last
that such fees, as a percentage of the       issue and reach a decision prior to the      several years, and continue to take, in
Fund's net assets, have decreased as net     expiration date of such advisory fee         order to improve the quality and
assets increased because the Advisory        waivers.                                     efficiency of the services they provide
Agreement includes a breakpoint. The                                                      to the Funds in the areas of investment
Board noted that AIM has contractually       o Profitability of AIM and its               performance, product line
agreed to waive advisory fees of the         affiliates. The Board reviewed               diversification, distribution, fund
Fund through December 31, 2009 to the        information concerning the profitability     operations, shareholder services and
extent necessary so that the advisory        of AIM's (and its affiliates')               compliance. The Board concluded that
fees payable by the Fund do not exceed a     investment advisory and other activities     these steps taken by AIM have improved,
specified maximum advisory fee rate,         and its financial condition. The Board       and are likely to continue to improve,
which maximum rate includes breakpoints      considered the overall profitability of      the quality and efficiency of the
and is based on net asset levels. The        AIM, as well as the profitability of AIM     services AIM and its affiliates provide
Board concluded that the Fund's fee          in connection with managing the Fund.        to the Fund in each of these areas, and
levels under the Advisory Agreement          The Board noted that AIM's operations        support the Board's approval of the
therefore reflect economies of scale and     remain profitable, although increased        continuance of the Advisory Agreement
that it was not necessary to change the      expenses in recent years have reduced        for the Fund.
advisory fee breakpoints in the Fund's       AIM's profitability. Based on the review
advisory fee schedule.                       of the profitability of AIM's and its
                                             affiliates' investment advisory and
o Investments in affiliated money market     other activities and its financial
funds. The Board also took into account      condition, the Board concluded that the
the fact that uninvested cash and cash       compensation to be paid by the Fund to
collateral from securities lending           AIM under its Advisory Agreement was not
arrangements, if any (collectively,          excessive.
"cash balances") of the Fund may be
invested in money market funds advised       o Benefits of soft dollars to AIM. The
by AIM pursuant to the terms of an SEC       Board considered the benefits realized
exemptive order. The Board found that        by AIM as a result of brokerage
the Fund may realize certain benefits        transactions executed through "soft
upon investing cash balances in AIM          dollar" arrangements. Under these
advised money market funds, including a      arrangements, brokerage commissions paid
higher net return, increased liquidity,      by the Fund and/or other funds advised
increased diversification or decreased       by AIM are used to pay for research and
transaction costs. The Board also found      execution services. This research may be
that the Fund will not receive reduced       used by AIM in making investment
services if it invests its cash balances     decisions for the Fund. The Board
in such money market funds. The Board        concluded that such arrangements were
noted that, to the extent the Fund           appropriate.
invests uninvested cash in affiliated
money market funds, AIM has voluntarily      o AIM's financial soundness in light of
agreed to waive a portion of the             the Fund's needs. The Board considered
advisory fees it receives from the Fund      whether AIM is financially sound and has
attributable to such investment. The         the resources necessary to perform its
Board further determined that the            obligations under the Advisory
proposed securities lending program and      Agreement, and concluded that AIM has
related procedures with respect to the       the financial resources necessary to
lending Fund is in the best interests of     fulfill its obligations under the
the lending Fund and its respective          Advisory Agreement.
shareholders. The Board therefore
concluded that the investment of cash        o Historical relationship between the
collateral received in connection with       Fund and AIM. In determining whether to
the securities lending program in the        continue the Advisory Agreement for the
money market funds according to the          Fund, the Board also considered the
procedures is in the best interests of       prior relationship between AIM and the
the lending Fund and its respective          Fund, as well as the Board's knowledge
shareholders.                                of AIM's operations, and concluded that
                                             it was beneficial to maintain the
                                             current relationship, in part, because
                                             of such knowledge.

Supplement to Annual Report dated 10/31/06

AIM Charter Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to                                         RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with    Inception (7/30/91)           9.22%   ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their         10 Years                      7.35    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are          5 Years                      8.35    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional              1 Year                      18.03    SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution         6 Months*                    5.56    LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                                                      REPORT FOR INFORMATION ON COMPARATIVE
                                                 ===================================   BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                                                       PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 AVERAGE ANNUAL TOTAL RETURNS          CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 For periods ended 9/30/06, most       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 recent calendar quarter-end

                                                 Inception (7/30/91)           9.10%
                                                 10 Years                      7.19
                                                  5 Years                      8.77
                                                  1 Year                      12.62
                                                  6 Months*                    4.02

                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

==============================================

NASDAQ SYMBOL                            CHTVX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   CHT-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000   The hypothetical account values and expenses
                                                 (for example, an $8,600 account       may not be used to estimate the actual ending
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       account balance or expenses you paid for the
ongoing costs, including management fees and     then multiply the result by the       period. You may use this information to
other Fund expenses. This example is intended    number in the table under the         compare the ongoing costs of investing in the
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     Fund and other funds. To do so, compare this
dollars) of investing in the Fund and to         Paid During Period" to estimate the   5% hypothetical example with the 5%
compare these costs with ongoing costs of        expenses you paid on your account     hypothetical examples that appear in the
investing in other mutual funds. The example     during this period.                   shareholder reports of the other funds.
is based on an investment of $1,000 invested                                           Please note that the expenses shown in the
at the beginning of the period and held for      Hypothetical example for comparison   table are meant to highlight your ongoing
the entire period May 1, 2006, through October   purposes                              costs only. Therefore, the hypothetical
31, 2006.                                                                              information is useful in comparing ongoing
                                                 The table below also provides         costs only, and will not help you determine
Actual expenses                                  information about hypothetical        the relative total costs of owning different
                                                 account values and hypothetical       funds.
The table below provides information about       expenses based on the Fund's actual
actual account values and actual expenses. You   expense ratio and an assumed rate
may use the information in this table,           of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                       ACTUAL                    (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING             EXPENSES             ENDING              EXPENSES        ANNUALIZED
    SHARE            ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE         PAID DURING         EXPENSE
    CLASS               (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)           PERIOD(2)           RATIO

Institutional          $1,000.00            $1,055.60             $4.09             $1,021.22              $4.02            0.79%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   CHT-INS-1   A I M Distributors, Inc.

AIM Charter Fund

SCHEDULE OF INVESTMENTS

October 31, 2006

                                                  SHARES          VALUE
----------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-68.78%

AEROSPACE & DEFENSE-2.15%

Northrop Grumman Corp.                            1,081,774   $   71,818,976
----------------------------------------------------------------------------
Raytheon Co.-Wts expiring 06/16/11(a)                   467            7,341
----------------------------------------------------------------------------
United Technologies Corp.                         1,125,000       73,935,000
============================================================================
                                                                 145,761,317
============================================================================

AIR FREIGHT & LOGISTICS-0.46%

United Parcel Service, Inc.-Class B                 413,100       31,127,085
============================================================================

APPAREL RETAIL-1.12%

Gap, Inc. (The)                                   3,620,042       76,093,283
============================================================================

BIOTECHNOLOGY-2.12%

Amgen Inc.(a)                                     1,889,390      143,423,595
============================================================================

BROADCASTING & CABLE TV-0.59%

Clear Channel Communications, Inc.                1,142,737       39,824,384
============================================================================

COMMUNICATIONS EQUIPMENT-2.88%

Cisco Systems, Inc.(a)                            5,626,505      135,767,566
----------------------------------------------------------------------------
Corning Inc.(a)                                   2,902,505       59,298,177
============================================================================
                                                                 195,065,743
============================================================================

COMPUTER HARDWARE-1.41%

International Business Machines Corp.             1,038,280       95,864,392
============================================================================

COMPUTER STORAGE & PERIPHERALS-1.94%

EMC Corp.(a)                                      6,274,800       76,866,300
----------------------------------------------------------------------------
Seagate Technology                                2,410,334       54,425,342
============================================================================
                                                                 131,291,642
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.15%

Automatic Data Processing, Inc.                   1,570,000       77,620,800
============================================================================

ELECTRIC UTILITIES-1.70%

FPL Group, Inc.                                   2,262,321      115,378,371
============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.37%

Waste Management, Inc.                            4,277,265      160,311,892
============================================================================

FOOD DISTRIBUTORS-1.19%

Sysco Corp.                                       2,297,921       80,381,277
============================================================================

FOOD RETAIL-1.34%

Kroger Co. (The)                                  4,040,905       90,879,954
============================================================================

HYPERMARKETS & SUPER CENTERS-1.73%

Wal-Mart Stores, Inc.                             2,377,367      117,156,646
============================================================================

                                                  SHARES          VALUE
----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-5.95%

3M Co.                                              920,481   $   72,570,722
----------------------------------------------------------------------------
General Electric Co.                              3,284,809      115,329,644
----------------------------------------------------------------------------
Tyco International Ltd.                           7,322,354      215,496,878
============================================================================
                                                                 403,397,244
============================================================================

INDUSTRIAL MACHINERY-0.92%

Dover Corp.                                       1,312,919       62,363,653
============================================================================

INSURANCE BROKERS-0.89%

Marsh & McLennan Cos., Inc.                       2,043,844       60,170,767
============================================================================

INTEGRATED OIL & GAS-2.77%

Exxon Mobil Corp.                                 2,631,071      187,911,091
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.46%

AT&T Inc.                                         4,869,508      166,780,649
============================================================================

INVESTMENT BANKING & BROKERAGE-1.10%

Morgan Stanley                                      975,494       74,557,006
============================================================================

MOVIES & ENTERTAINMENT-1.51%

News Corp.-Class A                                4,916,773      102,514,717
============================================================================

MULTI-LINE INSURANCE-1.05%

Genworth Financial Inc.-Class A                   2,131,272       71,269,736
============================================================================

OFFICE ELECTRONICS-2.08%

Xerox Corp.(a)                                    8,297,797      141,062,549
============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.71%

Schlumberger Ltd.                                 1,060,080       66,869,846
----------------------------------------------------------------------------
Smith International, Inc.                         1,248,820       49,303,414
============================================================================
                                                                 116,173,260
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.12%

XTO Energy, Inc.                                  1,625,656       75,853,109
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.13%

Citigroup Inc.                                    1,520,690       76,277,810
============================================================================

PACKAGED FOODS & MEATS-0.83%

General Mills, Inc.                                 986,194       56,035,543
============================================================================

PERSONAL PRODUCTS-3.78%

Avon Products, Inc.                               3,504,699      106,577,897
----------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              3,699,739      149,432,458
============================================================================
                                                                 256,010,355
============================================================================

AIM Charter Fund

                                                  SHARES          VALUE
----------------------------------------------------------------------------

PHARMACEUTICALS-4.55%

Bristol-Myers Squibb Co.                          3,663,604   $   90,674,199
----------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      1,331,264       65,152,060
----------------------------------------------------------------------------
Merck & Co. Inc.                                  1,640,692       74,520,231
----------------------------------------------------------------------------
Pfizer Inc.                                       2,917,546       77,752,601
============================================================================
                                                                 308,099,091
============================================================================

PROPERTY & CASUALTY INSURANCE-4.86%

Berkshire Hathaway Inc.-Class A(a)                    1,673      176,459,675
----------------------------------------------------------------------------
Chubb Corp. (The)                                 1,118,790       59,463,689
----------------------------------------------------------------------------
XL Capital Ltd.-Class A                           1,324,697       93,457,373
============================================================================
                                                                 329,380,737
============================================================================

PUBLISHING-1.61%

Gannett Co., Inc.                                   861,267       50,935,330
----------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                        909,000       58,330,530
============================================================================
                                                                 109,265,860
============================================================================

RAILROADS-1.19%

Union Pacific Corp.                                 889,580       80,622,635
============================================================================

SEMICONDUCTORS-0.96%

Analog Devices, Inc.                              2,046,520       65,120,266
============================================================================

SOFT DRINKS-1.66%

Coca-Cola Co. (The)                               2,402,274      112,234,241
============================================================================

SPECIALIZED FINANCE-0.41%

Moody's Corp.                                       420,375       27,870,863
============================================================================

SYSTEMS SOFTWARE-4.09%

Microsoft Corp.                                   5,502,039      157,963,540
----------------------------------------------------------------------------
Symantec Corp.(a)                                 6,018,713      119,411,266
============================================================================
                                                                 277,374,806
============================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $3,805,076,628)                   4,660,526,369
============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-18.82%

ARGENTINA-0.95%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       1,673,665       64,586,732
============================================================================

FINLAND-1.35%

Nokia Oyj-ADR (Communications Equipment)          4,615,666       91,759,440
============================================================================

FRANCE-2.55%

Renault S.A. (Automobile Manufacturers)(b)          698,712       81,571,980
============================================================================
Total S.A. (Integrated Oil & Gas)(b)              1,340,688       91,238,906
============================================================================
                                                                 172,810,886
============================================================================

ISRAEL-1.36%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(c)                            2,787,330   $   91,898,270
============================================================================

                                                  SHARES          VALUE
----------------------------------------------------------------------------
JAPAN-0.71%

Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                      236,400       48,232,570
============================================================================

NETHERLANDS-4.04%

Heineken N.V. (Brewers)(b)                        1,919,452       86,971,152
----------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(b)                       1,965,340       68,623,230
----------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(b)         4,781,118      117,851,647
============================================================================
                                                                 273,446,029
============================================================================

SOUTH KOREA-1.08%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(c)                  3,030,572       72,976,174
============================================================================

SWITZERLAND-1.17%

UBS A.G. (Diversified Capital Markets)(b)         1,327,170       79,151,479
============================================================================

UNITED KINGDOM-5.61%

Barclays PLC (Diversified Banks)(b)               6,454,425       86,966,131
----------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)(b)                                      16,479,189      165,720,645
----------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         2,399,526      127,774,760
============================================================================
                                                                 380,461,536
============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $1,060,351,258)                   1,275,323,116
============================================================================

MONEY MARKET FUNDS-12.76%

Liquid Assets Portfolio-Institutional
  Class(d)                                      432,291,298      432,291,298
----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        432,291,298      432,291,298
============================================================================
    Total Money Market Funds (Cost
      $864,582,596)                                              864,582,596
============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.36%
  (Cost $5,730,010,482)                                        6,800,432,081
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.30%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                    20,602,720       20,602,720
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $20,602,720)                                          20,602,720
============================================================================
TOTAL INVESTMENTS-100.66%
  (Cost $5,750,613,202)                                        6,821,034,801
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.66)%                            (45,004,879)
============================================================================
NET ASSETS-100.00%                                            $6,776,029,922
____________________________________________________________________________
============================================================================

AIM Charter Fund

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $826,327,740, which represented 12.19% of the Fund's Net Assets. See Note 1A.
(c) All or a portion of this security was out on loan at October 31, 2006.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $4,865,427,886)*  $5,935,849,485
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $885,185,316)                            885,185,316
============================================================
    Total investments (cost $5,750,613,202)    6,821,034,801
============================================================
Receivables for:
  Fund shares sold                                 5,846,151
------------------------------------------------------------
  Dividends                                        9,447,210
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               723,088
------------------------------------------------------------
Other assets                                         377,190
============================================================
    Total assets                               6,837,428,440
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           16,449,641
------------------------------------------------------------
  Investments purchased from affiliates              605,299
------------------------------------------------------------
  Fund shares reacquired                          13,568,009
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,796,639
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        20,602,720
------------------------------------------------------------
Accrued distribution fees                          2,595,877
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,621
------------------------------------------------------------
Accrued transfer agent fees                        3,748,430
------------------------------------------------------------
Accrued operating expenses                         2,023,282
============================================================
    Total liabilities                             61,398,518
============================================================
Net assets applicable to shares outstanding   $6,776,029,922
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $9,108,243,077
------------------------------------------------------------
Undistributed net investment income               31,258,855
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,434,236,743)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,070,764,733
============================================================
                                              $6,776,029,922
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $4,812,618,545
____________________________________________________________
============================================================
Class B                                       $1,547,422,196
____________________________________________________________
============================================================
Class C                                       $  287,359,476
____________________________________________________________
============================================================
Class R                                       $    5,153,250
____________________________________________________________
============================================================
Institutional Class                           $  123,476,455
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          321,721,021
____________________________________________________________
============================================================
Class B                                          108,213,928
____________________________________________________________
============================================================
Class C                                           20,040,348
____________________________________________________________
============================================================
Class R                                              346,494
____________________________________________________________
============================================================
Institutional Class                                8,026,068
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        14.96
------------------------------------------------------------
  Offering price per share
    (Net asset value of $14.96 divided by
      94.50%)                                 $        15.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        14.30
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        14.34
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        14.87
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        15.38
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $20,011,321 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,999,029)      $ 77,483,897
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $417,414)                        28,978,708
--------------------------------------------------------------------------
Interest                                                            14,600
==========================================================================
    Total investment income                                    106,477,205
==========================================================================

EXPENSES:

Advisory fees                                                   30,867,669
--------------------------------------------------------------------------
Administrative services fees                                       636,905
--------------------------------------------------------------------------
Custodian fees                                                     715,445
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        8,473,275
--------------------------------------------------------------------------
  Class B                                                       11,979,176
--------------------------------------------------------------------------
  Class C                                                        2,110,972
--------------------------------------------------------------------------
  Class R                                                           20,021
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                            15,515,143
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                94,210
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          160,061
--------------------------------------------------------------------------
Other                                                            1,717,396
==========================================================================
    Total expenses                                              72,290,273
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (959,031)
==========================================================================
    Net expenses                                                71,331,242
==========================================================================
Net investment income                                           35,145,963
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES,
  FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $7,180,898)                          351,005,582
--------------------------------------------------------------------------
  Foreign currencies                                               158,311
==========================================================================
                                                               351,163,893
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        267,060,992
--------------------------------------------------------------------------
  Foreign currencies                                                60,902
--------------------------------------------------------------------------
  Option contracts written                                       1,867,564
==========================================================================
                                                               268,989,458
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             620,153,351
==========================================================================
Net increase in net assets resulting from operations          $655,299,314
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   35,145,963    $   25,036,899
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   351,163,893       269,418,339
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    268,989,458      (117,943,363)
==============================================================================================
    Net increase in net assets resulting from operations         655,299,314       176,511,875
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (15,150,648)      (16,183,715)
----------------------------------------------------------------------------------------------
  Class B                                                           (455,351)         (655,402)
----------------------------------------------------------------------------------------------
  Class C                                                            (80,530)         (102,493)
----------------------------------------------------------------------------------------------
  Class R                                                            (18,305)          (17,158)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,111,807)          (51,616)
==============================================================================================
    Decrease in net assets resulting from distributions          (16,816,641)      (17,010,384)
==============================================================================================
Share transactions-net:
  Class A                                                      2,725,225,819      (307,307,777)
----------------------------------------------------------------------------------------------
  Class B                                                        782,194,196      (316,588,625)
----------------------------------------------------------------------------------------------
  Class C                                                        152,734,056       (38,230,511)
----------------------------------------------------------------------------------------------
  Class R                                                          1,933,967           (44,217)
----------------------------------------------------------------------------------------------
  Institutional Class                                             54,782,183        50,100,241
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        3,716,870,221      (612,070,889)
==============================================================================================
    Net increase (decrease) in net assets                      4,355,352,894      (452,569,398)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,420,677,028     2,873,246,426
==============================================================================================
  End of year (including undistributed net investment income
    of $31,258,855 and $13,898,908, respectively)             $6,776,029,922    $2,420,677,028
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM Charter Fund

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

AIM Charter Fund

     Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Prior to April 10, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                             1.00%
--------------------------------------------------------------------
Next $120 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $682,083.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $8,813.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $636,905.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the

AIM Charter Fund

Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $15,515,143 for Class A, Class B, Class C and Class R share classes and $94,210 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class R shares paid $8,473,275, $11,979,176, $2,110,972 and $20,021, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $242,014 in front-end sales commissions from the sale of Class A shares and $1,514, $511,271, $9,913 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $45,347,942     $1,148,349,482    $  (761,406,126)       $   --        $432,291,298     $14,262,610      $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        734,028,816       (301,737,518)           --         432,291,298       9,012,831          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            45,347,942        932,955,597       (978,303,539)           --                  --       5,285,853          --
====================================================================================================================================
  Subtotal        $90,695,884     $2,815,333,895    $(2,041,447,183)       $   --        $864,582,596     $28,561,294      $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 12,733,065     $  587,245,950    $  (579,376,295)       $   --        $ 20,602,720     $   417,414      $   --
====================================================================================================================================
  Total
    Investments
    in
    Affiliates   $103,428,949     $3,402,579,845    $(2,620,823,478)       $   --        $885,185,316     $28,978,708      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

AIM Charter Fund

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $20,570,008, which resulted in net realized gains of $7,180,898, and securities purchases of $61,732,597.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $268,135.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $14,630 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $20,011,321 were on loan to brokers. The loans were secured by cash collateral of $20,602,720 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $417,414 for securities lending transactions, which are net of compensation to counterparties.

AIM Charter Fund

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                            12,500      $1,334,936
-------------------------------------------------------------------------------------
Exercised                                                      12,500       1,334,936
=====================================================================================
End of period                                                      --      $       --
_____________________________________________________________________________________
=====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $16,816,641    $17,010,384
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $    35,370,217
-------------------------------------------------------------------------------
Unrealized appreciation -- investments                            1,007,136,889
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,610,048)
-------------------------------------------------------------------------------
Capital loss carryforward                                        (3,373,110,213)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     9,108,243,077
===============================================================================
  Total net assets                                              $ 6,776,029,922
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes remaining proceeds to be received on Candescent Technologies Corp. of $325,179 and appreciation on foreign currencies of $17,955.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $3,360,718,931 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund utilized $340,232,748 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $  158,234,215
------------------------------------------------------------------------------
October 31, 2009                                                 2,349,750,597
------------------------------------------------------------------------------
October 31, 2010                                                   733,056,501
------------------------------------------------------------------------------
October 31, 2011                                                   132,068,900
==============================================================================
Total capital loss carryforward                                 $3,373,110,213
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Premier Equity Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Charter Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $1,678,983,657 and $1,308,834,086, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,029,838,002
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (23,044,247)
==============================================================================
Net unrealized appreciation of investment securities           $1,006,793,755
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,814,241,046.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss carryforward limitations, foreign currency transactions and expenses related to the plan of reorganization, on October 31, 2006, undistributed net investment income was increased by $167,929, undistributed net realized gain (loss) was increased by $3,602,159 and shares of beneficial interest decreased by $3,770,088. Further, as a result of tax deferrals acquired in the reorganization of AIM Premier Equity Fund into the Fund on April 10, 2006, undistributed net investment income was decreased by $1,137,304, undistributed net realized gain
(loss) was decreased by $3,390,709,342 and shares of beneficial interest increased by $3,391,846,646. These reclassifications had no effect on the net assets of the Fund.

AIM Charter Fund


NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                         2006(A)                           2005
                                                              -----------------------------    ----------------------------
                                                                SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,299,019    $  101,382,420      6,762,147    $  86,715,004
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,784,612        38,548,988      2,540,263       30,896,876
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         842,618        11,507,094        765,158        9,348,763
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         112,149         1,565,266         85,759        1,085,831
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           3,929,863        55,527,482      4,029,817       52,111,203
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,048,246        14,130,351      1,116,894       14,139,876
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                          33,301           431,909         48,619          591,693
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                           5,845            75,990          7,041           85,898
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,363            18,305          1,361           17,157
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              22,002           303,845          3,821           49,553
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                     235,088,752     3,296,672,564             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      99,258,686     1,336,175,673             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      15,423,711       208,206,795             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         116,222         1,622,302             --               --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,026,753        29,143,324             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      16,750,976       235,169,663      9,451,300      120,154,386
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,480,784)     (235,169,663)    (9,870,165)    (120,154,386)
===========================================================================================================================
Reacquired:
  Class A                                                     (65,980,940)     (922,129,179)   (41,404,183)    (528,317,043)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (26,722,825)     (357,792,711)   (18,676,632)    (227,922,808)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,993,400)      (67,055,823)    (3,894,312)     (47,665,172)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (89,641)       (1,271,906)       (90,205)      (1,147,205)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (2,091,677)      (30,192,468)      (156,744)      (2,060,515)
===========================================================================================================================
                                                              267,384,851    $3,716,870,221    (49,280,061)   $(612,070,889)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on April 10, 2006, the Fund acquired all the net assets of AIM Premier Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Premier Equity Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 351,914,124 shares of the Fund for 462,894,462 shares of AIM Premier Equity Fund shares outstanding as of the close of business on April 7, 2006. Each class of shares of AIM Premier Equity Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Premier Equity Fund to the net asset value of the Fund on the close of business, April 7, 2006. AIM Premier Equity Fund's net assets as of the close of business on April 7, 2006 of $4,871,820,658 including $605,309,092 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $2,376,117,328. The combined aggregate net assets of the Fund subsequent to the reorganization were $7,247,937,986.

AIM Charter Fund


NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS A
                                ------------------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                ------------------------------------------------------------------------------
                                   2006             2005             2004             2003             2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $    12.85       $    12.16       $    11.12       $     9.57       $    10.46
--------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.13(a)          0.15(a)(b)       0.06(a)          0.04(a)          0.01(c)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   2.10             0.65             1.00             1.51            (0.90)
==============================================================================================================
    Total from investment
      operations                      2.23             0.80             1.06             1.55            (0.89)
==============================================================================================================
Less dividends from net
  investment income                  (0.12)           (0.11)           (0.02)              --               --
==============================================================================================================
Net asset value, end of period  $    14.96       $    12.85       $    12.16       $    11.12       $     9.57
______________________________________________________________________________________________________________
==============================================================================================================
Total return(d)                      17.49%            6.59%            9.58%           16.20%           (8.51)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $4,812,619       $1,638,002       $1,843,623       $2,008,702       $2,096,866
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            1.26%(e)         1.23%            1.26%            1.30%            1.22%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.27%(e)         1.25%            1.27%            1.30%            1.22%
==============================================================================================================
Ratio of net investment income
  to average net assets               0.93%(e)         1.16%            0.54%            0.39%            0.09%(c)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                 51%              54%              36%              28%             103%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 0.80%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of the net investment income to average net assets would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $3,389,309,980.

AIM Charter Fund

                                                                      CLASS B
                                   -----------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                   -----------------------------------------------------------------------------
                                      2006            2005              2004            2003             2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $    12.27       $  11.61          $  10.67       $     9.24       $    10.18
----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           0.02(a)        0.05(a)(b)       (0.02)(a)        (0.03)(a)        (0.08)(c)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                          2.02           0.62              0.96             1.46            (0.86)
================================================================================================================
    Total from investment
      operations                         2.04           0.67              0.94             1.43            (0.94)
================================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)               --               --               --
================================================================================================================
Net asset value, end of period     $    14.30       $  12.27          $  11.61       $    10.67       $     9.24
________________________________________________________________________________________________________________
================================================================================================================
Total return(d)                         16.63%          5.76%             8.81%           15.48%           (9.23)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,547,422       $617,534          $885,500       $1,149,943       $1,204,617
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       2.01%(e)       1.95%             1.96%            2.00%            1.92%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               2.02%(e)       1.97%             1.97%            2.00%            1.92%
================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.18%(e)       0.44%            (0.16)%          (0.31)%          (0.61)%(c)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                    51%            54%               36%              28%             103%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $1,197,917,561.

                                                                   CLASS C
                                   -----------------------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                   -----------------------------------------------------------------------
                                     2006           2005              2004           2003           2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  12.30       $  11.64          $  10.70       $   9.27       $  10.21
----------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         0.02(a)        0.05(a)(b)       (0.02)(a)      (0.03)(a)      (0.08)(c)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        2.03           0.62              0.96           1.46          (0.86)
==========================================================================================================
    Total from investment
      operations                       2.05           0.67              0.94           1.43          (0.94)
==========================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)               --             --             --
==========================================================================================================
Net asset value, end of period     $  14.34       $  12.30          $  11.64       $  10.70       $   9.27
__________________________________________________________________________________________________________
==========================================================================================================
Total return(d)                       16.67%          5.75%             8.79%         15.43%         (9.21)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $287,359       $107,776          $138,305       $163,859       $170,444
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     2.01%(e)       1.95%             1.96%          2.00%          1.92%
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             2.02%(e)       1.97%             1.97%          2.00%          1.92%
==========================================================================================================
Ratio of net investment income
  (loss) to average net assets         0.18%(e)       0.44%            (0.16)%        (0.31)%        (0.61)%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                  51%            54%               36%            28%           103%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $211,097,256.

AIM Charter Fund

                                                                                           CLASS R
                                                             --------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                                                                                     (DATE SALES
                                                                          YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                             ------------------------------------------------        OCTOBER 31,
                                                              2006         2005            2004         2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.77       $12.10          $11.08       $ 9.56          $ 10.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.09(a)      0.12(a)(b)      0.04(a)      0.02(a)         (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                2.10         0.63            1.00         1.50            (1.38)
=================================================================================================================================
    Total from investment operations                           2.19         0.75            1.04         1.52            (1.38)
=================================================================================================================================
Less dividends from net investment income                     (0.09)       (0.08)          (0.02)          --               --
=================================================================================================================================
Net asset value, end of period                               $14.87       $12.77          $12.10       $11.08          $  9.56
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               17.21%        6.22%           9.35%       15.90%          (12.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $5,153       $2,637          $2,534       $1,714          $    16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.51%(d)     1.45%           1.46%        1.50%            1.42%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.52%(d)     1.47%           1.47%        1.50%            1.42%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets    0.68%(d)     0.94%           0.34%        0.19%           (0.11)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                       51%          54%             36%          28%             103%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.07 and 0.58%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $4,004,149.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2006          2005             2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.22       $ 12.53          $11.45       $ 9.80       $ 10.67
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.20(a)       0.22(a)(b)      0.13(a)      0.09(a)       0.06(c)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.16          0.65            1.03         1.56         (0.93)
===============================================================================================================================
    Total from investment operations                              2.36          0.87            1.16         1.65         (0.87)
===============================================================================================================================
Less dividends from net investment income                        (0.20)        (0.18)          (0.08)          --            --
===============================================================================================================================
Net asset value, end of period                                $  15.38       $ 13.22          $12.53       $11.45       $  9.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                                  18.03%         6.98%          10.21%       16.84%        (8.15)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $123,476       $54,728          $3,285       $2,061       $ 1,457
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.79%(e)      0.71%           0.74%        0.79%         0.79%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.80%(e)      0.73%           0.75%        0.79%         0.83%
===============================================================================================================================
Ratio of net investment income to average net assets              1.40%(e)      1.68%           1.06%        0.90%         0.52%(c)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             51%           54%             36%          28%          103%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 1.32%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(e)  Ratios are based on average daily net assets of $94,498,037.

AIM Charter Fund

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM Charter Fund
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Charter Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Charter Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Charter Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Charter Fund

TAX DISCLOSURES

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 100% is eligible for the dividends received deduction for corporations.

  For its tax year ended October 31, 2006, the Fund designates 100%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006, are 29.28%, 25.22%, 35.91% and 31.42%, respectively.

AIM Charter Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Charter Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                         [eDelivery
                        GO PAPERLESS
                AIMinvestments.com/edelivery
                          Graphic]

REGISTER FOR eDELIVERY                                                  If used after January 20, 2007, this report must be
                                                                        accompanied by a Fund Performance & Commentary or by an AIM
eDelivery is the process of receiving your fund and account             Quarterly Performance Review for the most recent
information via e-mail. Once your quarterly statements, tax             quarter-end.
forms, fund reports, and prospectuses are available, we will
send you an e-mail notification containing links to these               Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                     A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
WHY SIGN UP?                                                            Services, Inc. is the transfer agent for the products and
                                                                        services represented by AIM Investments. AIM is a subsidiary
Register for eDelivery to:                                              of AMVESCAP PLC, one of the world's largest independent
                                                                        financial services companies with $450 billion in assets
o reduce the amount of paper you receive.                               under management as of October 31, 2006.

o gain access to your documents faster by not waiting for
  the mail.                                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
                                                                        EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
o view your documents online anytime at your convenience.               FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
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o save the documents to your personal computer or print them
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                          [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management                   --Registered Trademark--
                                  Plans     Accounts
------------------------------------------------------------------------------

DOMESTIC EQUITY                                           AIM Constellation Fund

                                Annual Report to Shareholders o October 31, 2006
Large-Cap Growth

Table of Contents

Supplemental Information ..................    2
Letters to Shareholders ...................    3
Performance Summary .......................    5
Management Discussion .....................    5
Fund Expenses .............................    7
Long-term Fund Performance ................    8
Approval of Advisory Agreement ............   10
Schedule of Investments ...................  F-1
Financial Statements ......................  F-4
Notes to Financial Statements .............  F-7
Financial Highlights ...................... F-14
Auditor's Report .......................... F-20     [COVER GLOBE IMAGE]
Tax Disclosures ........................... F-21
Trustees and Officers ..................... F-22



[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]         [GRAPHIC]

[DOMESTIC      [INTERNATIONAL/     [SECTOR
  EQUITY]      GLOBAL EQUITY]       EQUITY]



 [GRAPHIC]       [GRAPHIC]        [GRAPHIC]

  [FIXED        [ALLOCATION     [DIVERSIFIED
  INCOME]        SOLUTIONS]      PORTFOLIOS]




     [AIM INVESTMENTS LOGO APPEARS HERE]
           --Registered Trademark--

AIM Constellation Fund

AIM CONSTELLATION FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.


o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged RUSSELL 1000--Registered      o Industry classifications used in this
                                             Trademark-- GROWTH INDEX is a subset of       report are generally according to the
o Class B shares are not available as an     the unmanaged RUSSELL 1000--Registered        Global Industry Classification Standard,
investment for retirement plans              Trademark-- INDEX, which represents the       which was developed by and is the
maintained pursuant to Section 401 of        performance of the stocks of large-           exclusive property and a service mark of
the Internal Revenue Code, including         capitalization companies; the Growth          Morgan Stanley Capital International
401(k) plans, money purchase pension         subset measures the performance of            Inc. and Standard & Poor's.
plans and profit sharing plans. Plans        Russell 1000 companies with higher
that had existing accounts invested in       price/book ratios and higher forecasted       The Fund provides a complete list of its
Class B shares prior to September 30,        growth values.                                holdings four times in each fiscal year,
2003, will continue to be allowed to                                                       at the quarter-ends. For the second and
make additional purchases.                   o The unmanaged STANDARD & POOR'S             fourth quarters, the lists appear in the
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P        Fund's semiannual and annual reports to
o Class R shares are available only to       500--Registered Trademark-- Index) is an      shareholders. For the first and third
certain retirement plans. Please see the     index of common stocks frequently used        quarters, the Fund files the lists with
prospectus for more information.             as a general measure of U.S. stock            the Securities and Exchange Commission
                                             market performance.                           (SEC) on Form N-Q. The most recent list
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   of portfolio holdings is available at
                                             o The Fund is not managed to track the        AIMinvestments.com. From our home page,
o Foreign securities have additional         performance of any particular index,          click on Products & Performance, then
risks, including exchange rate changes,      including the indexes defined here, and       Mutual Funds, then Fund Overview. Select
political and economic upheaval, the         consequently, the performance of the          your Fund from the drop-down menu and
relative lack of information about these     Fund may deviate significantly from the       click on Complete Quarterly Holdings.
companies, relatively low market             performance of the index.                     Shareholders can also look up the Fund's
liquidity and the potential lack of                                                        Forms N-Q on the SEC Web site at
strict financial and accounting controls     o A direct investment cannot be made in       sec.gov. Copies of the Fund's Forms N-Q
and standards.                               an index. Unless otherwise indicated,         may be reviewed and copied at the SEC
                                             index results include reinvested              Public Reference Room in Washington,
o Investing in a fund that invests in        dividends, and they do not reflect sales      D.C. You can obtain information on the
smaller companies involves risks not         charges. Performance of an index of           operation of the Public Reference Room,
associated with investing in more            funds reflects fund expenses;                 including information about duplicating
established companies, such as business      performance of a market index does not.       fee charges, by calling 202-942-8090 or
risk, stock price fluctuations and                                                         800-732-0330, or by electronic request
illiquidity.                                 OTHER INFORMATION                             at the following e-mail address:
                                                                                           publicinfo@sec.gov. The SEC file numbers
o Prices of equity securities change in      o The returns shown in the management's       for the Fund are 811-01424 and
response to many factors including the       discussion of Fund performance are based      002-25469.
historical and prospective earnings of       on net asset values calculated for
the issuer, the value of its assets,         shareholder transactions. Generally           A description of the policies and
general economic conditions, interest        accepted accounting principles require        procedures that the Fund uses to
rates, investor perceptions and market       adjustments to be made to the net assets      determine how to vote proxies relating
liquidity.                                   of the Fund at period end for financial       to portfolio securities is available
                                             reporting purposes, and as such, the net      without charge, upon request, from our
ABOUT INDEXES USED IN THIS REPORT            asset values for shareholder                  Client Services department at
                                             transactions and the returns based on         800-959-4246 or on the AIM Web site,
o The unmanaged LIPPER MULTI-CAP GROWTH      those net asset values may differ from        AIMinvestments.com. On the home page,
FUNDS INDEX represents an average of the     the net asset values and returns              scroll down and click on AIM Funds Proxy
performance of the 30 largest multi-         reported in the Financial Highlights.         Policy. The information is also
capitalization growth funds tracked by                                                     available on the SEC Web site, sec.gov.
Lipper Inc., an independent mutual fund
performance monitor.                                                                       Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           ========================================
================================================================================           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                    CSTGX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                    CSTBX
================================================================================           Class C Shares                    CSTCX
                                                                                           Class R Shares                    CSTRX
                                                                                           ========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM Constellation Fund


                     Dear Shareholders of The AIM Family of Funds
                     --Registered Trademark-- :

                     We're pleased to provide you with this report, which
     [TAYLOR         includes a discussion of how your Fund was managed during
      PHOTO]         the review period ended October 31, 2006, and what factors affected its performance.

                        As we approach the end of 2006, it seems likely that
                     many investors may see the value of their investments
  Philip Taylor      increase this year. Global equity markets, collectively,
                     recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                        While stock and bond markets generally enjoyed positive
                     year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                        Short-term market fluctuations are a fact of life for
                     all investors. At AIM Investments--Registered Trademark--:, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                     that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                     which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     OUR COMMITMENT TO YOU

                     In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                     is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                     Sincerely,

                     /S/ PHILIP TAYLOR

                     Philip Taylor
                     President - AIM Funds
                     CEO, AIM Investments

                     December 14, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Constellation Fund


                     Dear Fellow AIM Fund Shareholders:

                     At our meeting at the end of June, your Board completed
    [CROCKETT        its comprehensive review* of each fund's advisory agreement
      PHOTO]         with A I M Advisors, Inc. (AIM) to make certain your
                     interests are being served in terms of fees, performance and operations.

                        Looking ahead, your Board finds many reasons to be
                     positive about AIM's management and strategic direction.
 Bruce L. Crockett   Most importantly, AIM's investment management discipline
                     has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                     to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                     structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                     and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     December 14, 2006


                     *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Constellation Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                           with management teams that profitably
                                                                                           reinvest shareholder cash flow.

=====================================================================================      o Valuation--focus on companies that are
PERFORMANCE SUMMARY                                                                        attractively valued given their growth
                                                                                           potential.
For the fiscal year ended October 31, 2006, Class A shares of AIM Constellation
Fund, excluding applicable sales charges, produced positive returns--but                   o Risk assessment--avoid "high risk"
underperformed the S&P 500 Index and the Russell 1000 Growth Index.                        companies as defined below.

    The Fund underperformed its broad market index and its style-specific                     Stocks that are ranked highest by our
index largely due to weak stock selection in the health care and information               quantitative model are the focus of our
technology sectors. In each of these sectors, the Fund's holdings generally                fundamental research. Our fundamental
underperformed those of the indexes. Overweight positions in these two sectors             analysis seeks to determine the
also detracted from the Fund's performance relative to the S&P 500 Index.                  company's drivers of earnings.

    Your Fund's long-term performance appears on pages 8 and 9.                            Our team meets with company management
                                                                                           to evaluate proprietary products and the
FUND VS. INDEXES                                                                           quality of management. We also analyze
                                                                                           trends and the competitive landscape. We
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales            believe stocks that pass our
charges were included, returns would be lower.                                             quantitative and fundamental screens are
                                                                                           more likely to outperform.
Class A Shares                                                     8.17%
Class B Shares                                                     7.36                       We construct the portfolio using a
Class C Shares                                                     7.37                    bottom-up strategy, focusing on stocks
Class R Shares                                                     7.90                    rather than industries or sectors. While
S&P 500 Index (Broad Market Index)                                16.33                    there are no formal sector guidelines or
Russell 1000 Growth Index (Style-Specific Index)                  10.84                    constraints, internal controls and
Lipper Multi-Cap Growth Funds Index (Peer Group Index)            12.11                    proprietary software help us monitor
                                                                                           risk levels and sector concentration.
SOURCE: LIPPER INC.
=====================================================================================         Our sell process is designed to avoid
                                                                                           "high risk" situations we believe lead
HOW WE INVEST                                   Our quantitative model ranks               to underperformance. Examples of "high
                                             companies based on factors we have found      risk" situations include:
We believe a growth investment strategy      to be highly correlated with
is an essential component of a               outperformance in the growth universe,        o Deteriorating business prospects.
diversified portfolio.                       including:
                                                                                           o Extended valuation.
   Our investment process combines           o Earnings--focus on companies
quantitative and fundamental analysis to     exhibiting strong growth in earnings,         o Slowing earnings growth.
uncover companies exhibiting long-term,      revenue and cash flows.
sustainable earnings and cash flow                                                         o Weakened balance sheet.
growth that is not yet reflected in          o Quality--focus on companies with
investor expectations or equity              sustainable earnings growth; focus on         MARKET CONDITIONS AND YOUR FUND
valuations.                                  companies
                                                                                           Domestic equities posted solid returns
                                                                                           during the fiscal year, leaving several
                                                                                           major market indexes near multi-year
                                                                                           highs. Positive



                                                                                                                        (continued)

========================================     ========================================      =========================================
  PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

                                             1. Pharmaceuticals                 8.8%        1. Cisco Systems, Inc.              2.6%
By sector                                    2. Communications Equipment        6.2         2. Apple Computer, Inc.             2.3
                                             3. Investment Banking &            6.0         3. Amdocs Ltd.                      2.3
              [PIE CHART]                       Brokerage                                   4. Goldman Sachs Group, Inc. (The)  2.1
Information Technology             26.1%     4. Aerospace & Defense             4.7         5. JPMorgan Chase & Co.             2.0
Health Care                        17.8%     5. Application Software            4.5         6. Roche Holding A.G. (Switzerland) 1.9
Consumer Discretionary             15.0%                                                    7. Microsoft Corp.                  1.9
Industrials                        13.5%                                                    8. Merrill Lynch & Co., Inc.        1.7
Financials                         13.1%     Total Net Assets         $7.78 billion         9. Hewlett-Packard Co.              1.6
Energy                              5.8%                                                   10. United Technologies Corp.        1.6
Consumer Staples                    3.2%     Total Number of Holdings*          100
Materials                           3.2%
Telecommunication Services          2.1%     The Fund's holdings are subject to change, and there is no assurance that the
Money Market Funds Plus                      Fund will continue to hold any particular security.
Other Assets Less Liabilities       0.2%
                                             *Excluding money market fund holdings.
========================================     ========================================      =========================================

AIM Constellation Fund

economic growth, favorable corporate         This outperformance was driven largely        THE VIEWS AND OPINIONS EXPRESSED IN
earnings and continued benign inflation      by an overweight position in metals and       MANAGEMENT'S DISCUSSION OF FUND
supported equities despite historically      mining stocks and solid stock selection       PERFORMANCE ARE THOSE OF A I M ADVISORS,
high energy prices and the U.S. Federal      in the chemicals industry. Many metals        INC. THESE VIEWS AND OPINIONS ARE
Reserve Board's (the Fed)                    and mining stocks, including copper           SUBJECT TO CHANGE AT ANY TIME BASED ON
interest-rate-tightening campaign. Also      producer PHELPS DODGE, performed well         FACTORS SUCH AS MARKET AND ECONOMIC
helping stocks, the price of crude oil       due to rising commodity prices. Other         CONDITIONS. THESE VIEWS AND OPINIONS MAY
declined markedly, and prices of other       holdings that performed well were             NOT BE RELIED UPON AS INVESTMENT ADVICE
commodities fell as well, fostering          MONSANTO and UNITED STATES STEEL. We          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
optimism that a hard landing for the         sold these holdings before the close of       PARTICULAR SECURITY. THE INFORMATION IS
U.S. economy could be avoided.               the fiscal year.                              NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                                                                           OF ANY MARKET, COUNTRY, INDUSTRY,
   The Fund benefited from positive             The industrials sector benefited from      SECURITY OR THE FUND. STATEMENTS OF FACT
absolute performance in eight of 10          a broad-based rally during the first          ARE FROM SOURCES CONSIDERED RELIABLE,
market sectors, with the highest             part of 2006. The Fund outperformed the       BUT A I M ADVISORS, INC. MAKES NO
positive impact on performance coming        Russell 1000 Growth Index in this sector      REPRESENTATION OR WARRANTY AS TO THEIR
from holdings in the industrials,            due mostly to strong stock selection in       COMPLETENESS OR ACCURACY. ALTHOUGH
financials and consumer discretionary        several industries that benefited from        HISTORICAL PERFORMANCE IS NO GUARANTEE
sectors. Overall, the Fund                   strong global economic expansion. Many        OF FUTURE RESULTS, THESE INSIGHTS MAY
underperformed the Russell 1000 Growth       of the better-performing stocks in the        HELP YOU UNDERSTAND OUR INVESTMENT
Index. This underperformance was largely     sector were from the electrical               MANAGEMENT PHILOSOPHY.
driven by stock selection in two             equipment industry, including Fund
sectors--health care and information         holdings ROCKWELL AUTOMATION and EMERSON         See important Fund and index
Technology (IT).                             ELECTRIC. We sold our holding in              disclosures on the inside front cover.
                                             Rockwell Automation before the close of
   In the health care sector, much of        the fiscal year.
the Fund's underperformance was due to
weak performance by several health care         Despite facing a number of headwinds                     Lanny H. Sachnowitz
provider and services holdings,              during the fiscal year such as rising         [SACHNOWITZ   Senior portfolio manager,
including insurers AETNA and CIGNA. We       interest rates, record-high gasoline             PHOTO]     lead manager of AIM
sold both stocks following disappointing     prices and fears of a housing bubble,                       Constellation Fund. He
earnings results and a reduced               consumer spending remained relatively                       joined AIM in 1987. Mr.
confidence in their management teams.        strong. The Fund benefited from strong         Sachnowitz earned a B.S. in finance from
Additionally, eyecare company ALCON was      performance from a variety of consumer         the University of Southern California
a significant detractor to Fund              discretionary stocks, including                and an M.B.A. from the University of
performance. This holding was also sold      multi-line retailers J.C. PENNEY and           Houston.
before the close of the fiscal year.         FEDERATED DEPARTMENT STORES and
                                             specialty retailers OFFICE DEPOT and
   Despite posting positive returns in       BEST BUY.                                                   Kirk L. Anderson
the IT sector, the Fund underperformed                                                       [ANDERSON   Portfolio manager, manager
the Russell 1000 Growth Index in this           In the financials sector, Fund                 PHOTO]    of AIM Constellation Fund.
sector. Underperformance was driven          holdings that contributed to performance                    He joined AIM in 1994.
largely by weakness in three software        included GOLDMAN SACHS, MERRILL LYNCH                       Mr. Anderson earned a B.A.
holdings: RED HAT, CITRIX SYSTEMS and        and MORGAN STANLEY. Favorable capital                       in political science from
MCAFEE. We sold Red Hat and McAfee           markets and solid merger and acquisition      Texas A&M University and an M.S. in
before the close of the reporting period     activity continued to drive these stocks      finance from the University of Houston.
due to deteriorating fundamentals, but       during the fiscal year.
we continued to own Citrix Systems. Some
of this weak performance by software            Our investment process led us to
stocks was offset by positive                reduce our exposure to the energy,
performance by semiconductor                 materials and health care sectors due to
manufacturer FREESCALE, one of the key       less upside to earnings estimates.
contributors to overall Fund                 Proceeds from these sales were invested
performance. Freescale's stock price         primarily in a number of attractive                         James G. Birdsall
appreciated dramatically following the       opportunities in the consumer                   [BIRDSALL   Portfolio manager, manager
announcement that a consortium of            discretionary, financials and                     PHOTO]    of AIM Constellation Fund.
private equity firms was acquiring the       telecommunication services sectors.                         He has been associated
company. We subsequently sold the stock                                                                  with AIM Investments since
to lock in our gains.                        IN CLOSING                                                  1995. Mr. Birdsall earned
                                                                                           his B.B.A. with a concentration in
   Some of this underperformance in the      We thank you for your commitment to AIM       finance from Stephen F. Austin State
IT sector was offset by outperformance       Constellation Fund.                           University before earning his M.B.A.
in other sectors, including materials,                                                     with a concentration in finance and
industrials, consumer discretionary and      FOR A PRESENTATION OF YOUR FUND'S LONG-TERM   international business from the
financials. The Fund outperformed the        PERFORMANCE, PLEASE SEE PAGES 8 AND 9.        University of St. Thomas.
Russell 1000 Growth Index by the widest
margin in the materials sector.

                                                                                                         Robert J. Lloyd
                                                                                             [LLOYD      Chartered Financial
                                                                                              PHOTO]     Analyst, portfolio manager,
                                                                                                         manager of AIM
                                                                                                         Constellation Fund. He
                                                                                                         joined AIM in 2000. Mr.
                                                                                           Lloyd earned a B.B.A. from the University
                                                                                           of Notre Dame and an M.B.A. from the
                                                                                           University of Chicago.

                                                                                           Assisted by the Large/Multi-Cap Growth
                                                                                           Team




AIM Constellation Fund

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,            THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid        EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your           ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an      EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =      MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments or              8.6), then multiply the result by the         ONGOING COSTS OF INVESTING IN THE FUND
contingent deferred sales charges on         number in the table under the heading         AND OTHER FUNDS. TO DO SO, COMPARE THIS
redemptions, and redemption fees, if         entitled "Actual Expenses Paid During         5% HYPOTHETICAL EXAMPLE WITH THE 5%
any; and (2) ongoing costs, including        Period" to estimate the expenses you          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
management fees; distribution and/or         paid on your account during this period.      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
help you understand your ongoing costs       COMPARISON PURPOSES                           in the table are meant to highlight your
(in dollars) of investing in the Fund                                                      ongoing costs only and do not reflect
and to compare these costs with ongoing      The table below also provides                 any transaction costs, such as sales
costs of investing in other mutual           information about hypothetical account        charges (loads) on purchase payments,
funds. The example is based on an            values and hypothetical expenses based        contingent deferred sales charges on
investment of $1,000 invested at the         on the Fund's actual expense ratio and        redemptions, and redemption fees, if
beginning of the period and held for the     an assumed rate of return of 5% per year      any. Therefore, the hypothetical
entire period May 1, 2006, through           before expenses, which is not the Fund's      information is useful in comparing
October 31, 2006.                            actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended October 31, 2006, appear in the         if these transaction costs were
The table below provides information         table "Cumulative Total Returns" on           included, your costs would have been
about actual account values and actual       page 9.                                       higher.
expenses. You may use the information in
this table,


====================================================================================================================================

                                                       ACTUAL                            HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING                EXPENSES         ENDING            EXPENSES         ANNUALIZED
     SHARE           ACCOUNT VALUE      ACCOUNT VALUE           PAID DURING    ACCOUNT VALUE      PAID DURING          EXPENSE
     CLASS             (5/1/06)         (10/31/06)(1)            PERIOD(2)      (10/31/06)          PERIOD(2)           RATIO
       A              $1,000.00            $971.50                $5.96         $1,019.16            $6.11              1.20%
       B               1,000.00             968.00                 9.67          1,015.38             9.91              1.95
       C               1,000.00             968.00                 9.67          1,015.38             9.91              1.95
       R               1,000.00             970.20                 7.20          1,017.90             7.38              1.45

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Constellation Fund


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 4/30/76

================================================================================

                                [MOUNTAIN CHART]

  DATE         AIM CONSTELLATION FUND         S&P 500          LIPPER MULTI-CAP
                   -CLASS A SHARES             INDEX          GROWTH FUNDS INDEX
4/30/76                 $9450                $ 10000               $ 10000
   5/76                  9171                   9889                  9865
   6/76                  9512                  10327                 10369
   7/76                  9327                  10278                 10147
   8/76                  9265                  10258                  9966
   9/76                  9514                  10524                 10117
  10/76                  9111                  10327                  9768
  11/76                  9173                  10285                  9956
  12/76                  9886                  10863                 10498
   1/77                  9080                  10349                 10151
   2/77                  8668                  10160                  9836
   3/77                  8637                  10054                  9809
   4/77                  8826                  10096                  9915
   5/77                  8731                   9898                  9841
   6/77                  9456                  10387                 10475
   7/77                  9204                  10227                 10312
   8/77                  9046                  10082                 10189
   9/77                  9046                  10097                 10325
  10/77                  8573                   9704                  9921
  11/77                  9299                  10012                 10605
  12/77                  9551                  10086                 10808
   1/78                  8605                   9507                 10154
   2/78                  6966                   9314                 10132
   3/78                  9550                   9588                 10578
   4/78                 10968                  10453                 11508
   5/78                 12134                  10549                 12022
   6/78                 11724                  10404                 12079
   7/78                 13426                  11011                 13045
   8/78                 14404                  11342                 13722
   9/78                 13648                  11306                 13403
  10/78                 10338                  10320                 11365
  11/78                 11095                  10542                 11986
  12/78                 11567                  10749                 12427
   1/79                 12293                  11225                 12942
   2/79                 11505                  10863                 12407
   3/79                 12891                  11512                 13356
   4/79                 13269                  11584                 13565
   5/79                 13143                  11333                 13303
   6/79                 14277                  11825                 14122
   7/79                 14812                  11983                 14561
   8/79                 16987                  12675                 15751
   9/79                 17333                  12730                 15817
  10/79                 15631                  11914                 14727
  11/79                 18184                  12480                 16101
  12/79                 20420                  12747                 16916
   1/80                 22846                  13540                 18161
   2/80                 23982                  13539                 17989
   3/80                 18876                  12223                 15702
   4/80                 20294                  12788                 16376
   5/80                 21398                  13446                 17311
   6/80                 22846                  13871                 18026
   7/80                 25997                  14837                 20018
   8/80                 27918                  14987                 20715
   9/80                 29587                  15427                 21649
  10/80                 31383                  15739                 22272
  11/80                 36740                  17415                 24865
  12/80                 35638                  16891                 24104
   1/81                 32613                  16183                 22701
   2/81                 32808                  16463                 23030
   3/81                 35193                  17121                 24306
   4/81                 35024                  16789                 24384
   5/81                 37784                  16831                 25386
   6/81                 33934                  16727                 24231
   7/81                 33968                  16762                 23960
   8/81                 29573                  15793                 22486
   9/81                 26021                  15016                 21391
  10/81                 30655                  15827                 23308
  11/81                 30551                  16479                 23907
  12/81                 29427                  16057                 23285
   1/82                 27811                  15849                 22754
   2/82                 25183                  14963                 21901
   3/82                 23189                  14885                 21662
   4/82                 25262                  15559                 22823
   5/82                 23501                  15029                 22022
   6/82                 21898                  14803                 21908
   7/82                 21116                  14541                 21743
   8/82                 23150                  16306                 23674
   9/82                 24011                  16509                 24233
  10/82                 29017                  18409                 27289
  11/82                 33828                  19152                 29242
  12/82                 33751                  19522                 29494
   1/83                 36488                  20248                 30334
   2/83                 38874                  20712                 32200
   3/83                 40320                  21476                 32789
   4/83                 45013                  23169                 34826
   5/83                 48335                  22967                 35856
   6/83                 52560                  23860                 37577
   7/83                 47945                  23157                 35917
   8/83                 45519                  23504                 35223
   9/83                 47121                  23828                 36093
  10/83                 40590                  23552                 34365
  11/83                 44382                  24049                 35492
  12/83                 42034                  23924                 35115
   1/84                 38360                  23790                 33356
   2/84                 34896                  22952                 31538
   3/84                 34896                  23349                 31939
   4/84                 34687                  23571                 31865
   5/84                 32123                  22265                 30307
   6/84                 34224                  22749                 31247
   7/84                 32712                  22466                 30453
   8/84                 38344                  24947                 33982
   9/84                 36328                  24952                 33204
  10/84                 35906                  25049                 33151
  11/84                 33676                  24768                 32359
  12/84                 35653                  25420                 33275
   1/85                 40951                  27400                 36552
   2/85                 42127                  27737                 37068
   3/85                 39814                  27754                 36541
   4/85                 38257                  27729                 36033
   5/85                 41199                  29332                 38033
   6/85                 42208                  29792                 38931
   7/85                 42124                  29750                 38915
   8/85                 40949                  29462                 38351
   9/85                 37923                  28572                 36621
  10/85                 39690                  29892                 38101
  11/85                 43139                  31943                 40726
  12/85                 45831                  33489                 42392
   1/86                 48351                  33676                 43337
   2/86                 53017                  36192                 47086
   3/86                 55790                  38211                 49666
   4/86                 57302                  37783                 49338
   5/86                 62471                  39793                 52135
   6/86                 63145                  40466                 52949
   7/86                 56837                  38204                 49025
   8/86                 59781                  41035                 51530
   9/86                 53349                  37641                 47052
  10/86                 58182                  39813                 49692
  11/86                 59497                  40781                 50343
  12/86                 58884                  39741                 49281
   1/87                 70738                  45094                 55387
   2/87                 78724                  46875                 59402
   3/87                 80165                  48230                 59955
   4/87                 79355                  47800                 58935
   5/87                 79411                  48211                 59478
   6/87                 80618                  50646                 61631
   7/87                 83673                  53214                 64700
   8/87                 88225                  55199                 66822
   9/87                 82870                  53990                 65633
  10/87                 56766                  42366                 50176
  11/87                 51521                  38875                 46659
  12/87                 60557                  41833                 51553
   1/88                 59413                  43590                 52182
   2/88                 65039                  45613                 55548
   3/88                 65423                  44208                 54926
   4/88                 67713                  44699                 55321
   5/88                 66284                  45079                 54619
   6/88                 74390                  47148                 57994
   7/88                 71623                  46969                 56713
   8/88                 67426                  45376                 54620
   9/88                 70480                  47309                 57029
  10/88                 70001                  48625                 57051
  11/88                 67901                  47929                 55785
  12/88                 70447                  48763                 57810
   1/89                 75773                  52333                 61862
   2/89                 74970                  51030                 60953
   3/89                 76979                  52219                 62739
   4/89                 82807                  54929                 66685
   5/89                 87328                  57142                 70573
   6/89                 83512                  56822                 69331
   7/89                 92322                  61948                 74725
   8/89                 98683                  63156                 77348
   9/89                100301                  62897                 78222
  10/89                 94855                  61438                 75093
  11/89                 96970                  62685                 76174
  12/89                 97242                  64189                 76707
   1/90                 88792                  59882                 69934
   2/90                 93737                  60655                 71270
   3/90                100130                  62262                 73971
   4/90                 98318                  60712                 72063
   5/90                112072                  66619                 79752
   6/90                111714                  66173                 80047
   7/90                105435                  65961                 78206
   8/90                 90843                  60005                 70440
   9/90                 82395                  57088                 66242
  10/90                 79503                  56849                 64784
  11/90                 90244                  60515                 69675
  12/90                 93258                  62198                 72170
   1/91                103516                  64897                 78052
   2/91                111114                  69531                 83648
   3/91                119081                  71213                 86643
   4/91                117628                  71384                 86088
   5/91                126192                  74454                 90238
   6/91                117989                  71044                 84886
   7/91                128124                  74354                 90396
   8/91                135120                  76109                 93641
   9/91                136931                  74838                 93304
  10/91                141394                  75841                 95524
  11/91                137054                  72792                 92085
  12/91                158927                  81105                103918
   1/92                162233                  79596                103898
   2/92                164813                  80623                105487
   3/92                158929                  79059                101194
   4/92                150601                  81376                 99605
   5/92                151700                  81774                100452
   6/92                144100                  80556                 97127
   7/92                152804                  83843                100701
   8/92                147410                  82132                 98375
   9/92                152923                  83101                100303
  10/92                162358                  83384                103342
  11/92                175720                  86219                109429
  12/92                182819                  87279                112099
   1/93                188085                  88013                113848
   2/93                176687                  89210                110820
   3/93                184408                  91092                114565
   4/93                177788                  88887                110659
   5/93                191140                  91261                116678
   6/93                194198                  91525                117799
   7/93                192605                  91159                117834
   8/93                201542                  94614                123761
   9/93                208516                  93886                126385
  10/93                208766                  95829                127863
  11/93                204966                  94919                124002
  12/93                214395                  96067                128181
   1/94                225672                  99334                132436
   2/94                226281                  96642                130304
   3/94                211098                  92438                123307
   4/94                212449                  93621                123418
   5/94                209262                  95147                123035
   6/94                197125                  92816                117929
   7/94                201895                  95860                121314
   8/94                216714                  99781                128035
   9/94                217213                  97346                126063
  10/94                224316                  99527                128534
  11/94                213773                  95904                123521
  12/94                217172                  97323                124571
   1/95                213002                  99844                124533
   2/95                224760                 103728                129565
   3/95                235121                 106788                133788
   4/95                240553                 109928                136518
   5/95                247889                 114314                140081
   6/95                268365                 116966                148612
   7/95                294638                 120837                158108
   8/95                296671                 121139                159420
   9/95                307292                 126251                163804
  10/95                299333                 125797                161724
  11/95                302985                 131307                167109
  12/95                294198                 133841                166591
   1/96                296552                 138392                169124
   2/96                311320                 139679                174096
   3/96                310947                 141020                175123
   4/96                329883                 143093                182898
   5/96                340341                 146770                187928
   6/96                327272                 147328                183888
   7/96                297981                 140816                170556
   8/96                316009                 143787                178026
   9/96                339140                 151868                189580
  10/96                333002                 156060                189144
  11/96                349585                 167842                199925
  12/96                342034                 164519                196307
   1/97                357050                 174785                205729
   2/97                341340                 176166                200051
   3/97                319664                 168943                189729
   4/97                324939                 179012                195743
   5/97                357693                 189949                212342
   6/97                369461                 198402                220305
   7/97                408993                 214175                240595
   8/97                403022                 202181                234003
   9/97                422770                 213241                248815
  10/97                395670                 206118                237817
  11/97                391081                 215662                239316
  12/97                386114                 219371                241350
   1/98                378816                 221784                242412
   2/98                415410                 237775                262580
   3/98                429617                 249949                275394
   4/98                439885                 252498                278589
   5/98                418814                 248155                268002
   6/98                435944                 258230                281778
   7/98                419858                 255493                274902
   8/98                338909                 218574                224018
   9/98                367886                 232585                240170
  10/98                386648                 251471                253667
  11/98                410117                 266710                271322
  12/98                459126                 282073                301222
   1/99                466794                 293863                319747
   2/99                433418                 284724                303089
   3/99                453139                 296113                320334
   4/99                468500                 307573                328118
   5/99                466392                 300314                321786
   6/99                499179                 316921                344279
   7/99                484154                 307065                336532
   8/99                481588                 305530                333167
   9/99                485344                 297158                331268
  10/99                521308                 315968                354622
  11/99                567183                 322382                383063
  12/99                662924                 341338                440905
   1/00                651124                 324203                436452
   2/00                737528                 318076                506241
   3/00                757810                 349184                504267
   4/00                697109                 338673                462009
   5/00                657026                 331730                430870
   6/00                721348                 339891                473612
   7/00                714640                 334589                458741
   8/00                809044                 355367                508422
   9/00                762928                 336603                477510
  10/00                711888                 335190                449767
  11/00                576060                 308777                376095
  12/00                594206                 310290                387792
   1/01                621718                 321305                395664
   2/01                525600                 292034                337739
   3/01                467469                 273548                301533
   4/01                514730                 294776                338350
   5/01                509171                 296751                336523
   6/01                499955                 289540                330533
   7/01                480457                 286702                312684
   8/01                438945                 268783                285700
   9/01                383287                 247092                243245
  10/01                405058                 251812                260661
  11/01                446333                 271126                285763
  12/01                453921                 273512                290220
   1/02                445705                 269518                282007
   2/02                426406                 264317                264495
   3/02                452288                 274255                280258
   4/02                426011                 257635                263247
   5/02                417789                 255754                255613
   6/02                388418                 237545                231789
   7/02                352878                 219040                210024
   8/02                351643                 220464                208428
   9/02                324320                 196521                192254
  10/02                353087                 213796                206942
  11/02                367458                 226367                219897
  12/02                341589                 213079                203669
   1/03                332332                 207518                200308
   2/03                330903                 204405                198946
   3/03                335204                 206388                202109
   4/03                357596                 223373                216883
   5/03                375476                 235123                232824
   6/03                380207                 238132                235525
   7/03                393970                 242324                242826
   8/03                409178                 247049                252539
   9/03                395429                 244430                247665
  10/03                423347                 258240                265200
  11/03                432576                 260513                270053
  12/03                441833                 274164                275751
   1/04                450051                 279208                282618
   2/04                453561                 283089                286348
   3/04                445760                 278815                285489
   4/04                431585                 274437                275925
   5/04                440001                 278197                282437
   6/04                450253                 283594                288481
   7/04                422112                 274207                268115
   8/04                414725                 275304                264334
   9/04                426420                 278277                274537
  10/04                436910                 282535                280440
  11/04                456833                 293949                295528
  12/04                469168                 303944                306787
   1/05                455796                 296527                295712
   2/05                464639                 302755                299054
   3/05                453162                 297396                292744
   4/05                436305                 291745                282000
   5/05                456636                 301023                299343
   6/05                457458                 301444                300959
   7/05                481292                 312658                318746
   8/05                480859                 309813                317216
   9/05                494227                 312322                322323
  10/05                485380                 307106                316457
  11/05                505281                 318715                333388
  12/05                508767                 318843                334788
   1/06                534002                 327292                352063
   2/06                526846                 328176                346219
   3/06                539174                 332245                354078
   4/06                540415                 336697                356875
   5/06                508800                 327034                335998
   6/06                505493                 327459                335259
   7/06                488256                 329489                325067
   8/06                498753                 337331                333128
   9/06                514165                 346034                340790
  10/06                524911                 357322                354699

================================================================================
                                                             SOURCE: LIPPER INC.

Past performance cannot guarantee            taxes a shareholder would pay on Fund         with each segment representing a percent
comparable future results.                   distributions or sale of Fund shares.         change in the value of the investment.
                                             Performance of the indexes does not           In this chart, each segment represents a
    The data shown in the chart include      reflect the effects of taxes.                 doubling, or 100% change, in the value
reinvested distributions, applicable                                                       of the investment. In other words, the
sales charges, Fund expenses and                 This chart, which is a logarithmic        space between $5,000 and $10,000 is the
management fees. Index results include       chart, presents the fluctuations in the       same size as the space between $10,000
reinvested dividends, but they do not        value of the Fund and its indexes. We         and $20,000, and so on.
reflect sales charges. Performance of an     believe that a logarithmic chart is more
index of funds reflects fund expenses        effective than other types of charts in
and management fees; performance of a        illustrating changes in value during the
market index does not. Performance shown     early years shown in the chart. The
in the chart and table(s) does not           vertical axis, the one that indicates
reflect deduction of                         the dollar value of an investment, is
                                             constructed

AIM Constellation Fund


========================================     ========================================      ========================================

  AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar       6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                 -2.85%
Inception (4/30/76)            13.86%        CLASS A SHARES                                Class B Shares                 -3.20
10 Years                        4.07         Inception (4/30/76)           13.83%          Class C Shares                 -3.20
 5 Years                        4.14         10 Years                       3.66           Class R Shares                 -2.98
 1 Year                         2.20          5 Years                        4.85
                                              1 Year                        -1.69          ========================================
CLASS B SHARES
Inception (11/3/97)             2.17%        CLASS B SHARES
 5 Years                        4.23         Inception (11/3/97)             1.95%
 1 Year                         2.36          5 Years                        4.97
                                              1 Year                        -1.70
CLASS C SHARES
Inception (8/4/97)              1.93%        CLASS C SHARES
 5 Years                        4.57         Inception (8/4/97)              1.72%
 1 Year                         6.37          5 Years                        5.29
                                              1 Year                         2.26
CLASS R SHARES
10 Years                        4.48%        CLASS R SHARES
 5 Years                        5.17         10 Years                        4.07%
 1 Year                         7.90          5 Years                        5.90
                                              1 Year                         3.79

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       AIMINVESTMENTS.COM FOR THE MOST               FROM 5% BEGINNING AT THE TIME OF PURCHASE
3, 2002. RETURNS SINCE THAT DATE ARE         INCEPTION RECENT MONTH-END PERFORMANCE.       TO 0% AT THE BEGINNING OF THE SEVENTH
HISTORICAL RETURNS. ALL OTHER RETURNS        PERFORMANCE FIGURES REFLECT REINVESTED        YEAR. THE CDSC ON CLASS C SHARES IS 1%
ARE BLENDED RETURNS OF HISTORICAL CLASS      DISTRIBUTIONS, CHANGES IN NET ASSET           FOR THE FIRST YEAR AFTER PURCHASE.
R SHARE PERFORMANCE AND RESTATED CLASS A     VALUE AND THE EFFECT OF THE MAXIMUM           CLASS R SHARES DO NOT HAVE A FRONT-END
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SALES CHARGE UNLESS OTHERWISE STATED.         SALES CHARGE; RETURNS SHOWN ARE AT NET
THE INCEPTION DATE OF CLASS R SHARES) AT     INVESTMENT RETURN AND PRINCIPAL VALUE         ASSET VALUE AND DO NOT REFLECT A 0.75%
NET ASSET VALUE, ADJUSTED TO REFLECT THE     WILL FLUCTUATE SO THAT YOU MAY HAVE A         CDSC THAT MAY BE IMPOSED ON A TOTAL
HIGHER RULE 12B-1 FEES APPLICABLE TO         GAIN OR LOSS WHEN YOU SELL SHARES.            REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS R SHARES. CLASS A SHARES' INCEPTION                                                  WITHIN THE FIRST YEAR.
DATE IS APRIL 30, 1976.                          CLASS A SHARE PERFORMANCE REFLECTS
                                             THE MAXIMUM 5.50% SALES CHARGE, AND               THE PERFORMANCE OF THE FUND'S SHARE
    THE PERFORMANCE DATA QUOTED              CLASS B AND CLASS C SHARE PERFORMANCE         CLASSES WILL DIFFER PRIMARILY DUE TO
REPRESENT PAST PERFORMANCE AND CANNOT        REFLECTS THE APPLICABLE CONTINGENT            DIFFERENT SALES CHARGE STRUCTURES AND
GUARANTEE COMPARABLE FUTURE RESULTS;         DEFERRED SALES CHARGE (CDSC) FOR THE          CLASS EXPENSES.
CURRENT PERFORMANCE MAY BE LOWER OR          PERIOD INVOLVED. THE CDSC ON CLASS B
HIGHER. PLEASE VISIT                         SHARES DECLINES

AIM Constellation Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT



The Board of Trustees of AIM Equity          services to be provided by AIM under the      o Meetings with the Fund's portfolio
Funds (the "Board") oversees the             Advisory Agreement was appropriate and        managers and investment personnel. With
management of AIM Constellation Fund         that AIM currently is providing services      respect to the Fund, the Board is
(the "Fund") and, as required by law,        in accordance with the terms of the           meeting periodically with such Fund's
determines annually whether to approve       Advisory Agreement.                           portfolio managers and/or other
the continuance of the Fund's advisory                                                     investment personnel and believes that
agreement with A I M Advisors, Inc.          o The quality of services to be provided      such individuals are competent and able
("AIM"). Based upon the recommendation       by AIM. The Board reviewed the                to continue to carry out their
of the Investments Committee of the          credentials and experience of the             responsibilities under the Advisory
Board, at a meeting held on June 27,         officers and employees of AIM who will        Agreement.
2006, the Board, including all of the        provide investment advisory services to
independent trustees, approved the           the Fund. In reviewing the                    o Overall performance of AIM. The Board
continuance of the advisory agreement        qualifications of AIM to provide              considered the overall performance of
(the "Advisory Agreement") between the       investment advisory services, the Board       AIM in providing investment advisory and
Fund and AIM for another year, effective     considered such issues as AIM's               portfolio administrative services to the
July 1, 2006.                                portfolio and product review process,         Fund and concluded that such performance
                                             various back office support functions         was satisfactory.
    The Board considered the factors         provided by AIM and AIM's equity and
discussed below in evaluating the            fixed income trading operations. Based        o Fees relative to those of clients of
fairness and reasonableness of the           on the review of these and other              AIM with comparable investment
Advisory Agreement at the meeting on         factors, the Board concluded that the         strategies. The Board reviewed the
June 27, 2006 and as part of the Board's     quality of services to be provided by         effective advisory fee rate (before
ongoing oversight of the Fund. In their      AIM was appropriate and that AIM              waivers) for the Fund under the Advisory
deliberations, the Board and the             currently is providing satisfactory           Agreement. The Board noted that this
independent trustees did not identify        services in accordance with the terms of      rate was (i) the same as the effective
any particular factor that was               the Advisory Agreement.                       advisory fee rate (before waivers) for a
controlling, and each trustee attributed                                                   mutual fund advised by AIM with
different weights to the various             o The performance of the Fund relative        investment strategies comparable to
factors.                                     to comparable funds. The Board reviewed       those of the Fund; (ii) comparable to
                                             the performance of the Fund during the        the effective advisory fee rate (before
    One responsibility of the                past one, three and five calendar years       waivers) for a variable insurance fund
independent Senior Officer of the Fund       against the performance of funds advised      advised by AIM and offered to insurance
is to manage the process by which the        by other advisors with investment             company separate accounts with
Fund's proposed management fees are          strategies comparable to those of the         investment strategies comparable to
negotiated to ensure that they are           Fund. The Board noted that the Fund's         those of the Fund and below the
negotiated in a manner which is at arms'     performance was below the median              effective advisory fee rate (before
length and reasonable. To that end, the      performance of such comparable funds for      waivers) for a second variable insurance
Senior Officer must either supervise a       such periods. Based on this review and        fund advised by AIM and offered to
competitive bidding process or prepare       after taking account of all of the other      insurance company separate accounts with
an independent written evaluation. The       factors that the Board considered in          investment strategies comparable to
Senior Officer has recommended an            determining whether to continue the           those of the Fund; (iii) above the
independent written evaluation in lieu       Advisory Agreement for the Fund, the          effective sub-advisory fee rate for one
of a competitive bidding process and,        Board concluded that no changes should        offshore fund advised and sub-advised by
upon the direction of the Board, has         be made to the Fund and that it was not       AIM affiliates with investment
prepared such an independent written         necessary to change the Fund's portfolio      strategies comparable to those of the
evaluation. Such written evaluation also     management team at this time. Although        Fund, although the total advisory fees
considered certain of the factors            the independent written evaluation of         for such offshore fund were above those
discussed below. In addition, as             the Fund's Senior Officer (discussed          for the Fund; (iv) above the effective
discussed below, the Senior Officer made     below) only considered Fund performance       sub-advisory fee rates for five variable
a recommendation to the Board in             through the most recent calendar year,        insurance funds sub-advised by an AIM
connection with such written evaluation.     the Board also reviewed more recent Fund      affiliate and offered to insurance
                                             performance, which did not change their       company separate accounts with
    The discussion below serves as a         conclusions.                                  investment strategies comparable to
summary of the Senior Officer's                                                            those of the Fund, although the advisory
independent written evaluation and           o The performance of the Fund relative        fees for such variable insurance funds
recommendation to the Board in               to indices. The Board reviewed the            were above those for the Fund; and (v)
connection therewith, as well as a           performance of the Fund during the past       above the total advisory fee rate for a
discussion of the material factors and       one, three and five calendar years            separately managed account/wrap account
the conclusions with respect thereto         against the performance of the Lipper         managed by an AIM affiliate with
that formed the basis for the Board's        Multi-Cap Growth Index. The Board noted       investment strategies comparable to
approval of the Advisory Agreement.          that the Fund's performance was               those of the Fund. The Board noted that
After consideration of all of the            comparable to the performance of such         AIM has agreed to waive advisory fees of
factors below and based on its informed      Index for the one and five year periods       the Fund, as discussed below. Based on
business judgment, the Board determined      and below such Index for the three year       this review, the Board concluded that
that the Advisory Agreement is in the        period. Based on this review and after        the advisory fee rate for the Fund under
best interests of the Fund and its           taking account of all of the other            the Advisory Agreement was fair and
shareholders and that the compensation       factors that the Board considered in          reasonable.
to AIM under the Advisory Agreement is       determining whether to continue the
fair and reasonable and would have been      Advisory Agreement for the Fund, the          o Fees relative to those of comparable
obtained through arm's length                Board concluded that no changes should        funds with other advisors. The Board
negotiations.                                be made to the Fund and that it was not       reviewed the advisory fee rate for the
                                             necessary to change the Fund's portfolio      Fund under the Advisory Agreement. The
    Unless otherwise stated, information     management team at this time. Although        Board compared effective contractual
presented below is as of June 27, 2006       the independent written evaluation of         advisory fee rates at a common asset
and does not reflect any changes that        the Fund's Senior Officer (discussed          level at the end of the past calendar
may have occurred since June 27, 2006,       below) only considered Fund performance       year and noted that the Fund's rate was
including but not limited to changes to      through the most recent calendar year,        comparable to the median rate of the
the Fund's performance, advisory fees,       the Board also reviewed more recent Fund      funds advised by other advisors with
expense limitations and/or fee waivers.      performance, which did not change their       investment strategies comparable to
                                             conclusions.                                  those of the Fund that the Board
o The nature and extent of the advisory                                                    reviewed. The Board noted that AIM has
services to be provided by AIM. The                                                        agreed to waive advisory fees of the
Board reviewed the services to be                                                          Fund, as discussed below. Based on this
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of
                                                                                                                         (continued)

AIM Constellation Fund

review, the Board concluded that the         concluded that the investment of cash         o Historical relationship between the
advisory fee rate for the Fund under the     collateral received in connection with        Fund and AIM. In determining whether to
Advisory Agreement was fair and              the securities lending program in the         continue the Advisory Agreement for the
reasonable.                                  money market funds according to the           Fund, the Board also considered the
                                             procedures is in the best interests of        prior relationship between AIM and the
o Expense limitations and fee waivers.       the lending Fund and its respective           Fund, as well as the Board's knowledge
The Board noted that AIM has                 shareholders.                                 of AIM's operations, and concluded that
contractually agreed to waive advisory                                                     it was beneficial to maintain the cur-
fees of the Fund through December 31,        o Independent written evaluation and          rent relationship, in part, because of
2009 to the extent necessary so that the     recommendations of the Fund's Senior          such knowledge. The Board also reviewed
advisory fees payable by the Fund do not     Officer. The Board noted that, upon           the general nature of the non-investment
exceed a specified maximum advisory fee      their direction, the Senior Officer of        advisory services currently performed by
rate, which maximum rate includes break-     the Fund, who is independent of AIM and       AIM and its affiliates, such as
points and is based on net asset levels.     AIM's affiliates, had prepared an             administrative, transfer agency and
The Board considered the contractual         independent written evaluation in order       distribution services, and the fees
nature of this fee waiver and noted that     to assist the Board in determining the        received by AIM and its affiliates for
it remains in effect until December 31,      reasonableness of the proposed                performing such services. In addition to
2009. The Board considered the effect        management fees of the AIM Funds,             reviewing such services, the trustees
this fee waiver would have on the Fund's     including the Fund. The Board noted that      also considered the organizational
estimated expenses and concluded that        the Senior Officer's written evaluation       structure employed by AIM and its
the levels of fee waivers/expense            had been relied upon by the Board in          affiliates to provide those services.
limitations for the Fund were fair and       this regard in lieu of a competitive          Based on the review of these and other
reasonable.                                  bidding process. In determining whether       factors, the Board concluded that AIM
                                             to continue the Advisory Agreement for        and its affiliates were qualified to
o Breakpoints and economies of scale.        the Fund, the Board considered the            continue to provide non-investment
The Board reviewed the structure of the      Senior Officer's written evaluation and       advisory services to the Fund, including
Fund's advisory fee under the Advisory       the recommendation made by the Senior         administrative, transfer agency and
Agreement, noting that it includes one       Officer to the Board that the Board           distribution services, and that AIM and
breakpoint. The Board reviewed the level     consider whether the advisory fee             its affiliates currently are providing
of the Fund's advisory fees, and noted       waivers for certain equity AIM Funds,         satisfactory non-investment advisory
that such fees, as a percentage of the       including the Fund, should be                 services.
Fund's net assets, have decreased as net     simplified. The Board concluded that it
assets increased because the Advisory        would be advisable to consider this           o Other factors and current trends. The
Agreement includes a breakpoint. The         issue and reach a decision prior to the       Board considered the steps that AIM and
Board noted that AIM has contractually       expiration date of such advisory fee          its affiliates have taken over the last
agreed to waive advisory fees of the         waivers.                                      several years, and continue to take, in
Fund through December 31, 2009 to the                                                      order to improve the quality and
extent necessary so that the advisory        o Profitability of AIM and its                efficiency of the services they provide
fees payable by the Fund do not exceed a     affiliates. The Board reviewed                to the Funds in the areas of investment
specified maximum advisory fee rate,         information concerning the profitability      performance, product line
which maximum rate includes breakpoints      of AIM's (and its affiliates')                diversification, distribution, fund
and is based on net asset levels. The        investment advisory and other activities      operations, shareholder services and
Board concluded that the Fund's fee          and its financial condition. The Board        compliance. The Board concluded that
levels under the Advisory Agreement          considered the overall profitability of       these steps taken by AIM have improved,
therefore reflect economies of scale and     AIM, as well as the profitability of AIM      and are likely to continue to improve,
that it was not necessary to change the      in connection with managing the Fund.         the quality and efficiency of the
advisory fee breakpoints in the Fund's       The Board noted that AIM's operations         services AIM and its affiliates provide
advisory fee schedule.                       remain profitable, although increased         to the Fund in each of these areas, and
                                             expenses in recent years have reduced         support the Board's approval of the
o Investments in affiliated money market     AIM's profitability. Based on the review      continuance of the Advisory Agreement
funds. The Board also took into account      of the profitability of AIM's and its         for the Fund.
the fact that uninvested cash and cash       affiliates' investment advisory and
collateral from securities lending           other activities and its financial
arrangements, if any (collectively,          condition, the Board concluded that the
"cash balances") of the Fund may be          compensation to be paid by the Fund to
invested in money market funds advised       AIM under its Advisory Agreement was not
by AIM pursuant to the terms of an SEC       excessive.
exemptive order. The Board found that
the Fund may realize certain benefits        o Benefits of soft dollars to AIM. The
upon investing cash balances in AIM          Board considered the benefits realized
advised money market funds, including a      by AIM as a result of brokerage
higher net return, increased liquidity,      transactions executed through "soft
increased diversification or decreased       dollar" arrangements. Under these
transaction costs. The Board also found      arrangements, brokerage commissions paid
that the Fund will not receive reduced       by the Fund and/or other funds advised
services if it invests its cash balances     by AIM are used to pay for research and
in such money market funds. The Board        execution services. This research may be
noted that, to the extent the Fund           used by AIM in making investment
invests uninvested cash in affiliated        decisions for the Fund. The Board
money market funds, AIM has voluntarily      concluded that such arrangements were
agreed to waive a portion of the             appropriate.
advisory fees it receives from the Fund
attributable to such investment. The         o AIM's financial soundness in light of
Board further determined that the            the Fund's needs. The Board considered
proposed securities lending program and      whether AIM is financially sound and has
related procedures with respect to the       the resources necessary to perform its
lending Fund is in the best interests of     obligations under the Advisory
the lending Fund and its respective          Agreement, and concluded that AIM has
shareholders. The Board therefore            the financial resources necessary to
                                             fulfill its obligations under the
                                             Advisory Agreement.

Supplement to Annual Report dated 10/31/06

AIM Constellation Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                       INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to   For periods ended 10/31/06            RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with                                          ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their         Inception (4/8/92)            9.47%   DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are         10 Years                      5.17    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional              5 Years                      5.86    SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution         1 Year                       8.68    LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                 6 Months*                   -2.62    REPORT FOR INFORMATION ON COMPARATIVE
                                                                                       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 ===================================   PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                                                       CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 AVERAGE ANNUAL TOTAL RETURNS          800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                                 For periods ended 9/30/06, most
                                                 recent calendar quarter-end

                                                 Inception (4/8/92)            9.37%
                                                 10 Years                      4.76
                                                  5 Years                      6.60
                                                  1 Year                       4.55
                                                  6 Months*                   -4.41

                                                 * Cumulative total return that
                                                 has not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                                 SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NET ASSET VALUE
                                                 (NAV). PERFORMANCE OF INSTITUTIONAL
                                                 CLASS SHARES WILL DIFFER FROM
                                                 PERFORMANCE OF OTHER SHARE CLASSES
                                                 PRIMARILY DUE TO DIFFERING SALES
                                                 CHARGES AND CLASS EXPENSES.

==============================================

NASDAQ SYMBOL                            CSITX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   CST-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--          --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur          value divided by $1,000 = 8.6),       actual ending account balance or expenses you
ongoing costs, including management fees and     then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate the   so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        expenses you paid on your account     the 5% hypothetical examples that appear in
investing in other mutual funds. The example     during this period.                   the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for      Hypothetical example for comparison        Please note that the expenses shown in
the entire period May 1, 2006, through           purposes                              the table are meant to highlight your ongoing
October 31, 2006.                                                                      costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
Actual expenses                                  information about hypothetical        costs only, and will not help you determine
                                                 account values and hypothetical       the relative total costs of owning different
The table below provides information about       expenses based on the Fund's actual   funds.
actual account values and actual expenses.       expense ratio and an assumed rate
You may use the information in this table,       of return of 5% per year before
together with the amount you invested, to        expenses, which is not the Fund's
estimate the expenses that you paid over the     actual return. The Fund's actual
period. Simply                                   cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                       ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)
                                          ------------------------------------------------------------------------
                       BEGINNING             ENDING              EXPENSES             ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
   CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional          $1,000.00             $973.80              $3.68             $1,021.48             $3.77              0.74%

====================================================================================================================================

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================


AIMINVESTMENTS.COM   CST-INS-1   A I M Distributors, Inc.

AIM Constellation Fund

SCHEDULE OF INVESTMENTS

October 31, 2006

                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-85.23%

AEROSPACE & DEFENSE-4.69%

Boeing Co. (The)                                  722,914   $   57,731,912
--------------------------------------------------------------------------
General Dynamics Corp.                          1,511,497      107,467,437
--------------------------------------------------------------------------
Precision Castparts Corp.                       1,131,774       77,028,538
--------------------------------------------------------------------------
United Technologies Corp.                       1,866,991      122,698,649
==========================================================================
                                                               364,926,536
==========================================================================

APPAREL RETAIL-1.94%

Aeropostale, Inc.(a)                            1,644,373       48,196,572
--------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)(c)                       1,083,900       37,502,940
--------------------------------------------------------------------------
Limited Brands, Inc.                            2,199,112       64,807,831
==========================================================================
                                                               150,507,343
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.70%

Carter's, Inc.(a)                               1,924,258       54,321,803
==========================================================================

APPLICATION SOFTWARE-4.49%

Adobe Systems Inc.(a)                             837,319       32,027,452
--------------------------------------------------------------------------
Amdocs Ltd.(a)                                  4,601,946      178,371,427
--------------------------------------------------------------------------
BEA Systems, Inc.(a)                            4,900,000       79,723,000
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                         1,992,572       58,840,651
==========================================================================
                                                               348,962,530
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.48%

Janus Capital Group Inc.                        1,850,000       37,148,000
==========================================================================

BIOTECHNOLOGY-2.65%

Amgen Inc.(a)                                   1,216,539       92,347,475
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        1,653,802      113,946,958
==========================================================================
                                                               206,294,433
==========================================================================

COMMUNICATIONS EQUIPMENT-4.56%

Cisco Systems, Inc.(a)                          8,525,000      205,708,250
--------------------------------------------------------------------------
Motorola, Inc.                                  3,465,520       79,914,891
--------------------------------------------------------------------------
QUALCOMM Inc.                                   1,886,258       68,640,929
==========================================================================
                                                               354,264,070
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.48%

Best Buy Co., Inc.                              2,075,308      114,660,767
==========================================================================

COMPUTER HARDWARE-3.92%

Apple Computer, Inc.(a)                         2,200,000      178,376,000
--------------------------------------------------------------------------
Hewlett-Packard Co.                             3,255,000      126,098,700
==========================================================================
                                                               304,474,700
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.36%

Seagate Technology                              4,695,136      106,016,171
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.55%

Oshkosh Truck Corp.                             1,200,000   $   54,252,000
--------------------------------------------------------------------------
Terex Corp.(a)                                  1,272,724       65,876,194
==========================================================================
                                                               120,128,194
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.55%

VeriFone Holdings, Inc.(a)                      1,464,642       42,782,193
==========================================================================

DEPARTMENT STORES-3.17%

Federated Department Stores, Inc.               1,573,013       69,071,001
--------------------------------------------------------------------------
J.C. Penney Co., Inc.                           1,575,762      118,544,575
--------------------------------------------------------------------------
Nordstrom, Inc.                                 1,248,978       59,139,108
==========================================================================
                                                               246,754,684
==========================================================================

DRUG RETAIL-0.34%

Longs Drug Stores Corp.                           621,737       26,759,561
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.63%

Acuity Brands, Inc.                               539,487       26,726,186
--------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                   949,418       84,925,440
--------------------------------------------------------------------------
Emerson Electric Co.                            1,101,052       92,928,789
==========================================================================
                                                               204,580,415
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.15%

Amphenol Corp.-Class A                          1,053,440       71,528,576
--------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)              258,889       17,772,730
==========================================================================
                                                                89,301,306
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.91%

Waste Management, Inc.                          1,889,083       70,802,831
==========================================================================

GENERAL MERCHANDISE STORES-1.37%

Family Dollar Stores, Inc.                      3,608,425      106,268,116
==========================================================================

HEALTH CARE DISTRIBUTORS-1.31%

Cardinal Health, Inc.                           1,556,164      101,850,934
==========================================================================

HEALTH CARE EQUIPMENT-0.74%

Becton, Dickinson and Co.                         815,706       57,123,891
==========================================================================

HEALTH CARE FACILITIES-1.35%

Manor Care, Inc.(b)                             1,175,000       56,388,250
--------------------------------------------------------------------------
VCA Antech, Inc.(a)                             1,511,735       48,934,862
==========================================================================
                                                               105,323,112
==========================================================================

AIM Constellation Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SERVICES-1.64%

Caremark Rx, Inc.                               1,381,811   $   68,026,555
--------------------------------------------------------------------------
Quest Diagnostics Inc.                          1,194,651       59,421,941
==========================================================================
                                                               127,448,496
==========================================================================

HOME ENTERTAINMENT SOFTWARE-1.29%

Electronic Arts Inc.(a)                         1,900,475      100,516,123
==========================================================================

HOUSEHOLD PRODUCTS-1.03%

Colgate-Palmolive Co.                           1,251,889       80,083,339
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.10%

Costco Wholesale Corp.                          1,600,000       85,408,000
==========================================================================

INDUSTRIAL CONGLOMERATES-0.94%

McDermott International, Inc.(a)                1,636,520       73,152,444
==========================================================================

INTEGRATED OIL & GAS-1.49%

Occidental Petroleum Corp.                      2,472,087      116,039,764
==========================================================================

INTERNET SOFTWARE & SERVICES-1.16%

Google Inc.-Class A(a)                            190,000       90,514,100
==========================================================================

INVESTMENT BANKING & BROKERAGE-6.05%

Goldman Sachs Group, Inc. (The)                   850,000      161,321,500
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       1,515,602      132,493,927
--------------------------------------------------------------------------
Morgan Stanley                                  1,232,302       94,184,842
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                    4,500,000       81,990,000
==========================================================================
                                                               469,990,269
==========================================================================

IT CONSULTING & OTHER SERVICES-0.64%

Accenture Ltd.-Class A                          1,513,351       49,804,381
==========================================================================

MANAGED HEALTH CARE-1.39%

Health Net Inc.(a)                              2,608,110      108,262,646
==========================================================================

MOVIES & ENTERTAINMENT-1.35%

News Corp.-Class A                              5,025,001      104,771,271
==========================================================================

MULTI-LINE INSURANCE-2.01%

Assurant, Inc.                                  1,857,138       97,796,887
--------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                    1,730,332       58,242,975
==========================================================================
                                                               156,039,862
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.40%

Baker Hughes Inc.                               1,300,000       89,765,000
--------------------------------------------------------------------------
BJ Services Co.                                 2,064,895       62,277,233
--------------------------------------------------------------------------
Cameron International Corp.(a)                    860,099       43,090,960
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                  1,150,000       69,460,000
==========================================================================
                                                               264,593,193
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING-0.93%

Valero Energy Corp.                             1,379,334   $   72,180,548
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.04%

JPMorgan Chase & Co.                            3,344,954      158,684,618
==========================================================================

PHARMACEUTICALS-4.33%

Abbott Laboratories                               815,329       38,736,281
--------------------------------------------------------------------------
Allergan, Inc.                                    521,177       60,195,944
--------------------------------------------------------------------------
Johnson & Johnson                                 912,675       61,514,295
--------------------------------------------------------------------------
Merck & Co. Inc.                                1,732,025       78,668,575
--------------------------------------------------------------------------
Wyeth                                           1,916,738       97,811,140
==========================================================================
                                                               336,926,235
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.78%

Chubb Corp. (The)                               1,140,120       60,597,378
==========================================================================

RAILROADS-0.70%

Burlington Northern Santa Fe Corp.                703,858       54,570,111
==========================================================================

REGIONAL BANKS-0.47%

Cullen/Frost Bankers, Inc.                        677,587       36,698,112
==========================================================================

RESTAURANTS-2.12%

Burger King Holdings Inc.(a)                    3,607,720       60,537,541
--------------------------------------------------------------------------
Darden Restaurants, Inc.                        1,815,183       76,056,168
--------------------------------------------------------------------------
Ruby Tuesday, Inc.(b)                           1,006,037       27,917,527
==========================================================================
                                                               164,511,236
==========================================================================

SEMICONDUCTORS-1.91%

Microchip Technology Inc.                       2,375,000       78,208,750
--------------------------------------------------------------------------
Texas Instruments Inc.                          2,337,877       70,557,128
==========================================================================
                                                               148,765,878
==========================================================================

SOFT DRINKS-0.76%

PepsiCo, Inc.                                     926,187       58,757,303
==========================================================================

SPECIALTY STORES-2.86%

Office Depot, Inc.(a)                           1,944,546       81,651,487
--------------------------------------------------------------------------
OfficeMax Inc.                                  1,297,611       61,740,331
--------------------------------------------------------------------------
PetSmart, Inc.                                  2,735,000       78,713,300
==========================================================================
                                                               222,105,118
==========================================================================

SYSTEMS SOFTWARE-3.50%

Microsoft Corp.                                 5,162,929      148,227,692
--------------------------------------------------------------------------
Sybase, Inc.(a)                                   955,690       23,271,051
--------------------------------------------------------------------------
Symantec Corp.(a)                               5,086,333      100,912,847
==========================================================================
                                                               272,411,590
==========================================================================
    Total Domestic Common Stocks (Cost
      $5,840,145,933)                                        6,626,083,605
==========================================================================

AIM Constellation Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-14.53%

AUSTRALIA-0.79%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(d)                                    2,900,000   $   61,695,870
==========================================================================

BRAZIL-0.77%

Companhia Vale do Rio Doce-ADR (Steel)          2,352,337       59,843,453
==========================================================================

CANADA-0.90%

Research In Motion Ltd. (Communications
  Equipment)(a)                                   598,247       70,282,058
==========================================================================

FINLAND-0.70%

Nokia Oyj-ADR (Communications Equipment)        2,746,598       54,602,368
==========================================================================

HONG KONG-0.67%

China Mobile Ltd. (Wireless Telecommunication
  Services)(d)                                  6,366,500       51,899,327
==========================================================================

JAPAN-2.25%

FANUC Ltd. (Industrial Machinery)(d)              764,600       66,305,473
--------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)(d)                                      9,970       61,899,354
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(d)                              2,600,000       46,491,266
==========================================================================
                                                               174,696,093
==========================================================================

MEXICO-0.62%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)         1,126,343       48,286,324
==========================================================================

SOUTH KOREA-0.60%

Kookmin Bank (Diversified Banks)(d)               585,850       46,429,844
==========================================================================

SWITZERLAND-5.22%

ABB Ltd. (Heavy Electrical Equipment)(d)        3,121,984       46,317,664
--------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)             1,619,127       98,329,583
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Roche Holding A.G. (Pharmaceuticals)(d)           864,666   $  151,108,448
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(d)                                   381,562       61,567,410
--------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(d)         810,205       48,320,052
==========================================================================
                                                               405,643,157
==========================================================================

UNITED KINGDOM-2.01%

AstraZeneca PLC-ADR (Pharmaceuticals)           1,611,222       94,578,731
--------------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals & Mining)     1,119,376       61,751,884
==========================================================================
                                                               156,330,615
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $1,016,096,793)                 1,129,709,109
==========================================================================

MONEY MARKET FUNDS-0.31%

Liquid Assets Portfolio-Institutional
  Class(e)                                     12,100,535       12,100,535
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       12,100,535       12,100,535
==========================================================================
    Total Money Market Funds (Cost
      $24,201,070)                                              24,201,070
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.07% (Cost
  $6,880,443,796)                                            7,779,993,784
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.46%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  35,906,051       35,906,051
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $35,906,051)                                        35,906,051
==========================================================================
TOTAL INVESTMENTS-100.53% (Cost
  $6,916,349,847)                                            7,815,899,835
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53)%                          (40,874,982)
==========================================================================
NET ASSETS-100.00%                                          $7,775,024,853
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at October 31, 2006.
(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of October 31, 2006 represented 0.48% of the Fund's Net Assets. See Note 3.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $642,034,708, which represented 8.26% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $6,826,783,805)*  $7,718,289,774
------------------------------------------------------------
Investments in affiliates (cost $89,566,042)      97,610,061
============================================================
    Total investments (cost $6,916,349,847)    7,815,899,835
============================================================
Foreign currencies, at value (cost $530)                 541
------------------------------------------------------------
Receivables for:
  Investments sold                                59,719,012
------------------------------------------------------------
  Fund shares sold                                 2,429,914
------------------------------------------------------------
  Dividends                                        4,767,897
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               850,556
------------------------------------------------------------
Other assets                                         132,281
============================================================
    Total assets                               7,883,800,036
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           41,855,832
------------------------------------------------------------
  Fund shares reacquired                          18,913,506
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,073,339
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        35,906,051
------------------------------------------------------------
Accrued distribution fees                          2,476,774
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,269
------------------------------------------------------------
Accrued transfer agent fees                        5,549,765
------------------------------------------------------------
Accrued operating expenses                         1,990,647
============================================================
    Total liabilities                            108,775,183
============================================================
Net assets applicable to shares outstanding   $7,775,024,853
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,885,345,487
------------------------------------------------------------
Undistributed net investment income (loss)        (1,890,316)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                  (1,007,954,481)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              899,524,163
============================================================
                                              $7,775,024,853
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $6,374,640,802
____________________________________________________________
============================================================
Class B                                       $1,008,799,076
____________________________________________________________
============================================================
Class C                                       $  274,186,521
____________________________________________________________
============================================================
Class R                                       $   12,982,352
____________________________________________________________
============================================================
Institutional Class                           $  104,416,102
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          249,364,250
____________________________________________________________
============================================================
Class B                                           42,709,133
____________________________________________________________
============================================================
Class C                                           11,612,554
____________________________________________________________
============================================================
Class R                                              510,966
____________________________________________________________
============================================================
Institutional Class                                3,739,782
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.56
------------------------------------------------------------
  Offering price per share
    (Net asset value of $25.56 divided by
    94.50%)                                   $        27.05
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        23.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        23.61
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        25.41
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        27.92
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $34,901,886 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,428,485)      $    65,521,143
-----------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $880,733)                                               3,788,730
=============================================================================
    Total investment income                                        69,309,873
=============================================================================

EXPENSES:

Advisory fees                                                      44,917,233
-----------------------------------------------------------------------------
Administrative services fees                                          704,343
-----------------------------------------------------------------------------
Custodian fees                                                        936,615
-----------------------------------------------------------------------------
Distribution fees:
  Class A                                                          14,562,362
-----------------------------------------------------------------------------
  Class B                                                           8,749,162
-----------------------------------------------------------------------------
  Class C                                                           2,286,876
-----------------------------------------------------------------------------
  Class R                                                              54,338
-----------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               21,770,234
-----------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  204,642
-----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                             199,546
-----------------------------------------------------------------------------
Other                                                               1,767,570
=============================================================================
    Total expenses                                                 96,152,921
=============================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (2,419,483)
=============================================================================
    Net expenses                                                   93,733,438
=============================================================================
Net investment income (loss)                                      (24,423,565)
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $17,003,108)                          1,426,625,193
-----------------------------------------------------------------------------
  Foreign currencies                                                 (615,098)
=============================================================================
                                                                1,426,010,095
=============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (1,083,592,697)
-----------------------------------------------------------------------------
  Foreign currencies                                                 (269,646)
=============================================================================
                                                               (1,083,862,343)
=============================================================================
Net gain from investment securities and foreign currencies        342,147,752
=============================================================================
Net increase in net assets resulting from operations          $   317,724,187
_____________________________________________________________________________
=============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (24,423,565)   $    (7,706,347)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  1,426,010,095        804,970,445
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (1,083,862,343)      (158,853,881)
================================================================================================
    Net increase in net assets resulting from operations          317,724,187        638,410,217
================================================================================================
Share transactions-net:
  Class A                                                       1,634,677,819     (1,701,461,900)
------------------------------------------------------------------------------------------------
  Class B                                                         462,923,549       (142,656,379)
------------------------------------------------------------------------------------------------
  Class C                                                         138,003,037        (45,234,121)
------------------------------------------------------------------------------------------------
  Class R                                                           5,023,286            538,613
------------------------------------------------------------------------------------------------
  Institutional Class                                            (107,912,538)         8,339,497
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,132,715,153     (1,880,474,290)
================================================================================================
    Net increase (decrease) in net assets                       2,450,439,340     (1,242,064,073)
================================================================================================

NET ASSETS:

  Beginning of year                                             5,324,585,513      6,566,649,586
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(1,890,316) and $(942,675), respectively)      $ 7,775,024,853    $ 5,324,585,513
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Constellation Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Constellation Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Prior to March 27, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                             1.00%
--------------------------------------------------------------------
Next $120 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $4 billion                                               0.615%
--------------------------------------------------------------------
Next $750 million                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Prior to March 27, 2006, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $1,960,226.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $17,476.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $704,343.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $21,770,234 for Class A, Class B, Class C and Class R share classes and $204,642 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM Constellation Fund

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class R shares paid $14,562,362, $8,749,162, $2,286,876 and $54,338, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $577,096 in front-end sales commissions from the sale of Class A shares and $5,697, $555,261, $16,310 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 3,677,810     $1,283,352,999    $(1,274,930,274)     $       --       $12,100,535     $1,451,054      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        421,178,420       (409,077,885)             --        12,100,535        445,040          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             3,677,810        891,271,635       (894,949,445)             --                --      1,011,903          --
===================================================================================================================================
  Subtotal        $ 7,355,620     $2,595,803,054    $(2,578,957,604)     $       --       $24,201,070     $2,907,997      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --     $  475,000,000    $  (475,000,000)     $       --       $        --     $  457,010      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            16,220,215      1,611,255,973     (1,591,570,137)             --        35,906,051        423,723          --
===================================================================================================================================
  Subtotal        $16,220,215     $2,086,255,973    $(2,066,570,137)     $       --       $35,906,051     $  880,733      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
                   10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class
  A               $        --     $   29,458,921    $            --      $8,044,019       $37,502,940     $       --      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $23,575,835     $4,711,517,948    $(4,645,527,741)     $8,044,019       $97,610,061     $3,788,730      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

AIM Constellation Fund

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $88,804,718, which resulted in net realized gains of $17,003,108, and securities purchases of $497,241,904.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fee. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $441,781.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $26,195 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Constellation Fund

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $34,901,886 were on loan to brokers. The loans were secured by cash collateral of $35,906,051 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $880,733 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term gain distributions paid during the years ended October 31, 2006 and 2005.


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Unrealized appreciation -- investments                          $  890,256,357
------------------------------------------------------------------------------
Temporary book/tax differences                                      (1,890,316)
------------------------------------------------------------------------------
Capital loss carryforward                                         (998,686,675)
------------------------------------------------------------------------------
Shares of beneficial interest                                    7,885,345,487
==============================================================================
  Total net assets                                              $7,775,024,853
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and losses on certain straddle transactions. The tax-basis net unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(25,825).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $528,174,639 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund utilized $1,428,967,476 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $ 10,119,116
-----------------------------------------------------------------------------
October 31, 2009                                                 370,867,306
-----------------------------------------------------------------------------
October 31, 2010                                                 196,611,268
-----------------------------------------------------------------------------
October 31, 2011                                                 421,088,985
=============================================================================
Total capital loss carryforward                                 $998,686,675
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations in effect as of that date, if any, to the extent required by the internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date of the reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Constellation Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $8,018,223,469 and $7,161,661,839, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 999,512,209
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (109,230,027)
===============================================================================
Net unrealized appreciation of investment securities             $ 890,282,182
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $6,925,617,653.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss carryforward, foreign currency transactions, net operating losses and reorganization expenses, on October 31, 2006, undistributed net investment income (loss) was increased by $24,330,229, undistributed net realized gain was increased by $1,998,444,391 and shares of beneficial interest decreased by $2,022,774,620. Further, as a result of capital loss carryforward and tax deferrals acquired in the reorganization of AIM Aggressive Growth Fund into the Fund, undistributed net investment income (loss) was decreased by $308,444, undistributed net realized gain was decreased by $217,319,803 and shares of beneficial interest increased by $217,628,247. In addition, as a result of capital loss carryforward and tax deferrals acquired in the reorganization of AIM Weingarten Fund into the Fund, undistributed net investment income (loss) was decreased by $545,861, undistributed net realized gain was decreased by $2,849,874,432 and shares of beneficial interest increased by $2,850,420,293. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                                CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                         2006(A)                             2005
                                                              ------------------------------    ------------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,303,138    $   260,075,016     12,203,227    $   273,455,970
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,994,611         46,595,386      1,541,805         32,330,100
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         926,613         21,559,725        656,788         13,770,982
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         166,736          4,168,585        144,888          3,262,864
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,402,958         63,841,915      3,534,960         87,641,249
==============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                     112,122,045      2,925,122,484             --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      31,668,322        766,819,518             --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,898,763        191,179,574             --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         196,854          5,111,819             --                 --
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              51,553          1,464,061             --                 --
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,231,695        106,243,160        364,102          8,195,899
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,564,120)      (106,243,160)      (389,686)        (8,195,899)
==============================================================================================================================
Reacquired:
  Class A                                                     (66,125,745)    (1,656,762,841)   (87,735,272)    (1,983,113,769)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,546,392)      (244,248,195)    (7,925,936)      (166,790,580)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,218,419)       (74,736,262)    (2,810,025)       (59,005,103)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (169,808)        (4,257,118)      (119,678)        (2,724,251)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (6,208,854)      (173,218,514)    (3,197,909)       (79,301,752)
==============================================================================================================================
                                                               81,129,950    $ 2,132,715,153    (83,732,736)   $(1,880,474,290)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Aggressive Growth Fund and AIM Weingarten Fund pursuant to plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Aggressive Growth Fund and AIM Weingarten Fund, respectively on February 28, 2006. The acquisition was accomplished by a tax free exchange of 151,937,537 shares of the Fund for 131,671,019 shares of AIM Aggressive Growth Fund and 162,206,916 shares of AIM Weingarten Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Aggressive Growth Fund and AIM Weingarten Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Aggressive Growth Fund and AIM Weingarten Fund to the net asset value of the Fund on the close of business, March 24, 2006. AIM Aggressive Growth Fund's net assets as of the close of business on March 24, 2006 of $1,549,649,387 including $245,207,078 of unrealized appreciation and AIM Weingarten Fund's net assets as of the close of business on March 24, 2006 of $2,340,048,069 including $447,822,497 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $5,418,246,908. The combined aggregate net assets of the Fund subsequent to the reorganization were $9,307,944,364.

AIM Constellation Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                    --------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                    --------------------------------------------------------------------------
                                                       2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    23.63      $    21.27      $    20.61      $    17.20      $    19.72
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.06)(a)       (0.02)(b)       (0.13)(a)       (0.12)(a)       (0.15)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       1.99            2.38            0.79            3.53           (2.37)
==============================================================================================================================
    Total from investment operations                      1.93            2.36            0.66            3.41           (2.52)
==============================================================================================================================
Net asset value, end of period                      $    25.56      $    23.63      $    21.27      $    20.61      $    17.20
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                           8.17%          11.10%           3.20%          19.83%         (12.78)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $6,374,641      $4,461,224      $5,616,072      $6,825,023      $6,780,055
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.21%(d)        1.29%           1.27%           1.29%           1.26%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        1.24%(d)        1.31%           1.29%           1.30%           1.27%
==============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.24)%(d)      (0.06)%(b)      (0.59)%         (0.67)%         (0.74)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                    123%             59%             50%             47%             57%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.09) and (0.36)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $5,824,944,759.

AIM Constellation Fund

                                                                                 CLASS B
                                                    ------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------
                                                       2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    22.00      $  19.95      $  19.46      $  16.36      $  18.89
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.23)(a)     (0.19)(b)     (0.26)(a)     (0.23)(a)     (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       1.85          2.24          0.75          3.33         (2.26)
======================================================================================================================
    Total from investment operations                      1.62          2.05          0.49          3.10         (2.53)
======================================================================================================================
Net asset value, end of period                      $    23.62      $  22.00      $  19.95      $  19.46      $  16.36
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                           7.36%        10.28%         2.52%        18.95%       (13.39)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $1,008,799      $531,341      $617,005      $688,587      $625,294
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.96%(d)      2.01%         1.97%         1.99%         1.96%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        1.99%(d)      2.03%         1.99%         2.00%         1.97%
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.99)%(d)    (0.78)%(b)    (1.29)%       (1.37)%       (1.44)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                    123%           59%           50%           47%           57%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $874,916,174.

AIM Constellation Fund

                                                                                 CLASS C
                                                    -----------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------------
                                                      2006           2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  21.99       $  19.94      $  19.46      $  16.36      $  18.88
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.23)(a)      (0.19)(b)     (0.26)(a)     (0.23)(a)     (0.27)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     1.85           2.24          0.74          3.33         (2.25)
=====================================================================================================================
    Total from investment operations                    1.62           2.05          0.48          3.10         (2.52)
=====================================================================================================================
Net asset value, end of period                      $  23.61       $  21.99      $  19.94      $  19.46      $  16.36
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                         7.37%         10.28%         2.47%        18.95%       (13.35)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $274,187       $132,056      $162,707      $193,585      $184,393
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.96%(d)       2.01%         1.97%         1.99%         1.96%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.99%(d)       2.03%         1.99%         2.00%         1.97%
=====================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.99)%(d)     (0.78)%(b)    (1.29)%       (1.37)%       (1.44)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                  123%            59%           50%           47%           57%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $228,687,629.

AIM Constellation Fund

                                                                                 CLASS R
                                                    ------------------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                                                                          (DATE SALES
                                                                YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                                    ----------------------------------------------        OCTOBER 31,
                                                     2006          2005         2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 23.54       $21.24       $20.63       $17.26          $ 19.82
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.12)(a)    (0.06)(b)    (0.17)(a)    (0.16)(a)        (0.07)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    1.99         2.36         0.78         3.53            (2.49)
======================================================================================================================
    Total from investment operations                   1.87         2.30         0.61         3.37            (2.56)
======================================================================================================================
Net asset value, end of period                      $ 25.41       $23.54       $21.24       $20.63          $ 17.26
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                        7.94%       10.83%        2.96%       19.52%          (12.92)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $12,982       $7,467       $6,202       $2,857          $   226
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.46%(d)     1.51%        1.47%        1.49%            1.53%(e)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.49%(d)     1.53%        1.49%        1.50%            1.54%(e)
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.49)%(d)   (0.28)%(b)   (0.79)%      (0.87)%          (1.01)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                              123%          59%          50%          47%              57%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.13) and (0.58)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $10,867,568.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and not annualized for periods less than one year.

AIM Constellation Fund

                                                                                    INSTITUTIONAL CLASS
                                                            --------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------------------------
                                                              2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  25.69       $  23.01       $  22.17       $  18.40       $  21.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.06(a)        0.10(b)       (0.01)(a)      (0.03)(a)      (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.17           2.58           0.85           3.80          (2.54)
================================================================================================================================
    Total from investment operations                            2.23           2.68           0.84           3.77          (2.60)
================================================================================================================================
Net asset value, end of period                              $  27.92       $  25.69       $  23.01       $  22.17       $  18.40
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                 8.68%         11.65%          3.79%         20.49%        (12.38)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $104,416       $192,498       $164,664       $154,150       $122,746
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.75%(d)       0.76%          0.72%          0.75%          0.80%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.78%(d)       0.78%          0.74%          0.76%          0.81%
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.22%(d)       0.47%(b)      (0.04)%        (0.13)%        (0.28)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                          123%            59%            50%            47%            57%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $0.03 and 0.17%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $205,341,151.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

AIM Constellation Fund

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Constellation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Constellation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Constellation Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Constellation Fund

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 12.07%, 12.05%, 13.26% and 14.73%, respectively.

AIM Constellation Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Constellation Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                   [eDELIVERY
                  GO PAPERLESS
            AIMinvestments.com/edelivery
                     Graphic]


REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account        If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax        accompanied by a Fund Performance & Commentary or by an AIM
forms, fund reports, and prospectuses are available, we will       Quarterly Performance Review for the most recent
send you an e-mail notification containing links to these          quarter-end. Mutual funds distributed by A I M Distributors, Inc.
documents. For security purposes, you will need to log in to
your account to view your statements and tax forms.                A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM Investment
WHY SIGN UP?                                                       Services, Inc. is the transfer agent for the products and
                                                                   services represented by AIM Investments. AIM is a subsidiary
Register for eDelivery to:                                         of AMVESCAP PLC, one of the world's largest independent
                                                                   financial services companies with $450 billion in assets
o   reduce the amount of paper you receive.                        under management as of October 31, 2006.

o gain access to your documents faster by not waiting for the mail.

o   view your documents online anytime at your convenience.        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND
                                                                   EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM
o   save the documents to your personal computer or print          FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND
    them out for your records.                                     READ IT CAREFULLY BEFORE INVESTING.

HOW DO I SIGN UP?

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3.  Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.      AIMinvestments.com          CST-AR-1     A I M Distributors, Inc.


                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
================================================================================
Mutual    Retirement   Annuities   College   Separately   Offshore   Cash
Funds     Products                 Savings   Managed      Products   Management          [AIM INVESTMENTS LOGO APPEARS HERE]
                                   Plans     Accounts                                         --Registered Trademark--
================================================================================

DOMESTIC EQUITY                                                  AIM DIVERSIFIED
                                                                   DIVIDEND FUND
Large-Cap Blend
                                Annual Report to Shareholders o October 31, 2006


Table of Contents

Supplemental Information .........   2
Letters to Shareholders ..........   3
Performance Summary ..............   5
Management Discussion ............   5
Fund Expenses ....................   7
Long-term Fund Performance .......   8
Approval of Advisory Agreement ...  10
Schedule of Investments .......... F-1
Financial Statements ............. F-4
Notes to Financial Statements .... F-7
Financial Highlights ............. F-14
Auditor's Report ................. F-21
Tax Disclosures .................. F-22           [COVER GLOBE IMAGE]
Trustees and Officers ............ F-23


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]    [GRAPHIC]      [GRAPHIC]

[DOMESTIC  [INTERNATIONAL/   [SECTOR
EQUITY]    GLOBAL EQUITY]    EQUITY]



[GRAPHIC]   [GRAPHIC]       [GRAPHIC]

[FIXED     [ALLOCATION      [DIVERSIFIED
INCOME]     SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--

AIM Diversified Dividend Fund

AIM DIVERSIFIED DIVIDEND FUND SEEKS TO PROVIDE GROWTH OF CAPITAL AND,SECONDARILY,CURRENT INCOME.

o  Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             financial reporting purposes, and as
                                                                                           such, the net asset values for
o Class B shares are not available as an     o The unmanaged STANDARD & POOR'S             shareholder transactions and the returns
investment for retirement plans              COMPOSITE INDEX of 500 Stocks (the S&P        based on those net asset values may
maintained pursuant to Section 401 of        500--Registered Trademark-- Index) is         differ from the net asset values and
the Internal Revenue Code, including         an index of common stocks frequently          returns reported in the Financial
401(k) plans, money purchase pension         used as a general measure of U.S. stock       Highlights.
plans and profit sharing plans. Plans        market performance.
that had existing accounts invested in                                                     The Fund provides a complete list of its
Class B shares prior to September 30,        o The unmanaged RUSSELL 1000                  holdings four times in each fiscal
2003, will continue to be allowed to         --Registered Trademark-- Index                year,at the quarter-ends. For the
make additional purchases.                   represents the performance of the             second and fourth quarters, the lists
                                             stocks of large-capitalization                appear in the Fund's semiannual and
o Class R shares are available only to       companies.                                    annual reports to shareholders. For the
certain retirement plans. Please see the                                                   first and third quarters, the Fund files
prospectus for more information.             o The unmanaged LIPPER LARGE-CAP CORE         the lists with the Securities and
                                             FUNDS INDEX represents an average of the      Exchange Commission (SEC) on Form N-Q.
o Investor Class shares are closed to        performance of the 30 largest                 The most recent list of portfolio
most investors. For more information on      large-capitalization core equity funds        holdings is available at
who may continue to invest in Investor       tracked by Lipper Inc., an independent        AIMinvestments.com. From our home
Class shares, please see the prospectus.     mutual fund performance monitor.              page, click on Products &
                                                                                           Performance, then Mutual Funds, then Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The Fund is not managed to track the        Overview. Select your Fund from the
                                             performance of any particular index,          drop-down menu and click on Complete
o Foreign securities have additional         including the indexes defined here, and       Quarterly Holdings. Shareholders can
risks, including exchange rate changes,      consequently, the performance of the          also look up the Fund's Forms N-Q on the
political and economic upheaval, the         Fund may deviate significantly from           SEC Web site at sec.gov. Copies of the
relative lack of information about these     the performance of the indexes.               Fund's Forms N-Q may be reviewed and
companies, relatively low market                                                           copied at the SEC Public Reference Room
liquidity and the potential lack of          o A direct investment cannot be made in       in Washington, D.C. You can obtain
strict financial and accounting controls     an index. Unless otherwise indicated,         information on the operation of the
and standards.                               index results include reinvested              Public Reference Room, including
                                             dividends, and they do not reflect sales      information about duplicating fee
o Prices of equity securities change in      charges. Performance of an index of           charges, by calling 202-942-8090 or
response to many factors including the       funds reflects fund expenses;                 800-732-0330, or by electronic request
historical and prospective earnings of       performance of a market index does not.       at the following e-mail address:
the issuer, the value of its assets,                                                       publicinfo@sec.gov. The SEC file numbers
general economic conditions, interest        OTHER INFORMATION                             for the Fund are 811-01424 and
rates, investor perceptions and market                                                     002-25469.
liquidity.                                   o Industry classifications used in this
                                             report are generally according to the         A description of the policies and
o The value of convertible securities in     Global Industry Classification Standard,      procedures that the Fund uses to
which the Fund invests may be affected       which was developed by and is the             determine how to vote proxies relating
by market interest rates, the risk that      exclusive property and a service mark of      to portfolio securities is available
the issuer may default on interest or        Morgan Stanley Capital International          without charge, upon request,from our
principal payments and the value of the      Inc. and Standard & Poor's.                   Client Services department at
underlying common stock into which these                                                   800-959-4246 or on the AIM Web
securities may be converted.                 o The returns shown in management's           site, AIMinvestments.com. On the home
                                             discussion of Fund performance are based      page, scroll down and click on AIM Funds
                                             on net asset values calculated for            Proxy Policy. The information is also
                                             shareholder transactions. Generally           available on the SEC Web site, sec.gov.
                                             accepted accounting principles require
                                             adjustments to be made to the net assets      Information regarding how the Fund voted
                                             of the Fund at period end for                 proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30,2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =====================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  Fund NASDAQ Symbols
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
charges and expenses. Investors should read it carefully before investing.                 Class A Shares                LCEAX
======================================================================================     Class B Shares                LCEDX
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE                                  Class C Shares                LCEVX
AIMinvestments.com                                                                         Class R Shares                DDFRX
                                                                                           Investor Class Shares         LCEIX
                                                                                           =====================================



                                        2

AIM Diversified Dividend Fund


                    Dear Shareholders of The AIM Family of Funds
                    --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                       As we approach the end of 2006, it seems likely that
    [TAYLOR         many investors may see the value of their investments
     PHOTO]         increase this year. Global equity markets, collectively,
                    recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by
                    short-term economic and geopolitical events. For example,
  PHILIP TAYLOR     the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for
                    all investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of compre-hensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                       In the short term, the one sure thing about markets is
                    their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments
                    December 14, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Diversified Dividend Fund

                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                         Looking ahead, your Board finds many reasons to be
   [CROCKETT        positive about AIM's management and strategic direction.
     PHOTO]         Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management
 BRUCE L. CROCKETT  organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    * To learn more about all the factors we considered
                      before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Diversified Dividend Fund

MANAGEMENT'S DISCUSSION                                                                   research, including financial statement
OF FUND PERFORMANCE                                                                       analysis and meetings with companies'
                                                                                          management, to determine a fair
======================================================================================    valuation with an estimated two-year
PERFORMANCE SUMMARY                                                                       price target for each stock. Finally, we
                                                                                          select companies we believe will provide
For the fiscal year ended October 31, 2006, AIM Diversified Dividend Fund,                the best combination of dividend income,
excluding applicable sales charges, delivered positive returns to sharehold-              price appreciation and the potential for
ers, outperforming the broad market S&P 500 Index as well as the Fund's                   lower risk.
style-specific benchmark, the Russell 1000 Index. Performance for the Fund was
led by holdings in the diversified telecommunications, specialty retail and                  We consider selling or trimming a
aerospace and defense industries, while more modest returns were seen in the              stock when it no longer meets our
hotels, restaurants and leisure and health care equipment and supplies                    investment criteria, including when:
industries.
                                                                                          o A stock reaches its target price.
    Your Fund's long-term performance appears on pages 8 and 9.
                                                                                          o The company's fundamental business
FUND VS. INDEXES                                                                          prospects deteriorate.
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales
charges were included, returns would be lower.                                            o A more attractive opportunity presents
                                                                                          itself.

Class A Shares                                                    17.66%                  MARKET CONDITIONS AND YOUR FUND
Class B Shares                                                    16.87
Class C Shares                                                    16.90                   It has been over a year since AIM
Class R Shares                                                    17.38                   Diversified Dividend Fund acquired AIM
Investor Class Shares                                             17.78                   Core Stock Fund and we would like to
S&P 500 Index (Broad Market Index)                                16.33                   take the opportunity to thank those
Russell 1000 Index (Style-Specific Index)                         16.02                   shareholders who have entrusted us with
Lipper Large-Cap Core Funds Index (Peer Group Index)              14.65                   their investment. We appreciate your
                                                                                          commitment, hope that you are pleased
SOURCE: LIPPER INC.                                                                       with the results of the Fund and look
======================================================================================    forward to our continued partnership.

HOW WE INVEST                                repurchases. Most stocks in the                 The economy has enjoyed several years
                                             portfolio pay a dividend and the Fund        of economic growth fueled by low
We focus on balancing long-term capital      pays a quarterly dividend to                 interest rates, a strong real estate
appreciation, dividend income and            shareholders. We manage risk through a       market and resilient consumer spending.
capital preservation. As part of an          valuation framework, careful stock           However, in the past year we have begun
overall well-diversified asset               selection and a rigorous buy-and-sell        to see a moderation of economic growth
allocation strategy, the Fund can serve      discipline.                                  as the U.S. Federal Reserve Board (the
as a cornerstone of large cap core                                                        Fed) raised short-term interest rates 17
investments to complement more                  We look for dividend-paying companies     times since June 2004 before pausing at
aggressive value and growth investments.     with strong profitability, solid balance     5.25% in August 2006. Although the
                                             sheets and capital allocation policies       current level of interest rates is low
   We seek undervalued companies that        that support sustained or increasing         by historical standards, a five-fold
return capital to shareholders via           dividends and share repurchases. We then
dividends and share                          apply fundamental
                                                                                                                       (continued)

==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1.  Pharmaceuticals                 10.0%     1. General Electric Co.             2.5%
                                             2.  Aerospace & Defense              4.6      2. United Technologies Corp.        2.5
              [PIE CHART]                    3.  Regional Banks                   4.2      3. Johnson & Johnson                2.4
                                             4.  Integrated Oil & Gas             4.1      4. Emerson Electric Co.             2.3
Information Technology              10.3%    5.  Apparel Retail                   3.6      5. Limited Brands,Inc.              2.3
Consumer Staples                     9.2%                                                  6. International Business
Utilities                            4.8%                                                     Machines Corp.                   2.0
Energy                               4.5%    Total Net Assets           $1.97 billion      7. Pfizer Inc.                      2.0
Materials                            4.5%                                                  8. BellSouth Corp.                  2.0
Telecommunication Services           3.0%    Total Number of Holdings*             81      9. Microsoft Corp.                  1.9
U.S. Treasury Securities             0.3%                                                 10. Fifth Third Bancorp              1.8
Money Market Funds Plus
Other Assets Less Liabilities        5.7%
Financials                          18.2%
Consumer Discretionary              14.0%
Health Care                         13.4%
Industrials                         12.1%

                                             The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                             *Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM Diversified Dividend Fund

increase over a two-year period can          significant premium on the stock price.      stocks. At the close of the fiscal year,
affect the economy. Gross domestic           The agreement recognizes the strategic       the Fund was overweight in consumer
product, a measure of economic growth,       importance of Cingular, which is 100%        discretionary, health care, industrials,
slowed to 2.2% in the third quarter of       owned by AT&T, and offers the two firms      materials and utilities stocks.
2006, compared to the average from the       a higher combined revenue contribution       Underweight positions were in energy,
fourth quarter 2002 to the first quarter     from the rapidly growing wireless            financials and information technology
2006 of 3.6%. Additionally, inflation,       business. Other synergies include            stocks.
as measured by the consumer price index,     simplified financial reporting and
was at an annualized rate of 3.4% for        branding, as well as the enhanced               AIM Diversified Dividend Fund uses a
September 2006--in line with the             ability to expand service offerings and      large cap core total return strategy
inflation rate for 2005. Despite a           reduce costs. As of the close of the         striving to produce better long-term
moderating economic environment, the         fiscal year, the companies had received      risk-adjusted returns through
labor force has remained intact with         most regulatory approvals and were           diversified sector exposure. The
unemployment at 4.4% as of October 31,       awaiting FCC approval to finalize the        investment discipline is an intensive
2006. Overall economic growth remained       merger.                                      fundamental process driven by three key
positive albeit at a more subdued level                                                   factors: capital appreciation, income
than what we have seen in the past              LIMITED BRANDS, a specialty retailer,     and capital preservation.
several years.                               also contributed to performance. The
                                             firm owns and operates Victoria's            IN CLOSING
   The Fund outperformed its benchmark,      Secret, Bath & Body Works, The Limited
the Russell 1000 Index, for the fiscal       and Express apparel stores. The company      We continue to seek to deliver a large
year primarily due to better stock           has implemented a strategic focus to         cap core equity fund that complements
selection across a variety of                better understand the customer, which        the style-specific growth and value
industries. Industries that contributed      has led to improvements in marketing         allocations within your overall
to overall performance as well as the        efforts, new product introductions and a     portfolio. Thank you for investing in
Fund's outperformance versus the             strengthened operational capability.         AIM Diversified Dividend Fund.
benchmark included diversified               Overall same-store sales were strong and
telecommunication services, specialty        largely driven by Victoria's Secret and      THE VIEWS AND OPINIONS EXPRESSED IN
retail and aerospace and defense.            Bath & Body Works. These factors,            MANAGEMENT'S DISCUSSION OF FUND
Semiconductor stocks and an underweight      combined with management's increased         PERFORMANCE ARE THOSE OF A I M ADVISORS,
in media stocks were sources of              earnings guidance and a $100 million         INC. THESE VIEWS AND OPINIONS ARE
underperformance during a period of          share repurchase program, drove the          SUBJECT TO CHANGE AT ANY TIME BASED ON
broad market strength, while specific        stock's price appreciation.                  FACTORS SUCH AS MARKET AND ECONOMIC
holdings within the hotel, restaurants                                                    CONDITIONS. THESE VIEWS AND OPINIONS MAY
and leisure and health care equipment           Even though the Fund delivered            NOT BE RELIED UPON AS INVESTMENT ADVICE
and supplies industries detracted from       attractive returns and beat its              OR RECOMMENDATIONS, OR AS AN OFFER FOR A
performance versus the benchmark.            benchmark during the reporting period,       PARTICULAR SECURITY. THE INFORMATION IS
                                             not all of the portfolio's holdings          NOT A COMPLETE ANALYSIS OF EVERY ASPECT
   During the fiscal year, the Fund          performed well. Specific detractors from     OF ANY MARKET, COUNTRY, INDUSTRY,
incorporated more non-cyclical               performance included OSI RESTAURANT          SECURITY OR THE FUND. STATEMENTS OF FACT
exposure--greater exposure to less           PARTNERS, which declined primarily due       ARE FROM SOURCES CONSIDERED RELIABLE,
economically sensitive companies. In an      to weak same-store sales at its core         BUT A I M ADVISORS, INC. MAKES NO
environment of slowing growth, we            Outback Steakhouse brand. We believe         REPRESENTATION OR WARRANTY AS TO THEIR
believe an important element of our          this weakness was partially driven by        COMPLETENESS OR ACCURACY. ALTHOUGH
outperformance versus our broad market       factors including record gas prices and      HISTORICAL PERFORMANCE IS NO GUARANTEE
index during the fiscal year was that we     a declining real estate market, which in     OF FUTURE RESULTS, THESE INSIGHTS MAY
are active fund managers who use             turn decreased consumers' frequency and      HELP YOU UNDERSTAND OUR INVESTMENT
fundamental analysis and high quality        expenditures at Outback. This decline in     MANAGEMENT PHILOSOPHY.
stock selection. Recently, the vast          sales against the company's largely
majority of large cap companies have         fixed cost structure resulted in                   See important Fund and index
reported in-line or better-than-             pressure on the firm's margins                disclosures on the inside front cover.
expected third quarter earnings, which       throughout the year. After the
helped present growth and valuation          conclusion of the Fund's fiscal year,
opportunities in the large cap universe.     the company entered into an agreement to                    Meggan M. Walsh
The Fund's more non-cyclical exposure        be acquired by Bain Capital, Catterton         [WALSH       Chartered Financial
is a result of bottom-up stock selection     Partners and three company founders for        PHOTO]       Analyst, senior portfolio
focused on identifying attractively          $40 per share. However, this had not                        manager, is manager of
priced, well-managed companies with          been completed as of the close of the                       AIM Diversified Dividend
niche growth opportunities, operating        fiscal year.                                                Fund. Ms. Walsh has
leverage prospects or differentiated                                                      been in the investment industry since
business models.                                The overall sector exposure of the        1987, and joined AIM in 1991. She
                                             Fund did not change significantly during     earned a B.S. in finance from the
   These characteristics defined many of     the fiscal year, with only slight            University of Maryland and an M.B.A.
the Fund's top contributors to returns       increases in consumer discretionary          from Loyola College.
during the fiscal year. BELLSOUTH, a         and health care stocks and reductions in
diversified telecommunication services       energy, financials, industrials and          Assisted by the Diversified Dividend
company, rallied on news of a definitive     materials                                    Team
agreement to merge with AT&T at a

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE,PLEASE SEE PAGES 8
                                                                                          AND 9.

AIM Diversified Dividend Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid          The hypothetical account values and
                                             over the period. Simply divide your          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an     actual ending account balance or
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =     expenses you paid for the period. You
costs, which may include sales charges       8.6), then multiply the result by the        may use this information to compare the
(loads) on purchase payments or              number in the table under the heading        ongoing costs of investing in the Fund
contingent deferred sales charges on         entitled "Actual Expenses Paid During        and other funds. To do so, compare this
redemptions; and redemption fees, if         Period" to estimate the expenses you         5% hypothetical example with the 5%
any; and (2) ongoing costs, including        paid on your account during this period.     hypothetical examples that appear in the
management fees; distribution and/or                                                      shareholder reports of the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR COMPARISON
expenses. This example is intended to        PURPOSES                                     Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with              information about hypothetical account       any transaction costs, such as sales
ongoing costs of investing in other          values and hypothetical expenses based       charges (loads) on purchase payments,
mutual funds. The example is based on an     on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on          if these transaction costs were
The table below provides information         page 9.                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested,

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                  ACTUAL                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS              (5/1/06)          (10/31/06)(1)           PERIOD(2)        (10/31/06)          PERIOD(2)           RATIO
  A               $1,000.00            $1,069.70               $5.27          $1,020.11            $5.14              1.01%
  B                1,000.00             1,066.80                8.65           1,016.84             8.44              1.66
  C                1,000.00             1,066.10                8.64           1,016.84             8.44              1.66
  R                1,000.00             1,068.40                6.57           1,018.85             6.41              1.26
Investor           1,000.00             1,071.10                4.23           1,021.12             4.13              0.81


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Diversified Dividend Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 12/31/01

====================================================================================================================================

                                                          [MOUNTAIN CHART]


                 AIM DIVERSIFIED      AIM DIVERSIFIED   AIM DIVERSIFIED         S&P 500         RUSSELL 1000       LIPPER LARGE-CAP
                  DIVIDEND FUND        DIVIDEND FUND     DIVIDEND FUND           INDEX             INDEX             CORE FUNDS
  DATE           -CLASS A SHARES      -CLASS B SHARES   -CLASS C SHARES                                                 INDEX

12/31/01              $9450                $10000             $10000             $10000            $10000               $10000
    1/02               9545                 10100              10100               9854              9873                 9842
    2/02               9479                 10020              10020               9664              9676                 9677
    3/02               9857                 10420              10410              10028             10074                10007
    4/02               9583                 10120              10120               9420              9497                 9483
    5/02               9573                 10110              10109               9351              9413                 9414
    6/02               9082                  9580               9580               8685              8718                 8764
    7/02               8355                  8820               8809               8008              8073                 8113
    8/02               8440                  8890               8890               8061              8115                 8180
    9/02               7798                  8220               8210               7185              7244                 7385
   10/02               8223                  8650               8650               7817              7846                 7959
   11/02               8601                  9049               9040               8277              8305                 8314
   12/02               8232                  8659               8650               7791              7835                 7877
    1/03               7920                  8319               8321               7587              7645                 7670
    2/03               7769                  8159               8151               7473              7527                 7568
    3/03               7854                  8239               8240               7545              7604                 7632
    4/03               8393                  8809               8801               8167              8218                 8194
    5/03               8903                  9340               9331               8597              8687                 8591
    6/03               8968                  9403               9395               8706              8801                 8676
    7/03               9082                  9513               9505               8860              8977                 8813
    8/03               9272                  9703               9695               9032              9159                 8983
    9/03               9233                  9658               9649               8937              9065                 8867
   10/03               9736                 10178              10169               9442              9597                 9301
   11/03               9878                 10319              10309               9525              9712                 9379
   12/03              10447                 10910              10901              10024             10177                 9830
    1/04              10552                 11010              11001              10208             10370                 9969
    2/04              10781                 11242              11232              10350             10514                10087
    3/04              10691                 11148              11139              10194             10370                 9929
    4/04              10768                 11219              11209              10034             10183                 9775
    5/04              10806                 11249              11239              10171             10330                 9874
    6/04              11012                 11467              11457              10369             10516                10051
    7/04              10763                 11195              11186              10026             10147                 9695
    8/04              10926                 11367              11347              10066             10197                 9701
    9/04              11018                 11445              11435              10175             10325                 9812
   10/04              11036                 11466              11456              10331             10492                 9945
   11/04              11402                 11838              11828              10749             10941                10322
   12/04              11893                 12343              12333              11114             11337                10645
    1/05              11716                 12157              12138              10843             11052                10404
    2/05              12001                 12435              12426              11071             11300                10599
    3/05              11834                 12259              12251              10876             11121                10404
    4/05              11695                 12115              12096              10669             10916                10173
    5/05              11882                 12300              12292              11009             11303                10502
    6/05              11970                 12382              12364              11024             11349                10538
    7/05              12337                 12764              12746              11434             11791                10913
    8/05              12189                 12599              12580              11330             11689                10813
    9/05              12129                 12537              12518              11422             11797                10938
   10/05              12020                 12413              12394              11231             11590                10807
   11/05              12456                 12848              12828              11655             12031                11221
   12/05              12513                 12908              12899              11660             12048                11254
    1/06              12816                 13213              13193              11968             12385                11569
    2/06              12866                 13266              13246              12001             12413                11517
    3/06              13027                 13422              13402              12150             12589                11725
    4/06              13220                 13601              13591              12313             12740                11847
    5/06              12987                 13359              13340              11959             12364                11488
    6/06              12948                 13306              13298              11975             12380                11498
    7/06              13110                 13474              13456              12049             12407                11458
    8/06              13435                 13789              13782              12335             12704                11743
    9/06              13672                 14034              14026              12653             13006                11991
   10/06              14142                 14407              14487              13065             13448                12390

====================================================================================================================================

                                                                                                                SOURCE: LIPPER INC.

Past performance cannot guarantee            investment in the Fund at the close of       not. Performance shown in the chart and
comparable future results.                   the reporting period and paid the            table(s) does not reflect deduction of
                                             applicable contingent deferred sales         taxes a shareholder would pay on Fund
    The data shown in the chart include      charges. Index results include               distributions or sale of Fund shares.
reinvested distributions, applicable         reinvested dividends, but they do not        Performance of the indexes does not
sales charges, Fund expenses and             reflect sales charges. Performance of an     reflect the effects of taxes.
management fees. Results for Class B         index of funds reflects fund expenses
shares are calculated as if a hypo-          and management fees; performance of a
thetical shareholder had liquidated his      market index does
entire

AIM Diversified Dividend Fund

==========================================   ==========================================   ==========================================

      AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                   CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     6.97%
Inception (12/31/01)            7.44%        CLASS A SHARES                               Class B Shares                     6.68
 1 Year                        11.23         Inception (12/31/01)            6.81%        Class C Shares                     6.61
                                              1 Year                         6.54         Class R Shares                     6.84
CLASS B SHARES                                                                            Investor Class Shares              7.11
Inception (12/31/01)            7.85%        CLASS B SHARES
 1 Year                        11.87         Inception (12/31/01)            7.23%        ==========================================
                                              1 Year                         6.93
CLASS C SHARES
Inception (12/31/01)            7.97%        CLASS C SHARES
 1 Year                        15.90         Inception (12/31/01)            7.38%
                                              1 Year                        11.03
CLASS R SHARES
Inception                       8.51%        CLASS R SHARES
 1 Year                        17.38         Inception                       7.92%
                                              1 Year                        12.54
INVESTOR CLASS SHARES
Inception                       8.72%        INVESTOR CLASS SHARES
 1 Year                        17.78         Inception                       8.12%
                                              1 Year                        12.85

==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS            SHARES FOR THE PERIOD USING BLENDED          FROM 5% BEGINNING AT THE TIME OF
OCTOBER 25, 2005. RETURNS SINCE THAT DATE    RETURNS. CLASS A SHARES' INCEPTION           PURCHASE TO 0% AT THE BEGINNING OF THE
ARE HISTORICAL RETURNS. ALL OTHER            DATE IS DECEMBER 31, 2001.                   SEVENTH YEAR. THE CDSC ON CLASS C SHARES
RETURNS ARE BLENDED RETURNS OF                                                            IS 1% FOR THE FIRST YEAR AFTER PURCHASE.
HISTORICAL CLASS R SHARE PERFORMANCE AND         THE PERFORMANCE DATA QUOTED              CLASS R SHARES DO NOT HAVE A FRONT-END
RESTATED CLASS A SHARE PERFORMANCE (FOR      REPRESENT PAST PERFORMANCE AND CANNOT        SALES CHARGE; RETURNS SHOWN ARE AT NET
PERIODS PRIOR TO THE INCEPTION DATE OF       GUARANTEE COMPARABLE FUTURE RESULTS;         ASSET VALUE AND DO NOT REFLECT A 0.75%
CLASS R SHARES) AT NET ASSET                 CURRENT PERFORMANCE MAY BE LOWER OR          CDSC THAT MAY BE IMPOSED ON A TOTAL
VALUE, ADJUSTED TO REFLECT THE HIGHER        HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      REDEMPTION OF RETIREMENT PLAN ASSETS
RULE 12B-1 FEES APPLICABLE TO CLASS R        FOR THE MOST RECENT MONTH-END                WITHIN THE FIRST YEAR. INVESTOR CLASS
SHARES. CLASS A SHARES' INCEPTION DATE       PERFORMANCE. PERFORMANCE FIGURES REFLECT     SHARES DO NOT HAVE A FRONT-END SALES
IS DECEMBER 31, 2001.                        REINVESTED DISTRIBUTIONS, CHANGES IN NET     CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                             ASSET VALUE AND THE EFFECT OF THE            IS AT NET ASSET VALUE.
    INVESTOR CLASS SHARES' INCEPTION         MAXIMUM SALES CHARGE UNLESS OTHERWISE
DATE IS JULY 15,2005. RETURNS SINCE THAT     STATED. INVESTMENT RETURN AND PRINCIPAL          THE PERFORMANCE OF THE FUND'S SHARE
DATE ARE HISTORICAL RETURNS. ALL OTHER       VALUE WILL FLUCTUATE SO THAT YOU MAY         CLASSES WILL DIFFER PRIMARILY DUE TO
RETURNS ARE BLENDED RETURNS OF               HAVE A GAIN OR LOSS WHEN YOU SELL            DIFFERENT SALES CHARGE STRUCTURES AND
HISTORICAL INVESTOR CLASS SHARE              SHARES.                                      CLASS EXPENSES.
PERFORMANCE AND RESTATED CLASS A SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE            CLASS A SHARE PERFORMANCE REFLECTS           HAD THE ADVISOR NOT WAIVED FEES
INCEPTION DATE OF INVESTOR CLASS SHARES)     THE MAXIMUM 5.50% SALES CHARGE, AND          AND/OR REIMBURSED EXPENSES IN THE
AT NET ASSET VALUE, RESTATED PERFORMANCE     CLASS B AND CLASS C SHARE PERFORMANCE        PAST, PERFORMANCE WOULD HAVE BEEN LOWER.
WILL REFLECT THE RULE 12B-1 FEES             REFLECTS THE APPLICABLE CONTINGENT
APPLICABLE TO CLASS A                        DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED. THE CDSC ON CLASS B
                                             SHARES DECLINES

AIM Diversified Dividend Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Equity          o The quality of services to be provided     o Overall performance of AIM. The Board
Funds (the "Board") oversees the             by AIM. The Board reviewed the               considered the overall performance of
management of AIM Diversified Dividend       credentials and experience of the            AIM in providing investment advisory and
Fund (the "Fund") and, as required by        officers and employees of AIM who will       portfolio administrative services to the
law, determines annually whether to          provide investment advisory services to      Fund and concluded that such performance
approve the continuance of the Fund's        the Fund. In reviewing the                   was satisfactory.
advisory agreement with A I M                qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      o Fees relative to those of clients of
recommendation of the Investments            considered such issues as AIM's              AIM with comparable investment
Committee of the Board, at a meeting         portfolio and product review process,        strategies. The Board reviewed the
held on June 27, 2006, the Board,            various back office support functions        effective advisory fee rate (before
including all of the independent             provided by AIM and AIM's equity and         waivers) for the Fund under the Advisory
trustees, approved the continuance of        fixed income trading operations. Based       Agreement. The Board noted that this
the advisory agreement (the "Advisory        on the review of these and other             rate was (i) below the effective
Agreement") between the Fund and AIM for     factors, the Board concluded that the        advisory fee rates (before waivers) for
another year, effective July 1, 2006.        quality of services to be provided by        three mutual funds advised by AIM with
                                             AIM was appropriate and that AIM             investment strategies comparable to
   The Board considered the factors          currently is providing satisfactory          those of the Fund; (ii) below the
discussed below in evaluating the            services in accordance with the terms of     effective advisory fee rate (before
fairness and reasonableness of the           the Advisory Agreement.                      waivers) for a variable insurance fund
Advisory Agreement at the meeting on                                                      advised by AIM and offered to insurance
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       company separate accounts with
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      investment strategies comparable to
deliberations, the Board and the             the performance of the Fund during the       those of the Fund; (iii) comparable to
independent trustees did not identify        past one and three calendar years            the effective sub-advisory fee rate for
any particular factor that was               against the performance of funds advised     one variable insurance fund sub-advised
controlling, and each trustee attributed     by other advisors with investment            by an AIM affiliate and offered to
different weights to the various             strategies comparable to those of the        insurance company separate accounts
factors.                                     Fund. The Board noted that the Fund's        with investment strategies comparable to
                                             performance in such periods was above        those of the Fund, although the total
   One responsibility of the independent     the median performance of such               advisory fees for such variable
Senior Officer of the Fund is to manage      comparable funds. Based on this review       insurance fund were above those for the
the process by which the Fund's proposed     and after taking account of all of the       Fund; and (iv) above the total advisory
management fees are negotiated to ensure     other factors that the Board considered      fee rates for 39 separately managed
that they are negotiated in a manner         in determining whether to continue the       accounts/wrap accounts managed by an AIM
which is at arms' length and reasonable.     Advisory Agreement for the Fund, the         affiliate with investment strategies
To that end, the Senior Officer must         Board concluded that no changes should       comparable to those of the Fund and
either supervise a competitive bidding       be made to the Fund and that it was not      comparable to or below the total
process or prepare an independent            necessary to change the Fund's portfolio     advisory fee rates for 49 separately
written evaluation. The Senior Officer       management team at this time. Although       managed accounts/wrap accounts managed
has recommended an independent written       the independent written evaluation of        by an AIM affiliate with investment
evaluation in lieu of a competitive          the Fund's Senior Officer (discussed         strategies comparable to those of the
bidding process and, upon the direction      below) only considered Fund performance      Fund. The Board noted that AIM has
of the Board, has prepared such an           through the most recent calendar year,       agreed to limit the Fund's total
independent written evaluation. Such         the Board also reviewed more recent Fund     operating expenses, as discussed below.
written evaluation also considered           performance, which did not change their      Based on this review, the Board
certain of the factors discussed below.      conclusions.                                 concluded that the advisory fee rate for
                                                                                          the Fund under the Advisory Agreement
   The discussion below serves as a          o The performance of the Fund relative       was fair and reasonable.
summary of the Senior Officer's              to indices. The Board reviewed the
independent written evaluation, as well      performance of the Fund during the past      o Fees relative to those of comparable
as a discussion of the material factors      one and three calendar years against the     funds with other advisors. The Board
and the conclusions with respect thereto     performance of the Lipper Large-Cap Core     reviewed the advisory fee rate for the
that formed the basis for the Board's        Index. The Board noted that the Fund's       Fund under the Advisory Agreement. The
approval of the Advisory Agreement.          performance was comparable to the            Board compared effective contractual
After consideration of all of the            performance of such Index for the one        advisory fee rates at a common asset
factors below and based on its informed      year period and above such Index for the     level at the end of the past calendar
business judgment, the Board determined      three year period. Based on this review      year and noted that the Fund's rate was
that the Advisory Agreement is in the        and after taking account of all of the       below the median rate of the funds
best interests of the Fund and its           other factors that the Board considered      advised by other advisors with
shareholders and that the compensation       in determining whether to continue the       investment strategies comparable to
to AIM under the Advisory Agreement is       Advisory Agreement for the Fund, the         those of the Fund that the Board
fair and reasonable and would have been      Board concluded that no changes should       reviewed. The Board noted that AIM has
obtained through arm's length                be made to the Fund and that it was not      agreed to limit the Fund's total
negotiations.                                necessary to change the Fund's portfolio     operating expenses, as discussed below.
                                             management team at this time. Although       Based on this review, the Board
   Unless otherwise stated, information      the independent written evaluation of        concluded that the advisory fee rate for
presented below is as of June 27, 2006       the Fund's Senior Officer (discussed         the Fund under the Advisory Agreement
and does not reflect any changes that        below) only considered Fund performance      was fair and reasonable.
may have occurred since June 27, 2006,       through the most recent calendar year,
including but not limited to changes to      the Board also reviewed more recent Fund     o Expense limitations and fee waivers.
the Fund's performance, advisory fees,       performance, which did not change their      The Board noted that AIM has
expense limitations and/or fee waivers.      conclusions.                                 contractually agreed to waive fees
                                                                                          and/or limit expenses of the Fund
o The nature and extent of the advisory      o Meetings with the Fund's portfolio         through June 30, 2007 in an amount
services to be provided by AIM. The          managers and investment personnel. With      necessary to limit total annual
Board reviewed the services to be            respect to the Fund, the Board is            operating expenses to a specified
provided by AIM under the Advisory           meeting periodically with such Fund's        percentage of average daily net assets
Agreement. Based on such review, the         portfolio managers and/or other              for each class of the Fund. The Board
Board concluded that the range of            investment personnel and believes that       also noted that AIM has voluntarily
services to be provided by AIM under the     such individuals are competent and able      agreed to waive fees and/or limit
Advisory Agreement was appropriate and       to continue to carry out their               expenses of the Fund in an amount
that AIM currently is providing services     responsibilities under the Advisory          necessary to limit total annual
in accordance with the terms of the          Agreement.                                   operating
Advisory Agreement.

                                                                                                                        (continued)

AIM Diversified Dividend Fund

expenses to a specified percentage of        o Independent written evaluation and         employed by AIM and its affiliates to
average daily net assets for each class      recommendations of the Fund's Senior         provide those services. Based on the
of the Fund that is lower than the           Officer. The Board noted that, upon          review of these and other factors, the
contractual agreement. The Board             their direction, the Senior Officer of       Board concluded that AIM and its
considered the contractual and voluntary     the Fund, who is independent of AIM and      affiliates were qualified to continue to
nature of these fee waivers/expense          AIM's affiliates, had prepared an            provide non-investment advisory services
limitations and noted that the               independent written evaluation in order      to the Fund, including administrative,
contractual agreement remains in effect      to assist the Board in determining the       transfer agency and distribution
until June 30, 2007 and that the             reasonableness of the proposed               services, and that AIM and its
voluntary agreement can be terminated at     management fees of the AIM Funds,            affiliates currently are providing
any time by AIM without further notice       including the Fund. The Board noted that     satisfactory non-investment advisory
to investors. The Board considered the       the Senior Officer's written evaluation      services.
effect these fee waivers/expense             had been relied upon by the Board in
limitations would have on the Fund's         this regard in lieu of a competitive         o Other factors and current trends. The
estimated expenses and concluded that        bidding process. In determining whether      Board considered the steps that AIM and
the levels of fee waivers/expense            to continue the Advisory Agreement for       its affiliates have taken over the last
limitations for the Fund were fair and       the Fund, the Board considered the           several years, and continue to take, in
reasonable.                                  Senior Officer's written evaluation.         order to improve the quality and
                                                                                          efficiency of the services they provide
o Breakpoints and economies of scale.        o Profitability of AIM and its               to the Funds in the areas of investment
The Board reviewed the structure of the      affiliates. The Board reviewed               performance, product line
Fund's advisory fee under the Advisory       information concerning the profitability     diversification, distribution, fund
Agreement, noting that it includes six       of AIM's (and its affiliates')               operations, shareholder services and
breakpoints. The Board reviewed the          investment advisory and other activities     compliance. The Board concluded that
level of the Fund's advisory fees, and       and its financial condition. The Board       these steps taken by AIM have improved,
noted that such fees, as a percentage of     considered the overall profitability of      and are likely to continue to improve,
the Fund's net assets, have decreased as     AIM, as well as the profitability of AIM     the quality and efficiency of the
net assets increased because the             in connection with managing the Fund.        services AIM and its affiliates provide
Advisory Agreement includes breakpoints.     The Board noted that AIM's operations        to the Fund in each of these areas, and
The Board noted that, due to the Fund's      remain profitable, although increased        support the Board's approval of the
asset levels at the end of the past          expenses in recent years have reduced        continuance of the Advisory Agreement
calendar year and the way in which the       AIM's profitability. Based on the review     for the Fund.
advisory fee breakpoints have been           of the profitability of AIM's and its
structured, the Fund has yet to fully        affiliates' investment advisory and
benefit from the breakpoints. The Board      other activities and its financial
concluded that the Fund's fee levels         condition, the Board concluded that the
under the Advisory Agreement therefore       compensation to be paid by the Fund to
reflect economies of scale and that it       AIM under its Advisory Agreement was not
was not necessary to change the advisory     excessive.
fee breakpoints in the Fund's advisory
fee schedule.                                o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized
o Investments in affiliated money market     by AIM as a result of brokerage
funds. The Board also took into account      transactions executed through "soft
the fact that uninvested cash and cash       dollar" arrangements. Under these
collateral from securities lending           arrangements, brokerage commissions paid
arrangements, if any (collectively,          by the Fund and/or other funds advised
"cash balances") of the Fund may be          by AIM are used to pay for research and
invested in money market funds advised       execution services. This research may
by AIM pursuant to the terms of an SEC       be used by AIM in making investment
exemptive order. The Board found that        decisions for the Fund. The Board
the Fund may realize certain benefits        concluded that such arrangements were
upon investing cash balances in AIM          appropriate.
advised money market funds, including a
higher net return, increased liquidity,      o AIM's financial soundness in light of
increased diversification or decreased       the Fund's needs. The Board considered
transaction costs. The Board also found      whether AIM is financially sound and has
that the Fund will not receive reduced       the resources necessary to perform its
services if it invests its cash balances     obligations under the Advisory
in such money market funds. The Board        Agreement, and concluded that AIM has
noted that, to the extent the Fund           the financial resources necessary to
invests uninvested cash in affiliated        fulfill its obligations under the
money market funds, AIM has voluntarily      Advisory Agreement.
agreed to waive a portion of the
advisory fees it receives from the Fund      o Historical relationship between the
attributable to such investment. The         Fund and AIM. In determining whether to
Board further determined that the            continue the Advisory Agreement for the
proposed securities lending program          Fund, the Board also considered the
and related procedures with respect to       prior relationship between AIM and the
the lending Fund is in the best              Fund, as well as the Board's knowledge
interests of the lending Fund and its        of AIM's operations, and concluded that
respective shareholders. The Board           it was beneficial to maintain the
therefore concluded that the investment      current relationship, in part, because
of cash collateral received in               of such knowledge. The Board also
connection with the securities lending       reviewed the general nature of the
program in the money market funds            non-investment advisory services
according to the procedures is in the        currently performed by AIM and its
best interests of the lending Fund and       affiliates, such as administrative,
its respective shareholders.                 transfer agency and distribution
                                             services, and the fees received by AIM
                                             and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the trustees also considered
                                             the organizational structure

Supplement to Annual Report dated 10/31/06

AIM Diversified Dividend Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                                 For periods ended 10/31/06            CHARGE; THEREFORE, PERFORMANCE IS AT NAV.
The following information has been prepared      Inception                     8.77%   PERFORMANCE OF INSTITUTIONAL CLASS SHARES
provide Institutional Class shareholders with       1 Year                    17.96    WILL DIFFER FROM PERFORMANCE OF OTHER SHARE
a performance overview specific to their            6 Months*                  7.18    CLASSES PRIMARILY DUE TO DIFFERING SALES
holdings. Institutional Class shares are                                               CHARGES AND CLASS EXPENSES.
offered exclusively to institutional             ===================================
investors, including defined contribution
plans that meet certain criteria.                AVERAGE ANNUAL TOTAL RETURNS               HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                 For periods ended 9/30/06, most       REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
                                                 recent calendar quarter-end           WOULD HAVE BEEN LOWER.

                                                 Inception                     8.16%        PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                    1 Year                    13.11    INDICATIVE OF FUTURE RESULTS. MORE RECENT
                                                    6 Months*                  5.16    RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
                                                                                       ALL RETURNS ASSUME REINVESTMENT OF
                                                 *Cumulative total return that has     DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
                                                 not been annualized                   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                 ===================================   SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                                                                                       LESS THAN THEIR ORIGINAL COST. SEE FULL
                                                 INSTITUTIONAL CLASS SHARES'           REPORT FOR INFORMATION ON COMPARATIVE
                                                 INCEPTION DATE IS OCTOBER 25, 2005.   BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 RETURNS SINCE THAT DATE ARE           PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 HISTORICAL RETURNS. ALL OTHER         CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 RETURNS ARE BLENDED RETURNS OF        800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS
                                                 DECEMBER 31, 2001.

==============================================

NASDAQ SYMBOL                            DDFIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                           [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   DDI-INS-1   A I M Distributors, Inc     --REGISTERED TRADEMARK--          --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur          divide your account value by $1,000        The hypothetical account values and
ongoing costs, including management fees and     (for example, an $8,600 account       expenses may not be used to estimate the
other Fund expenses. This example is intended    value divided by $1,000 = 8.6),       actual ending account balance or expenses you
to help you understand your ongoing costs (in    then multiply the result by the       paid for the period. You may use this
dollars) of investing in the Fund and to         number in the table under the         information to compare the ongoing costs of
compare these costs with ongoing costs of        heading entitled "Actual Expenses     investing in the Fund and other funds. To do
investing in other mutual funds. The example     Paid During Period" to estimate the   so, compare this 5% hypothetical example with
is based on an investment of $1,000 invested     expenses you paid on your account     the 5% hypothetical examples that appear in
at the beginning of the period and held for      during this period.                   the shareholder reports of the other funds.
the entire period May 1, 2006, through October
31, 2006.                                        Hypothetical example for comparison        Please note that the expenses shown in
                                                 purposes                              the table are meant to highlight your ongoing
Actual expenses                                                                        costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
The table below provides information about       information about hypothetical        costs only, and will not help you determine
actual account values and actual expenses. You   account values and hypothetical       the relative total costs of owning different
may use the information in this table,           expenses based on the Fund's actual   funds.
together with the amount you invested, to        expense ratio and an assumed rate
estimate the expenses that you paid over the     of return of 5% per year before
period. Simply                                   expenses, which is not the Fund's
                                                 actual return. The Fund's actual
                                                 cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                                     HYPOTHETICAL
                                                       ACTUAL                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING             EXPENSES             ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS               (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

Institutional          $1,000.00            $1,071.80             $3.08             $1,022.23             $3.01             0.59%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM   DDI-INS-1   A I M Distributors, Inc.

AIM Diversified Dividend Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-94.00%

AEROSPACE & DEFENSE-4.59%

Honeywell International Inc.                       271,700   $   11,444,004
---------------------------------------------------------------------------
Raytheon Co.                                       600,400       29,989,980
---------------------------------------------------------------------------
United Technologies Corp.                          744,600       48,935,112
===========================================================================
                                                                 90,369,096
===========================================================================

APPAREL RETAIL-3.65%

Limited Brands, Inc.                             1,508,900       44,467,283
---------------------------------------------------------------------------
TJX Cos., Inc. (The)                               945,400       27,369,330
===========================================================================
                                                                 71,836,613
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.16%

VF Corp.                                           301,300       22,901,813
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.86%

Bank of New York Co., Inc. (The)                   468,500       16,102,345
---------------------------------------------------------------------------
Federated Investors, Inc.-Class B                  471,360       16,162,934
---------------------------------------------------------------------------
State Street Corp.                                 374,600       24,060,558
===========================================================================
                                                                 56,325,837
===========================================================================

AUTO PARTS & EQUIPMENT-1.09%

Johnson Controls, Inc.                             263,100       21,453,174
===========================================================================

BREWERS-1.46%

Anheuser-Busch Cos., Inc.                          605,300       28,703,326
===========================================================================

CASINOS & GAMING-1.08%

International Game Technology                      502,101       21,344,313
===========================================================================

COMPUTER HARDWARE-3.59%

Hewlett-Packard Co.                                803,900       31,143,086
---------------------------------------------------------------------------
International Business Machines Corp.              428,100       39,526,473
===========================================================================
                                                                 70,669,559
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.24%

Automatic Data Processing, Inc.                    532,100       26,307,024
---------------------------------------------------------------------------
First Data Corp.                                   385,400        9,345,950
---------------------------------------------------------------------------
Western Union Co.(a)                               385,400        8,498,070
===========================================================================
                                                                 44,151,044
===========================================================================

DISTRIBUTORS-0.69%

Genuine Parts Co.                                  300,300       13,669,656
===========================================================================

DIVERSIFIED BANKS-1.25%

U.S. Bancorp                                       419,200       14,185,728
---------------------------------------------------------------------------
Wachovia Corp.                                     188,300       10,450,650
===========================================================================
                                                                 24,636,378
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-1.65%

E. I. du Pont de Nemours and Co.                   464,500   $   21,274,100
---------------------------------------------------------------------------
PPG Industries, Inc.                               163,200       11,162,880
===========================================================================
                                                                 32,436,980
===========================================================================

ELECTRIC UTILITIES-2.74%

American Electric Power Co., Inc.                  720,000       29,829,600
---------------------------------------------------------------------------
Exelon Corp.                                       388,800       24,097,824
===========================================================================
                                                                 53,927,424
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.28%

Emerson Electric Co.                               533,300       45,010,520
===========================================================================

FOREST PRODUCTS-1.15%

Weyerhaeuser Co.                                   357,200       22,714,348
===========================================================================

GENERAL MERCHANDISE STORES-1.35%

Target Corp.                                       449,900       26,625,082
===========================================================================

HEALTH CARE EQUIPMENT-3.40%

Baxter International Inc.                          505,000       23,214,850
---------------------------------------------------------------------------
Medtronic, Inc.                                    574,500       27,966,660
---------------------------------------------------------------------------
Stryker Corp.                                      300,300       15,702,687
===========================================================================
                                                                 66,884,197
===========================================================================

HOME IMPROVEMENT RETAIL-1.23%

Home Depot, Inc. (The)                             646,500       24,133,845
===========================================================================

HOUSEHOLD APPLIANCES-0.84%

Snap-on Inc.                                       351,900       16,549,857
===========================================================================

HOUSEHOLD PRODUCTS-2.09%

Colgate-Palmolive Co.                              187,500       11,994,375
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               438,900       29,195,628
===========================================================================
                                                                 41,190,003
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                              374,400       18,450,432
===========================================================================

INDUSTRIAL CONGLOMERATES-2.55%

General Electric Co.                             1,428,000       50,137,080
===========================================================================

INDUSTRIAL GASES-0.74%

Praxair, Inc.                                      242,800       14,628,700
===========================================================================

INDUSTRIAL MACHINERY-2.66%

Illinois Tool Works Inc.                           735,734       35,263,731
---------------------------------------------------------------------------
Pentair, Inc.                                      518,000       17,062,920
===========================================================================
                                                                 52,326,651
===========================================================================

AIM Diversified Dividend Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

INSURANCE BROKERS-1.20%

Marsh & McLennan Cos., Inc.                        801,200   $   23,587,328
===========================================================================

INTEGRATED OIL & GAS-4.10%

Eni S.p.A. (Italy)(b)                              412,800       12,492,478
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  373,300       26,661,086
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         531,800       24,962,692
---------------------------------------------------------------------------
Total S.A. (France)(b)                             243,404       16,564,566
===========================================================================
                                                                 80,680,822
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.03%

AT&T Inc.                                          609,000       20,858,250
---------------------------------------------------------------------------
BellSouth Corp.                                    859,900       38,781,490
===========================================================================
                                                                 59,639,740
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.78%

Merrill Lynch & Co., Inc.                          181,400       15,857,988
---------------------------------------------------------------------------
Morgan Stanley                                     252,100       19,268,003
===========================================================================
                                                                 35,125,991
===========================================================================

MULTI-LINE INSURANCE-0.49%

Genworth Financial Inc.-Class A                    287,900        9,627,376
===========================================================================

MULTI-UTILITIES-2.05%

Dominion Resources, Inc.                           317,000       25,673,830
---------------------------------------------------------------------------
Wisconsin Energy Corp.                             322,000       14,792,680
===========================================================================
                                                                 40,466,510
===========================================================================

OIL & GAS DRILLING-0.44%

GlobalSantaFe Corp.                                168,400        8,739,960
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.50%

Bank of America Corp.                              422,500       22,760,075
---------------------------------------------------------------------------
Citigroup Inc.                                     530,000       26,584,800
===========================================================================
                                                                 49,344,875
===========================================================================

PACKAGED FOODS & MEATS-2.29%

General Mills, Inc.                                582,600       33,103,332
---------------------------------------------------------------------------
Sara Lee Corp.                                     700,300       11,975,130
===========================================================================
                                                                 45,078,462
===========================================================================

PHARMACEUTICALS-10.05%

Abbott Laboratories                                698,700       33,195,237
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           571,400       14,142,150
---------------------------------------------------------------------------
Johnson & Johnson                                  707,700       47,698,980
---------------------------------------------------------------------------
Lilly (Eli) and Co.                                558,500       31,281,585
---------------------------------------------------------------------------
Merck & Co. Inc.                                   309,200       14,043,864
---------------------------------------------------------------------------
Pfizer Inc.                                      1,476,780       39,356,187
---------------------------------------------------------------------------
Wyeth                                              357,000       18,217,710
===========================================================================
                                                                197,935,713
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-1.82%

MBIA Inc.                                          344,000   $   21,334,880
---------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                284,900       14,566,937
===========================================================================
                                                                 35,901,817
===========================================================================

PUBLISHING-1.16%

Gannett Co., Inc.                                  387,600       22,922,664
===========================================================================

REGIONAL BANKS-4.15%

Fifth Third Bancorp                                908,100       36,187,785
---------------------------------------------------------------------------
North Fork Bancorp., Inc.                          669,100       19,122,878
---------------------------------------------------------------------------
SunTrust Banks, Inc.                               335,000       26,461,650
===========================================================================
                                                                 81,772,313
===========================================================================

RESTAURANTS-0.84%

OSI Restaurant Partners, Inc.                      500,200       16,641,654
===========================================================================

SEMICONDUCTORS-2.52%

Linear Technology Corp.                            851,700       26,504,904
---------------------------------------------------------------------------
Texas Instruments Inc.                             763,900       23,054,502
===========================================================================
                                                                 49,559,406
===========================================================================

SOFT DRINKS-0.79%

Coca-Cola Co. (The)                                331,300       15,478,336
===========================================================================

SPECIALIZED CONSUMER SERVICES-0.94%

H&R Block, Inc.                                    845,000       18,471,700
===========================================================================

SPECIALTY CHEMICALS-0.93%

Ecolab Inc.                                        403,000       18,276,050
===========================================================================

SYSTEMS SOFTWARE-1.91%

Microsoft Corp.                                  1,313,500       37,710,585
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.11%

Fannie Mae                                         452,600       26,821,076
---------------------------------------------------------------------------
Hudson City Bancorp, Inc.                        1,076,300       14,777,599
===========================================================================
                                                                 41,598,675
===========================================================================

TOBACCO-1.62%

Altria Group, Inc.                                 391,600       31,848,828
===========================================================================
    Total Common Stocks (Cost $1,562,283,906)                 1,851,484,733
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.30%

U.S. TREASURY NOTES-0.30%

3.38%, 02/28/07(c)                             $ 3,000,000        2,983,350
---------------------------------------------------------------------------
3.38%, 02/15/08(c)                               3,000,000        2,946,570
===========================================================================
    Total U.S. Treasury Securities (Cost
      $5,979,082)                                                 5,929,920
===========================================================================

AIM Diversified Dividend Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-5.50%

Liquid Assets Portfolio-Institutional
  Class(d)                                      54,198,593   $   54,198,593
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        54,198,593       54,198,593
===========================================================================
    Total Money Market Funds (Cost
      $108,397,186)                                             108,397,186
===========================================================================
TOTAL INVESTMENTS-99.80% (Cost
  $1,676,660,174)                                             1,965,811,839
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                               3,989,748
===========================================================================
NET ASSETS-100.00%                                           $1,969,801,587
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $29,057,044, which represented 1.48% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2006 was $5,929,920, which represented 0.30% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $1,568,262,988)   $1,857,414,653
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $108,397,186)                            108,397,186
============================================================
  Total investments (cost $1,676,660,174)      1,965,811,839
============================================================
Foreign currencies, at value (cost $265,617)         268,008
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,271,418
------------------------------------------------------------
  Investments sold to affiliates                     850,557
------------------------------------------------------------
  Fund shares sold                                 1,313,426
------------------------------------------------------------
  Dividends and Interest                           2,474,335
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               584,592
------------------------------------------------------------
Other assets                                          46,933
============================================================
    Total assets                               1,974,621,108
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              970,056
------------------------------------------------------------
  Fund shares reacquired                           1,909,358
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 718,205
------------------------------------------------------------
  Fund expenses advanced                              47,287
------------------------------------------------------------
Accrued distribution fees                            367,081
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,271
------------------------------------------------------------
Accrued transfer agent fees                          623,808
------------------------------------------------------------
Accrued operating expenses                           180,455
============================================================
    Total liabilities                              4,819,521
============================================================
Net assets applicable to shares outstanding   $1,969,801,587
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,596,378,948
------------------------------------------------------------
Undistributed net investment income                1,806,095
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      82,462,488
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              289,154,056
============================================================
                                              $1,969,801,587
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  262,276,255
____________________________________________________________
============================================================
Class B                                       $   98,900,799
____________________________________________________________
============================================================
Class C                                       $   56,354,236
____________________________________________________________
============================================================
Class R                                       $      429,968
____________________________________________________________
============================================================
Investor Class                                $1,522,234,619
____________________________________________________________
============================================================
Institutional Class                           $   29,605,710
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,895,668
____________________________________________________________
============================================================
Class B                                            7,189,358
____________________________________________________________
============================================================
Class C                                            4,100,931
____________________________________________________________
============================================================
Class R                                               30,975
____________________________________________________________
============================================================
Investor Class                                   109,684,797
____________________________________________________________
============================================================
Institutional Class                                2,133,439
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.88
------------------------------------------------------------
  Offering price per share
  (Net asset value of $13.88 divided by
    94.50%)                                   $        14.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.76
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.74
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        13.88
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        13.88
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        13.88
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $210,819)        $ 43,189,099
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     2,855,017
--------------------------------------------------------------------------
Interest                                                           226,509
==========================================================================
    Total investment income                                     46,270,625
==========================================================================

EXPENSES:

Advisory fees                                                   10,028,238
--------------------------------------------------------------------------
Administrative services fees                                       447,084
--------------------------------------------------------------------------
Custodian fees                                                     151,644
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          572,983
--------------------------------------------------------------------------
  Class B                                                          944,380
--------------------------------------------------------------------------
  Class C                                                          466,478
--------------------------------------------------------------------------
  Class R                                                              756
--------------------------------------------------------------------------
  Investor Class                                                 1,768,474
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   3,763,808
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,350
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           29,030
--------------------------------------------------------------------------
Other                                                              468,550
==========================================================================
    Total expenses                                              18,642,775
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (801,059)
==========================================================================
    Net expenses                                                17,841,716
==========================================================================
Net investment income                                           28,428,909
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $59,854)                              83,605,237
--------------------------------------------------------------------------
  Foreign currencies                                                (1,798)
==========================================================================
                                                                83,603,439
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        199,428,770
--------------------------------------------------------------------------
  Foreign currencies                                                 3,088
==========================================================================
                                                               199,431,858
==========================================================================
Net gain from investment securities and foreign currencies     283,035,297
==========================================================================
Net increase in net assets resulting from operations          $311,464,206
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   28,428,909    $    8,389,133
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      83,603,439        27,219,604
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 199,431,858       (57,210,846)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  311,464,206       (21,602,109)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,086,793)       (1,900,682)
----------------------------------------------------------------------------------------------
  Class B                                                           (668,366)         (595,295)
----------------------------------------------------------------------------------------------
  Class C                                                           (331,431)         (251,639)
----------------------------------------------------------------------------------------------
  Class R                                                             (2,051)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (21,911,514)       (5,537,164)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (253,928)               --
==============================================================================================
    Total distributions from net investment income               (26,254,083)       (8,284,780)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (2,831,926)       (1,261,433)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,224,877)         (887,849)
----------------------------------------------------------------------------------------------
  Class C                                                           (591,537)         (318,378)
----------------------------------------------------------------------------------------------
  Class R                                                               (136)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (20,043,897)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                 (3,759)               --
==============================================================================================
    Total distributions from net realized gains                  (24,696,132)       (2,467,660)
==============================================================================================
    Decrease in net assets resulting from distributions          (50,950,215)      (10,752,440)
==============================================================================================
Share transactions-net:
  Class A                                                         18,263,287       146,191,618
----------------------------------------------------------------------------------------------
  Class B                                                         (6,409,806)       44,099,057
----------------------------------------------------------------------------------------------
  Class C                                                          4,279,812        29,372,653
----------------------------------------------------------------------------------------------
  Class R                                                            392,930            10,000
----------------------------------------------------------------------------------------------
  Investor Class                                                (231,151,076)    1,584,319,461
----------------------------------------------------------------------------------------------
  Institutional Class                                             27,697,517            47,507
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (186,927,336)    1,804,040,296
==============================================================================================
    Net increase in net assets                                    73,586,655     1,771,685,747
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,896,214,932       124,529,185
==============================================================================================
  End of year (including undistributed net investment income
    of $1,806,095 and $(307,559), respectively)               $1,969,801,587    $1,896,214,932
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM Diversified Dividend Fund

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are paid quarterly and net realized capital gain, if any, is generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

AIM Diversified Dividend Fund

     Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.60%
--------------------------------------------------------------------
Next $350 million                                             0.55%
--------------------------------------------------------------------
Next $1.3 billion                                             0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.25%, 1.00% and 0.75% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R , Investor Class and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.40% and 1.15% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $6,043 and reimbursed class level expenses of $67,516, $122,258, $60,389, $45 and $446,599 for Class A, Class B, Class C, Class R and Investor Class shares, respectively. At October 31, 2006, the advisor advanced to the Fund $47,287 for payment of Fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,086.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $447,084.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the

AIM Diversified Dividend Fund

Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $3,763,808 for Class A, Class B, Class C, Class R and Investor Class shares and $1,350 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $572,983, $944,380, $466,478, $756 and $1,768,474, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $88,939 in front-end sales commissions from the sale of Class A shares and $8,232, $55,762, $5,932 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $39,379,766      $146,288,169      $(131,469,342)        $   --        $ 54,198,593     $1,425,576      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        76,883,564        (22,684,971)            --          54,198,593        666,650          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            39,379,766        95,740,295       (135,120,061)            --                  --        762,791          --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $78,759,532      $318,912,028      $(289,274,374)        $   --        $108,397,186     $2,855,017      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $969,929, which resulted in net realized gains of $59,854, and securities purchases of $2,966,172.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $96,123.

AIM Diversified Dividend Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $9,712 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $39,895,528    $ 9,650,189
----------------------------------------------------------------------------------------
Long-term capital gain                                         11,054,687      1,102,251
========================================================================================
  Total distributions                                         $50,950,215    $10,752,440
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   13,183,393
------------------------------------------------------------------------------
Undistributed long-term gain                                        72,704,645
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             287,956,880
------------------------------------------------------------------------------
Temporary book/tax differences                                        (422,279)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,596,378,948
==============================================================================
  Total net assets                                              $1,969,801,587
______________________________________________________________________________
==============================================================================

AIM Diversified Dividend Fund


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $2,391.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of October 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $165,323,944 and $412,055,316, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $324,137,982
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (36,183,493)
==============================================================================
Net unrealized appreciation of investment securities             $287,954,489
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,677,857,350.

NOTE 10 --RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of corporate actions, reorganization expenses and foreign currencies, on October 31, 2006, undistributed net investment income was decreased by $61,172, undistributed net realized gains was increased by $66,797 and shares of beneficial interest decreased by $5,625. This reclassification had no effect on the net assets of the Fund.

AIM Diversified Dividend Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                                ------------------------------------------------------------
                                                                          2006(a)                          2005
                                                                ---------------------------    -----------------------------
                                                                  SHARES         AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         6,950,288   $  89,904,101     13,366,462    $  162,870,472
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         2,123,032      27,181,960      5,147,569        61,668,926
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         1,313,145      17,092,506      2,592,218        30,951,388
----------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                         36,096         472,177            830            10,000
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                               2,424,328      31,254,402        785,388         9,516,788
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(d)                                          2,301,390      29,960,920          3,940            47,507
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           441,148       5,620,783        240,678         2,899,503
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                           139,034       1,749,870        111,219         1,322,000
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                            65,628         825,919         43,783           520,338
----------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                            168           2,187             --                --
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                               3,058,799      38,929,501        414,470         5,093,831
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(d)                                             19,848         257,687             --                --
============================================================================================================================
Issued in connection with acquisitions:(e)
  Class A                                                                --              --        805,015         9,990,447
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                                --              --        126,959         1,560,956
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                                --              --        427,503         5,254,987
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                                      --              --    134,782,259     1,672,062,947
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           639,340       8,263,997        415,881         5,018,665
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (645,065)     (8,263,997)      (419,467)       (5,018,665)
============================================================================================================================
Reacquired:
  Class A                                                        (6,637,587)    (85,525,594)    (2,857,287)      (34,587,469)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,120,974)    (27,077,639)    (1,287,821)      (15,434,160)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (1,072,394)    (13,638,613)      (616,105)       (7,354,060)
----------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                         (6,119)        (81,434)            --                --
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                             (23,451,173    (301,334,979)    (8,329,274)     (102,354,105)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(d)                                           (191,739)     (2,521,090)            --                --
============================================================================================================================
                                                                (14,612,807)  $(186,927,336)   145,754,220    $1,804,040,296
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Class R shares commenced sales on October 25, 2005.
(c)  Investor Class shares commenced sales on July 15, 2005.
(d)  Institutional Class shares commenced operations on October 25, 2005.
(e) As of the opening of business on July 18, 2005, the Fund acquired all the net assets of AIM Core Stock Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 23, 2005 and AIM Core Stock Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 136,141,736 shares of the Fund for 169,144,399 shares of AIM Core Stock Fund outstanding as of the close of business on July 15, 2005. Each class of shares of AIM Core Stock Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Core Stock Fund to the net asset value of the Fund on the close of business, July 15, 2005. AIM Core Stock Fund's net assets as of the close of business on July 15, 2005 of $1,688,869,337, including $137,673,754 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $279,480,415. The combined aggregate net assets of the Fund subsequent to the reorganization were $1,968,349,752.

AIM Diversified Dividend Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                                                                                                (DATE OPERATIONS
                                                                       YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                                        ----------------------------------------------------       OCTOBER 31,
                                                          2006             2005            2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  12.11         $  11.48         $ 10.26    $  8.70         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.19(a)          0.17(b)         0.14       0.06(a)        (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             1.92             0.85            1.23       1.54           (1.27)
=================================================================================================================================
    Total from investment operations                        2.11             1.02            1.37       1.60           (1.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.18)           (0.18)          (0.15)     (0.04)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.16)           (0.21)             --         --              --
=================================================================================================================================
    Total distributions                                    (0.34)           (0.39)          (0.15)     (0.04)             --
=================================================================================================================================
Net asset value, end of period                          $  13.88         $  12.11         $ 11.48    $ 10.26         $  8.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            17.66%            8.92%          13.36%     18.39%         (13.00)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $262,276         $212,029         $63,513    $22,375         $ 7,834
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.00%(d)         1.00%           1.00%      1.51%           1.75%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.03%(d)         1.15%           1.70%      2.12%           4.26%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    1.43%(d)         1.27%(b)        1.27%      0.65%          (0.34)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     9%              22%             30%        72%             42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 1.24%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $229,192,909.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                                                                                                (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                          --------------------------------------------------       OCTOBER 31,
                                                           2006            2005            2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.01         $ 11.38         $ 10.17    $  8.65         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.10(a)         0.09(b)         0.07       0.00(a)        (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              1.90            0.85            1.21       1.53           (1.27)
=================================================================================================================================
    Total from investment operations                         2.00            0.94            1.28       1.53           (1.35)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.09)          (0.10)          (0.07)     (0.01)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.16)          (0.21)             --         --              --
=================================================================================================================================
    Total distributions                                     (0.25)          (0.31)          (0.07)     (0.01)             --
=================================================================================================================================
Net asset value, end of period                            $ 13.76         $ 12.01         $ 11.38    $ 10.17         $  8.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             16.87%           8.28%          12.63%     17.67%         (13.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $98,901         $92,394         $45,700    $21,582         $ 7,100
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.65%(d)        1.65%           1.65%      2.16%           2.40%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.78%(d)        1.85%           2.35%      2.77%           4.91%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.78%(d)        0.62%(b)        0.62%      0.00%          (0.99)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      9%             22%             30%        72%             42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $94,437,993.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                                                                                                (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                           -------------------------------------------------       OCTOBER 31,
                                                            2006            2005            2004       2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 11.99         $ 11.37         $ 10.16    $ 8.65         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.10(a)         0.09(b)         0.07      0.00(a)        (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.90            0.84            1.21      1.52           (1.27)
=================================================================================================================================
    Total from investment operations                          2.00            0.93            1.28      1.52           (1.35)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.09)          (0.10)          (0.07)    (0.01)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.16)          (0.21)             --        --              --
=================================================================================================================================
    Total distributions                                      (0.25)          (0.31)          (0.07)    (0.01)             --
=================================================================================================================================
Net asset value, end of period                             $ 13.74         $ 11.99         $ 11.37    $10.16         $  8.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              16.90%           8.20%          12.64%    17.55%         (13.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $56,354         $45,513         $15,316    $5,848         $ 1,116
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.65%(d)        1.65%           1.65%     2.16%           2.40%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.78%(d)        1.85%           2.35%     2.77%           4.91%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.78%(d)        0.62%(b)        0.62%     0.00%          (0.99)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                       9%             22%             30%       72%             42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $46,647,993.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                           CLASS R
                                                              ----------------------------------
                                                                                OCTOBER 25, 2005
                                                                                  (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2006                 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.11               $11.99
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16(a)              0.00
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.92                 0.12
================================================================================================
    Total from investment operations                              2.08                 0.12
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.15)                  --
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)                  --
================================================================================================
    Total distributions                                          (0.31)                  --
================================================================================================
Net asset value, end of period                                  $13.88               $12.11
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  17.38%                1.00%
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  430               $   10
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.25%(c)             1.25%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(c)             1.39%(d)
================================================================================================
Ratio of net investment income to average net assets              1.18%(c)             1.03%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           9%                  22%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $151,264.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                      INVESTOR CLASS
                                                              -------------------------------
                                                                                JULY 15, 2005
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    12.11         $    12.36
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                          0.20(a)            0.05
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     1.92              (0.26)
=============================================================================================
    Total from investment operations                                2.12              (0.21)
=============================================================================================
Less distributions:
  Dividends from net investment income                             (0.19)             (0.04)
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.16)                --
=============================================================================================
    Total distributions                                            (0.35)             (0.04)
=============================================================================================
Net asset value, end of period                                $    13.88         $    12.11
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                    17.77%             (1.68)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,522,235         $1,546,221
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.87%(c)           0.97%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.90%(c)           1.09%(d)
=============================================================================================
Ratio of net investment income to average net assets                1.56%(c)           1.30%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                             9%                22%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,516,037,078.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                OCTOBER 25, 2005
                                                                                  (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2006                 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 12.12              $11.99
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02(a)             0.00
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           2.12                0.13
================================================================================================
    Total from investment operations                               2.14                0.13
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.22)                 --
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.16)                 --
================================================================================================
    Total distributions                                           (0.38)                 --
================================================================================================
Net asset value, end of period                                  $ 13.88              $12.12
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   17.96%               1.08%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,606              $   48
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(c)            0.68%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.59%(c)            0.80%(d)
================================================================================================
Ratio of net investment income to average net assets               1.84%(c)            1.59%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                            9%                 22%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,180,631.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Diversified Dividend Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Diversified Dividend Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Diversified Dividend Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Diversified Dividend Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 86.85% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $11,054,687 for the Fund's tax year ended October 31, 2006.

  For its tax year ended October 31, 2006, the Fund designates 87.40%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.48% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended October 31, 2006, the Fund designates 5.03%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The Fund designates qualified short-term capital gain distributions exempt from U.S. tax for non-resident alien shareholders of $1,198 for the Fund's tax year end October 31, 2006.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 4.99%, 4.84%, 5.59% and 7.28%, respectively.

AIM Diversified Dividend Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Diversified Dividend Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


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                                                  [YOUR GOALS. OUR SOLUTIONS.]
                                                    --Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
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------------------------------------------------------------------------------                     --Registered Trademark--

DOMESTIC EQUITY                                                    AIM LARGE CAP
                                                                BASIC VALUE FUND
Large-Cap Value
                                Annual Report to Shareholders o October 31, 2006

Table of Contents

Supplemental Information ...........   2
Letters to Shareholders ............   3
Performance Summary ................   5
Management Discussion ..............   5
Fund Expenses ......................   7
Long-term Fund Performance .........   8
Approval of Advisory Agreement .....  10
Schedule of Investments ............ F-1
Financial Statements ............... F-3
Notes to Financial Statements ...... F-5
Financial Highlights ...............F-12
Auditor's Report ...................F-17
Tax Disclosures ....................F-18
Trustees and Officers ..............F-19              [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]       [GRAPHIC]       [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
  EQUITY]    GLOBAL EQUITY]      EQUITY]

[GRAPHIC]       [GRAPHIC]       [GRAPHIC]

  [FIXED        [ALLOCATION     [DIVERSIFIED
  INCOME]       SOLUTIONS]      PORTFOLIOS]

  [AIM INVESTMENTS LOGO]
 --Registered Trademark--

AIM Large Cap Basic Value Fund

AIM LARGE CAP BASIC VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o Although the Fund's return during          net asset values for shareholder
                                             certain periods was positively impacted      transactions and the returns based on
o Class B shares are not available as an     by its investment in initial public          those net asset values may differ from
investment for retirement plans              offerings (IPOs), there can be no            the net asset values and returns
maintained pursuant to Section 401 of        assurance that the Fund will have            reported in the Financial Highlights.
the Internal Revenue Code, including         favorable IPO investment opportunities
401(k) plans, money purchase pension         in the future.                               o Industry classifications used in this
plans and profit sharing plans. Plans                                                     report are generally according to the
that had existing accounts invested in                                                    Global Industry Classification Standard,
Class B shares prior to September 30,        ABOUT INDEXES USED IN THIS REPORT            which was developed by and is the
2003, will continue to be allowed to                                                      exclusive property and a service mark of
make additional purchases.                   o The unmanaged LIPPER LARGE-CAP VALUE       Morgan Stanley Capital International
                                             FUNDS INDEX represents an average of the     Inc. and Standard & Poor's.
o Class R shares are available only to       performance of the 30 largest
certain retirement plans. Please see the     large-capitalization value funds tracked     The Fund provides a complete list of its
prospectus for more information.             by Lipper Inc., an independent mutual        holdings four times in each fiscal year,
                                             fund performance monitor.                    at the quarter-ends. For the second and
                                                                                          fourth quarters, the lists appear in the
o Investor Class shares are closed to        o The unmanaged RUSSELL 1000--Registered     Value Fund's semiannual and annual reports
most investors. For more information on      Trademark-- VALUE INDEX is a subset of       to shareholders. For the first and third
who may continue to invest in Investor       the unmanaged RUSSELL 1000--Registered       quarters, the Fund files the lists with
Class shares, please see the prospectus.     Trademark-- INDEX, which represents          the Securities and Exchange Commission
                                             the performance of the stocks of             (SEC) on Form N-Q. The most recent list
                                             large-capitalization companies; the Value    of portfolio holdings is available at
PRINCIPAL RISKS OF INVESTING IN THE FUND     subset measures the performance of           AIMinvestments.com. From our home page,
                                             Russell 1000 companies with lower            click on Products & Performance, then
o Foreign securities have additional         price/book ratios and lower forecasted       Mutual Funds, then Fund Overview. Select
risks, including exchange rate changes,      growth values.                               your Fund from the drop-down menu and
political and economic upheaval, the                                                      click on Complete Quarterly Holdings.
relative lack of information about the       o The unmanaged STANDARD & POOR'S            Shareholders can also look up the Fund's
companies, relatively low market             COMPOSITE INDEX OF 500 STOCKS (the S&P       Forms N-Q on the SEC Web site at
liquidity and the potential lack of          500--Registered Trademark-- Index)           sec.gov. Copies of the Fund's Forms N-Q
strict financial and accounting controls     is an index of common stocks frequently      may be reviewed and copied at the SEC
and standards.                               used as a general measure of U.S. stock      Public Reference Room in Washington,
                                             market performance.                          D.C. You can obtain information on the
o Prices of equity securities change in                                                   operation of the Public Reference Room,
response to many factors including the       o The Fund is not managed to track the       including information about duplicating
historical and prospective earnings of       performance of any particular index,         fee charges, by calling 202-942-8090 or
the issuer, the value of its assets,         including the indexes defined here, and      800-732-0330, or by electronic request at
general economic conditions, interest        consequently, the performance of the         the following e-mail address:
rates, investor perceptions and market       Fund may deviate significantly from the      publicinfo@sec.gov. The SEC file numbers
liquidity.                                   performance of the index.                    for the Fund are 811-01424 and
                                                                                          002-25469.
o The value of convertible securities in     o A direct investment cannot be made in
which the Fund invests may be affected       an index. Unless otherwise indicated,        A description of the policies and
by market interest rates, the risk that      index results include reinvested             procedures that the Fund uses to
the issuer may default on interest or        dividends, and they do not reflect sales     determine how to vote proxies relating
principal payments and the value of the      charges. Performance of an index of          to portfolio securities is available
underlying common stock into which these     funds reflects fund expenses;                without charge, upon request, from our
securities may be converted.                 performance of a market index does not.      Client Services department at
                                                                                          800-959-4246 or on the AIM Web
o Debt securities are particularly           OTHER INFORMATION                            site, AIMinvestments.com. On the home
vulnerable to credit risk and interest                                                    page, scroll down and click on AIM Funds
rate fluctuations.                           o The returns shown in the management's      Proxy Policy. The information is also
                                             discussion of Fund performance are based     available on the SEC Web site, sec.gov.
o Because a large percentage of the          on net asset values calculated for
Fund's assets may be invested in a           shareholder transactions. Generally          Information regarding how the Fund voted
limited number of securities, a change       accepted accounting principles require       proxies related to its portfolio
in the value of these securities could       adjustments to be made to the net assets     securities during the 12 months ended
significantly affect the value of your       of the Fund at period end for financial      June 30, 2006, is available at our Web
investment in the Fund.                      reporting purposes, and as such, the         site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

==============================================================================            ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                    LCBAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                    LCBBX
==============================================================================            Class C Shares                    LCBCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class R Shares                    LCBRX
                                                                                          Investor Class Shares             LCINX
AIMinvestments.com                                                                        ========================================

AIM Large Cap Basic Value Fund


                   Dear Shareholders of The AIM Family of Funds --Registered Trademark--:

                   We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

  [TAYLOR              As we approach the end of 2006, it seems likely that many
   PHOTO] investors may see the value of their investments increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                       While stock and bond markets generally enjoyed positive
                   year-to-date returns, their performance was affected by
PHILIP TAYLOR      short-term economic and geopolitical events. For example, the
                   U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                       Short-term market fluctuations are a fact of life for all
                   investors. At AIM Investments --Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                   that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                   which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /S/ PHILIP TAYLOR

                   Philip Taylor
                   President -- AIM Funds
                   CEO, AIM Investments

                   December 14, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Large Cap Basic Value Fund


                   Dear Fellow AIM Fund Shareholders:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

  [CROCKETT            Looking ahead, your Board finds many reasons to be
     PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                   to a leading independent global investment management
BRUCE L. CROCKETT  organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   December 14, 2006

                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Large Cap Basic Value Fund

MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE

================================================================================          term. Second, our investments have
                                                                                          little in common with popular benchmark
PERFORMANCE SUMMARY                                                                       indexes and most of our peers. And
                                                                                          third, the Fund's short-term relative
For the fiscal year ended October 31, 2006, Class A shares of AIM Large Cap Basic         performance may naturally be different
Value Fund, excluding applicable sales charges, underperformed the S&P 500                than the market and peers and have
Index, the Russell 1000 Value Index and the Lipper Large-Cap Value Funds Index.           little information value since we simply
                                                                                          don't own the same stocks.
    We attribute the Fund's underperformance versus its broad market and
style-specific indexes to below-market returns from selected investments in the           MARKET CONDITIONS AND YOUR FUND
information technology, consumer discretionary and industrials sectors. Top
contributors to performance were selected investments in the financials and               Equity markets posted healthy gains
energy sectors.                                                                           during the fiscal year as favorable
                                                                                          economic data and solid corporate
    Your Fund's long-term performance information appears on pages 8 and 9.               profits overshadowed housing market
                                                                                          concerns along with volatility and
FUND VS. INDEXES                                                                          investor uncertainty regarding interest
                                                                                          rates and oil prices. The
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales            telecommunication services and materials
charges were included, returns would be lower.                                            sectors led the market for the fiscal
                                                                                          year while information technology and
Class A Shares                                                    15.68%                  health care stocks generally trailed.
Class B Shares                                                    14.86
Class C Shares                                                    14.78                       The Fund's financials stocks were
Class R Shares                                                    15.33                   among the largest contributors to Fund
Investor Class Shares                                             15.65                   performance. A robust capital markets
S&P 500 Index (Broad Market Index)                                16.33                   environment combined with generally
Russell 1000 Value Index (Style-Specific Index)                   21.46                   favorable operating fundamentals across
Lipper Large-Cap Value Funds Index (Peer Group Index)             18.41                   most other business lines led to
                                                                                          substantial share price increases for
SOURCE: LIPPER INC.                                                                       our investments in JPMORGAN CHASE,
                                                                                          MORGAN STANLEY and MERRILL LYNCH.
================================================================================          JPMorgan Chase was the single largest
                                                                                          contributor to Fund performance as the
HOW WE INVEST                                fair value is independent of the             company continued to drive towards its
                                             company's stock price.                       profitability goals in virtually all of
We seek to create wealth by maintaining                                                   its business lines. FANNIE MAE also
a long-term investment horizon and           o Market prices are more volatile than       contributed to Fund performance as
investing in companies that are selling      business values, partly because              concerns over past accounting issues
at a significant discount to their           investors regularly overreact to             dissipated and investors focused on the
estimated intrinsic value--a value           negative news.                               company's compelling fundamentals.
based on the estimated future cash flows
generated by the business. The Fund's            Since our application of this                The Fund's oil service holdings also
philosophy is based on two elements that     strategy is highly disciplined and           made a positive contribution to
we believe have extensive empirical          relatively unique, it is important to        performance during the fiscal year.
evidence:                                    understand the benefits and limitations      Improving earnings prospects led to
                                             of our process. First, the investment        stock price gains in excess of 25% for
o Companies have a measurable estimated      strategy seeks to preserve your capital      both SCHLUMBERGER and TRANSOCEAN.
intrinsic value. Importantly, this           while growing it at above-market rates
estimated                                    over the long                                                             (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Pharmaceuticals                  8.2%     1.  Tyco International Ltd.         4.1%
              [PIE CHART]                    2. Other Diversified Financial               2.  Cardinal Health, Inc.           4.0
Information Technology             12.4%        Services                         7.1      3.  JPMorgan Chase & Co.            3.9
Energy                              7.2%     3. Industrial Conglomerates         6.5      4.  UnitedHealth Group Inc.         3.8
Consumer Staples                    6.3%     4. Advertising                      5.7      5.  CA Inc.                         3.5
Materials                           2.9%     5. Systems Software                 5.0      6.  Fannie Mae                      3.3
Money Market Funds Plus                                                                   7.  Citigroup Inc.                  3.2
Other Assets Less Liabilities       2.7%     Total Net Assets        $345.35 million      8.  Target Corp.                    3.2
Financials                         22.6%                                                  9.  Omnicom Group Inc.              3.0
Health Care                        17.4%     Total Number of Holdings*            43      10. Wyeth                           3.0
Consumer Discretionary             15.1%
Industrials                        13.4%     The Fund's holdings are subject to change, and there is no assurance that the
                                             Fund will continue to hold any particular security.

                                             *Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM Large Cap Basic Value Fund

    A modest number of Fund holdings         CONTEXT FOR RESULTS                                          BRET W. STANLEY
posted price declines during the                                                          [STANLEY        Chartered Financial
reporting period. The Fund's largest         As managers and shareholders, we know a        PHOTO]        Analyst, senior
detractors from performance were DELL,       long-term investment horizon and                             portfolio manager, is
CENDANT and CA. After selling its travel     attractive portfolio estimated intrinsic                     lead manager of AIM
distribution business, CENDANT split         value content are critical to creating       Large Cap Basic Value Fund. He joined
into three separate operating companies:     wealth. But we understand maintaining a      AIM in 1998. Mr. Stanley earned a B.B.A.
REALOGY (real estate), WYNDAM WORLDWIDE      long-term investment horizon is a            in finance from The University of Texas
(hospitality) and AVIS BUDGET GROUP (car     challenge. When considering our              at Austin and an M.S. in finance from
rental). Following the split, the Fund       short-term results we encourage              the University of Houston.
sold its positions in Wyndam Worldwide       shareholders to review our long-term
and Avis Budget Group while retaining        results on pages 8 and 9 and be mindful                      R. CANON COLEMAN II
Realogy.                                     of a few key points. We are long-term                        Chartered Financial
                                             investors that provide a portfolio that      [COLEMAN        Analyst, portfolio
    Enterprise software firm CA's stock      is distinct from market indexes and most       PHOTO]        manager, is manager of
declined during the fiscal year as a         of our peers.                                                AIM Large Cap Basic
result of investor concerns regarding                                                                     Value Fund. He joined
senior management turnover,                      Several studies have shown               AMVESCAP in 1999. Mr. Coleman earned a
weaker-than-expected quarterly earnings      short-term results typically have little     B.S. and an M.S. in accounting from the
and a stock options issue. Despite these     information value and the frequent           University of Florida. He also earned an
short-term headwinds, our estimate of        trading of stocks or mutual funds can be     M.B.A. from the Wharton School at the
fundamental intrinsic value for CA           a costly exercise-potentially reducing       University of Pennsylvania.
remained unchanged.                          actual returns by several percentage
                                             points per year as shareholders                              MATTHEW W. SEINSHEIMER
    During the fiscal year, we reduced       unknowingly exchange tomorrow's winner       [SEINSHEIMER    Chartered Financial
the Fund's energy sector exposure            for tomorrow's loser. In addition, a             PHOTO]      Analyst, senior
because we concluded current energy          recent Yale University study reveals                         portfolio manager, is
equity valuations warranted less             half of all mutual funds charge an                           manager of AIM Large Cap
exposure to the sector.                      active management fee for essentially a                      Basic Value Fund. He
                                             closet-index portfolio. While this may       joined AIM in 1998. He earned a B.B.A.
    During the fiscal year, we also sold     create smooth and innocuous short-term       from Southern Methodist University and
our positions in ALCOA, HCA, KRAFT           relative performance, it can virtually       an M.B.A. from The University of Texas
FOODS, MASCO, MCKESSON and WELLPOINT         ensure long-term underperformance.           at Austin.
based on valuation and other portfolio
considerations. We initiated positions           Considering these factors, your Fund                     MICHAEL J. SIMON
in DELL, MICROSOFT and UNITEDHEALTH          is doing something different and old                         Chartered Financial
GROUP. While Dell and Microsoft's growth     fashioned-investing for the long term        [SIMON          Analyst, senior
and business models are in the early         in what we consider to be a common-sense      PHOTO]         portfolio manager, is
stages of a transition, we believe           approach to creating wealth in a                             manager of AIM Large Cap
current market valuations do not reflect     portfolio that is unique and                                 Basic Value Fund. He
the long-term positives of their             attractively valued.                         joined AIM in 2001. Mr. Simon earned a
dominant market positions and the                                                         B.B.A. in finance from Texas Christian
compelling economics of their                IN CLOSING                                   University and an M.B.A. from the
businesses.                                                                               University of Chicago.
                                             As managers and shareholders, we remain
PORTFOLIO ASSESSMENT                         optimistic about AIM Large Cap Basic         Assisted by the Basic Value Team
                                             Value Fund's portfolio. We are
We believe the single most important         continually searching for opportunities
indicator of the way AIM Large Cap Basic     to increase the portfolio's estimated
Value Fund is positioned for potential       intrinsic value, and we thank you for
success is not our historical investment     your investment and for sharing our
results or popular statistical measures,     long-term horizon.
but the portfolio's estimated intrinsic
value--the aggregate business value of       The views and opinions expressed in
the portfolio based on our estimate of       management's discussion of Fund
intrinsic value for each individual          performance are those of A I M Advisors,
holding. At the close of the reporting       Inc. These views and opinions are
period, and in our opinion, the              subject to change at any time based on
difference between the market price and      factors such as market and economic
the estimated intrinsic value of the         conditions. These views and opinions may
portfolio was above the Fund's               not be relied upon as investment advice
historical average and what we believe       or recommendations, or as an offer for a
was available in the broad market. While     particular security. The information is
there is no assurance that market value      not a complete analysis of every aspect
will ever reflect our estimate of the        of any market, country, industry,
portfolio's intrinsic value, as managers     security or the Fund. Statements of fact
and shareholders we believe this             are from sources considered reliable,
provides the best indication that your       but A I M Advisors, Inc. makes no
Fund is positioned to potentially            representation or warranty as to their
achieve its objective of long-term           completeness or accuracy. Although
growth of capital.                           historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment
                                             management philosophy.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                   See important Fund and index           LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                              disclosures on the inside front cover.      8 AND 9.


AIM Large Cap Basic Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the         The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments or              in the table under the heading entitled      ongoing costs of investing in the Fund
contingent deferred sales charges on         "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
redemptions, and redemption fees, if         estimate the expenses you paid on your       5% hypothetical example with the 5%
any; and (2) ongoing costs, including        account during this period.                  hypothetical examples that appear in the
management fees; distribution and/or                                                      shareholder reports of the other funds.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR
expenses. This example is intended to        COMPARISON PURPOSES                              Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with ongoing      information about hypothetical account       any transaction costs, such as sales
costs of investing in other mutual           values and hypothetical expenses based       charges (loads) on purchase payments,
funds. The example is based on an            on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on          if these transaction costs were
The table below provides information         page 9.                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

====================================================================================================================================

                                                  ACTUAL                            HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING           ENDING              EXPENSES         ENDING              EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE      ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE         PAID DURING        EXPENSE
CLASS              (5/1/06)         (10/31/06)(1)          PERIOD(2)       (10/31/06)           PERIOD(2)          RATIO
  A               $1,000.00           $1,024.20              $6.28         $1,019.00             $6.26             1.23%
  B                1,000.00            1,021.10              10.09          1,015.22             10.06             1.98
  C                1,000.00            1,020.40              10.08          1,015.22             10.06             1.98
  R                1,000.00            1,022.40               7.54          1,017.74              7.53             1.48
Investor           1,000.00            1,024.80               6.28          1,019.00              6.26             1.23

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Large Cap Basic Value Fund

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Fund and index data from 6/30/99

====================================================================================

DATE          AIM LARGE CAP
               BASIC VALUE                        RUSSELL 1000       LIPPER LARGE-CAP
              FUND-CLASS A        S&P 500             VALUE             VALUE FUNDS
                 SHARES            INDEX              INDEX                INDEX
6/30/99          $9450            $10000             $10000               $10000
 7/99             9100              9689               9707                 9716
 8/99             8874              9641               9347                 9539
 9/99             8458              9376               9021                 9186
10/99             8883              9970               9540                 9629
11/99             9242             10172               9466                 9663
12/99             9697             10770               9511                 9960
 1/00             9424             10230               9201                 9539
 2/00             9269             10036               8518                 9137
 3/00            10331             11018               9557                 9974
 4/00            10292             10686               9446                 9864
 5/00            10555             10467               9545                 9871
 6/00            10233             10725               9109                 9762
 7/00            10457             10557               9223                 9718
 8/00            11091             11213               9735                10281
 9/00            11266             10621               9825                10118
10/00            11744             10576              10067                10199
11/00            11335              9743               9693                 9762
12/00            11805              9791              10179                10155
 1/01            12138             10138              10218                10239
 2/01            11962              9215               9934                 9746
 3/01            11560              8631               9583                 9367
 4/01            12178              9301              10052                 9898
 5/01            12541              9364              10279                10057
 6/01            12502              9136              10050                 9784
 7/01            12492              9046              10029                 9717
 8/01            11953              8481               9627                 9262
 9/01            10670              7797               8949                 8540
10/01            10728              7946               8872                 8595
11/01            11610              8555               9388                 9146
12/01            11953              8630               9609                 9284
 1/02            11717              8504               9535                 9113
 2/02            11492              8340               9551                 9063
 3/02            12207              8654              10002                 9462
 4/02            11786              8129               9659                 9059
 5/02            11727              8070               9708                 9071
 6/02            10611              7495               9150                 8439
 7/02             9699              6911               8299                 7710
 8/02             9826              6956               8363                 7761
 9/02             8464              6201               7433                 6864
10/02             9013              6746               7983                 7368
11/02             9737              7143               8486                 7830
12/02             9179              6723               8118                 7457
 1/03             8905              6548               7922                 7280
 2/03             8592              6450               7710                 7098
 3/03             8562              6512               7723                 7093
 4/03             9385              7048               8403                 7692
 5/03            10208              7419               8946                 8166
 6/03            10316              7514               9057                 8259
 7/03            10552              7646               9192                 8374
 8/03            10915              7795               9336                 8515
 9/03            10757              7713               9244                 8420
10/03            11159              8148               9810                 8885
11/03            11394              8220               9943                 8994
12/03            12119              8651              10556                 9545
 1/04            12364              8810              10742                 9689
 2/04            12686              8932              10972                 9894
 3/04            12637              8798              10875                 9775
 4/04            12363              8659              10610                 9595
 5/04            12363              8778              10718                 9665
 6/04            12725              8948              10971                 9878
 7/04            11941              8652              10816                 9640
 8/04            11882              8687              10970                 9709
 9/04            11980              8781              11140                 9824
10/04            12107              8915              11325                 9929
11/04            12734              9275              11898                10360
12/04            13214              9591              12296                10689
 1/05            12999              9357              12078                10482
 2/05            13204              9553              12477                10777
 3/05            13027              9384              12306                10601
 4/05            12812              9206              12086                10391
 5/05            13057              9498              12377                10634
 6/05            13174              9512              12512                10742
 7/05            13546              9865              12874                11092
 8/05            13312              9776              12819                11044
 9/05            13429              9855              12998                11150
10/05            13242              9690              12668                10917
11/05            13770             10057              13085                11293
12/05            14044             10061              13163                11358
 1/06            14564             10327              13674                11690
 2/06            14496             10355              13757                11711
 3/06            14800             10484              13943                11858
 4/06            14957             10624              14297                12154
 5/06            14477             10319              13935                11857
 6/06            14281             10333              14025                11865
 7/06            14330             10397              14365                12047
 8/06            14506             10644              14605                12269
 9/06            14869             10919              14896                12554
10/06            15325             11272              15387                12929

====================================================================================

                                                                 SOURCE: LIPPER INC.

                                                                                          ========================================

Past performance cannot guarantee                This chart, which is a logarithmic       Excluding applicable sales charges, the
comparable future results.                   chart, presents the fluctuations in the      Fund's Class A shares boast attractive
                                             value of the Fund and its indexes. We        long-term performance relative to the
    The data shown in the chart include      believe that a logarithmic chart is more     Fund's peer group index, the Lipper
reinvested distributions, applicable         effective than other types of charts in      Large-Cap Value Funds Index. At net
sales charges, Fund expenses and             illustrating changes in value during the     asset value, the Fund's Class A shares
management fees. Index results include       early years shown in the chart. The          outperformed the index for the period
reinvested dividends, but they do not        vertical axis, the one that indicates        from the Fund's and the lead portfolio
reflect sales charges. Performance of an     the dollar value of an investment, is        manager's inception on June 30, 1999,
index of funds reflects fund expenses        constructed with each segment                through October 31, 2006. During that
and management fees; performance of a        representing a percent change in the         period, and excluding applicable sales
market index does not. Performance shown     value of the investment. In this chart,      charges, the Fund's Class A shares'
in the chart and table(s) does not           each segment represents a doubling, or       average annual total return was 6.81%,
reflect deduction of taxes a shareholder     100% change, in the value of the             while the index's average annual total
would pay on Fund distributions or sale      investment. In other words, the space        return was 3.56%.
of Fund shares. Performance of the           between $5,000 and $10,000 is the same
indexes does not reflect the effects of      size as the space between $10,000 and            For the five years ended October 31,
taxes.                                       $20,000.                                     2006, the Fund's Class A shares' average
                                                                                          annual total return at net asset value,
                                                                                          7.39%, was lower than the average annual
                                                                                          total return for the Lipper Large-Cap
                                                                                          Value Funds Index, 8.51%. For the one
                                                                                          year ended October 31, 2006, the Fund's
                                                                                          Class A shares underperformed the Fund's
                                                                                          peer group index. Class A shares,
                                                                                          excluding applicable sales charges,
                                                                                          returned 15.68% while the index returned
                                                                                          18.41%.

                                                                                          ========================================



AIM Large Cap Basic Value Fund

========================================     ========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable         As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     2.42%
Inception (6/30/99)                5.99%     CLASS A SHARES                               Class B Shares                     2.11
 5 Years                           6.18      Inception (6/30/99)                5.63%     Class C Shares                     2.04
 1 Year                            9.29       5 Years                           5.67      Class R Shares                     2.24
                                              1 Year                            4.62      Investor Class Shares              2.48
CLASS B SHARES
Inception (8/1/00)                 5.39%     CLASS B SHARES                               ========================================
 5 Years                           6.36      Inception (8/1/00)                 4.96%
 1 Year                            9.85       5 Years                           5.82
                                              1 Year                            4.89
CLASS C SHARES
Inception (8/1/00)                 5.38%     CLASS C SHARES
 5 Years                           6.66      Inception (8/1/00)                 4.96%
 1 Year                           13.78       5 Years                           6.14
                                              1 Year                            8.89
CLASS R SHARES
Inception                          6.61%     CLASS R SHARES
 5 Years                           7.18      Inception                          6.26%
 1 Year                           15.33       5 Years                           6.66
                                              1 Year                           10.42
INVESTOR CLASS SHARES
Inception                          6.84%     INVESTOR CLASS SHARES
 5 Years                           7.43      Inception                          6.47%
 1 Year                           15.65       5 Years                           6.90
                                              1 Year                           10.71

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       CANNOT GUARANTEE COMPARABLE FUTURE           BE IMPOSED ON A TOTAL REDEMPTION OF
3, 2002. RETURNS SINCE THAT DATE ARE         RESULTS; CURRENT PERFORMANCE MAY BE          RETIREMENT PLAN ASSETS WITHIN THE FIRST
HISTORICAL RETURNS. ALL OTHER RETURNS        LOWER OR HIGHER. PLEASE VISIT                YEAR. INVESTOR CLASS SHARES DO NOT HAVE
ARE BLENDED RETURNS OF HISTORICAL CLASS      AIMINVESTMENTS.COM FOR THE MOST RECENT       A FRONT-END SALES CHARGE OR A CDSC;
R SHARE PERFORMANCE AND RESTATED CLASS A     MONTH-END PERFORMANCE. PERFORMANCE           THEREFORE, PERFORMANCE IS AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FIGURES REFLECT REINVESTED                   VALUE.
THE INCEPTION DATE OF CLASS R SHARES) AT     DISTRIBUTIONS, CHANGES IN NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     VALUE AND THE EFFECT OF THE MAXIMUM              THE PERFORMANCE OF THE FUND'S SHARE
HIGHER RULE 12b-1 FEES APPLICABLE TO         SALES CHARGE UNLESS OTHERWISE STATED.        CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES. CLASS A SHARES'              INVESTMENT RETURN AND PRINCIPAL VALUE        DIFFERENT SALES CHARGE STRUCTURES AND
INCEPTION DATE IS JUNE 30, 1999.             WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASS EXPENSES.
                                             GAIN OR LOSS WHEN YOU SELL SHARES.
    INVESTOR CLASS SHARES' INCEPTION
DATE IS SEPTEMBER 30, 2003. RETURNS SINCE        CLASS A SHARE PERFORMANCE REFLECTS
THAT DATE ARE HISTORICAL RETURNS. ALL        THE MAXIMUM 5.50% SALES CHARGE, AND
OTHER RETURNS ARE BLENDED RETURNS OF         CLASS B AND CLASS C SHARE PERFORMANCE
HISTORICAL INVESTOR CLASS SHARE              REFLECTS THE APPLICABLE CONTINGENT
PERFORMANCE AND RESTATED CLASS A SHARE       DEFERRED SALES CHARGE (CDSC) FOR THE
PERFORMANCE (FOR PERIODS PRIOR TO THE        PERIOD INVOLVED. THE CDSC ON CLASS B
INCEPTION DATE OF INVESTOR CLASS SHARES)     SHARES DECLINES FROM 5% BEGINNING AT THE
AT NET ASSET VALUE, WHICH RESTATED           TIME OF PURCHASE TO 0% AT THE BEGINNING
PERFORMANCE WILL REFLECT THE HIGHER RULE     OF THE SEVENTH YEAR. THE CDSC ON CLASS C
12b-1 FEES APPLICABLE TO CLASS A SHARES      SHARES IS 1% FOR THE FIRST YEAR AFTER
FOR THE PERIOD USING BLENDED RETURNS.        PURCHASE. CLASS R SHARES DO NOT HAVE A
CLASS A SHARES' INCEPTION DATE IS JUNE       FRONT-END SALES CHARGE; RETURNS SHOWN
30, 1999.                                    ARE AT NET ASSET VALUE AND DO NOT
                                             REFLECT A 0.75% CDSC THAT MAY
    THE PERFORMANCE DATA QUOTED
REPRESENT PAST PERFORMANCE AND

AIM Large Cap Basic Value Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Equity          o The quality of services to be provided     to continue to carry out their
Funds (the "Board") oversees the             by AIM. The Board reviewed the               responsibilities under the Advisory
management of AIM Large Cap Basic Value      credentials and experience of the            Agreement.
Fund (the "Fund") and, as required by        officers and employees of AIM who will
law, determines annually whether to          provide investment advisory services to      o Overall performance of AIM. The Board
approve the continuance of the Fund's        the Fund. In reviewing the                   considered the overall performance of
advisory agreement with A I M Advisors,      qualifications of AIM to provide             AIM in providing investment advisory and
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      portfolio administrative services to the
recommendation of the Investments            considered such issues as AIM's              Fund and concluded that such performance
Committee of the Board, at a meeting         portfolio and product review process,        was satisfactory.
held on June 27, 2006, the Board,            various back office support functions
including all of the independent             provided by AIM and AIM's equity and         o Fees relative to those of clients of
trustees, approved the continuance of        fixed income trading operations. Based       AIM with comparable investment
the advisory agreement (the "Advisory        on the review of these and other             strategies. The Board reviewed the
Agreement") between the Fund and AIM for     factors, the Board concluded that the        effective advisory fee rate (before
another year, effective July 1, 2006.        quality of services to be provided by        waivers) for the Fund under the Advisory
                                             AIM was appropriate and that AIM             Agreement. The Board noted that this
    The Board considered the factors         currently is providing satisfactory          rate was (i) below the effective
discussed below in evaluating the            services in accordance with the terms of     advisory fee rate (before waivers) for a
fairness and reasonableness of the           the Advisory Agreement.                      mutual fund advised by AIM with
Advisory Agreement at the meeting on                                                      investment strategies comparable to
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       those of the Fund and the same as the
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      effective advisory fee rate (before
deliberations, the Board and the             the performance of the Fund during the       waivers) for a second mutual fund
independent trustees did not identify        past one, three and five calendar years      advised by AIM with investment
any particular factor that was               against the performance of funds advised     strategies comparable to those of the
controlling, and each trustee attributed     by other advisors with investment            Fund; (ii) below the effective advisory
different weights to the various             strategies comparable to those of the        fee rate (before waivers) for a variable
factors.                                     Fund. The Board noted that the Fund's        insurance fund advised by AIM and
                                             performance in such periods was at or        offered to insurance company separate
    One responsibility of the                above the median performance of such         accounts with investment strategies
independent Senior Officer of the Fund       comparable funds. Based on this review       comparable to those of the Fund; (iii)
is to manage the process by which the        and after taking account of all of the       above the effective sub-advisory fee
Fund's proposed management fees are          other factors that the Board considered      rate for an offshore fund advised and
negotiated to ensure that they are           in determining whether to continue the       sub-advised by AIM affiliates with
negotiated in a manner which is at arms'     Advisory Agreement for the Fund, the         investment strategies comparable to
length and reasonable. To that end, the      Board concluded that no changes should       those of the Fund, although the total
Senior Officer must either supervise a       be made to the Fund and that it was not      advisory fees for such offshore fund
competitive bidding process or prepare       necessary to change the Fund's portfolio     were above those for the Fund; (iv)
an independent written evaluation. The       management team at this time. Although       above the effective sub-advisory fee
Senior Officer has recommended an            the independent written evaluation of        rate for a variable insurance fund
independent written evaluation in lieu       the Fund's Senior Officer (discussed         sub-advised by an AIM affiliate and
of a competitive bidding process and,        below) only considered Fund performance      offered to insurance company separate
upon the direction of the Board, has         through the most recent calendar year,       accounts with investment strategies
prepared such an independent written         the Board also reviewed more recent Fund     comparable to those of the Fund,
evaluation. Such written evaluation also     performance, which did not change their      although the total advisory fees for
considered certain of the factors            conclusions.                                 such variable insurance fund were above
discussed below.                                                                          those for the Fund; and (v) below the
                                             o The performance of the Fund relative       total advisory fee rates for three
    The discussion below serves as a         to indices. The Board reviewed the           separately managed accounts/wrap
summary of the Senior Officer's              performance of the Fund during the past      accounts managed by an AIM affiliate
independent written evaluation, as well      one, three and five calendar years           with investment strategies comparable to
as a discussion of the material factors      against the performance of the Lipper        those of the Fund and above the total
and the conclusions with respect thereto     Large-Cap Value Index. The Board noted       advisory fee rates for 39 separately
that formed the basis for the Board's        that the Fund's performance was              managed accounts/wrap accounts managed
approval of the Advisory Agreement.          comparable to the performance of such        by an AIM affiliate with investment
After consideration of all of the            Index for the one and three year periods     strategies comparable to those of the
factors below and based on its informed      and above such Index for the five year       Fund. The Board noted that AIM has
business judgment, the Board determined      period. Based on this review and after       agreed to limit the Fund's total
that the Advisory Agreement is in the        taking account of all of the other           operating expenses, as discussed below.
best interests of the Fund and its           factors that the Board considered in         Based on this review, the Board
shareholders and that the compensation       determining whether to continue the          concluded that the advisory fee rate for
to AIM under the Advisory Agreement is       Advisory Agreement for the Fund, the         the Fund under the Advisory Agreement
fair and reasonable and would have been      Board concluded that no changes should       was fair and reasonable.
obtained through arm's length                be made to the Fund and that it was not
negotiations.                                necessary to change the Fund's portfolio     o Fees relative to those of comparable
                                             management team at this time. Although       funds with other advisors. The Board
    Unless otherwise stated, information     the independent written evaluation of        reviewed the advisory fee rate for the
presented below is as of June 27, 2006       the Fund's Senior Officer (discussed         Fund under the Advisory Agreement. The
and does not reflect any changes that        below) only considered Fund performance      Board compared effective contractual
may have occurred since June 27, 2006,       through the most recent calendar year,       advisory fee rates at a common asset at
including but not limited to changes to      the Board also reviewed more recent Fund     the end of the past calendar year level
the Fund's performance, advisory fees,       performance, which did not change their      and noted that the Fund's rate was below
expense limitations and/or fee waivers.      conclusions.                                 the median rate of the funds advised by
                                                                                          other advisors with investment
o The nature and extent of the advisory      o Meetings with the Fund's portfolio         strategies comparable to those of the
services to be provided by AIM. The          managers and investment personnel. With      Fund that the Board reviewed. The Board
Board reviewed the services to be            respect to the Fund, the Board is            noted that AIM has agreed to limit the
provided by AIM under the Advisory           meeting periodically with such Fund's        Fund's total operating expenses, as
Agreement. Based on such review, the         portfolio managers and/or other              discussed below. Based on this review,
Board concluded that the range of            investment personnel and believes that       the Board concluded that the advisory
services to be provided by AIM under the     such individuals are competent and able      fee rate for the Fund under the Advisory
Advisory Agreement was appropriate and                                                    Agreement was fair and reasonable.
that AIM currently is providing services
in accordance with the terms of the                                                                                    (continued)
Advisory Agreement.

AIM Large Cap Basic Value Fund

o Expense limitations and fee waivers.       o Independent written evaluation and         employed by AIM and its affiliates to
The Board noted that AIM has                 recommendations of the Fund's Senior         provide those services. Based on the
contractually agreed to waive fees           Officer. The Board noted that, upon          review of these and other factors, the
and/or limit expenses of the Fund            their direction, the Senior Officer of       Board concluded that AIM and its
through June 30, 2007 in an amount           the Fund, who is independent of AIM and      affiliates were qualified to continue to
necessary to limit total annual              AIM's affiliates, had prepared an            provide non-investment advisory services
operating expenses to a specified            independent written evaluation in order      to the Fund, including administrative,
percentage of average daily net assets       to assist the Board in determining the       transfer agency and distribution
for each class of the Fund. The Board        reasonableness of the proposed               services, and that AIM and its
considered the contractual nature of         management fees of the AIM Funds,            affiliates currently are providing
this fee waiver/expense limitation and       including the Fund. The Board noted that     satisfactory non-investment advisory
noted that it remains in effect through      the Senior Officer's written evaluation      services.
June 30, 2007. The Board considered the      had been relied upon by the Board in
effect this fee waiver/expense               this regard in lieu of a competitive         o Other factors and current trends. The
limitation would have on the Fund's          bidding process. In determining whether      Board considered the steps that AIM and
estimated expenses and concluded that        to continue the Advisory Agreement for       its affiliates have taken over the last
the levels of fee waivers/expense            the Fund, the Board considered the           several years, and continue to take, in
limitations for the Fund were fair and       Senior Officer's written evaluation.         order to improve the quality and
reasonable.                                                                               efficiency of the services they provide
                                             o Profitability of AIM and its               to the Funds in the areas of investment
o Breakpoints and economies of scale.        affiliates. The Board reviewed               performance, product line
The Board reviewed the structure of the      information concerning the profitability     diversification, distribution, fund
Fund's advisory fee under the Advisory       of AIM's (and its affiliates')               operations, shareholder services and
Agreement, noting that it includes two       investment advisory and other activities     compliance. The Board concluded that
breakpoints. The Board reviewed the          and its financial condition. The Board       these steps taken by AIM have improved,
level of the Fund's advisory fees, and       considered the overall profitability of      and are likely to continue to improve,
noted that such fees, as a percentage of     AIM, as well as the profitability of AIM     the quality and efficiency of the
the Fund's net assets, would decrease as     in connection with managing the Fund.        services AIM and its affiliates provide
net assets increase because the Advisory     The Board noted that AIM's operations        to the Fund in each of these areas, and
Agreement includes breakpoints. The          remain profitable, although increased        support the Board's approval of the
Board noted that, due to the Fund's          expenses in recent years have reduced        continuance of the Advisory Agreement
asset levels at the end of the past          AIM's profitability. Based on the review     for the Fund.
calendar year and the way in which the       of the profitability of AIM's and its
advisory fee breakpoints have been           affiliates' investment advisory and
structured, the Fund has yet to benefit      other activities and its financial
from the breakpoints. The Board              condition, the Board concluded that the
concluded that the Fund's fee levels         compensation to be paid by the Fund to
under the Advisory Agreement therefore       AIM under its Advisory Agreement was not
would reflect economies of scale at          excessive.
higher asset levels and that it was not
necessary to change the advisory fee         o Benefits of soft dollars to AIM. The
breakpoints in the Fund's advisory fee       Board considered the benefits realized
schedule.                                    by AIM as a result of brokerage
                                             transactions executed through "soft
o Investments in affiliated money market     dollar" arrangements. Under these
funds. The Board also took into account      arrangements, brokerage commissions paid
the fact that uninvested cash and cash       by the Fund and/or other funds advised
collateral from securities lending           by AIM are used to pay for research and
arrangements, if any (collectively,          execution services. This research may be
"cash balances") of the Fund may be          used by AIM in making investment
invested in money market funds advised       decisions for the Fund. The Board
by AIM pursuant to the terms of an SEC       concluded that such arrangements were
exemptive order. The Board found that        appropriate.
the Fund may realize certain benefits
upon investing cash balances in AIM          o AIM's financial soundness in light of
advised money market funds, including a      the Fund's needs. The Board considered
higher net return, increased liquidity,      whether AIM is financially sound and has
increased diversification or decreased       the resources necessary to perform its
transaction costs. The Board also found      obligations under the Advisory
that the Fund will not receive reduced       Agreement, and concluded that AIM has
services if it invests its cash balances     the financial resources necessary to
in such money market funds. The Board        fulfill its obligations under the
noted that, to the extent the Fund           Advisory Agreement.
invests uninvested cash in affiliated
money market funds, AIM has voluntarily      o Historical relationship between the
agreed to waive a portion of the             Fund and AIM. In determining whether to
advisory fees it receives from the Fund      continue the Advisory Agreement for the
attributable to such investment. The         Fund, the Board also considered the
Board further determined that the            prior relationship between AIM and the
proposed securities lending program and      Fund, as well as the Board's knowledge
related procedures with respect to the       of AIM's operations, and concluded that
lending Fund is in the best interests of     it was beneficial to maintain the
the lending Fund and its respective          current relationship, in part, because
shareholders. The Board therefore            of such knowledge. The Board also
concluded that the investment of cash        reviewed the general nature of the
collateral received in connection with       non-investment advisory services
the securities lending program in the        currently performed by AIM and its
money market funds according to the          affiliates, such as administrative,
procedures is in the best interests of       transfer agency and distribution
the lending Fund and its respective          services, and the fees received by AIM
shareholders.                                and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the trustees also considered
                                             the organizational structure

Supplement to Annual Report dated 10/31/06

AIM Large Cap Basic Value Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to                                         RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with    Inception                     7.00%   ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their            5 Years                    7.67    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are            1 Year                    16.28    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional                6 Months*                  2.73    SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution                                              LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                ===================================   REPORT FOR INFORMATION ON COMPARATIVE
                                                                                       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 AVERAGE ANNUAL TOTAL RETURNS          PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 For periods ended 9/30/06,most        CURRENT MONTH-END PERFORMANCE, PLEASE CALL
                                                 recent calendar quarter-end           800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                                 Inception                     6.64%
                                                 5 Years                       7.14
                                                 1 Year                       11.35
                                                 6 Months*                     0.72

                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES'
                                                 INCEPTION DATE IS APRIL 30, 2004.
                                                 RETURNS SINCE THAT DATE ARE
                                                 HISTORICAL RETURNS. ALL OTHER
                                                 RETURNS ARE BLENDED RETURNS OF
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS JUNE
                                                 30, 1999.

                                                      INSTITUTIONAL CLASS SHARES
                                                 HAVE NO SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NAV. PERFORMANCE
                                                 OF INSTITUTIONAL CLASS SHARES WILL
                                                 DIFFER FROM PERFORMANCE OF OTHER
                                                 SHARE CLASSES PRIMARILY DUE TO
                                                 DIFFERING SALES CHARGES AND CLASS
                                                 EXPENSES.

==============================================

NASDAQ SYMBOL                            LCBIX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                             [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   LCBV-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur          divide your account value by $1,000        The hypothetical account values and
ongoing costs, including management fees and     (for example, an $8,600 account       expenses may not be used to estimate the
other Fund expenses. This example is intended    value divided by $1,000 = 8.6),       actual ending account balance or expenses you
to help you understand your ongoing costs (in    then multiply the result by the       paid for the period. You may use this
dollars) of investing in the Fund and to         number in the table under the         information to compare the ongoing costs of
compare these costs with ongoing costs of        heading entitled "Actual Expenses     investing in the Fund and other funds. To do
investing in other mutual funds. The example     Paid During Period" to estimate the   so, compare this 5% hypothetical example with
is based on an investment of $1,000 invested     expenses you paid on your account     the 5% hypothetical examples that appear in
at the beginning of the period and held for      during this period.                   the shareholder reports of the other funds.
the entire period May 1, 2006, through October
31, 2006.                                        Hypothetical example for comparison        Please note that the expenses shown in
                                                 purposes                              the table are meant to highlight your ongoing
Actual expenses                                                                        costs only. Therefore, the hypothetical
                                                 The table below also provides         information is useful in comparing ongoing
The table below provides information about       information about hypothetical        costs only, and will not help you determine
actual account values and actual expenses. You   account values and hypothetical       the relative total costs of owning different
may use the information in this table,           expenses based on the Fund's actual   funds.
together with the amount you invested, to        expense ratio and an assumed rate
estimate the expenses that you paid over the     of return of 5% per year before
period. Simply                                   expenses, which is not the Fund's
                                                 actual return. The Fund's actual
                                                 cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                                     HYPOTHETICAL
                                                       ACTUAL                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING             EXPENSES             ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
    CLASS               (5/1/06)          (10/31/06)(1)         PERIOD(2)           (10/31/06)          PERIOD(2)            RATIO

Institutional          $1,000.00            $1,027.30             $3.68             $1,021.58             $3.67             0.72%

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


AIMINVESTMENTS.COM   LCBV-INS-1   A I M Distributors, Inc.

AIM Large Cap Basic Value Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.30

ADVERTISING-5.72%

Interpublic Group of Cos., Inc. (The)(a)(b)      852,703   $  9,302,989
-----------------------------------------------------------------------
Omnicom Group Inc.                               103,024     10,451,785
=======================================================================
                                                             19,754,774
=======================================================================

AEROSPACE & DEFENSE-1.37%

Honeywell International Inc.                     112,300      4,730,076
=======================================================================

APPAREL RETAIL-1.81%

Gap, Inc. (The)                                  296,700      6,236,634
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.93%

Bank of New York Co., Inc. (The)                 193,600      6,654,032
=======================================================================

BREWERS-2.22%

Molson Coors Brewing Co.-Class B                 107,797      7,672,990
=======================================================================

COMPUTER HARDWARE-2.88%

Dell Inc.(b)                                     409,535      9,963,987
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.86%

Deere & Co.                                       34,800      2,962,524
=======================================================================

CONSTRUCTION MATERIALS-2.89%

Cemex S.A. de C.V.-ADR (Mexico)(b)               324,336      9,970,089
=======================================================================

CONSUMER ELECTRONICS-1.97%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                   98,326      3,424,694
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                            82,313      3,373,187
=======================================================================
                                                              6,797,881
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.50%

Ceridian Corp.(b)                                 57,211      1,348,463
-----------------------------------------------------------------------
First Data Corp.                                 337,780      8,191,165
-----------------------------------------------------------------------
Western Union Co.(b)                             271,700      5,990,985
=======================================================================
                                                             15,530,613
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.84%

Waste Management, Inc.                           261,550      9,802,894
=======================================================================

FOOD RETAIL-2.47%

Kroger Co. (The)                                 136,578      3,071,639
-----------------------------------------------------------------------
Safeway Inc.                                     185,800      5,455,088
=======================================================================
                                                              8,526,727
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


GENERAL MERCHANDISE STORES-3.15%

Target Corp.                                     183,932   $ 10,885,096
=======================================================================

HEALTH CARE DISTRIBUTORS-4.04%

Cardinal Health, Inc.                            213,289     13,959,765
=======================================================================

HEALTH CARE EQUIPMENT-1.31%

Baxter International Inc.                         98,800      4,541,836
=======================================================================

INDUSTRIAL CONGLOMERATES-6.54%

General Electric Co.                             235,645      8,273,496
-----------------------------------------------------------------------
Tyco International Ltd.                          486,300     14,311,809
=======================================================================
                                                             22,585,305
=======================================================================

INDUSTRIAL MACHINERY-1.79%

Illinois Tool Works Inc.                         129,030      6,184,408
=======================================================================

INSURANCE BROKERS-0.54%

Marsh & McLennan Cos., Inc.                       63,600      1,872,384
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.94%

Merrill Lynch & Co., Inc.                         95,553      8,353,243
-----------------------------------------------------------------------
Morgan Stanley                                   114,000      8,713,020
=======================================================================
                                                             17,066,263
=======================================================================

MANAGED HEALTH CARE-3.82%

UnitedHealth Group Inc.                          270,728     13,206,112
=======================================================================

MOVIES & ENTERTAINMENT-2.41%

Walt Disney Co. (The)                            264,968      8,335,893
=======================================================================

MULTI-LINE INSURANCE-1.83%

Hartford Financial Services Group, Inc. (The)     72,600      6,328,542
=======================================================================

OIL & GAS DRILLING-2.45%

Transocean Inc.(b)                               116,677      8,463,750
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-4.80%

Halliburton Co.                                  234,800      7,595,780
-----------------------------------------------------------------------
Schlumberger Ltd.                                142,200      8,969,976
=======================================================================
                                                             16,565,756
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-7.07%

Citigroup Inc.                                   219,619     11,016,089
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             282,356     13,394,969
=======================================================================
                                                             24,411,058
=======================================================================

PACKAGED FOODS & MEATS-1.60%

Unilever N.V. (Netherlands)(c)                   223,900      5,518,999
=======================================================================

AIM Large Cap Basic Value Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

PHARMACEUTICALS-8.20%

Pfizer Inc.                                      316,799   $  8,442,693
-----------------------------------------------------------------------
Sanofi-Aventis (France)(c)                       112,452      9,551,248
-----------------------------------------------------------------------
Wyeth                                            202,322     10,324,492
=======================================================================
                                                             28,318,433
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.32%

ACE Ltd.                                         139,800      8,003,550
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.76%

Realogy Corp.(b)                                 101,228      2,609,658
=======================================================================

SYSTEMS SOFTWARE-5.01%

CA Inc.                                          483,175     11,963,413
-----------------------------------------------------------------------
Microsoft Corp.                                  185,725      5,332,165
=======================================================================
                                                             17,295,578
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.26%

Fannie Mae                                       189,932     11,255,370
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $245,000,077)                         336,010,977
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-2.46%

Liquid Assets Portfolio-Institutional
  Class(d)                                     4,247,102   $  4,247,102
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       4,247,102      4,247,102
=======================================================================
    Total Money Market Funds (Cost
      $8,494,204)                                             8,494,204
=======================================================================
    TOTAL INVESTMENTS (excluding investments
      purchased with cash collateral from
      securities loaned)-99.76% (Cost
      $253,494,281)                                         344,505,181
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.04%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  7,064,265      7,064,265
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,064,265)                                       7,064,265
=======================================================================
TOTAL INVESTMENTS-101.80% (Cost $260,558,546)               351,569,446
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.80)%                        (6,221,907)
=======================================================================
NET ASSETS-100.00%                                         $345,347,539
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at October 31, 2006.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $15,070,247, which represented 4.36% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $245,000,077)*     $336,010,977
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $15,558,469)                             15,558,469
===========================================================
    Total investments (cost $260,558,546)       351,569,446
===========================================================
Receivables for:
  Investments sold                                1,276,438
-----------------------------------------------------------
  Fund shares sold                                  359,193
-----------------------------------------------------------
  Dividends                                         226,304
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               66,724
-----------------------------------------------------------
Other assets                                         46,647
===========================================================
    Total assets                                353,544,752
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            671,073
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 88,360
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,064,265
-----------------------------------------------------------
  Fund expenses advanced                              8,289
-----------------------------------------------------------
Accrued distribution fees                           111,454
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,602
-----------------------------------------------------------
Accrued transfer agent fees                         176,402
-----------------------------------------------------------
Accrued operating expenses                           75,768
===========================================================
    Total liabilities                             8,197,213
===========================================================
Net assets applicable to shares outstanding    $345,347,539
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $237,283,124
-----------------------------------------------------------
Undistributed net investment income               1,419,152
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and futures contracts                          15,634,348
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              91,010,915
===========================================================
                                               $345,347,539
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $126,700,388
___________________________________________________________
===========================================================
Class B                                        $ 60,626,662
___________________________________________________________
===========================================================
Class C                                        $ 27,153,348
___________________________________________________________
===========================================================
Class R                                        $  1,736,387
___________________________________________________________
===========================================================
Investor Class                                 $ 44,452,164
___________________________________________________________
===========================================================
Institutional Class                            $ 84,678,590
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,101,108
___________________________________________________________
===========================================================
Class B                                           4,043,065
___________________________________________________________
===========================================================
Class C                                           1,810,966
___________________________________________________________
===========================================================
Class R                                             111,998
___________________________________________________________
===========================================================
Investor Class                                    2,837,219
___________________________________________________________
===========================================================
Institutional Class                               5,353,056
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.64
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $15.64 divided by
  94.50%)                                      $      16.55
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.99
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.50
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      15.67
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.82
___________________________________________________________
===========================================================

* At October 31, 2006, securities with an aggregate value of $6,974,763 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $92,990)         $ 6,036,380
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $20,910)                           432,150
-------------------------------------------------------------------------
Interest                                                           31,430
=========================================================================
    Total investment income                                     6,499,960
=========================================================================

EXPENSES:

Advisory fees                                                   2,402,690
-------------------------------------------------------------------------
Administrative services fees                                      142,103
-------------------------------------------------------------------------
Custodian fees                                                     45,730
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         325,607
-------------------------------------------------------------------------
  Class B                                                         669,714
-------------------------------------------------------------------------
  Class C                                                         268,591
-------------------------------------------------------------------------
  Class R                                                           7,577
-------------------------------------------------------------------------
  Investor Class                                                  153,427
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    880,048
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                8,957
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          23,431
-------------------------------------------------------------------------
Other                                                             295,489
=========================================================================
    Total expenses                                              5,223,364
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (185,834)
=========================================================================
    Net expenses                                                5,037,530
=========================================================================
Net investment income                                           1,462,430
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        30,028,353
-------------------------------------------------------------------------
  Foreign currencies                                               20,164
-------------------------------------------------------------------------
  Futures contracts                                              (427,499)
=========================================================================
                                                               29,621,018
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        22,509,610
-------------------------------------------------------------------------
  Foreign currencies                                               (1,694)
=========================================================================
                                                               22,507,916
=========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            52,128,934
=========================================================================
Net increase in net assets resulting from operations          $53,591,364
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,462,430    $    215,066
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            29,621,018       6,551,541
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           22,507,916      26,904,317
==========================================================================================
    Net increase in net assets resulting from operations        53,591,364      33,670,924
==========================================================================================
Distributions to shareholders from net investment
  income -- Institutional Class                                   (190,287)             --
==========================================================================================
Share transactions-net:
  Class A                                                      (21,403,749)    (34,461,008)
------------------------------------------------------------------------------------------
  Class B                                                      (17,625,053)    (23,033,557)
------------------------------------------------------------------------------------------
  Class C                                                       (3,141,903)     (6,865,487)
------------------------------------------------------------------------------------------
  Class R                                                          223,229         220,012
------------------------------------------------------------------------------------------
  Investor Class                                               (27,024,996)    (14,239,429)
------------------------------------------------------------------------------------------
  Institutional Class                                          (20,483,726)     69,905,745
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (89,456,198)     (8,473,724)
==========================================================================================
    Net increase (decrease) in net assets                      (36,055,121)     25,197,200
==========================================================================================

NET ASSETS:

  Beginning of year                                            381,402,660     356,205,460
==========================================================================================
  End of year (including undistributed net investment income
    of $1,419,152 and $126,845, respectively)                 $345,347,539    $381,402,660
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

AIM Large Cap Basic Value Fund


       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM Large Cap Basic Value Fund

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

       Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K.   FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts.

       Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.60%
--------------------------------------------------------------------
Next $1 billion                                               0.575%
--------------------------------------------------------------------
Over $2 billion                                               0.55%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 1.22% and 0.97% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund.

AIM Large Cap Basic Value Fund


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $1,964 and reimbursed $160,462 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the net assets of each class. At October 31, 2006 the advisor advanced to the Fund $8,289 for the payment of Fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,463.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $142,103.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $880,048 for Class A, Class B, Class C, Class R and Investor Class shares and $8,957 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $325,607, $669,714, $268,591, $7,577 and
$153,427, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $36,390 in front-end sales commissions from the sale of Class A shares and $148, $34,432, $1,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,993,056       $ 48,144,540      $ (47,890,494)        $   --         $4,247,102      $205,228       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                   --         20,620,285        (16,373,183)            --          4,247,102        78,452           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,993,056         33,935,114        (37,928,170)            --                 --       127,560           --
==================================================================================================================================
  Subtotal        $7,986,112       $102,699,939      $(102,191,847)        $   --         $8,494,204      $411,240       $   --
==================================================================================================================================

AIM Large Cap Basic Value Fund


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --       $ 59,862,605      $ (52,798,340)        $   --         $ 7,064,265     $ 20,910       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $7,986,112       $162,562,544      $(154,990,187)        $   --         $15,558,469     $432,150       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities purchases of $6,083,475.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,945.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $5,069 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Large Cap Basic Value Fund

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $6,974,763 were on loan to brokers. The loans were secured by cash collateral of $7,064,265 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $20,910 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                2006       2005
--------------------------------------------------------------------------------
Distributions paid from ordinary income                       $190,287    $   --
________________________________________________________________________________
================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2006
--------------------------------------------------------------------------
Undistributed ordinary income                                 $  1,484,388
--------------------------------------------------------------------------
Undistributed long-term gain                                    17,373,248
--------------------------------------------------------------------------
Unrealized appreciation -- investments                          89,272,016
--------------------------------------------------------------------------
Temporary book/tax differences                                     (65,237)
--------------------------------------------------------------------------
Shares of beneficial interest                                  237,283,124
==========================================================================
  Total net assets                                            $345,347,539
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $16.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $12,106,274 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

    The Fund does not have a capital loss carry forward as of October 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $99,480,512 and $188,500,705, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $93,576,037
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,304,037)
===============================================================================
Net unrealized appreciation of investment securities               $89,272,000
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $262,297,446.

AIM Large Cap Basic Value Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions on October 31, 2006, undistributed net investment income was increased by $20,164, and undistributed net realized gain was decreased by $20,164. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                       2006(A)                         2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,003,429    $ 29,509,350     2,255,204    $ 30,096,888
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        745,722      10,546,710       677,589       8,750,040
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        253,602       3,604,955       389,525       5,035,443
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         52,039         761,417        53,404         710,389
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 573,538       8,402,610       653,244       8,732,324
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          4,261,077      63,124,408     5,551,474      73,962,199
======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                             13,123         190,287            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        364,628       5,397,746       395,891       5,284,334
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (378,891)     (5,397,746)     (408,349)     (5,284,334)
======================================================================================================================
Reacquired:
  Class A                                                     (3,835,554)    (56,310,845)   (5,238,235)    (69,842,230)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,608,380)    (22,774,017)   (2,049,123)    (26,499,263)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (478,309)     (6,746,858)     (919,907)    (11,900,930)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (37,230)       (538,188)      (36,750)       (490,377)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,374,939)    (35,427,606)   (1,718,766)    (22,971,753)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (5,684,681)    (83,798,421)     (301,752)     (4,056,454)
======================================================================================================================
                                                              (6,130,826)   $(89,456,198)     (696,551)   $ (8,473,724)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Large Cap Basic Value Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                2006           2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.52       $  12.36    $  11.39    $   9.20    $ 10.94
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.06           0.02        0.01       (0.00)      0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.06           1.14        0.96        2.19      (1.75)
========================================================================================================================
    Total from investment operations                              2.12           1.16        0.97        2.19      (1.74)
========================================================================================================================
Net asset value, end of period                                $  15.64       $  13.52    $  12.36    $  11.39    $  9.20
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  15.68%          9.38%       8.52%      23.80%    (15.90)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $126,700       $129,410    $150,190    $121,980    $94,387
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(c)       1.35%       1.33%       1.42%      1.38%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(c)       1.37%       1.35%       1.42%      1.38%
========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.40%(c)       0.15%       0.11%      (0.01)%     0.11%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             26%             9%         32%         41%        37%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $130,242,872.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.06       $ 12.02    $ 11.15    $  9.07    $ 10.86
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.05)        (0.07)     (0.07)     (0.07)     (0.06)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.99          1.11       0.94       2.15      (1.73)
====================================================================================================================
    Total from investment operations                             1.94          1.04       0.87       2.08      (1.79)
====================================================================================================================
Net asset value, end of period                                $ 15.00       $ 13.06    $ 12.02    $ 11.15    $  9.07
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 14.86%         8.65%      7.80%     22.93%    (16.48)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $60,627       $69,040    $84,896    $80,018    $63,977
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.97%(c)      2.03%      1.98%      2.07%      2.02%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.03%(c)      2.05%      2.00%      2.07%      2.02%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.35)%(c)    (0.53)%    (0.54)%    (0.66)%    (0.53)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            26%            9%        32%        41%        37%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $66,971,409.

AIM Large Cap Basic Value Fund

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.06       $ 12.02    $ 11.15    $  9.07    $ 10.85
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.05)        (0.07)     (0.07)     (0.07)     (0.06)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.98          1.11       0.94       2.15      (1.72)
====================================================================================================================
    Total from investment operations                             1.93          1.04       0.87       2.08      (1.78)
====================================================================================================================
Net asset value, end of period                                $ 14.99       $ 13.06    $ 12.02    $ 11.15    $  9.07
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 14.78%         8.65%      7.80%     22.93%    (16.41)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $27,153       $26,593    $30,835    $26,566    $21,775
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.97%(c)      2.03%      1.98%      2.07%      2.02%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.03%(c)      2.05%      2.00%      2.07%      2.02%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.35)%(c)    (0.53)%    (0.54)%    (0.66)%    (0.53)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            26%            9%        32%        41%        37%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $26,859,072.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                                                                          (DATE SALES
                                                                      YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                              ---------------------------------------     OCTOBER 31,
                                                               2006         2005      2004      2003         2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.44       $12.31    $11.36    $ 9.20       $ 11.60
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.02        (0.00)    (0.01)    (0.02)        (0.00)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.04         1.13      0.96      2.18         (2.40)
======================================================================================================================
    Total from investment operations                            2.06         1.13      0.95      2.16         (2.40)
======================================================================================================================
Net asset value, end of period                                $15.50       $13.44    $12.31    $11.36       $  9.20
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                15.33%        9.18%     8.36%    23.48%       (20.69)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,736       $1,306    $  991    $  588       $     8
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)     1.53%     1.48%     1.57%         1.54%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.53%(c)     1.55%     1.50%     1.57%         1.54%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets     0.15%(c)    (0.03)%   (0.04)%   (0.16)%       (0.05)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                        26%           9%       32%       41%           37%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,515,472.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund

                                                                               INVESTOR CLASS
                                                              -------------------------------------------------
                                                                                                  SEPTEMBER 30,
                                                                                                      2003
                                                                                                   (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                              --------------------------------     OCTOBER 31,
                                                               2006          2005       2004          2003
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.55       $ 12.37    $ 11.39       $10.98
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.06          0.03       0.03         0.00
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.06          1.15       0.95         0.41
===============================================================================================================
    Total from investment operations                             2.12          1.18       0.98         0.41
===============================================================================================================
Net asset value, end of period                                $ 15.67       $ 13.55    $ 12.37       $11.39
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                 15.65%         9.54%      8.60%        3.73%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,452       $62,838    $70,548       $  178
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.22%(c)      1.28%      1.24%        1.25%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.28%(c)      1.30%      1.25%        1.25%(d)
===============================================================================================================
Ratio of net investment income to average net assets             0.40%(c)      0.22%      0.20%        0.16%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                         26%            9%        32%          41%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $61,370,806.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2006          2005           2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.63       $ 12.38       $ 12.62
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.13          0.10          0.04
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.09          1.15         (0.28)
=====================================================================================================
    Total from investment operations                             2.22          1.25       $ (0.24)
=====================================================================================================
Less dividends from net investment income                       (0.03)           --            --
=====================================================================================================
Net asset value, end of period                                $ 15.82       $ 13.63       $ 12.38
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                 16.28%        10.10%        (1.90)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $84,679       $92,214       $18,745
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.73%(c)      0.76%         0.80%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.73%(c)      0.77%         0.81%(d)
=====================================================================================================
Ratio of net investment income to average net assets             0.89%(c)      0.74%         0.64%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                         26%            9%           32%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $113,488,701.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Large Cap Basic Value Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Large Cap Basic Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Large Cap Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Large Cap Basic Value Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 100% is eligible for the dividends received deduction for corporations.

  For its tax year ended October 31, 2006 the Fund designates 100%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended October 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.


The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 12.50%, 12.29%, 10.62% and 11.65%, respectively.

AIM Large Cap Basic Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Large Cap Basic Value Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                         [eDELIVERY
                        GO PAPERLESS
                AIMinvestments.com/edelivery
                          Graphic]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund and account             If used after January 20, 2007, this report must be
information via e-mail. Once your quarterly statements, tax             accompanied by a Fund Performance & Commentary or by an AIM
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send you an e-mail notification containing links to these               quarter-end. Mutual funds distributed by A I M Distributors,
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your account to view your statements and tax forms.
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Register for eDelivery to:                                              services represented by AIM Investments. AIM is a subsidiary
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                        [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts
------------------------------------------------------------------------------

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--


DOMESTIC EQUITY                                                    AIM Large Cap
                                                                     Growth Fund
Large-Cap Growth
                                Annual Report to Shareholders o October 31, 2006





Table of Contents

Supplemental Information .............    2
Letters to Shareholders ..............    3
Performance Summary ..................    5
Management Discussion ................    5
Fund Expenses ........................    7
Long-term Fund Performance ...........    8
Approval of Advisory Agreement .......   10
Schedule of Investments ..............  F-1
Financial Statements .................  F-3
Notes to Financial Statements ........  F-6
Financial Highlights ................. F-13
Auditor's Report ..................... F-19
Tax Disclosures ...................... F-20          [COVER GLOBE IMAGE]
Trustees and Officers ................ F-21





[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]           [GRAPHIC]           [GRAPHIC]

[DOMESTIC         [INTERNATIONAL/       [SECTOR
 EQUITY]          GLOBAL EQUITY]         EQUITY]


[GRAPHIC]           [GRAPHIC]           [GRAPHIC]

 [FIXED            [ALLOCATION         [DIVERSIFIED
 INCOME]            SOLUTIONS]          PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

AIM Large Cap Growth Fund

AIM LARGE CAP GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

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o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          of common stocks frequently used as a        returns based on those net asset values
                                             general measure of U.S. stock market         may differ from the net asset values
o Effective September 30, 2003, Class B      performance.                                 and returns reported in the Financial
shares are not available as an                                                            Highlights.
investment for retirement plans              o The unmanaged RUSSELL 1000
maintained pursuant to Section 401 of        --Registered Trademark-- GROWTH INDEX is
the Internal Revenue Code, including         a subset of the unmanaged Russell 1000       The Fund provides a complete list of
401(k) plans, money purchase pension         Index, which represents the performance      its holdings four times in each fiscal
plans and profit sharing plans. Plans        of the stocks of large-capitalization        year, at the quarter-ends. For the
that have existing accounts invested in      companies; the Growth subset measures        second and fourth quarters, the lists
Class B shares will continue to be           the performance of Russell 1000              appear in the Fund's semiannual and
allowed to make additional purchases.        companies with higher price/book ratios      annual reports to shareholders. For the
                                             and higher forecasted growth values.         first and third quarters, the Fund
o Class R shares are available only to       The unmanaged                                files the lists with the Securities and
certain retirement plans. Please see                                                      Exchange Commission (SEC) on Form N-Q.
the prospectus for more information.         o The unmanaged LIPPER LARGE-CAP GROWTH      The most recent list of portfolio
                                             FUNDS INDEX represents an average of         holdings is available at
o Investor Class shares are closed to        the performance of the 30 largest            AIMinvestments.com. From our home page,
most investors. For more information on      large-capitalization growth funds            click on Products & Performance, then
who may continue to invest in the            tracked by Lipper Inc., an independent       Mutual Funds, then Fund Overview.
Investor Class shares, please see the        mutual fund performance monitor.             Select your Fund from the drop-down
prospectus.                                                                               menu and click on Complete Quarterly
                                             o The Fund is not managed to track the       Holdings. Shareholders can also look up
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,         the Fund's Forms N-Q on the SEC Web
                                             including the indexes defined here, and      site at sec.gov. Copies of the Fund's
o Foreign securities have additional         consequently, the performance of the         Forms N-Q may be reviewed and copied at
risks, including exchange rate changes,      Fund may deviate significantly from the      the SEC Public Reference Room in
political and economic upheaval, the         performance of the indexes.                  Washington, D.C. You can obtain
relative lack of information about these                                                  information on the operation of the
companies, relatively low market             o A direct investment cannot be made in      Public Reference Room, including
liquidity and the potential lack of          an index. Unless otherwise indicated,        information about duplicating fee
strict financial and accounting controls     index results include reinvested             charges, by calling 202-942-8090 or
and standards.                               dividends, and they do not reflect           800-732-0330, or by electronic request
                                             sales charges. Performance of an index       at the following e-mail address:
o Prices of equity securities change in      of funds reflects fund expenses;             publicinfo@sec.gov. The SEC file
response to many factors including the       performance of a market index does not.      numbers for the Fund are 811-01424 and
historical and prospective earnings of                                                    002-25469.
the issuer, the value of its assets,         OTHER INFORMATION
general economic conditions, interest                                                     A description of the policies and
rates, investor perceptions and market       o Industry classifications used in this      procedures that the Fund uses to
liquidity.                                   report are generally according to the        determine how to vote proxies relating
                                             Global Industry Classification               to portfolio securities is available
o Although the Fund's return during          Standard, which was developed by and is      without charge, upon request, from our
certain periods was positively impacted      the exclusive property and a service         Client Services department at
by its investments in initial public         mark of Morgan Stanley Capital               800-959-4246 or on the AIM Web site,
offerings (IPOs), there can be no            International Inc. and Standard &            AIMinvestments.com. On the home page,
assurance that the Fund will have            Poor's.                                      scroll down and click on AIM Funds
favorable IPO investment opportunities                                                    Proxy Policy. The information is also
in the future.                               o The returns shown in management's          available on the SEC Web site, sec.gov.
                                             discussion of Fund performance are
ABOUT INDEXES USED IN THIS REPORT            based on net asset values calculated         Information regarding how the Fund
                                             for shareholder transactions. Generally      voted proxies related to its portfolio
o The unmanaged STANDARD & POOR'S            accepted accounting principles require       securities during the 12 months ended
COMPOSITE INDEX OF 500 STOCKS (the S&P       adjustments to be made to the net            June 30, 2006, is available at our Web
500--Registered Trademark-- Index) is an     assets of the Fund at period end for         site. Go to AIMinvestments.com, access
index                                        financial reporting purposes, and as         the About Us tab, click on Required
                                             such, the net asset values for               Notices and then click on Proxy Voting
                                             shareholder transactions and the             Activity. Next, select the Fund from
                                                                                          the drop-down menu. The information is
                                                                                          also available on the SEC Web site,
                                                                                          sec.gov.

===================================================================================       =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             FUND NASDAQ SYMBOLS
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===================================================================================       Class A Shares                      LCGAX
NOT FDIC INSURED           MAY LOSE VALUE             NO BANK GUARANTEE                   Class B Shares                      LCGBX
                                                                                          Class C Shares                      LCGCX
AIMinvestments.com                                                                        Class R Shares                      LCRGX
                                                                                          Investor Class Shares               LCGIX

                                                                                          =========================================
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                                       2
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AIM Large Cap Growth Fund


                    Dear Shareholders of The AIM Family of Funds
                    --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

                      As we approach the end of 2006, it seems likely that many
     [TAYLOR        investors may see the value of their investments increase
      PHOTO]        this year. Global equity markets, collectively, recorded
                    double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                      While stock and bond markets generally enjoyed positive
                    year-to-date returns, their performance was affected by
                    short-term economic and geopolitical events. For example,
                    the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that
  Philip Taylor     inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                      Short-term market fluctuations are a fact of life for all
                    investors. At AIM Investments--Registered Trademark--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                      AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com.
                    If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    December 14, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments

AIM Large Cap Growth Fund



                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

  [CROCKETT            Looking ahead, your Board finds many reasons to be
    PHOTO]          positive about AIM's management and strategic direction.
                    Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management
 Bruce L. Crockett  organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    December 14, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.


                                       4

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AIM Large Cap Growth Fund

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MANAGEMENT'S DISCUSSION                                                                   earnings growth; focus on companies
OF FUND PERFORMANCE                                                                       with management teams that profitably
                                                                                          reinvest shareholder cash flow
=================================================================================
                                                                                          o Valuation--focus on companies that
PERFORMANCE SUMMARY                                                                       are attractively valued given their
                                                                                          growth potential
For the fiscal year ended October 31, 2006, Class A shares of AIM Large
Cap Growth Fund, excluding applicable sales charges, had double-digit returns             o Risk assessment--avoid "high risk"
and performed in line with the Fund's style-specific index, the Russell 1000              companies as defined below
Growth Index. Much of this strong performance was driven by solid stock
selection in the information technology (IT), industrials and financials                  o Price momentum--focus on companies
sectors.                                                                                  with an upward trend in stock price

   The Fund underperformed the broad market as represented by the S&P 500 Index              Our fundamental analysis seeks to
largely due to the large weighting in value stocks in the index, as well as weak          determine the company's drivers of
performance and an overweight position in the health care sector.                         earnings. To accomplish this goal, we
                                                                                          examine financial statements and
   Your Fund's long-term performance appears on pages 8 and 9.                            analyze trends, growth rates and the
                                                                                          competitive landscape. We often meet
FUND VS. INDEXES                                                                          with company management to evaluate
                                                                                          proprietary products and the quality of
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales            management. We believe stocks that pass
charges were included, returns would be lower.                                            our quantitative and fundamental
                                                                                          screens are more likely to outperform.
Class A Shares                                                            10.57%
Class B Shares                                                             9.70              We construct the portfolio using a
Class C Shares                                                             9.70           bottom-up strategy, focusing on stocks
Class R Shares                                                            10.23           rather than industries or sectors.
Investor Class Shares                                                     10.51           While there are no formal sector
S&P 500 Index (Broad Market)                                              16.33           guidelines or constraints, internal
Russell 1000 Growth Index (Style-Specific Index)                          10.84           controls and proprietary software help
Lipper Large-Cap Growth Funds Index (Peer Group Index)                     6.23           us monitor risk levels and sector
                                                                                          concentration.
SOURCE: LIPPER INC.
                                                                                             Our sell process is designed to
=================================================================================         avoid "high risk" situations we believe
                                                                                          lead to underperformance. Examples of
HOW WE INVEST                                   Our quantitative model ranks              "high risk" situations include:
                                             companies based on factors we have
We believe a growth investment strategy      found to be highly correlated with           o Deteriorating business prospects
is an essential component of a               outperformance in the large-cap growth
diversified portfolio.                       universe, including:                         o Extended valuation

   Our investment process combines           o Earnings--focus on companies               o Slowing earnings growth
quantitative and fundamental analysis        exhibiting strong growth in earnings,
to uncover companies exhibiting              revenue and cash flows                       o Weakened balance sheet
long-term, sustainable earnings and
cash flow growth that is not yet             o Quality--focus on companies with
reflected in investor expectations or        sustainable                                                              (continued)
equity valuations.

==========================================   ==========================================   ==========================================

         PORTFOLIO COMPOSITION                  TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Aerospace & Defense               9.3%    1. Hewlett-Packard Co.               3.5%
                                             2. Investment Banking & Brokerage    8.0     2. Goldman Sachs Group, Inc. (The)   3.5
              [PIE CHART]                    3. Communications Equipment          6.3     3. Cisco Systems, Inc.               3.2
                                             4. Pharmaceuticals                   5.3     4. Lockheed Martin Corp.             2.9
Consumer Discretionary             10.9%     5. Department Stores                 5.2     5. America Movil S.A. de C.V.
Consumer Staples                    5.7%                                                     -Series L ADR (Mexico)            2.7
Materials                           4.1%     Total Net Assets           $2.29 billion     6. Lehman Brothers Holdings Inc.     2.2
Telecommunication Services          3.8%                                                  7. News Corp.-Class A                2.1
Energy                              2.6%     Total Number of Holdings*             68     8. Motorola, Inc.                    2.0
Money Market Funds Plus Other                                                             9. AstraZeneca PLC-ADR
Assets Less Liabilities             1.3%                                                     (United Kingdom)                  2.0
Information Technology             20.5%                                                 10. Microsoft Corp.                   2.0
Health Care                        18.4%
Financials                         16.8%
Industrials                        15.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==========================================   ==========================================   ==========================================
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                                       5
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AIM Large Cap Growth Fund


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MARKET CONDITIONS AND YOUR FUND             particularly well included LOCKHEED          IN CLOSING
                                            MARTIN and BOEING. In the electrical
Domestic equities posted solid returns      equipment area, ABB LTD was one of the       We remain committed to our investment
during the fiscal year, leaving several     Fund's top contributors during the           process of focusing on the attractively
major market indexes near multi-year        fiscal year.                                 priced stocks of large-cap companies
highs. Positive economic growth,                                                         with sustainable cash flow and earnings
favorable corporate earnings results and       In the financials sector, investment      growth. Thank you for your commitment to
continued benign inflation supported        banking and brokerage stocks generally       AIM Large Cap Growth Fund.
equities despite high energy prices and     continued to perform well. Our
the U.S. Federal Reserve Board's (the       investment process led us to an              THE VIEWS AND OPINIONS EXPRESSED IN
Fed) tightening campaign.                   overweight position in this area;            MANAGEMENT'S DISCUSSION OF FUND
                                            several of the Fund's holdings               PERFORMANCE ARE THOSE OF A I M ADVISORS,
   Although mixed signals from the Fed      contributed to performance, including        INC. THESE VIEWS AND OPINIONS ARE
created some market volatility in May       GOLDMAN SACHS, LEHMAN BROTHERS, BEAR         SUBJECT TO CHANGE AT ANY TIME BASED ON
and June, the market began to rally when    STEARNS and MORGAN STANLEY. Favorable        FACTORS SUCH AS MARKET AND ECONOMIC
the Fed left interest rates unchanged at    capital markets and solid merger and         CONDITIONS. THESE VIEWS AND OPINIONS MAY
several meetings in August and              acquisition activity continued to drive      NOT BE RELIED UPON AS INVESTMENT ADVICE
September. In addition, the price of        these stocks during the fiscal year.         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
crude oil declined nearly 15% from                                                       PARTICULAR SECURITY. THE INFORMATION IS
record highs reached earlier in the            The Fund underperformed versus the        NOT A COMPLETE ANALYSIS OF EVERY ASPECT
YEAR. Prices of other commodities also      Russell 1000 Growth Index by the widest      OF ANY MARKET, COUNTRY, INDUSTRY,
fell, fostering optimism that a hard        margin in the health care sector. The        SECURITY OR THE FUND. STATEMENTS OF FACT
landing for the U.S. economy could be       Fund's underperformance in this sector       ARE FROM SOURCES CONSIDERED RELIABLE,
avoided. While small-and mid-cap stocks     was driven primarily by several health       BUT A I M ADVISORS, INC. MAKES NO
continued to lead the market higher,        care providers and services                  REPRESENTATION OR WARRANTY AS TO THEIR
large-cap stocks also performed well.       holdings--AETNA, UNITEDHEALTH GROUP and      COMPLETENESS OR ACCURACY. ALTHOUGH
Additionally, value stocks outperformed     CIGNA. In addition, eyecare holding          HISTORICAL PERFORMANCE IS NO GUARANTEE
growth stocks. Positive performance was     ALCON was also a significant detractor.      OF FUTURE RESULTS, THESE INSIGHTS MAY
broad among S&P 500 sectors with the        While we sold Aetna, Cigna and Alcon due     HELP YOU UNDERSTAND OUR INVESTMENT
best returns found in the                   to less upside in earnings estimates, we     MANAGEMENT PHILOSOPHY.
telecommunication services, materials,      continued to own UnitedHealthcare at the
energy and financials sectors.              close of the fiscal year. An overweight
                                            position in the sector hurt performance            See important Fund and index
   The Fund enjoyed strong absolute and     as investors appeared to rotate out of        disclosures on the inside front cover.
relative performance during the fiscal      last year's strong performers in the
year, led by solid stock selection in       health care sector to invest in other
the IT, industrials and financials          opportunities.                                             Geoffrey V. Keeling
sectors. Positive performance was                                                                      Chartered Financial Analyst,
broad-based as significant detractors to       The Fund also underperformed in the         [KEELING    senior portfolio manager, is
performance were concentrated in the        energy sector due to both stock                 PHOTO]     co-manager of AIM Large Cap
health care sector.                         selection and an over-weight position.                     Growth Fund. He joined AIM
                                            The Fund's overweight position detracted     in 1995. Mr. Keeling earned a B.B.A in
   The Fund's outperformance in the IT      from relative performance as many energy     finance from The University of Texas at
sector was driven largely by strong         stocks were negatively affected by the       Austin.
stock selection in several areas,           falling price of crude oil late in the
including semiconductors and computers      reporting period. One of the key
and peripherals. Semiconductor              detractors was CONOCOPHILIPS, a holding                    Robert L. Shoss
manufacturer FREESCALE was a key            that we subsequently sold due to less                      Senior portfolio manager,
contributor to Fund performance as its      upside in earnings estimates.                  [SHOSS      is co-manager of AIM Large
stock price appreciated dramatically                                                       PHOTO]      Cap Growth Fund. He joined
following the announcement that a              Our investment process led us to                        AIM in 1995. Mr. Shoss earned
consortium of private equity firms was      reduce exposure to the health care, energy   a B.A. from The University of Texas at
acquiring the company. The stock was        and IT sectors due to less upside in         Austin and an M.B.A. and a J.D. from the
sold by the end of the reporting period.    earnings estimates. Proceeds from these      University of Houston.
Computer maker HEWLETT-PACKARD also         sales were primarily invested in what we
performed well during the reporting         believed were a number of attractive         Assisted by the Large/Multi-Cap Growth
period.                                     opportunities in the industrials,            Team
                                            financials, materials and consumer
   The industrials sector benefited from    discretionary sectors. All changes to
a broad-based rally during the first        the Fund were based on our bottom-up
quarter of 2006, and the Fund               stock selection process of identifying
outperformed the benchmark Russell 1000     high quality growth companies trading at
Growth in this sector due to strong         what we believe are attractive
stock selection. Specific areas of          valuations.
strength for the Fund included aerospace                                                 FOR A PRESENTATION OF YOUR FUND'S
and defense and electrical equipment.                                                    LONG-TERM PERFORMANCE, PLEASE SEE PAGES
Examples of aerospace and defense                                                        8 AND 9.
holdings that performed
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                                        6

AIM Large Cap Growth Fund

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CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       then multiply the result by the number       MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments or              in the table under the heading entitled      ONGOING COSTS OF INVESTING IN THE FUND
contingent deferred sales charges on         "Actual Expenses Paid During Period" to      AND OTHER FUNDS. TO DO SO, COMPARE THIS
redemptions, and redemption fees, if         estimate the expenses you paid on your       5% HYPOTHETICAL EXAMPLE WITH THE 5%
any; and (2) ongoing costs, including        account during this period.                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
management fees; distribution and/or                                                      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
service (12b-1) fees; and other Fund         HYPOTHETICAL EXAMPLE FOR
expenses. This example is intended to        COMPARISON PURPOSES                             Please note that the expenses shown
help you understand your ongoing costs                                                    in the table are meant to highlight your
(in dollars) of investing in the Fund        The table below also provides                ongoing costs only and do not reflect
and to compare these costs with ongoing      information about hypothetical account       any transaction costs, such as sales
costs of investing in other mutual           values and hypothetical expenses based       charges (loads) on purchase payments,
funds. The example is based on an            on the Fund's actual expense ratio and       contingent deferred sales charges on
investment of $1,000 invested at the         an assumed rate of return of 5% per year     redemptions, and redemption fees, if
beginning of the period and held for the     before expenses, which is not the Fund's     any. Therefore, the hypothetical
entire period May 1, 2006, through           actual return. The Fund's actual             information is useful in comparing
October 31, 2006.                            cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2006, appear in the        of owning different funds. In addition,
                                             table "Cumulative Total Returns" on page     if these transaction costs were
The table below provides information         9.                                           included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-


===================================================================================================================================

                               ACTUAL                                                     HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING             ENDING            EXPENSES           ENDING             EXPENSES         ANNUALIZED
 SHARE            ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING         EXPENSE
 CLASS               (5/1/06)         (10/31/06)(1)        PERIOD(2)         (10/31/06)           PERIOD(2)          RATIO
   A                $1,000.00            $999.10             $6.70            $1,018.50             $6.77             1.33%
   B                 1,000.00             996.30             10.47             1,014.72             10.56             2.08
   C                 1,000.00             995.30             10.46             1,014.72             10.56             2.08
   R                 1,000.00             998.20              7.96             1,017.24              8.03             1.58
Investor             1,000.00             999.10              6.30             1,018.90              6.36             1.25


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================
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                                        7


AIM Large Cap Growth Fund


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YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

Index data from 2/28/99, fund data from 3/1/99

====================================================================================================================================

                                                          [MOUNTAIN CHART]

  DATE                AIM LARGE CAP GROWTH FUND         S&P 500             RUSSELL 1000 GROWTH     LIPPER LARGE-CAP GROWTH
                          -CLASS A SHARES                INDEX                     INDEX                FUNDS INDEX
2/28/99                                                 $10000                    $10000                   $10000
   3/99                       $10116                     10400                     10527                    10568
   4/99                         9935                     10803                     10540                    10605
   5/99                         9621                     10548                     10216                    10253
   6/99                        10354                     11132                     10932                    10966
   7/99                        10098                     10786                     10584                    10622
   8/99                        10117                     10732                     10757                    10624
   9/99                        10098                     10438                     10531                    10516
  10/99                        10745                     11099                     11327                    11323
  11/99                        11458                     11324                     11938                    11882
  12/99                        13180                     11990                     13179                    13202
   1/00                        13313                     11388                     12561                    12672
   2/00                        16092                     11173                     13175                    13338
   3/00                        16692                     12265                     14119                    14274
   4/00                        15808                     11896                     13447                    13170
   5/00                        14818                     11652                     12770                    12412
   6/00                        16778                     11939                     13737                    13233
   7/00                        16911                     11753                     13165                    12965
   8/00                        19529                     12482                     14357                    14086
   9/00                        18578                     11823                     12999                    13012
  10/00                        16883                     11773                     12384                    12324
  11/00                        13809                     10846                     10558                    10670
  12/00                        14303                     10899                     10224                    10604
   1/01                        13770                     11285                     10930                    10912
   2/01                        10762                     10257                      9075                     9223
   3/01                         9402                      9608                      8087                     8265
   4/01                        10497                     10354                      9110                     9152
   5/01                        10258                     10423                      8976                     9083
   6/01                         9954                     10170                      8768                     8821
   7/01                         9582                     10069                      8549                     8505
   8/01                         8812                      9440                      7850                     7858
   9/01                         7936                      8677                      7066                     7068
  10/01                         8393                      8843                      7437                     7361
  11/01                         9049                      9521                      8151                     8036
  12/01                         9135                      9605                      8136                     8073
   1/02                         9021                      9465                      7992                     7890
   2/02                         8517                      9282                      7661                     7564
   3/02                         8984                      9631                      7926                     7868
   4/02                         8365                      9047                      7279                     7344
   5/02                         8184                      8981                      7103                     7210
   6/02                         7670                      8341                      6446                     6623
   7/02                         7147                      7691                      6091                     6125
   8/02                         7156                      7742                      6109                     6159
   9/02                         6671                      6901                      5476                     5562
  10/02                         7014                      7508                      5978                     5990
  11/02                         7062                      7949                      6303                     6238
  12/02                         6719                      7483                      5867                     5803
   1/03                         6586                      7287                      5725                     5670
   2/03                         6624                      7178                      5699                     5609
   3/03                         6767                      7247                      5805                     5714
   4/03                         7129                      7844                      6234                     6132
   5/03                         7529                      8257                      6545                     6433
   6/03                         7586                      8362                      6635                     6486
   7/03                         7748                      8510                      6800                     6674
   8/03                         7995                      8675                      6969                     6838
   9/03                         7843                      8583                      6895                     6693
  10/03                         8452                      9069                      7282                     7099
  11/03                         8624                      9148                      7358                     7166
  12/03                         8690                      9628                      7613                     7368
   1/04                         8852                      9804                      7768                     7509
   2/04                         8852                      9941                      7818                     7542
   3/04                         8900                      9791                      7673                     7458
   4/04                         8690                      9637                      7583                     7290
   5/04                         8957                      9769                      7725                     7422
   6/04                         9119                      9959                      7821                     7529
   7/04                         8577                      9630                      7379                     7083
   8/04                         8491                      9668                      7343                     7033
   9/04                         8739                      9773                      7413                     7198
  10/04                         8720                      9922                      7528                     7285
  11/04                         9196                     10324                      7787                     7610
  12/04                         9462                     10675                      8092                     7917
   1/05                         9234                     10415                      7823                     7645
   2/05                         9330                     10634                      7906                     7695
   3/05                         9168                     10445                      7762                     7555
   4/05                         8797                     10247                      7614                     7390
   5/05                         9225                     10573                      7982                     7801
   6/05                         9358                     10588                      7953                     7816
   7/05                         9625                     10982                      8342                     8209
   8/05                         9501                     10882                      8234                     8122
   9/05                         9768                     10970                      8272                     8219
  10/05                         9635                     10787                      8192                     8166
  11/05                        10044                     11195                      8545                     8539
  12/05                        10121                     11198                      8518                     8517
   1/06                        10663                     11495                      8668                     8750
   2/06                        10491                     11526                      8654                     8632
   3/06                        10662                     11670                      8782                     8715
   4/06                        10662                     11826                      8770                     8701
   5/06                        10081                     11486                      8473                     8295
   6/06                        10072                     11501                      8439                     8268
   7/06                         9987                     11572                      8278                     8056
   8/06                        10110                     11847                      8537                     8243
   9/06                        10339                     12152                      8771                     8421
  10/06                        10647                     12548                      9080                     8674

====================================================================================================================================
                                                                                                                 Source: Lipper Inc.


Past performance cannot guarantee            chart and table(s) does not reflect          vertical axis, the one that indicates
comparable future results.                   deduction of taxes a shareholder would       the dollar value of an investment, is
                                             pay on Fund distributions or sale of         constructed with each segment
   The data shown in the chart include       Fund shares. Performance of the indexes      representing a percent change in the
reinvested distributions, applicable         does not reflect the effects of taxes.       value of the investment. In this chart,
sales charges, Fund expenses and                                                          each segment represents a doubling, or
management fees. Index results include          This chart, which is a logarithmic        100% change, in the value of the
reinvested dividends, but they do not        chart, presents the fluctuations in the      investment. In other words, the space
reflect sales charges. Performance of an     value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
index of funds reflects fund expenses        believe that a logarithmic chart is more     size as the space between $10,000 and
and management fees; performance of a        effective than other types of charts in      $20,000.
market index does not. Performance shown     illustrating changes in value during the
in the                                       early years shown in the chart. The

AIM Large Cap Growth Fund

==========================================   ==========================================   ==========================================

      AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                   CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable sales   As of 9/30/06, the most recent calendar      6 months ended 10/31/06, excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                   -0.09%
Inception (3/1/99)                0.82%      CLASS A SHARES                               Class B Shares                   -0.37
 5 Years                          3.70       Inception (3/1/99)                0.43%      Class C Shares                   -0.47
 1 Year                           4.48        5 Years                          4.23       Class R Shares                   -0.18
                                              1 Year                           0.00       Investor Class Shares            -0.09
CLASS B SHARES
Inception (4/5/99)               -0.47%      CLASS B SHARES                               ==========================================
 5 Years                          3.82       Inception (4/5/99)               -0.89%
 1 Year                           4.70        5 Years                          4.33
                                              1 Year                          -0.12
CLASS C SHARES
Inception (4/5/99)               -0.47%      CLASS C SHARES
 5 Years                          4.16       Inception (4/5/99)               -0.87%
 1 Year                           8.70        5 Years                          4.68
                                              1 Year                           3.98
CLASS R SHARES
Inception                         1.40%      CLASS R SHARES
 5 Years                          4.69       Inception                         1.01%
 1 Year                          10.23        5 Years                          5.23
                                              1 Year                           5.48
INVESTOR CLASS SHARES
Inception                         1.64%      INVESTOR CLASS SHARES
 5 Years                          4.99       Inception                         1.26%
 1 Year                          10.51        5 Years                          5.54
                                              1 Year                           5.81

==========================================   ==========================================


CLASS R SHARES' INCEPTION DATE IS JUNE       HIGHER RULE 12b-1 FEES APPLICABLE TO         PERFORMANCE REFLECTS THE APPLICABLE
3, 2002. RETURNS SINCE THAT DATE ARE         CLASS A SHARES FOR THE PERIOD USING          CONTINGENT DEFERRED SALES CHARGE (CDSC)
HISTORICAL RETURNS. ALL OTHER RETURNS        BLENDED RETURNS. CLASS A SHARES'             FOR THE PERIOD INVOLVED. THE CDSC ON
ARE BLENDED RETURNS OF HISTORICAL CLASS      INCEPTION DATE IS MARCH 1, 1999.             CLASS B SHARES DECLINES FROM 5%
R SHARE PERFORMANCE AND RESTATED CLASS A                                                  BEGINNING AT THE TIME OF PURCHASE TO 0%
SHARE PERFORMANCE (FOR PERIODS PRIOR TO         THE PERFORMANCE DATA QUOTED REPRESENT     AT THE BEGINNING OF THE SEVENTH YEAR.
THE INCEPTION DATE OF CLASS R SHARES) AT     PAST PERFORMANCE AND CANNOT GUARANTEE        THE CDSC ON CLASS C SHARES IS 1% FOR THE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     COMPARABLE FUTURE RESULTS; CURRENT           FIRST YEAR AFTER PURCHASE. CLASS R
HIGHER RULE 12b-1 FEES APPLICABLE TO         PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES DO NOT HAVE A FRONT-END SALES
CLASS R SHARES. CLASS A SHARES'              PLEASE VISIT AIMinvestments.com FOR THE      CHARGE; RETURNS SHOWN ARE AT NET ASSET
INCEPTION DATE IS MARCH 1, 1999.             MOST RECENT MONTH-END PERFORMANCE.           VALUE AND DO NOT REFLECT A 0.75% CDSC
                                             PERFORMANCE FIGURES REFLECT REINVESTED       THAT MAY BE IMPOSED ON A TOTAL
   INVESTOR CLASS SHARES' INCEPTION DATE     DISTRIBUTIONS, CHANGES IN NET ASSET          REDEMPTION OF RETIREMENT PLAN ASSETS
IS SEPTEMBER 30, 2003. RETURNS SINCE         VALUE AND THE EFFECT OF THE MAXIMUM          WITHIN THE FIRST YEAR. INVESTOR CLASS
THAT DATE ARE HISTORICAL RETURNS. ALL        SALES CHARGE UNLESS OTHERWISE STATED.        SHARES DO NOT HAVE A FRONT-END SALES
OTHER RETURNS ARE BLENDED RETURNS OF         INVESTMENT RETURN AND PRINCIPAL VALUE        CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HISTORICAL INVESTOR CLASS SHARE              WILL FLUCTUATE SO THAT YOU MAY HAVE A        IS AT NET ASSET VALUE.
PERFORMANCE AND RESTATED CLASS A SHARE       GAIN OR LOSS WHEN YOU SELL SHARES.
PERFORMANCE (FOR PERIODS PRIOR TO THE                                                        THE PERFORMANCE OF THE FUND'S SHARE
INCEPTION DATE OF INVESTOR CLASS SHARES)        CLASS A SHARE PERFORMANCE REFLECTS        CLASSES WILL DIFFER PRIMARILY DUE TO
AT NET ASSET VALUE, WHICH RESTATED           THE MAXIMUM 5.50% SALES CHARGE, AND          DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE WILL REFLECT THE                 CLASS B AND CLASS C SHARE                    CLASS EXPENSES.


AIM Large Cap Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Equity          Agreement was appropriate and that AIM       o Meetings with the Fund's portfolio
Funds (the "Board") oversees the             currently is providing services in           managers and investment personnel. With
management of AIM Large Cap Growth Fund      accordance with the terms of the             respect to the Fund, the Board is
(the "Fund") and, as required by law,        Advisory Agreement.                          meeting periodically with such Fund's
determines annually whether to approve                                                    portfolio managers and/or other
the continuance of the Fund's advisory       o The quality of services to be provided     investment personnel and believes that
agreement with A I M Advisors, Inc.          by AIM. The Board reviewed the               such individuals are competent and able
("AIM"). Based upon the recommendation       credentials and experience of the            to continue to carry out their
of the Investments Committee of the          officers and employees of AIM who will       responsibilities under the Advisory
Board, at a meeting held on June 27,         provide investment advisory services to      Agreement.
2006, the Board, including all of the        the Fund. In reviewing the
independent trustees, approved the           qualifications of AIM to provide             o Overall performance of AIM. The Board
continuance of the advisory agreement        investment advisory services, the Board      considered the overall performance of
(the "Advisory Agreement") between the       considered such issues as AIM's              AIM in providing investment advisory and
Fund and AIM for another year, effective     portfolio and product review process,        portfolio administrative services to the
July 1, 2006.                                various back office support functions        Fund and concluded that such performance
                                             provided by AIM and AIM's equity and         was satisfactory.
   The Board considered the factors          fixed income trading operations. Based
discussed below in evaluating the            on the review of these and other             o Fees relative to those of clients of
fairness and reasonableness of the           factors, the Board concluded that the        AIM with comparable investment
Advisory Agreement at the meeting on         quality of services to be provided by        strategies. The Board reviewed the
June 27, 2006 and as part of the Board's     AIM was appropriate and that AIM             effective advisory fee rate (before
ongoing oversight of the Fund. In their      currently is providing satisfactory          waivers) for the Fund under the Advisory
deliberations, the Board and the             services in accordance with the terms of     Agreement. The Board noted that this
independent trustees did not identify        the Advisory Agreement.                      rate was (i) comparable to the effective
any particular factor that was                                                            advisory fee rate (before waivers) for a
controlling, and each trustee attributed     o The performance of the Fund relative       mutual fund advised by AIM with
different weights to the various             to comparable funds. The Board reviewed      investment strategies comparable to
factors.                                     the performance of the Fund during the       those of the Fund; (ii) below the
                                             past one, three and five calendar years      effective advisory fee rate (before
   One responsibility of the independent     against the performance of funds advised     waivers) for a variable insurance fund
Senior Officer of the Fund is to manage      by other advisors with investment            advised by AIM and offered to insurance
the process by which the Fund's proposed     strategies comparable to those of the        company separate accounts with
management fees are negotiated to ensure     Fund. The Board noted that the Fund's        investment strategies comparable to
that they are negotiated in a manner         performance was below the median             those of the Fund; (iii) above the
which is at arms' length and reasonable.     performance of such comparable funds for     effective advisory and sub-advisory fee
To that end, the Senior Officer must         the one and five year periods and above      rates for one offshore fund advised by
either supervise a competitive bidding       such median performance for the three        an AIM affiliate and sub-advised by AIM
process or prepare an independent            year period. Based on this review and        with investment strategies comparable to
written evaluation. The Senior Officer       after taking account of all of the other     those of the Fund; (iv) above the
has recommended an independent written       factors that the Board considered in         effective sub-advisory fee rates for two
evaluation in lieu of a competitive          determining whether to continue the          variable insurance funds sub-advised by
bidding process and, upon the direction      Advisory Agreement for the Fund, the         an AIM affiliate and offered to
of the Board, has prepared such an           Board concluded that no changes should       insurance company separate accounts with
independent written evaluation. Such         be made to the Fund and that it was not      investment strategies comparable to
written evaluation also considered           necessary to change the Fund's portfolio     those of the Fund, although the total
certain of the factors discussed below.      management team at this time. Although       advisory fees for such variable
In addition, as discussed below, the         the independent written evaluation of        insurance funds were above those for the
Senior Officer made a recommendation to      the Fund's Senior Officer (discussed         Fund; and (v) comparable to or below the
the Board in connection with such            below) only considered Fund performance      total advisory fee rates for two
written evaluation.                          through the most recent calendar year,       separately managed accounts/wrap
                                             the Board also reviewed more recent Fund     accounts managed by an AIM affiliate
   The discussion below serves as a          performance, which did not change their      with investment strategies comparable to
summary of the Senior Officer's              conclusions.                                 those of the Fund and above the total
independent written evaluation and                                                        advisory fee rates for 17 separately
recommendation to the Board in               o The performance of the Fund relative       managed accounts/wrap accounts managed
connection there-with, as well as a          to indices. The Board reviewed the           by an AIM affiliate with investment
discussion of the material factors and       performance of the Fund during the past      strategies comparable to those of the
the conclusions with respect thereto         one, three and five calendar years           Fund. The Board noted that AIM has
that formed the basis for the Board's        against the performance of the Lipper        agreed to waive advisory fees of the
approval of the Advisory Agreement.          Large-Cap Growth Index. The Board noted      Fund and to limit the Fund's total
After consideration of all of the            that the Fund's performance was              operating expenses, as discussed below.
factors below and based on its informed      comparable to the performance of such        Based on this review, the Board
business judgment, the Board determined      Index for the one and three year periods     concluded that the advisory fee rate for
that the Advisory Agreement is in the        and below such Index for the five year       the Fund under the Advisory Agreement
best interests of the Fund and its           period. Based on this review and after       was fair and reasonable.
shareholders and that the compensation       taking account of all of the other
to AIM under the Advisory Agreement is       factors that the Board considered in         o Fees relative to those of comparable
fair and reasonable and would have been      determining whether to continue the          funds with other advisors. The Board
obtained through arm's length                Advisory Agreement for the Fund, the         reviewed the advisory fee rate for the
negotiations.                                Board concluded that no changes should       Fund under the Advisory Agreement. The
                                             be made to the Fund and that it was not      Board compared effective contractual
   Unless otherwise stated, information      necessary to change the Fund's portfolio     advisory fee rates at a common asset
presented below is as of June 27, 2006       management team at this time. Although       level at the end of the past calendar
and does not reflect any changes that        the independent written evaluation of        year and noted that the Fund's rate was
may have occurred since June 27, 2006,       the Fund's Senior Officer (discussed         comparable to the median rate of the
including but not limited to changes to      below) only considered Fund performance      funds advised by other advisors with
the Fund's performance, advisory fees,       through the most recent calendar year,       investment strategies comparable to
expense limitations and/or fee waivers.      the Board also reviewed more recent Fund     those of the Fund that the Board
                                             performance, which did not change their      reviewed. The Board noted that AIM has
o The nature and extent of the advisory      conclusions.                                 agreed to waive advisory fees of the
services to be provided by AIM. The                                                       Fund and to limit the Fund's total
Board reviewed the services to be                                                         operating expenses, as discussed below.
provided by AIM under the Advisory                                                        Based on this review, the Board conclud-
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory                                                                                                               (continued)

AIM Large Cap Growth Fund

ed that the advisory fee rate for the        ket funds, AIM has voluntarily agreed to     o AIM's financial soundness in light of
Fund under the Advisory Agreement was        waive a portion of the advisory fees it      the Fund's needs. The Board considered
fair and reasonable.                         receives from the Fund attributable to       whether AIM is financially sound and has
                                             such investment. The Board further           the resources necessary to perform its
o Expense limitations and fee waivers.       determined that the proposed securities      obligations under the Advisory
The Board noted that AIM has                 lending program and related procedures       Agreement, and concluded that AIM has
contractually agreed to waive advisory       with respect to the lending Fund is in       the financial resources necessary to
fees of the Fund through December 31,        the best interests of the lending Fund       fulfill its obligations under the
2009 to the extent necessary so that the     and its respective shareholders. The         Advisory Agreement.
advisory fees payable by the Fund do not     Board therefore concluded that the
exceed a specified maximum advisory fee      investment of cash collateral received       o Historical relationship between the
rate, which maximum rate includes            in connection with the securities            Fund and AIM. In determining whether to
breakpoints and is based on net asset        lending program in the money market          continue the Advisory Agreement for the
levels. The Board considered the             funds according to the procedures is in      Fund, the Board also considered the
contractual nature of this fee waiver        the best interests of the lending Fund       prior relationship between AIM and the
and noted that it remains in effect          and its respective shareholders.             Fund, as well as the Board's knowledge
until December 31, 2009. The Board noted                                                  of AIM's operations, and concluded that
that AIM has contractually agreed to         o Independent written evaluation and         it was beneficial to maintain the
waive fees and/or limit expenses of the      recommendations of the Fund's Senior         current relationship, in part, because
Fund through June 30, 2007 in an amount      Officer. The Board noted that, upon          of such knowledge. The Board also
necessary to limit total annual              their direction, the Senior Officer of       reviewed the general nature of the
operating expenses to a specified            the Fund, who is independent of AIM and      non-investment advisory services
percentage of average daily net assets       AIM's affiliates, had prepared an            currently performed by AIM and its
for each class of the Fund. The Board        independent written evaluation in order      affiliates, such as administrative,
considered the contractual nature of         to assist the Board in determining the       transfer agency and distribution
this fee waiver/expense limitation and       reasonableness of the proposed               services, and the fees received by AIM
noted that it remains in effect through      management fees of the AIM Funds,            and its affiliates for performing such
June 30, 2007. The Board considered the      including the Fund. The Board noted that     services. In addition to reviewing such
effect these fee waivers/expense             the Senior Officer's written evaluation      services, the trustees also considered
limitations would have on the Fund's         had been relied upon by the Board in         the organizational structure employed by
estimated expenses and concluded that        this regard in lieu of a competitive         AIM and its affiliates to provide those
the levels of fee waivers/expense            bidding process. In determining whether      services. Based on the review of these
limitations for the Fund                     to continue the Advisory Agreement for       and other factors, the Board concluded
were fair and reasonable.                    the Fund, the Board considered the           that AIM and its affiliates were
                                             Senior Officer's written evaluation and      qualified to continue to provide
o Breakpoints and economies of scale.        the recommendation made by the Senior        non-investment advisory services to the
The Board reviewed the structure of the      Officer to the Board that the Board          Fund, including administrative, transfer
Fund's advisory fee under the Advisory       consider whether the advisory fee            agency and distribution services, and
Agreement, noting that it includes one       waivers for certain equity AIM Funds,        that AIM and its affiliates currently
breakpoint. The Board reviewed the level     including the Fund, should be                are providing satisfactory
of the Fund's advisory fees, and noted       simplified. The Board concluded that it      non-investment advisory services.
that such fees, as a percentage of the       would be advisable to consider this
Fund's net assets, have decreased as net     issue and reach a decision prior to the      o Other factors and current trends. The
assets increased because the Advisory        expiration date of such advisory fee         Board considered the steps that AIM and
Agreement includes a breakpoint. The         waivers.                                     its affiliates have taken over the last
Board noted that AIM has contractually                                                    several years, and continue to take, in
agreed to waive advisory fees of the         o Profitability of AIM and its               order to improve the quality and
Fund through December 31, 2009 to the        affiliates. The Board reviewed               efficiency of the services they provide
extent necessary so that the advisory        information concerning the profitability     to the Funds in the areas of investment
fees payable by the Fund do not exceed a     of AIM's (and its affiliates')               performance, product line
specified maximum advisory fee rate,         investment advisory and other activities     diversification, distribution, fund
which maximum rate includes breakpoints      and its financial condition. The Board       operations, shareholder services and
and is based on net asset levels. The        considered the overall profitability of      compliance. The Board concluded that
Board concluded that the Fund's fee          AIM, as well as the profitability of AIM     these steps taken by AIM have improved,
levels under the Advisory Agreement          in connection with managing the Fund.        and are likely to continue to improve,
therefore reflect economies of scale and     The Board noted that AIM's operations        the quality and efficiency of the
that it was not necessary to change the      remain profitable, although increased        services AIM and its affiliates provide
advisory fee breakpoints in                  expenses in recent years have reduced        to the Fund in each of these areas, and
the Fund's advisory fee schedule.            AIM's profitability. Based on the review     support the Board's approval of the
                                             of the profitability of AIM's and its        continuance of the Advisory Agreement
o Investments in affiliated money market     affiliates' investment advisory and          for the Fund.
funds. The Board also took into account      other activities and its financial
the fact that uninvested cash and cash       condition, the Board concluded that the
collateral from securities lending           compensation to be paid by the Fund to
arrangements, if any (collectively,          AIM under its Advisory Agreement was not
"cash balances") of the Fund may be          excessive.
invested in money market funds advised
by AIM pursuant to the terms of an SEC       o Benefits of soft dollars to AIM. The
exemptive order. The Board found that        Board considered the benefits realized
the Fund may realize certain benefits        by AIM as a result of brokerage
upon investing cash balances in AIM          transactions executed through "soft
advised money market funds, including a      dollar" arrangements. Under these
higher net return, increased liquidity,      arrangements, brokerage commissions paid
increased diversification or decreased       by the Fund and/or other funds advised
transaction costs. The Board also found      by AIM are used to pay for research and
that the Fund will not receive reduced       execution services. This research may be
services if it invests its cash balances     used by AIM in making investment
in such money market funds. The Board        decisions for the Fund. The Board
noted that, to the extent the Fund           concluded that such arrangements were
invests uninvested cash in affiliated        appropriate.
money mar-

Supplement to Annual Report dated 10/31/06

AIM Large Cap Growth Fund

                                                 ===================================

Institutional Class Shares                       AVERAGE ANNUAL TOTAL RETURNS               PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                 For periods ended 10/31/06            INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been prepared to                                         RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.
provide Institutional Class shareholders with    Inception                     1.76%   ALL RETURNS ASSUME REINVESTMENT OF
a performance overview specific to their         5 Years                       5.17    DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND
holdings. Institutional Class shares are         1 Year                       11.17    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
offered exclusively to institutional             6 Months*                     0.26    SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
investors, including defined contribution                                              LESS THAN THEIR ORIGINAL COST. SEE FULL
plans that meet certain criteria.                ===================================   REPORT FOR INFORMATION ON COMPARATIVE
                                                                                       BENCHMARKS. PLEASE CONSULT YOUR FUND
                                                 AVERAGE ANNUAL TOTAL RETURNS          PROSPECTUS FOR MORE INFORMATION. FOR THE MOST
                                                 For periods ended 9/30/06, most       CURRENT MONTH END PERFORMANCE, PLEASE CALL
                                                 recent calendar quarter-end           800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                 Inception                     1.36%
                                                 5 Years                       5.69
                                                 1 Year                        6.28
                                                 6 Months*                    -2.83
                                                 *Cumulative total return that has
                                                 not been annualized

                                                 ===================================

                                                 INSTITUTIONAL CLASS SHARES'
                                                 INCEPTION DATE IS APRIL 30, 2004.
                                                 RETURNS SINCE THAT DATE ARE
                                                 HISTORICAL RETURNS. ALL OTHER
                                                 RETURNS ARE BLENDED RETURNS OF
                                                 HISTORICAL INSTITUTIONAL CLASS
                                                 SHARE PERFORMANCE AND RESTATED
                                                 CLASS A SHARE PERFORMANCE (FOR
                                                 PERIODS PRIOR TO THE INCEPTION DATE
                                                 OF INSTITUTIONAL CLASS SHARES) AT
                                                 NET ASSET VALUE (NAV) AND REFLECT
                                                 THE HIGHER RULE 12B-1 FEES
                                                 APPLICABLE TO CLASS A SHARES. CLASS
                                                 A SHARES' INCEPTION DATE IS MARCH
                                                 1, 1999.

                                                      INSTITUTIONAL CLASS SHARES
                                                 HAVE NO SALES CHARGE; THEREFORE,
                                                 PERFORMANCE IS AT NAV. PERFORMANCE
                                                 OF INSTITUTIONAL CLASS SHARES WILL
                                                 DIFFER FROM PERFORMANCE OF OTHER
                                                 SHARE CLASSES PRIMARILY DUE TO
                                                 DIFFERING SALES CHARGES AND CLASS
                                                 EXPENSES.

==============================================

NASDAQ SYMBOL                            LCIGX

==============================================

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                            [YOUR GOALS. OUR SOLUTIONS.]   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMINVESTMENTS.COM   LCG-INS-1   A I M Distributors, Inc.     --REGISTERED TRADEMARK--           --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                          divide your account value by $1,000        The hypothetical account values and
                                                 (for example, an $8,600 account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur on       value divided by $1,000 = 8.6),       actual ending account balance or expenses you
going costs, including management fees and       then multiply the result by the       paid for the period. You may use this
other Fund expenses. This example is intended    number in the table under the         information to compare the ongoing costs of
to help you understand your ongoing costs (in    heading entitled "Actual Expenses     investing in the Fund and other funds. To do
dollars) of investing in the Fund and to         Paid During Period" to estimate       so, compare this 5% hypothetical example with
compare these costs with ongoing costs of        the expenses you paid on your         the 5% hypothetical examples that appear in
investing in other mutual funds. The example     account during this period.           the shareholder reports of the other funds.
is based on an investment of $1,000 invested
at the beginning of the period and held for                                                 Please note that the expenses shown in
the entire period May 1, 2006, through October   Hypothetical example for comparison   the table are meant to highlight your ongoing
31, 2006.                                        purposes                              costs only. Therefore, the hypothetical
                                                                                       information is useful in comparing ongoing
Actual expenses                                  The table below also provides         costs only, and will not help you determine
                                                 information about hypothetical        the relative total costs of owning different
The table below provides information about       account values and hypothetical       funds.
actual account values and actual expenses. You   expenses based on the Fund's actual
may use the information in this table,           expense ratio and an assumed rate
together with the amount you invested, to        of return of 5% per year before
estimate the expenses that you paid over the     expenses, which is not the Fund's
period. Simply                                   actual return. The Fund's actual
                                                 cumulative total return after
                                                 expenses for the six months ended
                                                 October 31, 2006, appears in the
                                                 table on the front of this
                                                 supplement.

====================================================================================================================================

                                                                                           HYPOTHETICAL
                                                    ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)
                    BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS                (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO
Institutional       $1,000.00            $1,002.60             $3.63                $1,021.58             $3.67              0.72%

====================================================================================================================================

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMINVESTMENTS.COM   LCG-INS-1   A I M Distributors, Inc.

AIM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

October 31, 2006

                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-81.53%

AEROSPACE & DEFENSE-9.30%

Boeing Co. (The)                                  548,448   $   43,799,057
--------------------------------------------------------------------------
General Dynamics Corp.                            561,000       39,887,100
--------------------------------------------------------------------------
Lockheed Martin Corp.                             752,079       65,378,227
--------------------------------------------------------------------------
Northrop Grumman Corp.                            486,976       32,330,337
--------------------------------------------------------------------------
Raytheon Co.(a)                                   636,602       31,798,270
==========================================================================
                                                               213,192,991
==========================================================================

AGRICULTURAL PRODUCTS-0.83%

Archer-Daniels-Midland Co.                        491,880       18,937,380
==========================================================================

APPAREL RETAIL-1.91%

American Eagle Outfitters, Inc.                   453,937       20,790,315
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              797,959       23,100,913
==========================================================================
                                                                43,891,228
==========================================================================

APPLICATION SOFTWARE-3.10%

Amdocs Ltd.(b)                                    953,000       36,938,280
--------------------------------------------------------------------------
BEA Systems, Inc.(b)                            2,102,372       34,205,592
==========================================================================
                                                                71,143,872
==========================================================================

BREWERS-0.95%

Anheuser-Busch Cos., Inc.                         461,000       21,860,620
==========================================================================

COMMUNICATIONS EQUIPMENT-5.21%

Cisco Systems, Inc.(b)                          3,013,861       72,724,466
--------------------------------------------------------------------------
Motorola, Inc.                                  2,027,535       46,754,957
==========================================================================
                                                               119,479,423
==========================================================================

COMPUTER HARDWARE-3.50%

Hewlett-Packard Co.                             2,070,308       80,203,732
==========================================================================

DEPARTMENT STORES-5.21%

J.C. Penney Co., Inc.(a)                          430,990       32,423,378
--------------------------------------------------------------------------
Kohl's Corp.(b)                                   307,398       21,702,299
--------------------------------------------------------------------------
Nordstrom, Inc.(a)                                896,951       42,470,630
--------------------------------------------------------------------------
Sears Holdings Corp.(a)(b)                        131,669       22,972,290
==========================================================================
                                                               119,568,597
==========================================================================

DIVERSIFIED METALS & MINING-1.63%

Phelps Dodge Corp.                                373,000       37,441,740
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.69%

Waste Management, Inc.                          1,031,364       38,655,523
==========================================================================

HEALTH CARE DISTRIBUTORS-4.27%

AmerisourceBergen Corp.                           723,000       34,125,600
--------------------------------------------------------------------------
Cardinal Health, Inc.                             354,898       23,228,074
--------------------------------------------------------------------------
McKesson Corp.                                    810,725       40,609,215
==========================================================================
                                                                97,962,889
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SERVICES-3.87%

Caremark Rx, Inc.                                 757,000   $   37,267,110
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)           561,000       38,422,890
--------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         263,000       13,081,620
==========================================================================
                                                                88,771,620
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.97%

Manpower Inc.                                     329,000       22,296,330
==========================================================================

INDUSTRIAL CONGLOMERATES-1.14%

McDermott International, Inc.(b)                  586,950       26,236,665
==========================================================================

INTEGRATED OIL & GAS-2.56%

Marathon Oil Corp.                                360,520       31,148,928
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        585,662       27,490,974
==========================================================================
                                                                58,639,902
==========================================================================

INTERNET SOFTWARE & SERVICES-0.87%

Google Inc.-Class A(b)                             41,865       19,944,067
==========================================================================

INVESTMENT BANKING & BROKERAGE-8.04%

Bear Stearns Cos. Inc. (The)                      172,411       26,094,405
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   419,228       79,565,282
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     646,847       50,350,571
--------------------------------------------------------------------------
Morgan Stanley                                    370,000       28,279,100
==========================================================================
                                                               184,289,358
==========================================================================

IT CONSULTING & OTHER SERVICES-1.95%

Accenture Ltd.-Class A                          1,360,035       44,758,752
==========================================================================

LIFE & HEALTH INSURANCE-1.58%

Prudential Financial, Inc.                        470,544       36,198,950
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.18%

Applera Corp.-Applied Biosystems Group            726,000       27,079,800
==========================================================================

MANAGED HEALTH CARE-3.80%

Coventry Health Care, Inc.(a)(b)                  307,000       14,413,650
--------------------------------------------------------------------------
Humana Inc.(b)                                    409,000       24,540,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           506,429       24,703,607
--------------------------------------------------------------------------
WellPoint Inc.(b)                                 306,776       23,413,144
==========================================================================
                                                                87,070,401
==========================================================================

MOVIES & ENTERTAINMENT-2.12%

News Corp.-Class A                              2,335,680       48,698,928
==========================================================================

MULTI-LINE INSURANCE-1.37%

Assurant, Inc.(a)                                 595,000       31,332,700
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.23%

JPMorgan Chase & Co.                              592,780       28,121,483
==========================================================================

AIM Large Cap Growth Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

PHARMACEUTICALS-1.30%

Merck & Co. Inc.                                  655,726   $   29,783,075
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.95%

Ambac Financial Group, Inc.                       236,325       19,730,774
--------------------------------------------------------------------------
Chubb Corp. (The)                                 590,904       31,406,548
--------------------------------------------------------------------------
SAFECO Corp.                                      286,000       16,642,340
==========================================================================
                                                                67,779,662
==========================================================================

SOFT DRINKS-1.42%

PepsiCo, Inc.                                     514,535       32,642,100
==========================================================================

SPECIALTY STORES-1.62%

Office Depot, Inc.(b)                             882,883       37,072,257
==========================================================================

SYSTEMS SOFTWARE-4.79%

BMC Software, Inc.(b)                             749,969       22,731,560
--------------------------------------------------------------------------
Microsoft Corp.                                 1,583,410       45,459,701
--------------------------------------------------------------------------
Oracle Corp.(b)                                 2,252,327       41,600,480
==========================================================================
                                                               109,791,741
==========================================================================

TOBACCO-1.17%

UST Inc.(a)                                       501,889       26,881,175
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,581,909,356)                                        1,869,726,961
==========================================================================
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-17.16%

FINLAND-1.13%

Nokia Oyj-ADR (Communications Equipment)        1,298,428       25,812,748
==========================================================================

HONG KONG-1.09%

China Mobile Ltd. (Wireless Telecommunication
  Services)(c)                                  3,064,000       24,977,545
==========================================================================

JAPAN-1.89%

Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(c)                              1,275,992       22,816,340
--------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)                      72,996       20,565,154
==========================================================================
                                                                43,381,494
==========================================================================

MEXICO-2.72%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)         1,457,541       62,484,783
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-0.75%

Kookmin Bank (Diversified Banks)(c)               217,512   $   17,238,283
==========================================================================

SWITZERLAND-4.67%

ABB Ltd. (Heavy Electrical Equipment)(c)        2,744,016       40,710,142
--------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               296,230       17,990,048
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(c)           162,691       28,431,770
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(b)(c)                                123,000       19,846,817
==========================================================================
                                                               106,978,777
==========================================================================

UNITED KINGDOM-4.91%

AstraZeneca PLC-ADR (Pharmaceuticals)             785,000       46,079,500
--------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)              1,660,000       30,715,370
--------------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified Metals &
  Mining)(a)                                      162,089       35,884,884
==========================================================================
                                                               112,679,754
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $334,504,592)                     393,553,384
==========================================================================

MONEY MARKET FUNDS-1.58%

Liquid Assets Portfolio-Institutional
  Class(d)                                     18,157,343       18,157,343
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       18,157,343       18,157,343
==========================================================================
    Total Money Market Funds (Cost
      $36,314,686)                                              36,314,686
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.27% (Cost
  $1,952,728,634)                                            2,299,595,031
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.52%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  34,785,504       34,785,504
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,785,504)                                        34,785,504
==========================================================================
TOTAL INVESTMENTS-101.79% (Cost
  $1,987,514,138)                                            2,334,380,535
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.79)%                          (40,987,653)
==========================================================================
NET ASSETS-100.00%                                          $2,293,392,882
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at October 31, 2006.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $154,020,897, which represented 6.72% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost
  $1,916,413,948)*                           $ 2,263,280,345
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $71,100,190)                        71,100,190
============================================================
     Total investments (cost
       $1,987,514,138)                         2,334,380,535
============================================================
Cash                                                  19,176
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 2,566,388
------------------------------------------------------------
  Dividends                                        1,289,729
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  318,061
------------------------------------------------------------
Other assets                                          57,416
============================================================
     Total assets                              2,338,631,305
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           5,925,843
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                545,081
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       34,785,504
------------------------------------------------------------
  Fund expenses advanced                             541,951
------------------------------------------------------------
Accrued distribution fees                            971,445
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,000
------------------------------------------------------------
Accrued transfer agent fees                        1,573,641
------------------------------------------------------------
Accrued operating expenses                           891,958
============================================================
     Total liabilities                            45,238,423
============================================================
Net assets applicable to shares outstanding  $ 2,293,392,882
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,342,218,652
------------------------------------------------------------
Undistributed net investment income (loss)        (2,870,028)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,392,822,799)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              346,867,057
============================================================
                                             $ 2,293,392,882
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   981,750,327
____________________________________________________________
============================================================
Class B                                      $   637,594,335
____________________________________________________________
============================================================
Class C                                      $   179,730,387
____________________________________________________________
============================================================
Class R                                      $    11,230,501
____________________________________________________________
============================================================
Investor Class                               $   347,620,907
____________________________________________________________
============================================================
Institutional Class                          $   135,466,425
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           87,710,132
____________________________________________________________
============================================================
Class B                                           59,994,277
____________________________________________________________
============================================================
Class C                                           16,909,931
____________________________________________________________
============================================================
Class R                                            1,011,357
____________________________________________________________
============================================================
Investor Class                                    30,886,032
____________________________________________________________
============================================================
Institutional Class                               11,937,237
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         11.19
------------------------------------------------------------
  Offering price per share
     (Net asset value of $11.19 divided by
       94.50%)                               $         11.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         10.63
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         10.63
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.10
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $         11.25
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         11.35
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $34,533,067 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $284,192)        $17,294,004
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $108,233)                        2,904,427
=========================================================================
     Total investment income                                   20,198,431
=========================================================================


EXPENSES:

Advisory fees                                                  11,796,950
-------------------------------------------------------------------------
Administrative services fees                                      430,973
-------------------------------------------------------------------------
Custodian fees                                                    244,753
-------------------------------------------------------------------------
Distribution fees:

  Class A                                                       1,636,128
-------------------------------------------------------------------------
  Class B                                                       4,573,816
-------------------------------------------------------------------------
  Class C                                                       1,299,294
-------------------------------------------------------------------------
  Class R                                                          36,208
-------------------------------------------------------------------------
  Investor Class                                                  732,585
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  7,008,561
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                               36,126
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          53,417
-------------------------------------------------------------------------
Other                                                             538,037
=========================================================================
     Total expenses                                            28,386,848
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (1,799,655)
=========================================================================
     Net expenses                                              26,587,193
=========================================================================
Net investment income (loss)                                   (6,388,762)
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes net gains from securities
     sold to affiliates of $2,135,340)                         34,521,632
-------------------------------------------------------------------------
  Foreign currencies                                              118,988
=========================================================================
                                                               34,640,620
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        41,037,237
-------------------------------------------------------------------------
  Foreign currencies                                               36,028
=========================================================================
                                                               41,073,265
=========================================================================
Net gain from investment securities and foreign currencies     75,713,885
=========================================================================
Net increase in net assets resulting from operations          $69,325,123
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,388,762)   $ (1,737,247)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    34,640,620      42,092,475
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             41,073,265      37,314,293
============================================================================================
    Net increase in net assets resulting from operations          69,325,123      77,669,521
============================================================================================
Share transactions-net:
  Class A                                                        797,818,235     (29,524,310)
--------------------------------------------------------------------------------------------
  Class B                                                        531,931,575     (19,664,001)
--------------------------------------------------------------------------------------------
  Class C                                                        127,954,867      (4,708,853)
--------------------------------------------------------------------------------------------
  Class R                                                          8,586,939        (680,651)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (45,992,082)    (56,611,706)
--------------------------------------------------------------------------------------------
  Institutional Class                                                731,505      95,851,741
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,421,031,039     (15,337,780)
============================================================================================
    Net increase in net assets                                 1,490,356,162      62,331,741
============================================================================================

NET ASSETS:

  Beginning of year                                              803,036,720     740,704,979
============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(2,870,028) and $(141,865), respectively)      $2,293,392,882    $803,036,720
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Large Cap Growth Fund

    gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Large Cap Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Prior to March 27, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.75%
--------------------------------------------------------------------
Next $1 billion                                               0.70%
--------------------------------------------------------------------
Over $2 billion                                               0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.32% and 1.07% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $358,128 and reimbursed class level expenses of $1,333,570 for Class A, Class B, Class C, Class R, and Investor Class, in proportion to the net assets of each class. At October 31, 2006, the advisor advanced to the Fund $541,951 for the payment of fund expenses.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,617.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $430,973.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the

AIM Large Cap Growth Fund

Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $7,008,561 for Class A, Class B, Class C, Class R and Investor Class shares and $36,126 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,636,128, $4,573,816, $1,299,294, $36,208 and $732,585, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $157,503 in front-end sales commissions from the sale of Class A shares and $371, $314,849, $9,842 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 9,209,656      $337,992,474      $(329,044,787)        $   --         $18,157,343     $1,395,982      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --       178,537,955       (160,380,612)            --          18,157,343        688,554          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,209,656       180,135,658       (189,345,314)            --                  --        711,658          --
===================================================================================================================================
  Subtotal        $18,419,312      $696,666,087      $(678,770,713)        $   --         $36,314,686     $2,796,194      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $26,223,050     $  888,868,542    $  (880,306,088)       $   --         $34,785,504     $  108,233      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $44,642,362     $1,585,534,629    $(1,559,076,801)       $   --         $71,100,190     $2,904,427      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $35,330,079, which resulted in net realized gains of $2,135,340, and securities purchases of $52,905,351.

AIM Large Cap Growth Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $105,340.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2006, the Fund paid legal fees of $7,292 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $34,533,067 were on loan to brokers. The loans were secured by cash collateral of $34,785,504 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $108,233 for securities lending transactions, which are net of compensation to counterparties.

AIM Large Cap Growth Fund

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October, 31, 2006 and 2005.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   331,256,612
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (418,587)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,379,663,795)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   3,342,218,652
=============================================================================
  Total net assets                                            $ 2,293,392,882
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the recognition of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $660.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $1,138,605,480 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund utilized $30,324,054 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $  295,983,167
------------------------------------------------------------------------------
October 31, 2009                                                   617,527,392
------------------------------------------------------------------------------
October 31, 2010                                                   431,057,632
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,379,663,795
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003 and March 27, 2006, the dates the reorganizations of INVESCO Growth Fund and AIM Blue Chip Fund, respectively, into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.


   On May 26, 2006, 448,605 Investor class shares valued at $20,596,454 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction, which resulted in a realized gain of $2,070,337 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized. Furthermore, the redemption may trigger limitations under the Internal Revenue Code and related regulations regarding the amount of capital loss carryforward available for future utilization by the Fund.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $1,543,808,347 and $808,202,422, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $350,305,423
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (19,049,471)
==============================================================================
Net unrealized appreciation of investment securities             $331,255,952
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,003,124,583.

AIM Large Cap Growth Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, passive foreign investment companies transactions, foreign currency transactions, a redemption-in-kind transaction and expenses related to the plan of reorganization, on October 31, 2006, undistributed net investment income
(loss) was increased by $6,073,967, undistributed net realized gain (loss) was decreased by $2,042,145 and shares of beneficial interest decreased by $4,031,822. Further, as a result of tax deferrals acquired in the reorganization of AIM Blue Chip Fund into the Fund, undistributed net investment income (loss) was decreased by $2,413,368, undistributed net realized gain (loss) was increased by $183,038,921 and shares of beneficial interest decreased by $180,625,553. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                         2006(A)                          2005
                                                              -----------------------------    ---------------------------
                                                                SHARES           AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,313,552    $   79,031,698      8,068,287    $ 79,582,099
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,428,981        25,242,050      1,697,858      15,891,658
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,736,978        17,948,117      1,441,223      13,501,428
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         257,873         2,752,465         81,004         791,982
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,925,879        32,053,695      2,718,103      26,734,766
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           8,121,610        89,171,285     10,222,487     101,445,516
==========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                      76,630,601       856,263,389             --              --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      65,818,985       701,371,944             --              --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      13,971,151       148,874,411             --              --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         684,951         7,603,848             --              --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,338,111        26,266,730             --              --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             567,245         6,405,708             --              --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,883,942        63,398,791        359,609       3,505,990
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,181,086)      (63,398,791)      (374,317)     (3,505,990)
==========================================================================================================================
Reacquired:
  Class A                                                     (18,606,521)     (200,875,643)   (11,324,312)   (112,612,399)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,775,786)     (131,283,628)    (3,417,949)    (32,049,669)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,780,840)      (38,867,661)    (1,943,043)    (18,210,281)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (162,796)       (1,769,374)      (152,178)     (1,472,633)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (9,601,772)     (104,312,507)    (8,480,349)    (83,346,472)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (8,833,359)      (94,845,488)      (558,329)     (5,593,775)
==========================================================================================================================
                                                              128,737,699    $1,421,031,039     (1,661,906)   $(15,337,780)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Blue Chip Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Blue Chip Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 160,011,044 shares of the Fund for 143,598,634 shares of AIM Blue Chip Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Blue Chip Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Blue Chip Fund to the net asset value of the Fund on the close of business, March 24, 2006. AIM Blue Chip Fund's net assets as of the close of business on March 24, 2006 of $1,746,786,030 including $179,650,513 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $888,920,491. The combined aggregate net assets of the Fund subsequent to the reorganization were $2,635,706,521.

AIM Large Cap Growth Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.12       $   9.16    $   8.88    $   7.37    $   8.82
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)         (0.02)(a)    (0.08)(b)    (0.08)(b)    (0.09)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.08           0.98        0.36        1.59       (1.36)
=========================================================================================================================
    Total from investment operations                              1.07           0.96        0.28        1.51       (1.45)
=========================================================================================================================
Net asset value, end of period                                $  11.19       $  10.12    $   9.16    $   8.88    $   7.37
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  10.57%         10.48%       3.15%      20.49%     (16.44)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $981,750       $166,860    $177,498    $154,052    $105,320
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.32%(d)       1.47%       1.54%       1.82%       1.70%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.42%(d)       1.56%       1.55%       1.82%       1.70%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.17)%(d)     (0.20)%(a)    (0.92)%    (1.01)%    (1.01)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             70%           103%        111%        123%        111%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $654,451,350.

AIM Large Cap Growth Fund

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.69       $   8.82    $   8.61    $   7.20    $   8.67
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)         (0.09)(a)    (0.14)(b)    (0.12)(b)    (0.14)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.01           0.96        0.35        1.53       (1.33)
=========================================================================================================================
    Total from investment operations                              0.94           0.87        0.21        1.41       (1.47)
=========================================================================================================================
Net asset value, end of period                                $  10.63       $   9.69    $   8.82    $   8.61    $   7.20
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   9.70%          9.86%       2.44%      19.58%     (16.96)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $637,594       $103,688    $112,931    $122,011    $104,040
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.07%(d)       2.15%       2.19%       2.47%       2.35%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.17%(d)       2.24%       2.20%       2.47%       2.35%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(d)     (0.88)%(a)    (1.57)%    (1.66)%    (1.66)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             70%           103%        111%        123%        111%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $457,381,636.

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                2006          2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.69       $  8.83    $  8.62    $  7.21    $  8.67
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)        (0.09)(a)   (0.14)(b)   (0.12)(b)   (0.14)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.01          0.95       0.35       1.53      (1.32)
=====================================================================================================================
    Total from investment operations                              0.94          0.86       0.21       1.41      (1.46)
=====================================================================================================================
Net asset value, end of period                                $  10.63       $  9.69    $  8.83    $  8.62    $  7.21
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                   9.70%         9.74%      2.44%     19.56%    (16.84)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $179,730       $48,293    $48,420    $44,272    $36,575
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.07%(d)      2.15%      2.19%      2.47%      2.35%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.17%(d)      2.24%      2.20%      2.47%      2.35%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(d)    (0.88)%(a)   (1.57)%   (1.66)%   (1.66)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                             70%          103%       111%       123%       111%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $129,929,403.

AIM Large Cap Growth Fund

                                                                                       CLASS R
                                                              ---------------------------------------------------------
                                                                                                          JUNE 3, 2002
                                                                                                           (DATE SALES
                                                                       YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                              ----------------------------------------     OCTOBER 31,
                                                               2006          2005      2004      2003         2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.07       $ 9.13    $ 8.87    $ 7.37       $  8.40
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)       (0.04)(a)  (0.10)(b)  (0.09)(b)      (0.04)(b)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.06         0.98      0.36      1.59         (0.99)
=======================================================================================================================
    Total from investment operations                             1.03         0.94      0.26      1.50         (1.03)
=======================================================================================================================
Net asset value, end of period                                $ 11.10       $10.07    $ 9.13    $ 8.87       $  7.37
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                 10.23%       10.30%     2.93%    20.35%       (12.26)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,231       $2,330    $2,761    $2,127       $     9
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.57%(d)     1.65%     1.69%     1.97%         1.85%(e)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.67%(d)     1.74%     1.70%     1.97%         1.85%(e)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.42)%(d)   (0.38)%(a)  (1.07)%  (1.16)%      (1.16)%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                         70%         103%      111%      123%          111%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.54)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $7,241,672.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                                                                        (DATE SALES
                                                                    YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                                2006           2005        2004             2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.18       $   9.20    $   8.88          $ 8.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)         (0.01)(a)    (0.05)(b)(c)        (0.01)(b)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.08           0.99        0.37            0.65
=======================================================================================================================
    Total from investment operations                              1.07           0.98        0.32            0.64
=======================================================================================================================
Net asset value, end of period                                $  11.25       $  10.18    $   9.20          $ 8.88
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                                                  10.51%         10.65%       3.60%(c)         7.77%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $347,621       $358,498    $376,905          $  174
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.27%(e)       1.34%       1.19%(c)         1.56%(f)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.37%(e)       1.43%       1.42%           1.56%(f)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.12)%(e)     (0.07)%(a)    (0.57)%(c)        (0.75)%(f)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(g)                                          70%           103%        111%            123%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.23)%, respectively.
(b)  Calculated using average shares outstanding.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses, the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79)% and 3.27%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e)  Ratios are based on average daily net assets of $364,450,747.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                         INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                         APRIL 30, 2004
                                                                    YEAR ENDED            (DATE SALES
                                                                    OCTOBER 31,          COMMENCED) TO
                                                              -----------------------     OCTOBER 31,
                                                                2006           2005           2004
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.21       $   9.18       $  9.13
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05           0.03(a)      (0.01)(b)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09           1.00          0.06
=======================================================================================================
    Total from investment operations                              1.14           1.03          0.05
=======================================================================================================
Net asset value, end of period                                $  11.35       $  10.21       $  9.18
_______________________________________________________________________________________________________
=======================================================================================================
Total return(c)                                                  11.17%         11.22%         0.55%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $135,466       $123,368       $22,190
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.74%(d)       0.81%         0.92%(e)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.76%(d)       0.88%         0.93%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets       0.41%(d)       0.46%(a)      (0.30)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                          70%           103%          111%
_______________________________________________________________________________________________________
=======================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.30%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $163,263,707.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM Large Cap Growth Fund
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Large Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Large Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Large Cap Growth Fund

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 12.31%, 16.12%, 22.56% and 18.68%, respectively.

AIM Large Cap Growth Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Large Cap Growth Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                         [eDELIVERY
                        GO PAPERLESS
                AIMinvestments.com/edelivery
                          Graphic]


REGISTER FOR eDELIVERY
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Register for eDelivery to:                                             of AMVESCAP PLC, one of the world's largest independent
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                           [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts                                         [AIM INVESTMENTS LOGO APPEARS HERE]
------------------------------------------------------------------------------                     --Registered Trademark--

                                                                AIM Select Basic
                                                                      Value Fund

                                Annual Report to Shareholders o October 31, 2006

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Supplemental Information.........   2
Letters to Shareholders..........   3
Performance Summary..............   5
Management Discussion............   5
Fund Expenses....................   7
Long-term Fund Performance.......   8
Approval of Advisory Agreement...  10
Schedule of Investments.......... F-1
Financial Statements............. F-3
Notes to Financial Statements.... F-6
Financial Highlights.............F-13
Auditor's Report.................F-18
Tax Disclosures..................F-19            [COVER GLOBE IMAGE]
Trustees and Officers............F-20

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
  EQUITY]    GLOBAL EQUITY]      EQUITY]

[GRAPHIC]      [GRAPHIC]        [GRAPHIC]

[FIXED        [ALLOCATION     [DIVERSIFIED
INCOME]        SOLUTIONS]      PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
      --REGISTERED TRADEMARK--

AIM Select Basic Value Fund

===================================================================================================================================
AIM SELECT BASIC VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.
===================================================================================================================================

About share classes                          About indexes used in this report             o Industry classifications used in this
                                                                                           report are generally according to the
o The Fund is not currently offered to the   o The unmanaged Lipper Multi-Cap Value        Global Industry Classification Standard,
public.                                      Funds Index represents an average of the      which was developed by and is the
                                             performance of the 30 largest                 exclusive property and a service mark of
o Class B shares are not available as an     multi-capitalization value funds tracked by   Morgan Stanley Capital International Inc.
investment for retirement plans maintained   Lipper Inc., an independent mutual fund       and Standard & Poor's.
pursuant to Section 401 of the Internal      performance monitor.
Revenue Code, including 401(k) plans,                                                      The Fund provides a complete list of its
money purchase pension plans and profit      o The unmanaged Russell 1000 --REGISTERED     holdings four times in each fiscal year,
sharing plans.                               TRADEMARK-- Value Index is a subset of the    at the quarter-ends. For the second and
                                             unmanaged Russell 1000 Index, which           fourth quarters, the lists appear in the
Principal risks of investing in the Fund     represents the performance of the stocks of   Fund's semiannual and annual reports to
                                             large-capitalization companies; the Value     shareholders. For the first and third
o Foreign securities have additional         subset measures the performance of Russell    quarters, the Fund files the lists with
risks, including exchange rate changes,      1000 companies with lower price/book ratios   the Securities and Exchange Commission
political and economic upheaval, the         and lower forecasted growth values.           (SEC) on Form N-Q. The most recent list
relative lack of information about these                                                   of portfolio holdings is available at
companies, relatively low market liquidity   o The unmanaged Standard & Poor's Composite   AIMinvestments.com. From our home page,
and the potential lack of strict financial   Index of 500 Stocks (the S&P 500              click on Products & Performance, then
and accounting controls and standards.       --REGISTERED TRADEMARK-- Index) is an index   Mutual Funds, then Fund Overview. Select
                                             of common stocks frequently used as a         your Fund from the drop-down menu and
o Investing in a fund that invests in        general measure of U.S. stock market          click on Complete Quarterly Holdings.
smaller companies involves risks not         performance.                                  Shareholders can also look up the Fund's
associated with investing in more                                                          Forms N-Q on the SEC Web site at sec.gov.
established companies, such as business      o The Fund is not managed to track the        Copies of the Fund's Forms N-Q may be
risk, stock price fluctuations and           performance of any particular index,          reviewed and copied at the SEC Public
illiquidity.                                 including the indexes defined here, and       Reference Room in Washington, D.C. You
                                             consequently, the performance of the Fund     can obtain information on the operation
o Prices of equity securities change in      may deviate significantly from the            of the Public Reference Room, including
response to many factors including the       performance of the index.                     information about duplicating fee
historical and prospective earnings of the                                                 charges, by calling 202-942-8090 or
issuer, the value of its assets, general     o A direct investment cannot be made in an    800-732-0330, or by electronic request at
economic conditions, interest rates,         index. Unless otherwise indicated, index      the following e-mail address:
investor perceptions and market liquidity.   results include reinvested dividends, and     publicinfo@sec.gov. The SEC file numbers
                                             they do not reflect sales charges.            for the Fund are 811-01424 and 002-25469.
o The value of convertible securities in     Performance of an index of funds reflects
which the Fund invests may be affected by    fund expenses; performance of a market        A description of the policies and
market interest rates, the risk that the     index does not.                               procedures that the Fund uses to
issuer may default on interest or                                                          determine how to vote proxies relating to
principal payments and the value of the      Other information                             portfolio securities is available without
underlying common stock into which these                                                   charge, upon request, from our Client
securities may be converted.                 o The returns shown in the management's       Services department at 800-959-4246 or on
                                             discussion of Fund performance are based on   the AIM Web site, AIMinvestments.com. On
o Debt securities are particularly           net asset values calculated for shareholder   the home page, scroll down and click on
vulnerable to credit risk and interest       transactions. Generally accepted accounting   AIM Funds Proxy Policy. The information
rate fluctuations                            principles require adjustments to be made     is also available on the SEC Web site,
                                             to the net assets of the Fund at period end   sec.gov.
o Because a large percentage of the Fund's   for financial reporting purposes, and as
assets may be invested in a limited number   such, the net asset values for shareholder    Information regarding how the Fund voted
of securities, a change in the value of      transactions and the returns based on those   proxies related to its portfolio
these securities could significantly         net asset values may differ from the net      securities during the 12 months ended
affect the value of your investment in the   asset values and returns reported in the      June 30, 2006, is available at our Web
Fund.                                        Financial Highlights.                         site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=================================================
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
=================================================

AIMINVESTMENTS.COM

AIM Select Basic Value Fund

                       Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                       We're pleased to provide you with this report, which
                       includes a discussion of how your Fund was managed during
   [TAYLOR             the review period ended October 31, 2006, and what
    PHOTO]             factors affected its performance.

                          As we approach the end of 2006, it seems likely that
Philip Taylor           many investors may see the value of their investments
                       increase this year. Global equity markets, collectively, recorded double-digit gains for the year ended October 31, 2006, as did the U.S. stock market. Also, the investment grade bond market in the United States rose for the same period.

                          While stock and bond markets generally enjoyed
                       positive year-to-date returns, their performance was affected by short-term economic and geopolitical events. For example, the U.S. stock market was weak in the second quarter of 2006 when it appeared that inflation might be rising. Only after the U.S. Federal Reserve Board decided in August that inflation was contained and that short-term interest rates need not be increased--the first time it kept rates unchanged in more than two years--did equities truly surge.

                          Short-term market fluctuations are a fact of life for
                       all investors. At AIM Investments --REGISTERED TRADEMARK--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                          We've changed the look of our annual reports to
                       reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                          AIM has a variety of investment solutions, and knowing
                       which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       Our commitment to you

                       In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                          Information about investing, the markets and your Fund
                       is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                       Sincerely,


                       /S/ PHILIP TAYLOR

                       Philip Taylor
                       President - AIM Funds
                       CEO, AIM Investments

                       December 14, 2006

                       AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Select Basic Value Fund

                       Dear Fellow AIM Fund Shareholders:

                       At our meeting at the end of June, your Board completed
                       its comprehensive review* of each fund's advisory
    [CROCKETT          agreement with A I M Advisors, Inc. (AIM) to make certain
      PHOTO]           your interests are being served in terms of fees,
                       performance and operations.

                          Looking ahead, your Board finds many reasons to be
Bruce L. Crockett      positive about AIM's management and strategic direction.
                       Most importantly, AIM's investment management discipline has paid off in terms of improved overall performance. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                          In addition, AIM is realizing the benefits of
                       belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $450 billion globally as of October 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                          The seven new AIM funds--which include Asian funds,
                       structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                          Your Board is very pleased with the overall
                       direction and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                       Sincerely,


                       /S/ BRUCE L. CROCKETT

                       Bruce L. Crockett
                       Independent Chair
                       AIM Funds Board

                       December 14, 2006

                       *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 10-11.

AIM Select Basic Value Fund

Management's discussion of Fund performance                                                tations of our process. First, the
                                                                                           investment strategy is intended to
========================================================================================   preserve your capital while growing it at
                                                                                           above-market rates over the long term.
PERFORMANCE SUMMARY                                                                        Second, our investments have little in
                                                                                           common with popular benchmark indexes and
For the fiscal year ended October 31, 2006, Class A shares of AIM Select Basic Value       most of our peers. And third, the Fund's
Fund, excluding applicable sales charges, underperformed the S&P 500 Index, the Russell    short-term relative performance will
1000 Value Index and the Lipper Multi-Cap Value Funds Index.                               naturally be different than the market
                                                                                           and peers and have little information
     We attribute the Fund's underperformance versus its broad market and style-specific   value since we simply don't own the same
indexes to below-market returns from selected investments in the information technology    stocks.
and consumer discretionary sectors. Top contributors to performance were selected
investments in the financials, industrials and health care sectors.                        MARKET CONDITIONS AND YOUR FUND

     Your Fund's long-term performance appears on pages 8 and 9.                           Equity markets posted healthy gains
                                                                                           during the fiscal year as favorable
FUND VS. INDEXES                                                                           economic data and solid corporate profits
                                                                                           overshadowed housing market concerns
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales charges     along with volatility and investor
were included, returns would be lower.                                                     uncertainty regarding interest rates and
                                                                                           oil prices. The telecommunication
Class A Shares                                                                    14.21%   services and materials sectors led the
Class B Shares                                                                    14.21    market for the fiscal year while
Class C Shares                                                                    14.21    information technology and health care
S&P 500 Index (Broad Market Index)                                                16.33    stocks generally trailed.
Russell 1000 Value Index (Style-Specific Index)                                   21.46
Lipper Multi-Cap Value Funds Index (Peer Group Index)                             17.74         The Fund's financials stocks were
Source: Lipper Inc.                                                                        among the largest contributors to Fund
                                                                                           performance. A robust capital markets
========================================================================================   environment combined with generally
                                                                                           favorable operating fundamentals across
HOW WE INVEST                                o Companies have a measurable estimated       most other business lines led to
                                             intrinsic value. Importantly, this            substantial share price increases for
We seek to create wealth by maintaining a    estimated fair value is independent of the    Fund holdings JPMORGAN CHASE and MERRILL
long term investment horizon and investing   company's stock price.                        LYNCH. JPMorgan Chase made a significant
in companies that are selling at a                                                         contribution to Fund performance as the
significant discount to their estimated      o Market prices are more volatile than        company continued to drive towards its
intrinsic value--a value that is based on    business values, partly because investors     profitability goals in virtually all of
the estimated future cash flows generated    regularly overreact to negative news.         its business lines. FANNIE MAE also
by the business. The Fund's philosophy is                                                  contributed to Fund performance as
based on two elements that we believe have        Since our application of this strategy   concerns over past accounting issues
extensive empirical evidence:                is highly disciplined and relatively          dissipated and
                                             unique, it is important to understand the
                                             benefits and limi-                                                          (continued)

==========================================   ===========================================   =========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES                           TOP 10 EQUITY HOLDINGS

By sector                                    1. Pharmaceuticals                     8.8%   1. Cardinal Health, Inc.             5.4%
                                             2. Other Diversified                   8.0    2. JPMorgan Chase & Co.              4.5
               [PIE CHART]                      Financial Services                         3. Merrill Lynch & Co., Inc.         4.5
                                             3. Advertising                         6.1    4. UnitedHealth Group Inc.           4.3
Industrials                          12.3%   4. Systems Software                    5.5    5. Molson Coors Brewing Co.-Class B  4.1
Consumer Discretionary               11.1%   5. Health Care Distributors            5.4    6. Tyco International Ltd.           3.9
Energy                                6.9%                                                 7. Interpublic Group of Cos., Inc.   3.9
Consumer Staples                      4.1%   Total Net Assets             $1.56 million       (The)
Materials                             2.7%                                                 8. Fannie Mae                        3.8
Other Assets Less Liabilities         0.8%   Total Number of Holdings                32    9. Sanofi-Aventis (France)           3.7
Financials                           21.9%                                                 10. Transocean Inc.                  3.7
Health Care                          21.3%
Information Technology               18.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

==========================================   ===========================================   =========================================

AIM Select Basic Value Fund

investors focused on the company's           PORTFOLIO ASSESSMENT                                           Bret W. Stanley
compelling fundamentals.                                                                                    Chartered Financial
                                             We believe the single most important              [STANLEY     Analyst, senior
     A modest number of Fund holdings        indicator of the way AIM Select Basic Value        PHOTO]      portfolio manager, is
posted price declines during the reporting   Fund is positioned for potential success is                    lead manager of AIM
period. The Fund's largest detractors from   not our historical investment results or                       Select Basic Value Fund.
performance were Dell, Cendant and CA.       popular statistical measures, but the         He began his investment career in 1988
After selling its travel distribution        portfolio's estimated intrinsic value--the    and joined AIM in 1998. Mr. Stanley
business, Cendant split into three           aggregate business value of the portfolio     earned a B.B.A. in finance from The
separate operating companies: Realogy        based on our estimate of intrinsic value      University of Texas at Austin and an M.S.
(real estate), Wyndam Worldwide              for each individual holding. At the close     in finance from the University of
(hospitality) and Avis Budget Group (car     of the reporting period, and in our           Houston.
rental). Following the split, the Fund       opinion, the difference between the market
retained only its position in Realogy.       price and the estimated intrinsic value of                     R. Canon Coleman II
                                             the portfolio was above the Fund's                             Chartered Financial
     Enterprise software firm CA's stock     historical average and what we believed was       [COLEMAN     Analyst, portfolio
declined during the fiscal year as a         available in the broad market. While there         PHOTO]      manager, is manager of
result of investor concerns regarding        is no assurance that market value will ever                    AIM Select Basic Value
senior management turnover,                  reflect our estimate of the portfolio's                        Fund. He joined AIM in
weaker-than-expected quarterly earnings      intrinsic value, as managers and              2000. Mr. Coleman earned a B.S. and an
and a stock options issue. Despite these     shareholders we believe this provides the     M.S. in accounting from the University of
short-term headwinds, our estimate of        best indication that your Fund is             Florida. He also earned an M.B.A. from
fundamental intrinsic value for CA           positioned to potentially achieve its         the Wharton School at the University of
remained unchanged.                          objective of long-term growth of capital.     Pennsylvania.

     During the fiscal year, we reduced      IN CLOSING                                                     Matthew W.
the Fund's energy sector exposure. While                                                                    Seinsheimer
we continued to believe this energy cycle    We remain optimistic about AIM Select Basic      [SEINSHEIMER  Chartered Financial
is based on sound fundamentals, our          Value Fund's portfolio. As always, we are           PHOTO]     Analyst, senior
analysis led us to conclude current energy   continually searching for opportunities to                     portfolio manager, is
equity valuations warranted less exposure    increase the portfolio's estimated                             manager of AIM Select
to the sector.                               intrinsic value. We thank you for your        Basic Value Fund. He began his investment
                                             investment and for sharing our long-term      career in 1992 and joined AIM in 1998. He
     During the fiscal year, we also sold    horizon.                                      earned a B.B.A. from Southern Methodist
our positions in McKesson and WellPoint                                                    University and an M.B.A. from The
based on valuation and other portfolio       The views and opinions expressed in           University of Texas at Austin.
considerations. We initiated positions in    management's discussion of Fund performance
Dell, Microsoft and UnitedHealth Group.      are those of A I M Advisors, Inc. These                        Michael J. Simon
While Dell and Microsoft's growth and        views and opinions are subject to change at                    Chartered Financial
business models are in the early stages of   any time based on factors such as market           [SIMON      Analyst, senior
a transition, we believe current market      and economic conditions. These views and           PHOTO]      portfolio manager, is
valuations do not reflect the long-term      opinions may not be relied upon as                             manager of AIM Select
positives of their dominant market           investment advice or recommendations, or as                    Basic Value Fund. He
positions and the compelling economics of    an offer for a particular security. The       began his investment career in 1989 and
their businesses. In September, long-time    information is not a complete analysis of     joined AIM in 2001. Mr. Simon earned a
Fund holding First Data spun off its         every aspect of any market, country,          B.B.A. in finance from Texas Christian
Western Union subsidiary; we continued to    industry, security or the Fund. Statements    University and an M.B.A. from the
own the stocks of both companies at the      of fact are from sources considered           University of Chicago.
close of the fiscal year.                    reliable, but A I M Advisors, Inc. makes no
                                             representation or warranty as to their        Assisted by the Basic Value Team
                                             completeness or accuracy. Although
                                             historical performance is no guarantee of
                                             future results, these insights may help you
                                             understand our investment management
                                             philosophy.

                                                     See important Fund and index
                                                disclosures on the inside front cover.

                                                                                           For a presentation of your Fund's
                                                                                           long-term performance, please see pages 8
                                                                                           and 9.

AIM Select Basic Value Fund

Calculating your ongoing Fund expenses

Example                                      together with the amount you invested, to          The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600       you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),       information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in     of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled          To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your        that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                   the other funds
and other Fund expenses. This example is
intended to help you understand your         Hypothetical example for comparison                Please note that the expenses shown
ongoing costs (in dollars) of investing in   purposes                                      in the table are meant to highlight your
the Fund and to compare these costs with                                                   ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information     transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and         (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's     deferred sales charges on redemptions,
beginning of the period and held for the     actual expense ratio and an assumed rate of   and redemption fees, if any. Therefore,
entire period May 1, 2006, through October   return of 5% per year before expenses,        the hypothetical information is useful in
31, 2006.                                    which is not the Fund's actual return. The    comparing ongoing costs only, and will
                                             Fund's actual cumulative total returns at     not help you determine the relative total
Actual expenses                              net asset value after expenses for the six    costs of owning different funds. In
                                             months ended October 31, 2006, appear in      addition, if these transaction costs were
The table below provides information about   the table "Cumulative Total Returns" on       included, your costs would have been
actual account values and actual expenses.   page 9.                                       higher.
You may use the information in this table,

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                               ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)
               BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE        ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS          (5/01/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO
A              $1,000.00            $1,021.00              $9.12               $1,016.18             $9.10              1.79%
B               1,000.00             1,021.00               9.12                1,016.18              9.10              1.79
C               1,000.00             1,021.00               9.12                1,016.18              9.10              1.79

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in the table "Cumulative Total Returns" on page 9.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

AIM Select Basic Value Fund

Your Fund's long-term performance

Results of a $10,000 Investment
Fund data from 8/30/02, index data from 8/31/02

Past performance cannot guarantee                 Performance of an index of funds
comparable future results.                   reflects fund expenses and management fees;
                                             performance of a market index does not.
     The data shown in the chart include     Performance shown in the chart and table(s)
reinvested distributions, applicable sales   does not reflect deduction of taxes a
charges, Fund expenses and management        shareholder would pay on Fund distributions
fees. Results for Class B shares are         or sale of Fund shares. Performance of the
calculated as if a hypothetical              indexes does not reflect the effects of
shareholder had liquidated his entire        taxes.
investment in the Fund at the close of the
reporting period and paid the applicable
contingent deferred sales charges. Index
results include reinvested dividends, but
they do not reflect sales charges.

==============================================================================================================

                                               [MOUNTAIN CHART]

DATE      AIM SELECT BASIC   AIM SELECT BASIC   AIM SELECT BASIC   RUSSELL 1000   S&P 500   LIPPER MULTI-VALUE
             VALUE FUND         VALUE FUND         VALUE FUND       VALUE INDEX    INDEX       FUNDS INDEX
           -CLASS A SHARES    -CLASS B SHARES    -CLASS C SHARES
8/30/02        $ 9450             $10000            $10000
8/02             9450              10000             10000            $10000       $10000         $10000
9/02             7995               8460              8460              8888         8914           8916
10/02            8628               9130              9130              9547         9698           9393
11/02            9393               9940              9940             10148        10268          10093
12/02            8807               9320              9320              9707         9665           9647
1/03             8597               9097              9097              9472         9413           9449
2/03             8233               8712              8712              9220         9271           9206
3/03             8252               8732              8732              9235         9361           9241
4/03             9036               9562              9562             10048        10132          10044
5/03            10078              10664             10664             10697        10665          10883
6/03            10259              10856             10856             10830        10801          10963
7/03            10584              11200             11200             10992        10992          11114
8/03            10871              11504             11504             11163        11206          11462
9/03            10680              11301             11301             11054        11087          11330
10/03           11139              11787             11787             11730        11714          11954
11/03           11378              12041             12041             11890        11817          12209
12/03           12058              12759             12759             12622        12436          12810
1/04            12182              12891             12891             12844        12664          13081
2/04            12421              13144             13144             13120        12840          13330
3/04            12449              13174             13174             13005        12647          13213
4/04            12373              13093             13093             12687        12448          12970
5/04            12412              13134             13134             12816        12619          13031
6/04            12698              13437             13437             13119        12864          13399
7/04            11953              12649             12649             12934        12438          13016
8/04            11867              12558             12558             13118        12488          13061
9/04            11982              12679             12679             13322        12624          13325
10/04           12068              12771             12771             13543        12816          13500
11/04           12756              13499             13499             14228        13335          14207
12/04           13342              14118             14118             14704        13788          14720
1/05            13082              13843             13843             14443        13452          14400
2/05            13232              14002             14002             14922        13735          14780
3/05            12912              13663             13663             14717        13492          14570
4/05            12611              13345             13345             14454        13237          14222
5/05            12951              13705             13705             14802        13657          14685
6/05            13152              13918             13918             14964        13677          14865
7/05            13573              14363             14363             15397        14185          15367
8/05            13273              14046             14046             15330        14056          15253
9/05            13262              14034             14034             15545        14170          15381
10/05           12932              13685             13685             15150        13933          15004
11/05           13373              14152             14152             15648        14460          15508
12/05           13766              14568             14568             15741        14465          15652
1/06            14280              15111             15111             16353        14848          16169
2/06            14248              15078             15078             16453        14888          16194
3/06            14417              15256             15256             16676        15073          16460
4/06            14468              15311             15311             17099        15276          16786
5/06            13893              14701             14701             16667        14837          16354
6/06            13683              14479             14479             16774        14856          16321
7/06            13577              14368             14368             17182        14948          16373
8/06            13902              14711             14711             17469        15303          16688
9/06            14195              15022             15022             17817        15697          17064
10/06           14772              15529             15629             18401        16208          17665

==============================================================================================================
                                                                                           SOURCE: LIPPER INC.

AIM Select Basic Value Fund

==========================================   ===========================================   =========================================

Average Annual Total Returns                 Average Annual Total Returns                  Cumulative Total Returns

As of 10/31/06, including applicable sales   As of 9/30/06, the most recent calendar       6 months ended 10/31/06, excluding
charges                                      quarter-end, including applicable sales       applicable sales charges
                                             charges
Class A Shares                                                                             Class A Shares                      2.10%
Inception (8/30/02)                 9.81%    Class A Shares                                Class B Shares                      2.10
   1 Year                           7.95     Inception (8/30/02)                   8.96%   Class C Shares                      2.10
                                                1 Year                             1.15
Class B Shares                                                                             =========================================
Inception (8/30/02)                11.13%    Class B Shares
   1 Year                           9.21     Inception (8/30/02)                  10.29%
                                                1 Year                             2.03
Class C Shares
Inception (8/30/02)                 11.30%   Class C Shares
   1 Year                           13.21    Inception (8/30/02)                  10.47%
                                                1 Year                             6.03

==========================================   ===========================================

The performance data quoted represent past   performance reflects the applicable
performance and cannot guarantee             contingent deferred sales charge (CDSC) for
comparable future results; current           the period involved. The CDSC on Class B
performance may be lower or higher. Please   shares declines from 5% beginning at the
visit AIMinvestments.com for the most        time of purchase to 0% at the beginning of
recent month-end performance. Performance    the seventh year. The CDSC on Class C
figures reflect reinvested distributions,    shares is 1% for the first year after
changes in net asset value and the effect    purchase.
of the maximum sales charge unless
otherwise stated. Investment return and           The performance of the Fund's share
principal value will fluctuate so that you   classes will differ primarily due to
may have a gain or loss when you sell        different sales charge structures and class
shares.                                      expenses.

     Class A share performance reflects           Had the advisor not waived fees and/or
the maximum 5.50% sales charge, and Class    reimbursed expenses, performance would have
B and Class C share                          been lower.

AIM Select Basic Value Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Equity Funds    Agreement was appropriate and that AIM        the independent written evaluation of the
(the "Board") oversees the management of     currently is providing services in            Fund's Senior Officer (discussed below)
AIM Select Basic Value Fund (the "Fund")     accordance with the terms of the Advisory     only considered Fund performance through
and, as required by law, determines          Agreement.                                    the most recent calendar year, the Board
annually whether to approve the                                                            also reviewed more recent Fund
continuance of the Fund's advisory           o The quality of services to be provided by   performance, which did not change their
agreement with A I M Advisors, Inc.          AIM. The Board reviewed the credentials and   conclusions.
("AIM"). Based upon the recommendation of    experience of the officers and employees of
the Investments Committee of the Board, at   AIM who will provide investment advisory      o Meetings with the Fund's portfolio
a meeting held on June 27, 2006, the         services to the Fund. In reviewing the        managers and investment personnel. With
Board, including all of the independent      qualifications of AIM to provide investment   respect to the Fund, the Board is meeting
trustees, approved the continuance of the    advisory services, the Board considered       periodically with such Fund's portfolio
advisory agreement (the "Advisory            such issues as AIM's portfolio and product    managers and/or other investment
Agreement") between the Fund and AIM for     review process, various back office support   personnel and believes that such
another year, effective July 1, 2006.        functions provided by AIM and AIM's equity    individuals are competent and able to
                                             and fixed income trading operations. Based    continue to carry out their
     The Board considered the factors        on the review of these and other factors,     responsibilities under the Advisory
discussed below in evaluating the fairness   the Board concluded that the quality of       Agreement.
and reasonableness of the Advisory           services to be provided by AIM was
Agreement at the meeting on June 27, 2006    appropriate and that AIM currently is         o Overall performance of AIM. The Board
and as part of the Board's ongoing           providing satisfactory services in            considered the overall performance of AIM
oversight of the Fund. In their              accordance with the terms of the Advisory     in providing investment advisory and
deliberations, the Board and the             Agreement.                                    portfolio administrative services to the
independent trustees did not identify any                                                  Fund and concluded that such performance
particular factor that was controlling,      o The performance of the Fund relative to     was satisfactory.
and each trustee attributed different        comparable funds. The Board reviewed the
weights to the various factors.              performance of the Fund during the past one   o Fees relative to those of clients of
                                             and three calendar years against the          AIM with comparable investment
     One responsibility of the independent   performance of funds advised by other         strategies. The Board noted that AIM does
Senior Officer of the Fund is to manage      advisors with investment strategies           not serve as an advisor to other mutual
the process by which the Fund's proposed     comparable to those of the Fund. The Board    funds or other clients with investment
management fees are negotiated to ensure     noted that the Fund's performance was below   strategies comparable to those of the
that they are negotiated in a manner which   the median performance of such comparable     Fund.
is at arms' length and reasonable. To that   funds for the one year period and
end, the Senior Officer must either          comparable to such median performance for     o Fees relative to those of comparable
supervise a competitive bidding process or   the three year period. The Board also noted   funds with other advisors. The Board
prepare an independent written evaluation.   that the Fund is currently in incubation      reviewed the advisory fee rate for the
The Senior Officer has recommended an        and has no public shareholders. Based on      Fund under the Advisory Agreement. The
independent written evaluation in lieu of    this review and after taking account of all   Board compared effective contractual
a competitive bidding process and, upon      of the other factors that the Board           advisory fee rates at a common asset
the direction of the Board, has prepared     considered in determining whether to          level at the end of the past calendar
such an independent written evaluation.      continue the Advisory Agreement for the       year and noted that the Fund's rate was
Such written evaluation also considered      Fund, the Board concluded that no changes     comparable to the median rate of the
certain of the factors discussed below. In   should be made to the Fund and that it was    funds advised by other advisors with
addition, as discussed below, the Senior     not necessary to change the Fund's            investment strategies comparable to those
Officer made a recommendation to the Board   portfolio management team at this time.       of the Fund that the Board reviewed. The
in connection with such written              Although the independent written evaluation   Board noted that AIM has agreed to waive
evaluation.                                  of the Fund's Senior Officer (discussed       advisory fees of the Fund and to limit
                                             below) only considered Fund performance       the Fund's total operating expenses, as
     The discussion below serves as a        through the most recent calendar year, the    discussed below. The Board also noted
summary of the Senior Officer's              Board also reviewed more recent Fund          that the Fund is currently in incubation
independent written evaluation and           performance, which did not change their       and has no public shareholders. Based on
recommendation to the Board in connection    conclusions.                                  this review, the Board concluded that the
therewith, as well as a discussion of the                                                  advisory fee rate for the Fund under the
material factors and the conclusions with    o The performance of the Fund relative to     Advisory Agreement was fair and
respect thereto that formed the basis for    indices. The Board reviewed the performance   reasonable.
the Board's approval of the Advisory         of the Fund during the past one and three
Agreement. After consideration of all of     calendar years against the performance of     o Expense limitations and fee waivers.
the factors below and based on its           the Russell 1000 Value Index. The Board       The Board noted that AIM has
informed business judgment, the Board        noted that the Fund's performance was below   contractually agreed to waive advisory
determined that the Advisory Agreement is    the performance of such Index for the one     fees of the Fund through June 30, 2007 to
in the best interests of the Fund and its    year period and comparable to such Index      the extent necessary so that the advisory
shareholders and that the compensation to    for the three year period. The Board also     fees payable by the Fund do not exceed a
AIM under the Advisory Agreement is fair     noted that the performance of such Index      specified maximum advisory fee rate,
and reasonable and would have been           does not reflect fees, while the              which maximum rate includes breakpoints
obtained through arm's length                performance of the Fund does reflect fees.    and is based on net asset levels. The
negotiations.                                The Board also noted that the Fund is         Board considered the contractual nature
                                             currently in incubation and has no public     of this fee waiver and noted that it
     Unless otherwise stated, information    shareholders. Based on this review and        remains in effect until June 30, 2007.
presented below is as of June 27, 2006 and   after taking account of all of the other      The Board also noted that AIM has
does not reflect any changes that may have   factors that the Board considered in          voluntarily agreed to waive fees and/or
occurred since June 27, 2006, including      determining whether to continue the           limit expenses of the Fund in an amount
but not limited to changes to the Fund's     Advisory Agreement for the Fund, the Board    necessary to limit total annual operating
performance, advisory fees, expense          concluded that no changes should be made to   expenses to a specified percentage of
limitations and/or fee waivers.              the Fund and that it was not necessary to     average daily net assets for each class
                                             change the Fund's portfolio management team   of the Fund. The Board considered the
o The nature and extent of the advisory      at this time. Although                        voluntary nature of this fee
services to be provided by AIM. The Board                                                  waiver/expense limitation and noted that
reviewed the services to be provided by                                                    it can be terminated at any time by AIM
AIM under the Advisory Agreement. Based on                                                 without further notice to investors. The
such review, the Board concluded that the                                                  Board also noted that the Fund is
range of services to be provided by AIM                                                    currently in incubation and has no public
under the Advisory                                                                         shareholders. The Board con-

                                                                                                                         (continued)

AIM Select Basic Value Fund

sidered the effect these fee                 o Independent written evaluation and          o Historical relationship between the
waivers/expense limitations would have on    recommendations of the Fund's Senior          Fund and AIM. In determining whether to
the Fund's estimated expenses and            Officer. The Board noted that, upon their     continue the Advisory Agreement for the
concluded that the levels of fee             direction, the Senior Officer of the Fund,    Fund, the Board also considered the prior
waivers/expense limitations for the Fund     who is independent of AIM and AIM's           relationship between AIM and the Fund, as
were fair and reasonable.                    affiliates, had prepared an independent       well as the Board's knowledge of AIM's
                                             written evaluation in order to assist the     operations, and concluded that it was
o Breakpoints and economies of scale. The    Board in determining the reasonableness of    beneficial to maintain the current
Board reviewed the structure of the Fund's   the proposed management fees of the AIM       relationship, in part, because of such
advisory fee under the Advisory Agreement,   Funds, including the Fund. The Board noted    knowledge. The Board also reviewed the
noting that it includes two breakpoints.     that the Senior Officer's written             general nature of the non-investment
The Board reviewed the level of the Fund's   evaluation had been relied upon by the        advisory services currently performed by
advisory fees, and noted that such fees,     Board in this regard in lieu of a             AIM and its affiliates, such as
as a percentage of the Fund's net assets,    competitive bidding process. In determining   administrative, transfer agency and
would decrease as net assets increase        whether to continue the Advisory Agreement    distribution services, and the fees
because the Advisory Agreement includes      for the Fund, the Board considered the        received by AIM and its affiliates for
breakpoints. The Board noted that, due to    Senior Officer's written evaluation and the   performing such services. In addition to
the Fund's asset levels at the end of the    recommendation made by the Senior Officer     reviewing such services, the trustees
past calendar year and the way in which      to the Board that the Board consider          also considered the organizational
the advisory fee breakpoints have been       whether the advisory fee waivers for          structure employed by AIM and its
structured, the Fund has yet to benefit      certain equity AIM Funds, including the       affiliates to provide those services.
from the breakpoints. The Board noted that   Fund, should be simplified. The Board         Based on the review of these and other
AIM has contractually agreed to waive        concluded that it would be advisable to       factors, the Board concluded that AIM and
advisory fees of the Fund through June 30,   consider this issue and reach a decision      its affiliates were qualified to continue
2007 to the extent necessary so that the     prior to the expiration date of such          to provide non-investment advisory
advisory fees payable by the Fund do not     advisory fee waivers.                         services to the Fund, including
exceed a specified maximum advisory fee                                                    administrative, transfer agency and
rate, which maximum rate includes            o Profitability of AIM and its affiliates.    distribution services, and that AIM and
breakpoints and is based on net asset        The Board reviewed information concerning     its affiliates currently are providing
levels. The Board concluded that the         the profitability of AIM's (and its           satisfactory non-investment advisory
Fund's fee levels under the Advisory         affiliates') investment advisory and other    services.
Agreement therefore would reflect            activities and its financial condition. The
economies of scale at higher asset levels    Board considered the overall profitability    o Other factors and current trends. The
and that it was not necessary to change      of AIM, as well as the profitability of AIM   Board considered the steps that AIM and
the advisory fee breakpoints in the Fund's   in connection with managing the Fund. The     its affiliates have taken over the last
advisory fee schedule.                       Board noted that AIM's operations remain      several years, and continue to take, in
                                             profitable, although increased expenses in    order to improve the quality and
o Investments in affiliated money market     recent years have reduced AIM's               efficiency of the services they provide
funds. The Board also took into account      profitability. Based on the review of the     to the Funds in the areas of investment
the fact that uninvested cash and cash       profitability of AIM's and its affiliates'    performance, product line
collateral from securities lending           investment advisory and other activities      diversification, distribution, fund
arrangements, if any (collectively, "cash    and its financial condition, the Board        operations, shareholder services and
balances") of the Fund may be invested in    concluded that the compensation to be paid    compliance. The Board concluded that
money market funds advised by AIM pursuant   by the Fund to AIM under its Advisory         these steps taken by AIM have improved,
to the terms of an SEC exemptive order.      Agreement was not excessive.                  and are likely to continue to improve,
The Board found that the Fund may realize                                                  the quality and efficiency of the
certain benefits upon investing cash         o Benefits of soft dollars to AIM. The        services AIM and its affiliates provide
balances in AIM advised money market         Board considered the benefits realized by     to the Fund in each of these areas, and
funds, including a higher net return,        AIM as a result of brokerage transactions     support the Board's approval of the
increased liquidity, increased               executed through "soft dollar"                continuance of the Advisory Agreement for
diversification or decreased transaction     arrangements. Under these arrangements,       the Fund.
costs. The Board also found that the Fund    brokerage commissions paid by the Fund
will not receive reduced services if it      and/or other funds advised by AIM are used
invests its cash balances in such money      to pay for research and execution services.
market funds. The Board noted that, to the   This research may be used by AIM in making
extent the Fund invests uninvested cash in   investment decisions for the Fund. The
affiliated money market funds, AIM has       Board concluded that such arrangements were
voluntarily agreed to waive a portion of     appropriate.
the advisory fees it receives from the
Fund attributable to such investment. The    o AIM's financial soundness in light of the
Board further determined that the proposed   Fund's needs. The Board considered whether
securities lending program and related       AIM is financially sound and has the
procedures with respect to the lending       resources necessary to perform its
Fund is in the best interests of the         obligations under the Advisory Agreement,
lending Fund and its respective              and concluded that AIM has the financial
shareholders. The Board therefore            resources necessary to fulfill its
concluded that the investment of cash        obligations under the Advisory Agreement.
collateral received in connection with the
securities lending program in the money
market funds according to the procedures
is in the best interests of the lending
Fund and its respective shareholders.

AIM SELECT BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
October 31, 2006

                                                             SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-99.15%

ADVERTISING-6.05%

Interpublic Group of Cos., Inc. (The) (a)                     5,524   $   60,267
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                             338       34,290
--------------------------------------------------------------------------------
                                                                          94,557
--------------------------------------------------------------------------------
APPAREL RETAIL-2.76%

Gap, Inc. (The)                                               2,050       43,091
--------------------------------------------------------------------------------
BREWERS-4.08%

Molson Coors Brewing Co.-Class B                                896       63,777
--------------------------------------------------------------------------------
BUILDING PRODUCTS-2.12%

American Standard Cos. Inc.                                     750       33,218
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.53%

Plantronics, Inc.                                             1,871       39,497
--------------------------------------------------------------------------------
COMPUTER HARDWARE-3.45%

Dell Inc. (a)                                                 2,215       53,891
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.83%

Chicago Bridge & Iron Co. N.V.-New York Shares                1,802       44,257
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-2.72%

Cemex S.A. de C.V.-ADR (Mexico)(a)                            1,382       42,483
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED
   SERVICES-4.69%

First Data Corp.                                              2,024       49,082
--------------------------------------------------------------------------------
Western Union Co. (a)                                         1,100       24,255
--------------------------------------------------------------------------------
                                                                          73,337
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES-3.36%

Waste Management, Inc.                                        1,400       52,472
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-2.27%

Target Corp.                                                    600       35,508
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-5.44%

Cardinal Health, Inc.                                         1,300       85,085
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-3.95%

Tyco International Ltd.                                       2,100       61,803
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-
   4.47%

Merrill Lynch & Co., Inc.                                       800       69,936
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-
   2.74%

Waters Corp. (a)                                                860       42,828
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE-4.28%

UnitedHealth Group Inc.                                       1,371   $   66,877
--------------------------------------------------------------------------------
OIL & GAS DRILLING-3.71%

Transocean Inc. (a)                                             800       58,032
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-
   3.24%

Weatherford International Ltd. (a)                            1,231       50,569
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   8.01%

Citigroup Inc.                                                1,100       55,176
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                          1,475       69,974
--------------------------------------------------------------------------------
                                                                         125,150
--------------------------------------------------------------------------------
PHARMACEUTICALS-8.81%

Pfizer Inc.                                                   1,300       34,645
--------------------------------------------------------------------------------
Sanofi-Aventis  (France)(b)                                     687       58,351
--------------------------------------------------------------------------------
Wyeth                                                           875       44,651
--------------------------------------------------------------------------------
                                                                         137,647
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-
   3.11%

ACE Ltd.                                                        850       48,662
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT-0.99%

Realogy Corp. (a)                                               603       15,545
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-2.67%

Brooks Automation, Inc. (a)                                   2,939       41,734
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-5.55%

CA Inc.                                                       2,050       50,758
--------------------------------------------------------------------------------
Microsoft Corp.                                               1,253       35,974
--------------------------------------------------------------------------------
                                                                          86,732
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-5.32%

Fannie Mae                                                    1,000       59,260
--------------------------------------------------------------------------------
Freddie Mac                                                     347       23,940
--------------------------------------------------------------------------------
                                                                          83,200
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.15%
   (Cost $1,190,796)                                                   1,549,888
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.85%                                       13,330
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                    $1,563,218
--------------------------------------------------------------------------------

AIM SELECT BASIC VALUE FUND

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at October 31, 2006 represented 3.73% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AIM Select Basic Value Fund

AIM SELECT BASIC VALUE FUND STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

ASSETS:

Investments, at value (cost $1,190,796)                               $1,549,888
--------------------------------------------------------------------------------
Foreign currencies, at value (cost $59)                                       59
--------------------------------------------------------------------------------
Cash                                                                      18,646
--------------------------------------------------------------------------------
Receivables for:

   Dividends                                                                 489
--------------------------------------------------------------------------------
   Fund expenses absorbed                                                 15,123
--------------------------------------------------------------------------------
Other assets                                                                 126
--------------------------------------------------------------------------------
      Total assets                                                      1,584,331
--------------------------------------------------------------------------------
LIABILITIES:

Accrued trustees' and officer's fees and benefits                          1,167
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                    3
--------------------------------------------------------------------------------
Accrued operating expenses                                                19,943
--------------------------------------------------------------------------------
      Total liabilities                                                   21,113
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $1,563,218
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

Shares of beneficial interest                                         $1,094,573
--------------------------------------------------------------------------------
Undistributed net realized gain from investment securities
   and foreign currencies                                                109,553
--------------------------------------------------------------------------------
Unrealized appreciation of investment securities                         359,092
--------------------------------------------------------------------------------
                                                                      $1,563,218
--------------------------------------------------------------------------------

NET ASSETS:

Class A                                                               $  625,282
--------------------------------------------------------------------------------
Class B                                                               $  468,968
--------------------------------------------------------------------------------
Class C                                                               $  468,968
--------------------------------------------------------------------------------
SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
   NUMBER OF SHARES AUTHORIZED:

Class A                                                                   44,306
--------------------------------------------------------------------------------
Class B                                                                   33,230
--------------------------------------------------------------------------------
Class C                                                                   33,230
--------------------------------------------------------------------------------
Class A:

   Net asset value per share                                          $    14.11
--------------------------------------------------------------------------------
   Offering price per share

   (Net asset value of $14.11 / 94.50%)                               $    14.93
--------------------------------------------------------------------------------
Class B:

   Net asset value and offering price per share                       $    14.11
--------------------------------------------------------------------------------
Class C:

   Net asset value and offering price per share                       $    14.11
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Basic Value Fund

STATEMENT OF OPERATIONS
For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $226)                                       $  19,234
--------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                               11,081
--------------------------------------------------------------------------------------------------
Administrative services fees                                                                50,000
--------------------------------------------------------------------------------------------------
Custodian fees                                                                               1,805
--------------------------------------------------------------------------------------------------
Distribution fees:

   Class A                                                                                   1,477
--------------------------------------------------------------------------------------------------
   Class B                                                                                   4,433
--------------------------------------------------------------------------------------------------
   Class C                                                                                   4,433
--------------------------------------------------------------------------------------------------
Transfer agent fees                                                                             53
--------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                   15,155
--------------------------------------------------------------------------------------------------
Professional services fees                                                                  34,553
--------------------------------------------------------------------------------------------------
Other                                                                                        8,556
--------------------------------------------------------------------------------------------------
      Total expenses                                                                       131,546
--------------------------------------------------------------------------------------------------
Less: Fees waived, expenses reimbursed and expense offset arrangements                    (105,709)
--------------------------------------------------------------------------------------------------
      Net expenses                                                                          25,837
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                (6,603)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:

   Investment securities                                                                   109,570
--------------------------------------------------------------------------------------------------
   Foreign currencies                                                                          (13)
--------------------------------------------------------------------------------------------------
                                                                                           109,557
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of Investment securities                              92,119
--------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                                 201,676
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     $ 195,073
--------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2006 and 2005

                                                                                                      2006         2005
                                                                                                   -----------------------
OPERATIONS:

   Net investment income (loss)                                                                    $   (6,603)  $   (8,313)
--------------------------------------------------------------------------------------------------------------------------
   Net realized gain from investment securities and foreign currencies                                109,557       64,964
--------------------------------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation of investment securities and
      foreign currencies                                                                               92,119       34,972
--------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                                            195,073       91,623
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:

   Class A                                                                                            (25,622)     (24,703)
--------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                            (19,217)     (18,527)
--------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                            (19,217)     (18,527)
--------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets resulting from distributions                                             (64,056)     (61,757)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:

   Class A                                                                                             25,622       24,703
--------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                             19,217       18,527
--------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                             19,217       18,527
--------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from share transactions                                     64,056       61,757
--------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets                                                                      195,073       91,623
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

   Beginning of year                                                                                1,368,145    1,276,522
--------------------------------------------------------------------------------------------------------------------------
   End of year (including undistributed net investment income (loss) of $0 and $0, respectively)   $1,563,218   $1,368,145
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Basic Value Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2006

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM Select Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

          The Fund's investment objective is long-term growth of capital.

          The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting

AIM Select Basic Value Fund

     the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

AIM Select Basic Value Fund

     respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                                          RATE
--------------------------------------------------------------------------------
First $1 billion                                                           0.75%
Next $1 billion                                                            0.70%
Over $2 billion                                                            0.65%
--------------------------------------------------------------------------------

          Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                                         RATE
--------------------------------------------------------------------------------
First $250 million                                                        0.695%
Next $250 million                                                          0.67%
Next $500 million                                                         0.645%
Next $1.5 billion                                                          0.62%
Next $2.5 billion                                                         0.595%
Next $2.5 billion                                                          0.57%
Next $2.5 billion                                                         0.545%
Over $10 billion                                                           0.52%
--------------------------------------------------------------------------------

          AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred

AIM Select Basic Value Fund

but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

          For the year ended October 31, 2006, AIM waived advisory fees of $11,081 and reimbursed expenses of $81,771.

          At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,952.

          The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $50,000.

          The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $53.

          The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. ADI waived all plan fees of $1,477, $4,433 and $4,433 for the Class A, Class B and Class C shares, respectively.

          Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3 -- EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) custodian credits which result from periodic overnight cash balances at the custodian and (ii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $562.

AIM Select Basic Value Fund

NOTE 4 -- TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

          During the year ended October 31, 2006, the Fund paid legal fees of $3,673 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5 -- BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

          The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

          During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

          Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Select Basic Value Fund

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years October 31, 2006 and 2005 was as follows:

                                                   2006      2005
                                                 -------   -------
Distributions paid from long-term capital gain   $64,056   $61,757
                                                 -------   -------

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                         2006
                                                                      ----------
Undistributed long-term gain                                          $  109,583
Unrealized appreciation - investments                                    359,062
Shares of beneficial interest                                          1,094,573
                                                                      ----------
Total net assets                                                      $1,563,218
                                                                      ----------

          The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

          The Fund does not have a capital loss carryforward as of October 31, 2006.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $375,827 and $383,343, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $395,650
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (36,588)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                   $359,062
================================================================================
Cost of investments for tax purposes is $1,190,826.

NOTE 8 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2006, undistributed net investment income (loss) was increased by $6,603, undistributed net realized gain was increased by $13 and shares of beneficial interest decreased by $6,616. This reclassification had no effect on the net assets of the Fund.

AIM Select Basic Value Fund

NOTE 9 -- SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                       CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------
                                              YEAR ENDED OCTOBER 31,
                                       -----------------------------------
                                           2006 (A)             2005
                                       -----------------------------------
                                       SHARES    AMOUNT   SHARES    AMOUNT
--------------------------------------------------------------------------
Issued as reinvestment of dividends:
   Class A                              1,940   $25,622    1,889   $24,703
--------------------------------------------------------------------------
   Class B                              1,457    19,217    1,416    18,527
--------------------------------------------------------------------------
   Class C                              1,457    19,217    1,416    18,527
--------------------------------------------------------------------------
                                        4,854   $64,056    4,721   $61,757
==========================================================================

(a) Currently, the Fund is not open to investors. All shares are owned by AIM.

NOTE 10 -- NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Select Basic Value Fund

NOTE 11 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                               CLASS A
                                                                     -----------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                                                                                (DATE OPERATIONS
                                                                              YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                                     -------------------------------------------   OCTOBER 31,
                                                                      2006         2005      2004      2003           2002
                                                                     -----------------------------------------------------------
Net asset value, beginning of period                                 $12.92       $12.61    $11.65    $ 9.13       $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                       (0.06)       (0.08)    (0.09)    (0.07)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)     1.85         1.00      1.05      2.70        (0.86)
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                 1.79         0.92      0.96      2.63        (0.87)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                                  --           --        --     (0.11)          --
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gains                              (0.60)       (0.61)       --        --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $14.11       $12.92    $12.61    $11.65       $ 9.13
--------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                       14.21%        7.24%     8.24%    29.12%       (8.70)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  625       $  547    $  511    $  472       $  365
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
   With fee waivers and/or expense reimbursements                      1.79%(b)     1.77%     1.77%     1.83%        1.75%(c)
--------------------------------------------------------------------------------------------------------------------------------
   Without fee waivers and/or expense reimbursements                   8.45%(b)    10.18%     9.96%    10.27%       23.74%(c)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.45)%(b)   (0.60)%   (0.70)%   (0.75)%      (0.49)%(c)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                               26%          16%       19%       20%           4%
--------------------------------------------------------------------------------------------------------------------------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $591,000.

(c)  Annualized.

(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT BASIC VALUE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                               CLASS B
                                                                     -----------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                                                                                (DATE OPERATIONS
                                                                                YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                                     -------------------------------------------   OCTOBER 31,
                                                                      2006         2005      2004      2003           2002
                                                                     -----------------------------------------------------------
Net asset value, beginning of period                                 $12.92       $12.62    $11.65    $ 9.13       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income (loss)                                       (0.06)       (0.08)    (0.09)    (0.07)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)     1.85         0.99      1.06      2.70         (0.86)
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                 1.79         0.91      0.97      2.63         (0.87)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:

   Dividends from net investment income                                  --           --        --     (0.11)           --
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gains                              (0.60)       (0.61)       --        --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $14.11       $12.92    $12.62    $11.65       $  9.13
--------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                       14.21%        7.15%     8.33%    29.12%        (8.70)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Net assets, end of period (000s omitted)                             $  469       $  410    $  383    $  354       $   274
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:

   With fee waivers and/or expense reimbursements                      1.79%(b)     1.77%     1.77%     1.83%         1.75%(c)
--------------------------------------------------------------------------------------------------------------------------------
   Without fee waivers and/or expense reimbursements                   9.20%(b)    10.86%    10.61%    10.92%        24.39%(c)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.45)%(b)   (0.60)%   (0.70)%   (0.75)%      (0.49)%(c)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                               26%          16%       19%       20%            4%
--------------------------------------------------------------------------------------------------------------------------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $443,256.

(c)  Annualized.

(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT BASIC VALUE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                               CLASS C
                                                                     ------------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                                                                                 (DATE OPERATIONS
                                                                                YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                                     -------------------------------------------   OCTOBER 31,
                                                                      2006         2005      2004      2003            2002
                                                                     ------------------------------------------------------------
Net asset value, beginning of period                                 $12.92       $12.62    $11.65    $ 9.13       $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income (loss)                                       (0.06)       (0.08)    (0.09)    (0.07)       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)     1.85         0.99      1.06      2.70        (0.86)
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                 1.79         0.91      0.97      2.63        (0.87)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:

   Dividends from net investment income                                  --           --        --     (0.11)          --
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gains                              (0.60)       (0.61)       --        --           --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $14.11       $12.92    $12.62    $11.65       $ 9.13
---------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                       14.21%        7.15%     8.33%    29.12%       (8.70)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Net assets, end of period (000s omitted)                             $  469       $  410    $  383    $  354       $  274
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:

   With fee waivers and/or expense reimbursements                      1.79%(b)     1.77%     1.77%     1.83%        1.75%(c)
---------------------------------------------------------------------------------------------------------------------------------
   Without fee waivers and/or expense reimbursements                   9.20%(b)    10.86%    10.61%    10.92%       24.39%(c)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.45)%(b)   (0.60)%   (0.70)%   (0.75)%      (0.49)%(c)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                               26%          16%       19%       20%           4%
---------------------------------------------------------------------------------------------------------------------------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $443,256.

(c)  Annualized.

(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Select Basic Value Fund

NOTE 12 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

     Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

-    that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

AIM Select Basic Value Fund

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

     These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

     All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

     IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Select Basic Value Fund

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Select Basic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Select Basic Value Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
December 20, 2006
Houston, Texas

AIM Select Basic Value Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

The Fund distributed long-term capital gains of $64,056 for the Fund's tax year ended October 31, 2006.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006 are 7.65%, 7.52%, 7.51%, and 6.43%, respectively.

AIM Select Basic Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1988           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1988           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1988           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Select Basic Value Fund



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

OFFICE OF THE FUND
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

COUNSEL TO THE FUND
Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st
Floor
Philadelphia, PA 19103-7599

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                AIMINVESTMENTS.COM/EDELIVERY
                          GRAPHIC]

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----------------------------------------------------------------------------
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

ITEM 2.  CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

         PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                  Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                                                     to Non-Audit                             Billed Applicable to
                                                  Services Provided                            Non-Audit Services
                             Fees Billed for     for fiscal year end                           Provided for fiscal
                            Services Rendered      2006 Pursuant to       Fees Billed for         year end 2005
                            to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                               for fiscal            Pre-Approval       the Registrant for       of Pre-Approval
                              year end 2006         Requirement(1)     fiscal year end 2005      Requirement(1)
                              -------------         --------------     --------------------      --------------
Audit Fees                      $234,833                 N/A                 $366,905                  N/A
Audit-Related Fees(2)           $      0                  0%                 $ 26,125                  0%
Tax Fees(3)                     $ 77,560                  0%                 $ 70,120                  0%
All Other Fees                  $      0                  0%                 $      0                  0%
                                --------                                     --------
Total Fees                      $312,393                  0%                 $463,150                  0%

         PWC billed the Registrant aggregate non-audit fees of $77,560 for the fiscal year ended 2006, and $96,245 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related Fees for the fiscal year ended October 31, 2005 includes fees billed for completing agreed-upon procedures related to fund mergers.

(3) Tax Fees for the fiscal year end October 31, 2006 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end October 31, 2005 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

         PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:


                             Fees Billed for                               Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                           Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2006    Provided for fiscal   fiscal year end 2005    Provided for fiscal
                           That Were Required        year end 2006       That Were Required        year end 2005
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                           by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                             Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                             ---------------        --------------         ---------------         --------------
Audit-Related Fees                 $0                     0%                     $0                      0%
Tax Fees                           $0                     0%                     $0                      0%
All Other Fees                     $0                     0%                     $0                      0%
                                   --                                            --
Total Fees(2)                      $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.


                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006


STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the

Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client
     -    Financial information systems design and implementation
     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     -    Actuarial services
     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions
     -    Human resources
     -    Broker-dealer, investment adviser, or investment banking services
     -    Legal services
     -    Expert services unrelated to the audit
     -    Any service or product provided for a contingent fee or a commission
     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
     - Tax services for persons in financial reporting oversight roles at the Fund
     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Equity Funds

By:    /s/ PHILIP A. TAYLOR
       -----------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  January 5, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ PHILIP A. TAYLOR
       -----------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  January 5, 2007


By:    /s/ SIDNEY M. DILGREN
       -----------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  January 5, 2007

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.